1933 Act File No. 333-206988
1940 Act File No. 811-23098

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

 [   ] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ X ] PRE-EFFECTIVE AMENDMENT NO. 2

[   ] POST-EFFECTIVE AMENDMENT NO. __

[   ] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[ X ] AMENDMENT NO. 2

Bluerock Institutional Mortgage Income Fund

(fka Total Income + Mortgage Fund)

Principal Executive Offices

712 Fifth Avenue, 9th Floor

New York, NY 10019

1-844-819-8287

Agent for Service

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

Copies of information to:

JoAnn Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 (614) 469-3200	Michael Konig, Esq. Bluerock Real Estate, LLC 712 Fifth Avenue, 9th Floor New York, NY 100191 (212) 843-1601

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.[ X ]

It is proposed that this filing will become effective when declared effective pursuant to Section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(1)
Shares of Beneficial Interest	20,000,000	$25.00	$500,000,000	$58,100
(1)	A filing fee of $58,100 was previously paid to the Securities and Exchange Commission in connection with the registration of these shares.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

SUBJECT TO COMPLETION PRELIMINARY PROSPECTUS DATED [______ __], 2018

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

PROSPECTUS

[____], 2018

Bluerock Institutional Mortgage Income Fund

Class A Shares ([___]) of Beneficial Interest

The Bluerock Institutional Mortgage Income Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund.

Investment Objective. The Fund’s primary investment objective is to generate attractive, long-term risk-adjusted returns, with an emphasis on current income with lower volatility and lower correlation to the broader markets.

Summary of Investment Strategy. The Fund pursues its investment objective by investing in institutional private debt investments consisting of secured first and second mortgage loans, secured mezzanine loans, secured construction or transitional loans, and preferred equity investments, and in public real estate-related debt instruments and securities. The Fund intends to invest in institutional debt secured by high quality, desirable properties sponsored by experienced, financially sound borrowers, and located primarily in major and select regional markets within the United States. The Fund will seek to build a diversified portfolio of real estate debt investments based on property type, geography, sponsorship, lifecycle and capital structure.

Because the Fund is newly organized, its shares have no pricing or performance history. For the reasons set forth below, an investment in the Fund’s shares is not suitable for investors who cannot tolerate risk of loss or who require liquidity, other than liquidity provided through the Fund’s repurchase policy:

●	Pursuant to the U.S. Securities and Exchange Commission (“SEC”) rules and regulations, shares of the Fund will not be listed on any securities exchange or any secondary market, which makes them inherently illiquid.
●	Shares of the Fund are not redeemable, but shall be subject to the repurchase offer provisions set forth below.
●	Although the Fund will offer to repurchase at least 5% of each shareholder’s shares on a quarterly basis in accordance with the Fund’s repurchase policy, the Fund will not be required to repurchase shares at a shareholder’s option nor will shares be exchangeable for units, interests or shares of any other security.
●	The Fund is not required to extend, and shareholders should not expect the Fund’s Board of Trustees (the “Board” or the “Trustees”) to authorize, repurchase offers in excess of 5% of outstanding shares per quarter.
●	Regardless of how the Fund performs, an investor may not be able to sell or otherwise liquidate his or her shares whenever such investor would prefer and will be significantly limited in his or her ability to reduce his or her exposure on any market downturn.

Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus concisely provides you the information that a prospective investor should know about the Fund before investing in the shares of the Fund that are being offered through this prospectus. You are advised to read this prospectus carefully and to retain it for future reference. Additional information about the Fund, including the Fund’s Statement of Additional Information (“SAI”), dated [ _________, 2018], has been filed with the SEC. Information regarding the Fund is available on the SEC’s website at http://www.sec.gov, including the SAI. The address of the SEC’s website is provided solely for the information of prospective shareholders and is not intended to be an active link. The table of contents of the SAI appears on page [39] of this prospectus. The SAI is incorporated by reference into this prospectus (legally made a part of this prospectus). The SAI, Fund annual and semi-annual reports and other information and shareholder inquiries regarding the Fund are available free of charge and may be requested by writing the Fund c/o DST Systems PO Box 218445 Kansas City, MO 64121-9445 (the “Transfer Agent”), by calling the Transfer Agent toll-free at 1-844-819-8287, or by visiting the Fund’s website at http://www.bluerockfunds.com.

The Advisor. The Fund’s investment advisor is Bluerock Credit Fund Advisor, LLC (the “Advisor”), an adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Sub-Advisors. The Advisor has engaged RREEF America L.L.C. (“RREEF”) and Mercer Investment Management, Inc. (“Mercer”) (each a “Sub-Advisor” and collectively, the “Sub-Advisors”) both SEC registered investment advisers under the Advisers Act, to provide services for investment management of the Fund’s portfolio. RREEF was founded in 1975 and is one of the largest real estate investment managers serving institutional investors globally with more than 400 professionals and staff located in 27 locations around the world with over $57 billion in assets under management as of September 30, 2017. Mercer is a leading global institutional investment advisor serving sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations for more than 40 years and, together with its global investment management affiliates, has over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement as of June 30, 2017.

Securities Offered. The Fund engages in a continuous offering of classes of shares of beneficial interest of the Fund, including Class A shares offered by this prospectus. The Fund has registered 20,000,000 shares, and is authorized as a Delaware statutory trust to issue an unlimited number of shares. The Fund is offering to sell, through its principal underwriter, ALPS Distributors, Inc. (the “Distributor”) on a continual basis under the terms of this prospectus, 20,000,000 shares of beneficial interest at net asset value (“NAV”) per share of the relevant share class, plus any applicable sales load. The initial NAV is $25.00 per Class A share. The Class A shares are subject to a maximum sales charge of 5.75%. The Fund also offers Class C, Class I, and Class L shares, each by a separate prospectus. The minimum initial investment by a shareholder for Class A shares is $2,500 for regular accounts and $1,000 for retirement plan accounts, and a minimum subsequent investment of at least $100 for regular accounts and $50 for retirement plan accounts.. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use best efforts to sell the shares. Monies received will be invested promptly and no arrangements have been made to place such monies in an escrow, trust or similar account. See “Plan of Distribution.”

The Fund’s shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s shares, liquidity for the Fund’s shares will be provided only through quarterly repurchase offers for no less than 5% of the Fund’s shares and there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. Investing in the Fund’s shares involves substantial risks, including the risks set forth in the “Risk Factors” section of this prospectus.

PROSPECTUS SUMMARY
SUMMARY OF FUND EXPENSES
FINANCIAL HIGHLIGHTS
USE OF PROCEEDS
THE FUND
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES
RISK FACTORS
MANAGEMENT OF THE FUND
DETERMINATION OF NET ASSET VALUE
CONFLICTS OF INTEREST
QUARTERLY REPURCHASE OF SHARES
DISTRIBUTION POLICY
DIVIDEND REINVESTMENT POLICY
U.S. FEDERAL INCOME TAX MATTERS
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
ANTI-TAKEOVER PROVISIONS IN DECLARATION OF TRUST
PLAN OF DISTRIBUTION
LEGAL MATTERS
REPORTS TO SHAREHOLDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ADDITIONAL INFORMATION
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
NOTICE OF PRIVACY POLICY & PRACTICES

PROSPECTUS SUMMARY

This summary does not contain all of the information that you should consider before investing in the shares. You should review the more detailed information contained or incorporated by reference in this prospectus and in the SAI, particularly the information set forth below under the heading “Risk Factors.”

The Fund

Bluerock Institutional Mortgage Income Fund is a continuously offered, non-diversified, closed-end management investment company. See “The Fund.” The Fund is an interval fund that provides investor liquidity by offering to make quarterly repurchases of each class of shares at that class of shares’ net asset value, which will be calculated on a daily basis. See “Quarterly Repurchases of Shares” and “Determination of Net Asset Value.”

Investment Objective, Strategy and Policies

The Fund’s investment objective is to generate attractive, long-term risk-adjusted returns, with an emphasis on current income with lower volatility and lower correlation to the broader markets.

The Fund pursues its investment objective by investing primarily in a portfolio of institutional private and public real estate-related debt instruments and securities.

●	Private Real Estate Debt – The private real estate debt investments are expected to consist of secured first mortgage loans, secured second mortgage loans, secured mezzanine loans, secured construction or transitional loans, and preferred equity investments.

●	Public Real Estate Debt - The public real estate debt investments are expected to consist of mortgage backed securities (MBS), mortgage real estate investment trusts (Mortgage REITs), collateralized loan obligations (CLOs), and other commercial real estate (CRE) backed debt securities.

The Fund intends to originate or acquire investments generally secured by high quality, desirable properties sponsored by experienced, financially sound borrowers, and located primarily in major and select regional markets within the United States.

The Fund will seek to build a diversified portfolio of real estate debt investments based on property type, geography, sponsorship, lifecycle and capital structure. The Fund’s investments will focus on property types such as office, retail, industrial and multi-family, but may also include other property types located primarily within the United States generally in major and select regional markets.

The Fund may invest in real estate debt instruments and securities of any duration, maturity or structure, and the amount of the invested debt as a percentage of a particular property’s stabilized value (commonly known as the “loan to value ratio”) will generally range from 50% to 80%.

By investing in the Fund, the Advisor expects that the shareholders may realize the following potential benefits:

●	Access to Attractive Risk-Adjusted Returns from Institutional Private Real Estate Debt Investments – The Fund enables investors to invest in institutional real estate private debt investments that may not otherwise be available to the typical retail investor due to the institutional focus of the Sub-Advisors. The Fund invests in institutional real estate private debt investments that offer attractive risk-return performance, with downside protection due to the value of the underlying real estate as collateral, and the availability of an equity cushion. In addition, many of the private real estate debt investments in which the Fund invests are typically intended for large, institutional investors due to the large minimum investment size, which would limit the ability of individual, non-institutional investors to participate in such investments.

●	Access to Relationship-based Deal Flow and Directly Originated Debt – The Fund will have access to the Americas Real Estate Division of Deutsche Asset Management's substantial direct, long-standing relationships across the real estate industry including borrowers, brokers, financial institutions, lenders and other market participants, and the Americas Real Estate Division of Deutsche Asset Management to source transactions. This comprehensive access to sourcing may offer strategic benefits, including a more efficient deployment of capital and the potential to identify investment opportunities before they are broadly marketed, enabling the Fund to deliver attractive yields to investors.

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●	Access to RREEF’s Substantial Platform and Resources – The Fund will have access to the Americas Real Estate Division of Deutsche Asset Management’s established underwriting and structuring capabilities to execute its investment strategy, and to its substantial real estate platform, providing the Fund access to market data on a scale not available to many competitors. RREEF was founded in 1975 and is one of the largest real estate investment managers globally with more than 400 professionals and staff located in 27 locations around the world and over $57 billion in assets under management as of September 30, 2017.

●	Access to Mercer’s Platform and Proprietary Intellectual Capital. The Fund will have access to Mercer’s proprietary intellectual capital, ongoing research, opinions and market data to assist the Advisor in setting strategy and portfolio planning to optimize risk-adjusted returns. Mercer is a leading global institutional investment advisor serving sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations for than 40 years, and, together with its global investment management affiliates, has over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement as of June 30, 2017.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in both private and public real estate-related debt instruments and securities secured by real estate (“Mortgages”). The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests. The Fund is deemed to concentrate its investments in the real estate industry because, under normal circumstances, it invests over 25% of its assets in real estate-related investments. The Fund’s 80% investment policy may be changed upon 60 days’ advance notice to shareholders. The Fund’s concentration policy is fundamental and may not be changed without shareholder approval. The Fund’s SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objective, Strategies and Policies.”

Investment Advisor

Bluerock Credit Fund Advisor, LLC was formed on November 30, 2017 and is registered with the SEC as an investment adviser. The Advisor is a subsidiary of Bluerock Asset Management, LLC (“BAM”); BAM’s Managing Member is Bluerock Real Estate Holdings, LLC. Bluerock Real Estate Holdings, LLC and its affiliates (“Bluerock”) and principals manage over $4 billion in assets under management and have collectively sponsored or structured real estate transactions totaling approximately 35 million square feet and with approximately $10 billion in value.

Sub-Advisors

The Sub-Advisors are engaged by the Advisor and will be paid solely by the Advisor from its management fee.. Shareholders do not pay any Sub-Advisor directly.

The Advisor has engaged RREEF, an investment adviser registered with the SEC under the Advisers Act, as a Sub-Advisor to provide investment management of the Fund’s portfolio. RREEF serves investors and has over $57 billion in assets under management (as of September 30, 2017). RREEF, is a division of Deutsche Asset Management, one of the world’s leading investment management organizations, with over $800 billion in assets under management.

The Advisor has additionally engaged Mercer, also an SEC registered adviser, to provide sub-advisory services to the Fund. Mercer has been involved in a rigorous selection process leading to the selection of RREEF as a sub-advisor, and will assist the Advisor with research, strategy and portfolio planning for the Fund. Mercer, together with its global investment management affiliates, has over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement (as of June 30, 2017).

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Advisor Fees and Expenses

The Advisor is entitled to receive a monthly fee at the annual rate of 1.85% of the Fund’s daily net assets. The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering and organizational expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that such expenses exceed 2.60% per annum of the Fund’s average daily net assets (the “Expense Limitation”) attributable to Class A shares. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date which they were incurred; and (2) the reimbursement may not be made if it would cause the current, or then in effect Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect at least until January 31, 2020, unless and until the Board of Trustees of the Fund (the “Board”) approves its modification or termination. After January 31, 2020, the Expense Limitation Agreement may be renewed at the Advisor’s and Board’s discretion. See “Management of the Fund.”

Administrator, Accounting Agent and Transfer Agent

ALPS Fund Services, Inc. (the “Administrator”) serves as the Fund’s administrator and accounting agent. DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent of the Fund. See “Management of the Fund.”

Distribution Fees

Class A shares are not subject to a Distribution Fee. See “Plan of Distribution.”

Closed-End Fund Structure

Closed-end funds differ from open-end mutual funds in that closed-end funds do not typically redeem their shares at the option of the shareholder. Closed-end fund shares typically trade in the secondary market via a stock exchange. However, unlike other closed-end funds, the Fund is an “interval” fund whose shares will not be listed on a stock exchange and therefore will not have a secondary market. Instead, the Fund will provide limited liquidity to shareholders by offering to repurchase a limited amount of the Fund’s shares (at least 5%) quarterly, which is discussed in more detail below. The Fund is subject to continuous asset in-flows, but not continuous out-flows.

Share Classes

The Fund offers four classes of shares: Class A, Class C, Class I, and Class L shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the sales loads, purchase restrictions, and ongoing fees and expenses for each share class are different. The loads, fees and expenses for the Fund are set forth in “Summary of Fund Expenses.” If an investor has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary may help determine which share class is appropriate for that investor. When selecting a share class, you should consider which share classes are available to you, how much you intend to invest, how long you expect to own shares, and the total costs and expenses associated with a particular share class. The Fund offers Class I, Class C, and Class L shares each by a separate prospectus.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Repurchases of Shares

The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at net asset value, of no less than 5% of the Fund’s shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. See “Quarterly Repurchases of Shares.”

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Investor Suitability

An investment in the Fund involves a considerable amount of risk. It is possible that you will lose some or all of your money invested. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund should not be viewed as a complete investment program.

Summary of Risks

Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Before investing you should consider carefully the risks that you assume when you invest in the Fund’s shares. See “Risk Factors.”

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. The value of Fund investments, like other market investments, may move up or down, sometimes rapidly and unpredictably, which will subject shareholders to risk. The value of your shares in the Fund at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Concentration Risk. Because the Fund will concentrate its investments in the real estate industry, the Fund will be subject to greater volatility risk than a fund that is not concentrated in a single industry. The Fund’s real estate-related investments may also be concentrated in regions or states, which exposes the Fund to region- or state-specific economic risks.

Real Estate Industry Risk. The Fund expects to invest substantially all of its assets in real estate-related debt instruments and securities, primarily in connection with real estate located within the United States. Therefore, the performance of its portfolio will be significantly impacted by the performance of the U.S. real estate market in general. Real estate market performance is affected by a wide variety of factors, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in operating expenses including property taxes; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) regional variations in rental income, property values and demand trends on the part of tenants; (viii) the availability of financing, (ix) changes in interest rates and (x) changes in availability of leverage on loans for or secured by real estate. Changes in federal tax laws may have a significant impact on the U.S. real estate industry in general, particularly in the geographic markets targeted by Fund investments.

Management Risk. Investments decisions regarding the relative attractiveness, value and potential appreciation of and returns on a particular investment, or allocation decisions with respect to the Fund’s portfolio, may prove to be incorrect, may not produce the desired results and/or may result in losses to the Fund and its shareholders.

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Debt Securities and Interest Rate Risks. Because the Fund invests primarily in debt instruments and securities, the value of your investment in the Fund may fluctuate with changes in interest rates. Typically, a rise in market interest rates will cause a decline in the value of fixed rate or other debt instruments. For more than the past five years, market interest rates have been at historically low levels, both in the United States and globally. It is difficult if not impossible to forecast future interest rates, but given their recent, historically low levels, there is a heightened risk that they may increase, perhaps substantially and perhaps in the near future. If market interest rates increase, there is a significant risk that the value of the Fund’s investment in fixed rate real estate debt securities may fall, and that it may be more difficult for the Fund to raise capital. Related risks include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Secured Debt Risk. Secured debt including Mortgages typically will be secured by pledges of collateral from the borrower in the form of tangible assets, including real estate. Secured debt holds the most senior position in the capital structure of a borrower. Secured debt in most circumstances is fully collateralized by assets of the borrower. Thus, it is repaid before unsecured debt. Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. Moreover, the security for the Fund’s secured debt investments may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

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Credit Risk; Junior Tranches. It is possible that the Fund’s borrowers or issuers may not make scheduled interest and/or principal payments on their loans and/or debt securities, which may result in losses or reduced cash flow to the Fund, either or both of which may cause the Net Asset Value (NAV) of, or the distributions by, the Fund to decrease. In addition, the credit quality of securities held by the Fund may fall if an issuer’s financial condition deteriorates. This also may negatively impact the value of and the Fund’s returns on its investment in such securities. Also, the Fund expects to allocate a portion of its assets to investments in junior tranches of debt, such as subordinated notes (sometimes generically referred to as “B Notes”) and mezzanine loans. Generally speaking, such junior level investments are riskier and therefore subject to a higher level of risk of non-payment or default, even if the more senior levels of debt related to such investment are performing according to their terms. Thus, the Fund’s investments in junior tranches of debt will be subject to amplified credit risks.

Prepayment Risk. Debt securities may be subject to prepayment risk because borrowers are typically able to repay their debt obligations prior to maturity principal. Consequently, a debt security’s maturity may be longer or shorter than anticipated. When interest rates fall, debt obligations tend to be refinanced or otherwise paid off more quickly than originally anticipated. If that occurs with respect to the Fund’s investments, the Fund may have to invest the prepaid proceeds in securities with lower yields. When interest rates rise, obligations will tend to be paid off by the obligor more slowly than anticipated, preventing the Fund from reinvesting at higher comparable or yields. For certain investments, lower-than-expected prepayment rates may expose investments in the junior tranches of MBS, CLOs or other CREs to credit risks for longer periods of time.

Direct Lending Risk. To the extent the Fund is the sole lender in privately offered debt, it may be solely responsible for the expense of servicing that debt, including, if necessary, taking legal actions to foreclose on any security instrument or securing the debt (e.g., the mortgage or, in the case of a mezzanine loan, the pledge). This may increase the risk and expense to the Fund compared to syndicated or publicly offered debt.

Direct Origination Risk. A portion of the Fund’s investments may be originated through co-investments. The results of the Fund’s operations depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions.

Conflicts of Interest Related to Direct Origination. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is not permitted to engage in related party transactions with its affiliates. As such, to address these risks, the Fund has implemented certain written policies and procedures to ensure the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act, and address potential conflicts of interest

MBS Risk. When the Fund invests in mortgaged-backed securities (MBS), the Fund may be subject to a heightened level of structure/default risk. For example, if an underlying MBS borrower is unable to fully support all of its interest or principal payment obligations, the assets backing those securities may not be sufficient to support payments on all tranches of the MBS securities attributed to that borrower. Accordingly, investments by the Fund in junior tranches of MBS will be subject to a higher risk of default than investments in more senior tranches.

Mortgage REIT Risk. Mortgage real estate investment trusts (REITs) are exposed to risks specific to the real estate market, including, among others, credit risk, prepayment risk, interest rate risk and leverage risk. Additionally, the value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

CLO Risk. Collateralized Loan Obligations (CLO) are securities backed by an underlying portfolio of debt obligations. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk.

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Defaulted Securities Risk. Loans in which the Fund invests, including mortgage loans in which the Fund invests through MBS or other structured debt, may fall into default. Defaulted loans/securities provide less liquidity to the Fund than performing loans and, for extended periods of time, may have a limited or no secondary market. Defaulted loans/securities may have low recovery values and borrowers or issuers in default of their debt obligations may seek bankruptcy protection, which may hinder or delay resolution of the Fund’s collection efforts.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in an issuer’s capital structure, limited liquidity, limited voting rights and special redemption rights. Securities with longer maturities tend to be more sensitive to interest rate changes. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, holders of debt are generally paid before the holders of preferred securities.

Issuer/Borrower Risk. The Fund’s investments in debt securities issued by a specific issuer or invested in project-specific direct loans may perform differently than the performance of credit markets in general, and therefore may be more volatile. Issuer-specific risks may include: the risk of poor management performance, excessive financial leverage, and reduced demand for the issuer’s properties and/or services. A substantial portion of the Fund’s assets are expected to be invested in project-specific direct loans. Typically, direct loans are secured only by the underlying project and are not secured or collateralized by securities or principal repayment guaranties issued by the borrower’s parent company. Project-specific borrowers, as compared to corporate borrowers, may be more likely to suffer abrupt financial reversals due to (i) adverse changes in their project’s local market conditions (ii) inadequate capitalization and/or access to working capital financing or (iii) lack of access to refinancing or other credit lines. Additionally, in direct lending, borrowers experiencing financial difficulties could seek bankruptcy protection, which may limit or delay the Fund’s ability to obtain judgment or collect on defaulted loans. Compared to investments in debt securities issued by large capitalization companies, the Fund’s investments in project-specific loans are more likely to experience greater changes in market value, and greater potential for losses.

Correlation Risk. Pursuant to the Fund’s investment objective, the Fund seeks to produce returns with lower correlation to the broader financial markets. There is no guaranty that the Fund will succeed in achieving its investment objective or that the Fund will outperform the broader financial markets.

Liquidity Risk – Quarterly Repurchases. The Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the Fund’s shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers, for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that all shareholders seeking liquidity will be able to sell all of the shares that they desire to sell in a quarterly repurchase offer.

Liquidity Risk – Underlying Investments. The Fund’s investments, such as in private debt funds or whole loans, are subject to liquidity risk. This liquidity risk exists because particular investments of the Fund may be difficult to sell, possibly preventing the Fund from selling them at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices, in order to satisfy its 5% quarterly repurchase obligations.

Leveraging Risk. The Fund is authorized to use leverage for investment purposes and to satisfy redemption requests. The use of leverage will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments.

Repurchase Policy Risk. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings early or at inopportune times, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income.

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Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Distribution Policy Risk. The Fund’s distribution policy is not designed to generate, and is not expected to result in, distributions to investors that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital prior to commencing operations. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. Therefore, an inability to raise substantial capital may significantly adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its ability to comply with regulatory requirements. Further, if the Fund fails to achieve its estimated size and the Expense Limitation is not renewed, future expenses will be higher than expected.

No Operating History. The Fund is a closed-end investment company with no history of operations for potential investors to review. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.

U.S. Federal Income Tax Matters

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to so qualify, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies the applicable distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements. See “U.S. Federal Income Tax Matters.”

Distribution Policy

The Fund’s distribution policy is to accrue dividends daily (Saturdays, Sundays and holidays included) and to distribute as of the last business day of each month. This distribution policy is subject to change. The level of monthly distributions (including any return of capital) is not fixed and all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit.

Unless a shareholder elects otherwise, the shareholder’s distributions will be reinvested in additional shares of the same class under the Fund’s dividend reinvestment policy. Shareholders who elect not to participate in the Fund’s dividend reinvestment policy will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). Distributions are made at the class level, so they may vary from class to class within the Fund. See “Dividend Reinvestment Policy.”

Custodian

UMB Bank, N.A (“Custodian”), with principal offices at 1010 Grand Boulevard, Kansas City, Missouri 64106, serves as the Fund’s custodian. See “Management of the Fund.”

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SUMMARY OF FUND EXPENSES

Shareholder Transaction Expenses	Class A
Maximum Sales Load (as a percent of offering price)	5.75%
Early Withdrawal Charges (as a percent of original purchase price)	None[4]
Annual Expenses (as a percentage of average net assets attributable to shares)
Management Fees	[1.85]%
Other Expenses [1]	[ ]%
Shareholder Servicing Expenses	0.25%
Distribution Fee	0.00%
Remaining Other Expenses	[ ]%
Acquired Fund Fees and Expenses [1,2]	[ ]%
Total Annual Expenses [1]	[ ]%
Fee Waiver and Reimbursement [1,3]	[ ]%
Total Annual Expenses (after fee waiver and reimbursement) [1]	[ ]%

1.	Estimated for the current fiscal year.
2.	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These indirect costs may include performance fees paid to the acquired fund’s advisor or its affiliates. It does not include brokerage or transaction costs incurred by the acquired funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
3.	The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including offering and organizational expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent that they exceed 2.60% per annum of the Fund’s average daily net assets attributable to Class A shares. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time the expenses were waived or absorbed to be exceeded. The Expense Limitation Agreement will remain in effect at least until January 31, 2020, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund’s Board of Trustees. See “Management of the Fund.”
4	Class A shareholders who tender for repurchase Class A shares that were purchased in amounts of $1,000,000 or more that have been held less than one year (365 days) from the purchase date will be subject to an early withdrawal charge of 1.00% of the original purchase price.

The above Summary of Fund Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about management fees, fee waivers and other expenses is available in Management of the Fund starting on page [__] of this prospectus.

(the Example assumes the Fund’s Expense Limitation Agreement will remain in effect through January, 2020):

Share Class	1 Year	3 Years
Class A Shares

Shareholders who choose to participate in repurchase offers by the Fund will not incur a repurchase fee, unless the repurchase is less than 365 days after purchase. However, if shareholders request repurchase proceeds be paid by wire transfer, such shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by the Administrator, currently $15. The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

FINANCIAL HIGHLIGHTS

Because the Fund is newly formed and has no performance history as of the date of this Prospectus, a financial highlights table for the Fund has not been included in this Prospectus.

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USE OF PROCEEDS

The net proceeds of the Fund’s continuous offering of shares, after payment of the sales load (if applicable) and other associated expenses, will be invested in accordance with the Fund’s investment objective and policies (as stated below) as soon as practicable after receipt. The Fund pays organizational costs and its offering expenses incurred with respect to its initial and continuous offering. Pending investment of the net proceeds in accordance with the Fund’s investment objective and policies, the Fund will invest in money market or short-term fixed-income mutual funds. Investors should expect, therefore, that before the Fund has fully invested the proceeds of the offering in accordance with its investment objective and policies, the Fund’s assets would earn interest income at a modest rate. While the Fund does not anticipate a delay in the investment of net proceeds from investors, the Fund will seek shareholder approval if the net proceeds are not invested within six months of the Fund’s initial offering in accordance with the rules under the 1940 Act.

THE FUND

The Fund is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 11, 2015. The Fund’s principal office is located at 712 Fifth Avenue, 9th Floor, New York, NY 10019, and its telephone number is (212) 843-1601.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund’s investment objective is to generate attractive, long-term risk-adjusted returns, with an emphasis on current income with lower volatility and lower correlation to the broader markets.

The Fund intends to invest in debt secured by high quality, desirable properties sponsored by experienced, financially sound borrowers, and located primarily in major and select regional markets within the United States. The Fund will seek to build a diversified portfolio of public and private real estate debt investments based on property type, geography, sponsorship, lifecycle and capital structure. The Fund pursues its investment objective by investing primarily in a portfolio of institutional private and public debt secured by real estate, as defined below:

●	Private Real Estate Debt Investments – The Fund’s private real estate debt investments are expected to consist of secured first mortgage loans, secured second mortgage loans, secured mezzanine loans, secured construction or transitional loans, and preferred equity investments.

●	Public Real Estate Debt Investments – The Fund’s public real estate debt investments are expected to be primarily commercial and residential mortgage backed securities (MBS), mortgage real estate investment trusts (Mortgage REITs), collateralized loan obligations (CLOs), and other commercial real estate (CRE) backed debt securities.

The Fund may invest in real estate debt instruments and securities of any duration, maturity or structure, and the amount of the invested debt as a percentage of a particular property’s stabilized value (commonly known as the “loan to value ratio”) will generally range from 50% to 80%.

The Advisor Expects that the Fund’s Shareholders may realize the following potential benefits:

●	Access to Attractive Risk-Adjusted Returns from Institutional Private Real Estate Debt Investments – The Fund enables investors to invest in institutional real estate private debt investments that may not otherwise be available to the typical retail investor due to the institutional focus of the Sub-Advisors. The Fund invests in institutional real estate private debt investments that offer attractive risk-return performance with downside protection due to the value of the underlying real estate as collateral, and the availability of a an equity cushion. In addition, many of the private real estate debt investments in which the Fund invests are typically intended for large, institutional investors due to the large minimum investment size, limiting the availability to individual, non-institutional investors.

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●	Access to Relationship-based Deal Flow and Directly Originated Debt – The Fund will have access to the Americas Real Estate Division of Deutsche Asset Management’s substantial direct, long-standing relationships across the real estate industry including borrowers, brokers, financial institutions, lenders and other market participants, including the real estate equity transaction teams to source transactions. This comprehensive access to sourcing may offer strategic benefits including a more efficient deployment of capital and the identification of certain investment opportunities before they are presented to the broader market, enabling the Fund to deliver attractive yields to investors.

●	Access to RREEF’s Substantial Platform and Resources – The Fund will have access to the Americas Real Estate Division of Deutsche Asset Management’s established underwriting and structuring capabilities to execute its investment strategy, and to its substantial real estate platform which provides the Fund access to market data on a scale not available to many competitors. RREEF was founded in 1975 and is one of the largest real estate investment managers globally with more than 400 professionals and staff located in 27 locations around the world and over $57 billion in assets under management as of September 30, 2017.

●	Access to Mercer’s Platform and Proprietary Intellectual Capital. The Fund will have access to Mercer’s proprietary intellectual capital, ongoing research, opinions and market data to assist the Advisor in setting strategy and portfolio planning to optimize risk-adjusted returns. Mercer Investment Management is a leading global institutional investment advisor serving sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations for more than 40 years, and, together with its global investment management affiliates, has over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement as of June 30, 2017.

Fund’s Target Investment Portfolio

The Advisor and RREEF intend to execute the Fund’s investment strategy primarily by investing in a diverse portfolio of institutional private and public real estate debt investments and securities. The Fund intends to invest in debt secured by high quality, desirable properties sponsored by experienced, financially sound borrowers, and located primarily in major and select regional markets within the United States. With respect to selecting investments, the Advisor and RREEF will consider various inputs regarding the potential borrower, including relevant experience, equity commitment, financial strength and business plan, among other factors, and will pursue a value-driven approach focused on real estate supply and demand fundamentals to underwriting and diligence.

The Fund will seek to build a diversified portfolio of public and private real estate-related debt investments based on property type, geography, sponsorship, lifecycle and capital structure. The Fund’s investments will focus on property types such as office, retail, industrial and multi-family, but may also include other property types located primarily within the United States generally in major and select regional markets. Average loan amounts are generally expected to be a minimum of $10 million, with durations generally of ten years, at interest rates that may be fixed or floating.

The Fund may invest in a variety of investments in pursuing its investment objective, including those listed below.

Private Real Estate Debt Investments:

●	First Mortgage Loans: The debt that is most senior in the capital stack and is secured by a first mortgage recorded against the project borrower’s underlying real estate interest. Investments in first mortgage loans (sometimes also referred to a “A Loans” or “A Notes”) are sometimes shared by multiple lenders, including on a pari passu or “horizontal” basis, or arranged by seniority on a “vertical” basis as through an A Note/B Note structure (see B Note below). First mortgage loans are senior in repayment priority to second mortgage loans B Notes, Mezzanine Loans, unsecured debt, preferred equity investments and common equity investments.

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●	Second Mortgages or B-Notes: The debt that is next most senior in the capital stack is secured by second mortgages recorded against the project borrower’s underlying real estate interest. Investments in second mortgage loans are junior in priority to first mortgage loans. “B Notes” are investments in first or second mortgages that are structured in a manner to make the B Note portion junior in payment priority to a more senior (i.e., so-called “A Note”) tier of payment rights in the same mortgage. B Notes are evidenced by promissory notes that are separate from and subordinate to A Notes.

●	Mezzanine Loans: Mezzanine loans are senior to preferred equity investments and common equity investment, but subordinate to all mortgage loans. Mezzanine Loans are generally secured by a pledge of the ownership interests of the owner of the mezzanine borrower, rather than by a lien recorded against the borrower’s real estate.

●	Construction or Transitional Loans: Construction or Transitional Loans to borrowers whose the underlying real estate interest will serve as collateral as a property is undergoing a repositioning, development or value enhancement strategy. These loan investments carry additional risk, as repayment will depend on the borrower’s ability to successfully execute its particular repositioning, development or value enhancement strategy.

●	Preferred Equity Investments: Preferred Equity Investments are often considered the equivalent of debt investments because they often require regularly scheduled payments, carry payment priority over returns that may be made to the common equity owners of the underlying real estate project, and often carry enhanced control rights under the operating, partnership or other ownership agreement that establishes management control and the preferred equity investor’s priority and control rights. Preferred equity investments are junior in priority to mezzanine loans.

Public Real Estate Debt Investments:

●	Mortgage Backed Securities: Mortgage-backed securities (MBS) are a type of fixed income security that is secured by either (a) a mortgage on an individual property or (b) a pool of mortgages on numerous commercial and/or residential properties. Returns from MBS composed of non-performing loans are highly sensitive to loans becoming re-performing.

●	Agency Commercial Mortgage Backed Securities: Agency Commercial Mortgage Backed Securities are a specific sub-category of Commercial Mortgage-Backed Securities (CMBS) that is focused on the multi-family real estate sector. These securities are issued by the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac).

●	Mortgage REITs: A Mortgage REIT is a real estate investment trust that invests in mortgages or mortgage backed securities (MBS), principally focused on investing in commercial and residential mortgages and mortgage backed securities. Mortgage REITs are typically listed on major stock exchanges, similar to other public stocks. Shares may also be purchased in a mutual fund or exchange-traded fund (ETF) format.

Commercial Real Estate – Collateralized Loan Obligation (CRE-CLO): Commercial Real Estate – Collateralized Loan Obligations (CRE-CLO), similar to mortgage backed securities are a type of fixed income security that is secured by a pool of mortgages on numerous commercial properties. Typically the underlying loans supporting a CRE-CLO floating rate are shorter duration in nature than other CMBS investments.

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Exchange Traded Fund: An exchange-traded fund (ETF) is an investment fund traded on stock exchanges. An ETF holds assets such as stocks, commodities, or bonds. Most ETFs track an index, such as a stock index or bond index. ETFs are viewed as attractive as investments because of their liquidity, low costs, tax efficiency, and stock-like features.

Investment Process

The Fund is supported by the full breadth and depth of the RREEF team, along with the RREEF’s Investment Committee of 9 senior real estate investment professionals, and the Advisor’s Investment Committee of five senior real estate professionals, which provide review and approvals at each stage of the investment process below, along with the resources, research and opinions of Mercer, in its investment process.

Idea Generation. RREEF has a robust Research & Strategy team that consists of 19 professionals located in six offices around the globe, including the Americas, Europe and Asia. The Research & Strategy team generate a set of viewpoints for the purpose of focusing investment, management and divestment actions on the set of opportunities that is expected to provide the most attractive returns and to mitigate risk. These viewpoints are reviewed and approved by RREEF’s Investment Committee.

Portfolio Planning. The Advisor and RREEF teams, including Research & Strategy, the debt investments team, performance and risk management and the broader platform, integrate these viewpoints along with ongoing research, opinions and market data from Mercer, into a specific investment strategy and strategic plan to fulfill the Fund’s primary investment objective to generate attractive, long-term risk-adjusted returns, with an emphasis on current income with lower volatility and lower correlation to the broader markets. Several factors are considered in portfolio planning including, but not limited to, the Fund’s objectives and constraints, risk-return expectations, current Fund investment allocations and the overall market outlook, all of which are reviewed and approved by RREEF’s Investment Committee.

Allocations between private and public debt investments are overseen by RREEF and the Advisor’s Investment Committee and may vary over time in response to changes in market conditions, with a focus on managing volatility and maximizing risk-adjusted returns.

Portfolio Construction. The Fund’s Portfolio Managers work closely with other RREEF’s professionals to target the investment needs of the Fund in sourcing transactions and screening the investment pipeline in an effort to shape the desired target portfolio.

●	Transaction Sourcing and Origination. It is anticipated that the main sources of deal flow for the Fund will be direct, long-standing relationships across the real estate industry including borrowers, brokers, financial institutions, lenders and other market participants and the broader RREEF real estate platform, including its transactions teams. This approach to sourcing transactions will offer strategic benefits to the Fund including a potentially quicker deployment of capital and the potential identification of certain investment opportunities before they are presented more broadly to the market.

●	Transaction Screening. The transaction screening process generally starts with a pipeline of potential transactions that are reviewed by RREEF. All potential investment opportunities will be subject to preliminary analysis, which will include reviewing the property, sponsor, market, structure, terms and the risk and return characteristics to assess suitability for the Fund, including diversification, appropriate risk level, returns, property type, loan type and geographic location.

●	Underwriting and Due Diligence. RREEF pursues a value-driven approach focused on real estate supply and demand fundamentals to underwriting and diligence. The Sub-Advisor will complete an underwriting for each proposed transaction during the process with a focus on stressed in-place cash flows, debt yields, debt service coverage ratios, loan-to-values, property quality and market and sub-market dynamics, and generally including, but not limited to, (a) performing property analysis and valuation; (b) developing key economic and legal deal terms and structuring; (c) identifying and addressing key issues and validate assumptions; (d) evaluating submarket, regional and property market trends as well as the general economic climate; (e) evaluating reputation, track record and objectives of deal sponsor; (f) analyzing competition and business plan objectives; (g) evaluating legal, tax, regulatory and accounting aspects of investment structure; (h) performing credit analysis; (i) reviewing and approving all third party reports, contracts, and all other due diligence materials; (j) conducting site visit; and (k) analyzing the portfolio impact of the potential investment.

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●	Transaction Approval and Execution. RREEF will prepare a memorandum detailing its analysis of the proposed investment and present the transaction to both the RREEF and the Advisor’s Investment Committees for approval. Each investment is reviewed and evaluated for its risk/return profile and impact on the portfolio’s geographic and sector diversification, credit characteristics and current and total return. If final approval of the investment is given by both Investment Committees, RREEF will be responsible to coordinate and complete all aspects of closing and funding within the scope of approval that was given.

●	Asset Management and Realizations. After the closing and funding of an approved transaction, RREEF will actively manage it and the Fund’s other investments. RREEF’s senior personnel are highly experienced in loan and securities asset management. From the closing of a loan or investment through its final repayment, RREEF’s dedicated asset management team will be in regular contact with borrowers, servicers and/or local market experts, monitoring performance of the collateral, anticipating property and market issues, and enforcing rights and remedies when appropriate. The Advisor believes the Fund’s access to the RREEF’s real estate platform, and the detailed market information it provides, as well as to Mercer’s experience and expertise, will provide the Fund with an advantage in regard to the active management of the Fund’s loans and investments. Investment realization opportunities are continually monitored and evaluated to seek to maximize returns as well as to meet the Fund’s investment objective including appropriate risk management, subject to RREEF’s Investment Committee approval.

Risk and Performance Management. RREEF will have the lead role in regard to performing ongoing portfolio and asset level risk and performance management, including real time monitoring of the underlying collateral performance to assess potential risks, forecasting and measuring financial and operational results, performing collateral analyses and property market reviews and taking strategic actions when required to maximize returns or mitigate risks. Mercer will also provide ongoing risk factor and performance monitoring including views on the current and future economic environment, outlook for real estate in general and particular asset classes, evaluation of the U.S. real estate debt markets, its assessment of the risk-reward profile of potential investments, and availability of competitive debt offerings. In addition, Mercer as Sub-Advisor will provide ongoing oversight and due diligence of RREEF, including a thorough periodic analysis of the organization, debt team, process and analysis of performance including investment performance analysis and reporting, investment strategy and portfolio construction, and market competitiveness.

Additional Information Regarding Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Advisor or RREEF may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. RREEF may invest the Fund’s cash balances in any investments it deems appropriate. The Advisor and RREEF expect that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Advisor, RREEF and the Fund’s portfolio managers are subjective.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. It is not anticipated that the Fund’s portfolio turnover rate would exceed 100% under normal market conditions. The Fund’s portfolio turnover rate will not be a limiting factor with regard to when RREEF deem portfolio changes appropriate. Although the Fund generally does not intend to trade for high-frequency short-term profits, securities may be sold without regard to the length of time held when, in the opinion of the Advisor or RREEF, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage or placement agent commissions and may generate short-term capital gains taxable as ordinary income. See “Tax Status” in the Fund’s SAI.

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There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Matters.”

Investment Policies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in both private and public real estate-related debt instruments and securities secured by real estate (“Mortgages”). The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests.

The Fund is deemed to concentrate its investments in the real estate industry because, under normal circumstances, it invests over 25% of its assets in real estate-related investments. The Fund’s 80% investment policy may be changed upon 60 days’ advance notice to shareholders. The Fund’s concentration policy is fundamental and may not be changed without shareholder approval. The Fund’s SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objective, Policies and Strategies.”

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the real estate-related debt securities and other assets held by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, which will subject shareholders to risk.

Concentration Risk. The Fund intends to concentrate its investments in the real estate industry, and invest more than 25% of its assets in real estate-related debt investments. Therefore, the Fund will be subject to greater volatility risk than registered funds that are not concentrated in a single industry. In addition, the Fund’s investments may be concentrated in specific regions or states within the United States, which would expose the Fund to greater region- or state-specific risks than if the Fund were to invest throughout the country or internationally.

Real Estate Industry Risk. The Fund expects to invest substantially all of its assets in real estate related debt securities, primarily within the United States. Therefore, the performance of its portfolio will be significantly impacted by the performance of the real estate market in general and the Fund may experience more volatility and be exposed to greater risk than a more diversified portfolio. The Fund will be impacted by factors particular to the real estate industry including, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in operating expenses including property taxes and; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing (ix) changes in interest rates and (x) changes in availability of leverage on loans for or secured by real estate. Changes in federal tax laws which are being debated or pending as of the date of this prospectus may have a significant impact on the U.S. real estate industry in general, particularly in the geographic markets targeted by Fund investments. The value of securities in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

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There are also special risks associated with particular real estate sectors including, but not limited to, those risks described below:

Multifamily Properties. The value and successful operation of a multifamily property is subject to risks based on a number of factors, such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Retail Properties. Retail properties are subject to risks that include changes to the overall health of the economy, and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are subject to risks that include changes to the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are subject to risks that include changes to the overall health of the economy, and other factors such as downturns in the manufacture, processing and shipping of goods.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are subject to risks arising from a number of several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Shopping Centers. Shopping center properties are subject to risks that are principally based on their dependence on the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and its closure or bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants in the same shopping center that may financially struggle due to lower foot traffic in the mall generally, due to loss of the large tenant. Shopping centers also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues and operate profitably. Shopping centers are also subject to risks due to changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property is subject to risk based on a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to real estate industry risks and, therefore, to risks associated with investments by the Fund in real estate-related debt and debt securities:

Development Issues. Certain real estate borrowers may engage in the development or construction of real estate properties. These companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk of cost overruns, inadequate capital to complete the project, and that there will be insufficient tenant demand at economically profitable rent levels.

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Inadequate Insurance. Certain of real estate borrowers may fail to carry sufficient liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the borrower could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value and cash flow associated with rental real estate depends upon the ability of the borrower to generate enough rental income in excess of its debt service and other rental real estate expenses. Changes beyond the control of the borrower may occur with its tenants who may suffer economic setbacks which may in turn render them unable to make its lease payment. In that event the borrowers may suffer lower revenues and service its debt owed to the Fund.

Financial Leverage. The Fund’s borrowers may be highly leveraged and financial covenants may affect their ability to operate effectively and service its debt owed to the Fund.

Environmental Issues. In connection with the direct or indirect ownership, operation, management and development of real properties that may contain hazardous or toxic substances, a borrower of a Fund may be considered an owner, operator or responsible party for such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such borrower and, as a result, could affect the amounts available to the Fund to make distributions to its investors.

Lending Market Conditions. Instability in the United States, European and other credit markets, at times, can make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate or refinance completed projects.

For example, historically adverse developments relating to sub-prime mortgages have adversely affected the willingness of some lenders to extend credit, in general, which may make it more difficult for homeowners or companies to obtain financing on attractive terms or at all so that they may commence or complete real estate projects, refinance completed projects or purchase real estate. These factors do adversely affect real estate values generally. These factors also may adversely affect the broader economy, which in turn may adversely affect the real estate markets. Accordingly these factors could, in turn, reduce the number of real estate investment opportunities and reduce the Fund’s investment returns.

Management Risk. The net asset value of the Fund changes daily based on the performance of its investments. The Fund’s investment strategy, allocations, and Advisor and Sub-Advisors’ judgments about the attractiveness, value and potential appreciation of particular real estate segment or specific holding may prove to be incorrect, may not produce the desired results and may result in losses to the Fund and its shareholders.

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Debt Securities and Interest Rate Risks. Because the Fund invests primarily in Mortgages and other debt instruments, the value of your investment in the Fund may fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed rate or other debt instruments. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. As a result, for the present, interest rate risk may be heightened. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (e.g., the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

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Secured Debt Risk. Secured debt, including Mortgages, typically will be secured by pledges of collateral from the borrower in the form of tangible assets, including real estate. Secured debt hold the most senior position in the capital structure of a borrower. Secured debt in most circumstances is fully collateralized by assets of the borrower. Thus, it is repaid before unsecured debt. Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of the Fund’s assets may also be affected by other uncertainties such as pending tax reform legislation, economic developments affecting the market for senior secured term loans or uncertainties affecting borrowers generally. Moreover, the security for the Fund’s secured debt investments may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Credit Risk; Junior Tranches. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer or borrower’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. It is possible that the Fund’s borrowers or issuers may not make scheduled interest and/or principal payments on their loans and/or debt securities, which may result in losses or reduced cash flow to the Fund, either or both of which may cause the NAV of, or the distributions by, the Fund to decrease. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. Support tranches of residential MBS are subject to amplified credit risks and the Fund.

Prepayment Risk. Securities may be subject to prepayment risk because borrowers are typically able to prepay principal. Consequently, a security’s maturity may be longer or shorter than anticipated. When interest rates fall, obligations will be paid off more quickly than originally anticipated and the Fund may have to invest the prepaid proceeds in securities with lower yields. The yield realized on a security purchased at a premium will be lower than expected if prepayment occurs sooner than expected, as is often the case when interest rates fall. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, preventing the Fund from reinvesting at higher yields. The yield realized on a security purchased at a discount will be lower than expected if prepayment occurs later than expected, as is often the case when interest rates rise for investments in MBS, CLOs, or other CREs. Lower-than-expected prepayment rates will expose investments in junior tranches of residential MBS to credit risks for longer periods of time.

Direct Lending Risk. To the extent the Fund is the sole lender in privately offered debt, it may be solely responsible for the expense of servicing that debt, including, if necessary, taking legal actions to foreclose on any security instrument securing the debt (e.g., the mortgage or, in the case of a mezzanine loan, the pledge). This may increase the risk and expense to the Fund compared to syndicated or publicly offered debt.

Direct Origination Risk. A portion of the Fund’s investments may be originated through co-investments. The results of the Fund’s operations depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Further, the Fund’s inability to raise capital and the risk of portfolio company defaults may materially and adversely affect the Fund’s investment originations, business, liquidity, financial condition, results of operations and its ability to make distributions to its shareholders. In addition, competition for originations of and investments in the Fund’s target investments may lead to the price of such assets increasing, which may further limit its ability to generate desired returns. Also, as a result of this competition, desirable investments in the Fund’s target investments may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that the Sub-Advisor will be able to identify and make investments that are consistent with its investment objective.

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Conflicts of Interest Related to Direct Origination. In the ordinary course of business, the Fund may enter into transactions with portfolio companies that may be considered related party transactions. In order to ensure that the Fund does not engage in any prohibited transactions with an affiliate, the Fund has implemented certain written policies and procedures. The Board will review these procedures on a periodic basis and the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act. Other potential conflicts of interest with respect to the Fund, its Advisor, Sub-Advisor and Portfolio Managers are discussed under “Conflicts of Interest” below.

Mortgage Backed Securities (MBS) Risk. When the Fund invests in MBS, the Fund is subject to default risk, prepayment risk and structure risk. If underlying borrowers default on interest or principal payments, the assets backing these securities may not be sufficient to support payments on the securities. Junior or Support tranches of MBS are structured such that they are subject to amplified default risks. Borrowers tend to prepay loans at faster rates when interest rates decline, resulting in lower reinvestment yields for the Fund. Borrowers tend to prepay loans at slower rates when interest rates rise, resulting in fewer opportunities to reinvestment at higher yields for the Fund. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average portfolio maturity to rise, increasing the potential for the Fund to lose money. The value of MBS is significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize MBS in its investment strategy may depend on the ability of the RREFF to correctly forecast interest rates and other economic factors because these securities may have a structure that makes their reaction to interest rate changes difficult to predict, making their value highly volatile. Certain MBS may be secured by pools of mortgages on single-family and/or multi-family properties or other commercial properties. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying MBS may decline and, therefore, may not be adequate to cover interest and principal payments to investors. MBS and other securities issued by participants in housing, as well as other real estate-related markets, have experienced extraordinary weakness and volatility in past years. Possible legislation in the area of residential mortgages and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of MBS, the Fund may be more susceptible to risk factors affecting such types of securities, including the following:

Redemption. The Fund may have loans that are in default and subject to foreclosure rights. After a foreclosure sale, the borrower and foreclosed junior lien holders may have a statutory period in which to redeem the property from the foreclosure sale by paying amounts due. This may limit the profits that may be available to a foreclosing lender by reselling the property.

Anti-Deficiency Legislation. The Fund may acquire interests in mortgage notes that limit the Fund’s recourse to foreclosure upon the security property, with no recourse against the borrower’s other assets. In some jurisdictions, the Fund can pursue a deficiency judgment against the note-issuing borrower or a guarantor if the value of the property securing the note is insufficient to pay back the debt owed to the Fund. In other jurisdictions, however, if the Fund desires to seek a judgment in court against the borrower for the deficiency balance, the Fund may be required to seek judicial foreclosure and/or have other security from the borrower.

“Due-on-Encumbrance” Clauses. The notes and deeds of trust held by the Fund, like those of many investors, contain “due-on-sale” clauses permitting the Fund to accelerate the maturity of a note if the note borrower sells, conveys or transfers all or any portion of the property, but may or may not contain “due-on-encumbrance” clauses which would permit the same action if the borrower further encumbers the property (i.e., executes further deeds of trust). The enforceability of these types of clauses has been the subject of several major court decisions and legislation in recent years, and may limit the Fund’s ability to accelerate the maturity of a note and proceed to foreclosure on the mortgaged property.

Prepayment Charges. Some notes acquired by the Fund may provide for certain prepayment charges to be imposed on the note borrower in the event of certain early payments on the note. The Advisor and/or Sub-Advisor reserves the right at its business judgment to waive collection of prepayment penalties.

Defaulted Securities Risk. Mortgages or loans in which the Fund invests directly or through MBS or other structured debt may default. Defaulted securities lack liquidity and may have no secondary market for extended periods. Defaulted securities may have low recovery values and defaulting borrowers may seek bankruptcy protection, which would delay resolution of the Fund’s claims. Defaulted securities will not make scheduled interest or principal payments, which will reduce the Fund’s returns and ability to make distributions. Defaulted securities may become worthless. Junior tranches of MBS, CDOs or other CREs are subject to amplified default risks.

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Mortgage REIT Risk. Mortgage REITs are exposed to risks specific to the real estate market, including, among others, credit risk, prepayment risk, interest rate risk and leverage risk. Additionally, the value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

Collateralized Loan Obligation (CLO) Risk. CLOs are securities backed by an underlying portfolio of debt obligations. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in an issuer’s capital structure, limited liquidity, limited voting rights and special redemption rights. Securities with longer maturities tend to be more sensitive to interest rate changes. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, holders of debt are generally paid before the holders of preferred securities.

Issuer / Borrower Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective properties and services. A project-specific loan can perform differently from the market as a whole for reasons related to the borrower, such as an individual’s or entity’s economic situation. Compared to investment companies that focus only on securities issued by large capitalization companies, the Fund’s NAV may be more volatile because it invests in notes of individuals or small entities. These issuers are more likely to suffer sudden financial reversals such as (i) job loss, (ii) depletion of financial reserves or (iii) loss of access to refinancing opportunities. In addition, the credit quality of securities may be lowered if a borrower’s financial condition deteriorates, which tends to increase the risk of default and decreases a note’s value. Further, compared to securities issued by large companies, notes issued by individuals or small entities are more likely to experience more significant changes in market values, be harder to sell and at prices that the adviser believes appropriate, and offer greater potential for losses. Additionally, borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity. Compared to investments in debt securities issued by large capitalization companies, the Fund’s investments in project-specific loans are more likely to experience greater changes in market value, and greater potential for losses.

Correlation Risk. Pursuant to the Fund’s investment objective, the Fund seeks to produce attractive, long-term risk-adjusted returns with lower correlation to the broader financial markets, such as through investments in real estate-related securities. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. There is no guaranty that the Fund will succeed in achieving its investment objective or that the Fund will outperform the broader financial markets.

Liquidity Risk – Quarterly Repurchases. The Fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

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Liquidity Risk – Underlying Investments. The Fund’s investments, such as in private debt funds or whole loans, are subject to liquidity risk. This liquidity risk exists because particular investments of the Fund may be difficult to sell, possibly preventing the Fund from selling them at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices, in order to satisfy its 5% quarterly repurchase obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, private investments derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, or borrowing money to satisfy Repurchase Offers will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments.

Repurchase Policy Risk. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Distribution Policy Risk. The Fund’s distribution policy does not include a fixed annual rate of the Fund’s current net asset value per share. Distributions will be calculated daily and paid monthly. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective or implement its investment strategies. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. If the Fund fails to achieve its estimated size and the Expense Limitation is not renewed, expenses will be higher than expected.

No Operating History. The Fund is a closed-end investment company with no history of operations. It is designed for long-term investors and not as a trading vehicle. During the Fund’s start-up period, the Fund may not achieve the desired portfolio composition. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.

CYBERSECURITY

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and shareholders could be negatively impacted as a result of a cybersecurity breach.

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Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in: financial losses; interference with the Fund’s ability to calculate NAV; impediments to trading; the inability of the Fund, the Advisor, the Sub-Advisors, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT OF THE FUND

Trustees and Officers

The Board is responsible for the overall management of the Fund, including supervision of the duties performed by the Advisor. The Board is comprised of five trustees. The Trustees are responsible for the Fund’s overall management, including adopting the investment and other policies of the Fund, electing and replacing officers and selecting and supervising the Fund’s Investment Advisor and Sub-Advisors. The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board, are set forth under “Management” in the SAI.

Investment Advisor

Bluerock Credit Fund Advisor, LLC, located at c/o Bluerock Real Estate Holdings, LLC, 712 Fifth Avenue, New York, NY 10019, serves as the Fund’s investment adviser. The Advisor is registered with the SEC as an investment adviser under the Advisers Act. The Advisor is a Delaware limited liability company formed on November 30, 2017, for the purpose of advising the Fund.

Under the general supervision of the Fund’s Board of Trustees, and pursuant to the terms of an investment management agreement (the “Management Agreement”), the Advisor will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund or may delegate such responsibilities to one or more sub-advisors. In addition, the Advisor will supervise and provide oversight of the Fund’s service providers. The Advisor will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund. The Advisor will compensate all Advisor personnel who provide services to the Fund. In return for these services, facilities and payments, the Fund has agreed to pay the Advisor, as compensation under the Management Agreement, a monthly management fee computed at the annual rate of 1.85% of the daily net assets of the Fund. The Advisor may employ research services and service providers, including mortgage service providers to assist in the Advisor’s market analysis and investment selection.

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering expenses, but excluding taxes, interest, brokerage commissions and extraordinary expenses, to the extent that they exceed 2.60% per annum of the Fund’s average daily net assets attributable to Class A shares. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the current Expense Limitation or any expense limitation in effect at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain in effect, at least until January 31, 2020, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days written notice to the Advisor. After January 31, 2020, the Expense Limitation Agreement may be renewed at the Advisor’s and Board’s discretion.

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A discussion regarding the basis for the Board’s approval of each of the Fund’s Management Agreement and Sub-Advisory Agreements with RREEF and Mercer will be available in the Fund’s first annual or semi-annual report to shareholders.

Advisor’s Investment Committee

The Advisor has established an Investment Committee comprised of five persons (the “Committee”) responsible for: (1) setting overall investment policies and strategies for the Fund; (2) establishing allocation targets for the Fund’s investment portfolio as part of the portfolio planning process; (3) reviewing and having the opportunity to object to the Fund’s of private debt investments; and (4) generally overseeing the activities of the Fund’s Sub-Advisors.

The members of the Committee, and their professional background and experience are as follows:

R. Ramin Kamfar -- Mr. Kamfar has served as Chairman and a member of the Investment Committee of the Advisor since inception. Mr. Kamfar has served as the Chairman and CEO of Bluerock Real Estate, LLC (“BRRE”), a private equity real estate firm, since its founding in October 2002, as a Trustee of Total Income+ Real Estate Fund and as Chairman and CEO of its advisor, Bluerock Fund Advisor, LLC, since 2012 and as Chairman and CEO of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009. Mr. Kamfar started his career as an investment banker at Lehman Brothers Inc. in 1988, and has approximately 30 years of experience in various aspects of real estate, mergers and acquisitions, private equity investing, investment banking, and public and private financings. Mr. Kamfar received an M.B.A. degree with distinction in Finance in 1988 from The Wharton School of the University of Pennsylvania, located in Philadelphia, Pennsylvania, and a B.S. degree with distinction in Finance in 1985 from the University of Maryland located in College Park, Maryland.

James G. Babb, III -- Mr. Babb has served as a member of the Investment Committee of the Advisor since inception. Mr. Babb has served as Senior Managing Director and Chief Investment Officer of BRRE, since 2007, as a Trustee of the Total Income + Real Estate Fund and as the Chief Investment Officer of its advisor, Bluerock Fund Advisor, LLC, since 2012. Also, Mr. Babb has served as Chief Investment Officer of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009, and as a Director of Bluerock Residential Growth REIT from 2009 to 2014. Mr. Babb is a founding principal of Starwood Capital Group (“Starwood”), a leading institutional real estate investment manager, where he helped lead the residential and office acquisitions initiatives from 1992 to 2003. During Mr. Babb’s tenure, Starwood raised and invested funds on behalf of institutional investors through seven private real estate funds, and which in the aggregate ultimately invested approximately $8 billion in approximately 250 separate transactions. Mr. Babb also led Starwood’s efforts to expand its platform to invest in England and France. Mr. Babb received a B.A. degree in Economics in 1987 from the University of North Carolina at Chapel Hill, North Carolina.

Jordan B. Ruddy -- Mr. Ruddy has served as a member of the Investment Committee and as President of the Advisor since inception. Mr. Ruddy has served as President and Chief Operating Officer of BRRE since 2002, as a Co-Portfolio Manager of the Total Income+ Real Estate Fund and as President and a member of the Investment Committee of its advisor since 2013 and 2012, respectively. Also, Mr. Ruddy has served in several senior officer capacities of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009, and is currently its President. Mr. Ruddy brings approximately 30 years of institutional real estate investment experience, having worked with some of leading public and private firms in the industry. Prior to BRRE, Mr. Ruddy served as a real estate investment banker at Banc of America Securities LLC, Smith Barney Inc., and JP Morgan Chase (previously the Chase Manhattan Bank), and as Vice President of Amerimar Enterprises, a real estate company specializing in value-added investments nationwide. Mr. Ruddy received an M.B.A. degree in Finance and Real Estate in 1995 from The Wharton School of the University of Pennsylvania, and a B.S. degree with high honors in Economics in 1986 from the London School of Economics.

Adam Lotterman -- Mr. Lotterman has served as a member of the Advisor since its inception. In addition, Mr. Lotterman is a co-founder and Lead Economist of the advisor to Total Income+ Real Estate Fund, Bluerock Fund Advisor, LLC, and has served as a portfolio manager and been a key member of that fund’s investment decision-making team since its inception in 2012. Mr. Lotterman was an Adjunct Professor at Nova Southeastern University from 2010 to 2012, where he taught Real Estate Market Analysis in the Masters of Real Estate Development program. From 2011 to 2012, Mr. Lotterman was Vice President, New Business Development of Forman Capital, a private commercial real estate lender. Prior to that, Mr. Lotterman worked as Senior Valuation Analyst at Bayview Asset Management (former hedge fund affiliate of The Blackstone Group) from 2010 to 2011, where he led a team responsible for the valuation and acquisition of loan portfolios ranging in size from $100 million to $40 billion. From 2005 to 2010, Mr. Lotterman was the Senior Analyst for Goodkin Consulting (former real estate consulting arm of PricewaterhouseCoopers) for the majority of his tenure, where he developed extensive experience in real estate consulting, research and analysis on a national level. Mr. Lotterman received an M.S. in International Real Estate in 2006 from Florida International University, where he graduated first in class, and a B.S. Degree in microbiology with a minor in chemistry in 1997 from the University of Florida.

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Ryan MacDonald -- Mr. MacDonald has served as a member of the Investment Committee of the Advisor since inception. Mr. MacDonald serves as Chief Acquisitions Officer for Bluerock Residential Growth REIT (NYSE: BRG) and of BRRE and certain of its affiliates. Since joining BRRE in 2008, Mr. MacDonald is responsible for sourcing, underwriting, structuring, financing and closing of all of BRRE’s real estate investments and dispositions. To date, Mr. MacDonald has transacted over 70 real estate investments with an aggregate value approaching $3 billion. Prior to joining BRRE, Mr. MacDonald was an Analyst for PNC Realty Investors (formerly Mercantile Real Estate Advisors), where he served as part of an investment team that made more than $1.2 billion in investments within all tranches of the capital structure, and also served in a corporate development role at Mercantile Bankshares, where he worked with executive management focusing on high level strategic initiatives for the $6 billion bank. Mr. MacDonald received a B.A. in Economics from the University of Maryland, College Park.

Investment Sub-Advisor - RREEF

The Advisor has engaged RREEF America L.L.C. (“RREEF”), an investment adviser registered with the SEC under the Advisers Act, as Sub-Advisor to provide investment management services to the Fund. RREEF was originally founded in 1975 and is one of the largest real estate investment managers globally with more than 400 professionals and staff located in 27 locations around the world and over $57 billion in assets under management as of September 30, 2017. RREEF, is a division of Deutsche Asset Management, one of the world’s leading investment management organizations, with over $800 billion in assets under management.

RREEF’s real estate team employs a disciplined investment approach and offers a diverse range of strategies and solutions across the risk/return and geographic spectrums, including core and non-core real estate, opportunistic investments in equity and debt, real estate securities, infrastructure securities and structured real estate debt. The real estate business aims to deliver competitive long-term risk adjusted returns, preservation of capital and diversification to its investors, which include governments, corporations, insurance companies, endowments, retirement plans and private clients worldwide.

Fundamental to RREEF’s real estate investment approach is the close collaboration between the firm’s dedicated real estate research, transaction, portfolio management and asset management teams in each region. Within these functions, RREEF has experts in product types and styles of investing, providing a diverse and deeply experienced bench of talent across the investment platform. Portfolio Managers, together with Global Client Group teams are responsible for bringing these talents together, providing clear connectivity and accountability throughout the investment process and in client service.

RREEF believes that the key attributes that differentiate it as a leading fiduciary manager of real estate investment programs include:

●	Proven Long Term Results. For more than 40 years, RREEF has been a leader in real estate investing, producing public and private real estate performance that has provided consistent returns.

●	Experience and Resources. RREEF offers one of the broadest and most experienced real estate decision-making teams in the industry, with long tenured senior professionals spanning key functional areas such as research, portfolio and asset management, transactions and business leadership. RREEF’s real estate organization of more than 400 staff worldwide demonstrates the depth of talent and support resources available to develop and execute client investment strategies.

●	Hands on Asset Management. RREEF believes that a critical element in the success of any real estate investment program is having a robust asset management organization in place. At RREEF, hands on asset management means dedicating local people and relationships required to optimize the performance of underlying real estate assets.

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●	Research Driven Decisions. RREEF’s dedicated real estate research group serves as a unique economic and real estate market research source for the entire organization. Through its involvement with senior management and interaction with investment teams, the research function is well integrated into the firm’s investment process.

Portfolio Managers

Subject to RREEF’s Investment Committee’s oversight, Marc Feliciano, Joseph Rado and Patrick Kennelly are the Fund’s portfolio managers (“Portfolio Managers”) and oversee the Sub-Advisor’s day to day investment operations of the Fund. Each has served as a Portfolio Manager since the Fund’s inception.

Marc Feliciano, Managing Director, CIO & Head of Portfolio and Asset Management, Americas - Mr. Feliciano is the Chief Investment Officer (CIO) of Real Estate, Americas, and the Head of Portfolio and Asset Management for the Sub-Advisor’s Real Estate Americas business. He is also Head of the Americas Debt Investments Group. Mr. Feliciano is a member of the Americas Leadership Committee and Global Investment Committee. He serves as Chairman of the Americas Real Estate Investment Committee, which governs both equity and debt investments and portfolios, and serves on the Americas Real Estate Management Committee. As Americas CIO, he also works with the firm’s portfolio managers in developing specific portfolio strategy for each account or fund as part of the annual investment plan process. Prior to assuming this position, Mr. Feliciano served as Global Head of Risk and Performance Analysis, responsible for the development of allocation, risk and performance tools. In this role, he was a member of the Global CIO Group working closely with the Global and regional CIOs, and the research team to formulate the global and regional viewpoints and strategy, and to develop the resulting viewpoints for each region. He joined RREEF Real Estate in February 2005 with 12 years of experience spanning public and private real estate investment management, alternative investment management as well as workouts, restructurings and recapitalizations of public companies and properties in and out of bankruptcy. While with RREEF Real Estate, he has led debt restructurings across several accounts and funds in conjunction with the Americas portfolio management, asset management and capital markets teams. Mr. Feliciano previously worked in the private and public real estate sectors including Morgan Stanley, Heitman/PRA Securities Advisors and INVESCO Realty Advisors. He received undergraduate and graduate degrees in accounting with a concentration in finance from the University of Texas at Austin.

Joseph Rado, Director, Americas Debt Investments Group. Mr. Rado is responsible for managing all aspects of the debt investments process including credit, underwriting, due diligence, legal structuring and documentation, closing and asset management. Prior to joining Deutsche Asset Management in 2006, Mr. Rado was Senior Underwriter at CWCapital LLC, where he was responsible for the underwriting and closing of complex multiple-party capital stack mezzanine loans, B-Notes, junior participation and senior mortgage loans. From 1997 to 2002, Mr. Rado was Manager of Real Estate Investments at Nissho Iwai American Corporation, an international Fortune 500 company. At Nissho Iwai, he was responsible for the origination and structuring of U.S. real estate investments for the company’s U.S. high yield real estate portfolio. Prior to joining Nissho Iwai, Mr. Rado was Vice President, Portfolio Management and Underwriting in the Commercial Real Estate Group at Wells Fargo (formerly First Union National Bank). Mr. Rado has 30+ years of experience in commercial real estate finance. He received a B.A. in Urban Planning from Rutgers University.

Patrick Kennelly, Director, Americas Debt Investments Group. Prior to joining Deutsche Asset Management, Patrick was the Portfolio Manager for Real Estate Credit at EquiTrust Life Insurance Company where he was responsible for origination, asset management and operational oversight of a $1.6 billion real estate credit portfolio on behalf of the firm’s $18 billion General Account. Investment experience consists of senior debt (floating and fixed), subordinate debt, securities (CMBS, SASB’s), private placements and other structured products. Patrick was one of 4 original members of the CIO team after the company was spun out of prior ownership, Guggenheim Capital. Prior to EquiTrust, Patrick worked for U.S. Bank, N.A. and FBOP Corporation where he structured and underwrote debt investments for US and Canadian REITs, Insurance Companies, PE Funds and middle market real estate operating companies. Mr. Kennelly has over 11 years of experience investing in real estate debt. He received an undergraduate degree in finance from the Indiana University Kelley School of Business.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed and ownership of Fund shares.

Investment Sub-Advisor - Mercer

The Advisor has engaged Mercer Investment Management, Inc., an investment adviser registered with the SEC under the Advisers Act, to provide sub-advisory services to the Advisor and the Fund. Mercer has been involved in a rigorous selection process leading to the selection of RREEF as a sub-advisor, and will assist the Advisor with ongoing market and competitive research, strategy selection and portfolio planning, and monitoring and diligence for the Fund. For more than 40 years, Mercer and its affiliates have provided global leadership in investment consulting and multi-manager fiduciary management, and is a leading advisor to sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations. Mercer, together with its global investment management affiliates have over $213 billion in assets under management as of September 30, 2017, and over $10.2 trillion in assets under advisement as of June 30, 2017.

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Mercer is an affiliate of Mercer, LLC, a human resource and financial consulting company. Mercer, LLC has over 21,000 employees based in more than 40 countries and serves over 28,000 clients worldwide, and is a wholly owned subsidiary of Marsh & McLennan Companies (NYSE: MMC).

Administrator, Accounting Agent and Transfer Agent

ALPS Fund Services, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as Administrator and Accounting Agent for the Fund. For the services rendered to the Fund by ALPS Fund Services, the Fund pays the ALPS the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration and fund accounting. DST Systems, Inc. (“DST”), located at PO Box 219169, Kansas City, MO 64121, serves as the Fund’s Transfer Agent and for such services the Fund pays DST a separate fee.

Custodian

UMB Bank, N.A, with principal offices at 1010 Grand Boulevard, Kansas City, Missouri 64106, serves as custodian for the securities and cash of the Fund’s portfolio. Under a Custody Agreement, the Custodian holds the Fund’s assets in safekeeping and keeps all necessary records and documents relating to its duties.

Estimated Fund Expenses

The Advisor is obligated to pay expenses associated with providing the services stated in the Management Agreement, including compensation of and office space for its officers and employees connected with investment and economic research, trading and investment management and administration of the Fund. The Advisor is obligated to pay the fees of any Trustee of the Fund who is affiliated with it.

The Administrator is obligated to pay expenses associated with providing the services contemplated by a Fund Services Administration Agreement (administration and accounting), including compensation of and office space for its officers and employees and administration of the Fund.

The Fund pays all other expenses incurred in the operation of the Fund including, among other things, (i) expenses for legal and independent accountants’ services, (ii) costs of printing proxies, share certificates, if any, and reports to shareholders, (iii) charges of the custodian and Transfer Agent in connection with the Fund’s dividend reinvestment policy, (iv) fees and expenses of independent Trustees, (v) printing costs, (vi) membership fees in trade association, (vii) fidelity bond coverage for the Fund’s officers and Trustees, (viii) errors and omissions insurance for the Fund’s officers and Trustees, (ix) brokerage costs, (x) taxes, (xi) costs associated with the Fund’s quarterly repurchase offers, (xii) servicing fees (xiii) investment-related expenses, incurred in connection with identifying, sourcing, evaluating, valuing, researching, diligence, monitoring, acquiring, selling or restricting investments, whether or not completed, including fees and other compensation payable to third parties in connection therewith and travel expenses incurred by a sub-adviser or its affiliates incurred in connection with the Fund’s affairs, and (xiv) other extraordinary or non-recurring expenses and other expenses properly payable by the Fund. The expenses incident to the offering and issuance of shares to be issued by the Fund will be recorded as a reduction of capital of the Fund attributable to the shares.

The Fund’s Board has authorized the Advisor and RREEF to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions. Any commission, fee or other remuneration paid to an affiliated broker or dealer is paid in compliance with the Fund’s procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

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Control Persons and Principal Shareholders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more the outstanding shares of a class of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control. As of the date of this prospectus, [_________] as the sole initial shareholder of the Fund owned 100% of the voting securities and is deemed to control the Fund. However, it is expected that once the Fund commences investment operations and its shares are sold to the public, that this control will be diluted until such time as the Fund is controlled by it unaffiliated shareholders.

DETERMINATION OF NET ASSET VALUE

The net asset value of shares of the Fund is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern Time). Each Class A share will be offered at net asset value. During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the net asset value of the shares. In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board. The Board has delegated execution of certain aspects of these procedures to a fair value team or committee composed of one or more representatives from the Advisor and RREEF. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. Rather, in determining the fair value of a security for which there are no readily available market quotations, the Advisor may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security and the recommendation of the Fund’s Portfolio Manager. The Advisor and RREEF may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer. The Advisor and RREEF will attempt to obtain current information to value all fair valued securities.

With respect to private real estate debt investments, the Advisor may as needed engage and rely upon an independent third-party valuation specialist to assist in valuing such securities in certain circumstances where a market price is not readily available. The factors that may be considered with respect to the valuation of private real estate debt investments include:

●	Loan Terms and Covenants

●	Loan Duration

●	Contract (Coupon) Rate

●	Rate Structure

●	Loan-to-Value Ratio

●	Debt Service Coverage Ratio

●	Payment-in-kind information (if any)

●	Interest Amortization or Accrual Schedule

●	Prevailing interest rates

●	Potential Impairment to Underlying Asset

●	Other factors deemed applicable

All of these factors may be subject to adjustments based upon the particular circumstances of a security or the Fund’s actual investment position.

The Advisor, with the assistance of RREEF or other parties, will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuations problems that have arisen, if any. To the extent deemed necessary by the Advisor, the fair value team or committee of the Board will review any securities valued by the Advisor in accordance with the Fund’s valuation policies.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third party pricing service to assist it in determining the market value of securities in the Fund’s portfolio. The Fund’s net asset value per share is calculated, on a class-specific basis, by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund’s other liabilities by the total number of shares outstanding.

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For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board believes reflect most closely the value of such securities.

CONFLICTS OF INTEREST

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”, if any). RREEF has adopted policies and procedures and has structured its Portfolio Manager’s compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts. Certain conflicts of interest may arise from the Sub-Advisor’s arrangements with affiliated investment advisers. The Fund’s ability to enter into transactions with affiliates of the Advisor and/or any Sub-Advisor are limited by the 1940 Act. The Fund and the Portfolio Managers may face conflicts in the allocation of investment opportunities among the Fund and the investment funds, accounts, and investment vehicles managed by affiliates of the Advisor and/or the Sub-Advisors.

Certain conflicts of interest may arise from a Sub-Advisor’s arrangements with affiliated investment advisers. The Fund’s ability to enter into transactions with affiliates of the Advisor and/or any Sub-Advisor are limited by the 1940 Act. The Fund is prohibited under the 1940 Act from participating in certain transactions with affiliates without the prior approval of the Fund’s independent Trustees and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities will be an affiliate for purposes of the 1940 Act and the Fund is generally prohibited from buying or selling any security from or to such affiliate without the prior approval of the Fund’s independent Trustees. The 1940 Act also prohibits certain “joint” transactions with certain of affiliates without prior approval of the Fund’s independent Trustees and, in some cases, of the SEC. The Fund is prohibited from buying or selling any security from or to any person who owns more than 25% of the Fund’s voting securities or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC.

QUARTERLY REPURCHASES OF SHARES

Once each quarter, the Fund will offer to repurchase, at per-class net asset value no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”). Shares will be repurchased at the per-class NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a “Repurchase Pricing Date”).

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Shareholders will be notified in writing about each quarterly repurchase offer, how they may request that the Fund repurchase their shares and the “Repurchase Request Deadline,” which is the date the repurchase offer ends. Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. Payment pursuant to the repurchase will be made by checks to the shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

Determination of Repurchase Offer Amount

The Board, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

Notice to Shareholders

No less than 21 days and more than 42 days before each Repurchase Request Deadline, the Fund shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification (“Shareholder Notification”). The Shareholder Notification will contain information shareholders should consider in deciding whether to tender their shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and identify the dates of the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the “Repurchase Payment Deadline”). The notice also will set forth the NAV that has been computed no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notification date.

Repurchase Price

The repurchase price of the shares will be the NAV of the share class as of the close of regular trading on the NYSE on the Repurchase Pricing Date. The notice of the repurchase offer also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs, and a toll-free number for information regarding the repurchase offer. You may call 1-844-819-8287 to learn the NAV.

Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline. Payment pursuant to the repurchase offer will be made by check to the shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. Notwithstanding the foregoing, the Fund may in its sole discretion and for administrative convenience accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

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Suspension or Postponement of Repurchase Offer

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

Liquidity Requirements

The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date. The Fund will ensure that a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of cash or assets that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline, and/or that the Fund’s line of credit is available to satisfy the Repurchase Offer Amount. The Board has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described in the previous paragraphs. If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board will take whatever action it deems appropriate to ensure compliance.

Consequences of Repurchase Offers

Repurchase offers will typically be funded from available cash or sales of portfolio securities. Payment for repurchased shares, however, may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would, thus increasing the Fund’s portfolio turnover and potentially causing the Fund to realize losses. The Advisor intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities. The sale of portfolio securities to fund repurchases also could reduce the market price of those underlying securities, which in turn would reduce the Fund’s net asset value.

Repurchase of the Fund’s shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets would increase the Fund’s expense ratio, to the extent that additional shares are not sold and expenses otherwise remain the same (or increase). In addition, the repurchase of shares by the Fund will be a taxable event to shareholders.

The Fund is intended as a long-term investment. The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares. Shareholders have no right to redeem Fund shares outside the regular quarterly repurchases, regardless of shareholder circumstances, and the Fund may not honor any such requests. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

DISTRIBUTION POLICY

Monthly Distribution Policy

The Fund’s distribution policy is to make monthly distributions to shareholders. The level of monthly distributions (including any return of capital) is not fixed. Such distributions are accrued daily and paid monthly and this distribution policy is subject to change. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. A return of capital is not taxable to a shareholder unless it exceeds a shareholder’s tax basis in the shares. Returns of capital reduce a shareholder’s tax cost (or “tax basis”). Once a shareholder’s tax basis is reduced to zero, any further return of capital would be taxable. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. As required under the 1940 Act, the Fund will provide a notice to shareholders at the time of distribution when such distribution does not consist solely of net income. Additionally, each distribution payment will be accompanied by a written statement which discloses the source or sources of each distribution. The IRS requires you to report these amounts, excluding returns of capital, on your income tax return for the year declared. The Fund will provide disclosures, with each distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes. An additional distribution may be made in December, and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. Distributions declared in December, if paid to shareholders by the end of January, are treated for federal income tax purposes as if received in December.

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The dividend rate may be modified by the Board from time to time. If, for any monthly distribution, investment company taxable income (which term includes net short-term capital gain), if any, and net tax-exempt income, if any, is less than the amount of the distribution, then the difference will generally be a tax-free return of capital distributed from the Fund’s assets. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested in additional shares of the Fund. See “Dividend Reinvestment Policy.”

The dividend distribution described above may result in the payment of approximately the same amount or percentage to the Fund’s shareholders each quarter. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from the Fund is net profit.

The Board reserves the right to change the monthly distribution policy from time to time.

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DIVIDEND REINVESTMENT POLICY

The Fund will operate under a dividend reinvestment policy administered by ALPS Fund Services, Inc. Pursuant to the policy, the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Administrator in writing at Bluerock Institutional Mortgage Income Fund, c/o ALPS, Administrator and Accounting Agent, 1290 Broadway, Suite 1100, Denver CO 80203. Such written notice must be received by the Administrator 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the dividend reinvestment policy. Under the dividend reinvestment policy, the Fund’s Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Administrator, on the shareholder’s behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund’s net asset value per share.

The Administrator will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Administrator will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those shares purchased pursuant to the dividend reinvestment policy. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. The Administrator will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the dividend reinvestment policy, the Administrator will administer the dividend reinvestment policy on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating under the dividend reinvestment policy.

Neither the Administrator nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See “U.S. Federal Income Tax Matters.”

The Fund reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, the Fund reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.

All correspondence concerning the dividend reinvestment policy should be directed to the Administrator at Bluerock Institutional Mortgage Income Fund, c/o ALPS, Administrator and Accounting Agent, 1290 Broadway, Suite 1100, Denver CO 80203. Certain transactions can be performed by calling the toll free number 1-844-819-8287.

U.S. FEDERAL INCOME TAX MATTERS

The following briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Fund’s shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisors regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

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The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of the Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Internal Revenue Code of 1986, as amended, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the SAI. There may be other tax considerations applicable to particular investors such as those holding shares in a tax deferred account such as an IRA or 401(k) plan. In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements. Shareholders will not be subject to the alternative minimum tax.

The Fund intends to make distributions of investment company taxable income after payment of the Fund’s operating expenses no less frequently than annually. Unless a shareholder is ineligible to participate or elects otherwise, all distributions will be automatically reinvested in additional shares of the Fund pursuant to the dividend reinvestment policy. For U.S. federal income tax purposes, all dividends are generally taxable whether a shareholder takes them in cash or they are reinvested pursuant to the policy in additional shares of the Fund. Distributions of the Fund’s investment company taxable income (including short-term capital gains) will generally be treated as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Distributions of the Fund’s net capital gains (“capital gain dividends”), if any, are taxable to shareholders as capital gains, regardless of the length of time shares have been held by shareholders. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder of the Fund (assuming the shares are held as a capital asset). A corporation that owns Fund shares generally will not be entitled to the dividends received deduction with respect to all of the dividends it receives from the Fund. Fund dividend payments that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction. There can be no assurance as to what portion of Fund dividend payments may be classified as qualifying dividends. The determination of the character for U.S. federal income tax purposes of any distribution from the Fund (i.e. ordinary income dividends, capital gains dividends, qualified dividends or return of capital distributions) will be made as of the end of the Fund’s taxable year. Generally, no later than 60 days after the close of its taxable year, the Fund will provide shareholders with a written notice designating the amount of any capital gain distributions and any other distributions.

The Fund will inform its shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on September 11, 2015. The Trustees have authorized an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders.

The Amended and Restated Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. The Fund offers four classes of shares: Class A, Class C, Class I, and Class L shares. The Fund offers Class C, Class I, and Class L shares each by a different prospectus. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses”. Certain share class details are set forth in “Plan of Distribution”.

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The following table shows the amounts of Fund Shares that have been authorized and are outstanding as of the date of this Prospectus:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Shown Under (3)
Shares of Beneficial Interest	Unlimited	None	[ ____]

Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to accrue dividend distributions daily and make payment to its shareholders no less frequently than monthly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the same class of the Fund. See “Dividend Reinvestment Policy.” The 1940 Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates. However, upon written request to the Fund’s Transfer Agent, a share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Fund’s Transfer Agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. The Fund’s Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Other Classes of Shares. The Fund offers Class I, Class C, and Class L shares each by a different prospectus. Class I, Class C, and Class L shares each have different investment minimums, and are subject to sales charges (Class A and Class L shares) and distribution and/or shareholder servicing fee (Class C and Class L shares).

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Amended and Restated Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board, and could have the effect of depriving the Fund’s shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s asset, or liquidation. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

PLAN OF DISTRIBUTION

ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Fund’s principal underwriter and acts as the distributor of the Fund’s shares on a best efforts basis, subject to various conditions. The Fund’s shares are offered for sale through the Distributor at net asset value. The Distributor also may enter into selected dealer agreements with other broker dealers for the sale and distribution of the Fund’s shares, including with affiliates of the Advisor. In reliance on Rule 415, the Fund intends to offer to sell up to $[____] of its shares, on a continual basis, through the Distributor. No arrangement has been made to place funds received in an escrow, trust or similar account. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use its reasonable efforts to sell the shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares. Class A shares are not currently subject to a Distribution Fee.

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The Distributor has entered into a “wholesaling” agreement with Bluerock Capital Markets, LLC (“BCM”), a registered broker-dealer and an affiliate of the Advisor. Pursuant to the terms of the wholesaling agreement, BCM will seek to market and otherwise promote the Fund through various “wholesale” distribution channels, including regional and independent retail broker-dealers.

The Advisor or its affiliates, in the Advisor’s discretion and from their own resources, may pay additional compensation to brokers or dealers in connection with the sale and distribution of Fund shares (the “Additional Compensation”). In return for the Additional Compensation, the Fund may receive certain marketing advantages including access to a broker’s or dealer’s registered representatives, placement on a list of investment options offered by a broker or dealer, or the ability to assist in training and educating the broker’s or dealer’s registered representatives. The Additional Compensation may differ among brokers or dealers in amount or in the manner of calculation and payments of Additional Compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the broker or dealer, or determined in some other manner. The receipt of Additional Compensation by a selling broker or dealer may create potential conflicts of interest between an investor and its broker or dealer who is recommending the Fund over other potential investments. Additionally, the Fund may pay a servicing fee to the selected securities dealers and other financial industry professionals for providing ongoing broker-dealer services in respect of shareholders. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request.

The Fund and the Advisor have agreed to indemnify the Distributor against certain liabilities, including liabilities under the Securities Act of 1933, or to contribute to payments the Distributor may be required to make because of any of those liabilities. Such agreement does not include indemnification of the Distributor against liability resulting from willful misfeasance, bad faith or gross negligence on the part of the Distributor in the performance of its duties or from reckless disregard by the Distributor of its obligations and duties under the Distribution Agreement. The Distributor may, from time to time, engage in transactions with or perform services for the Advisor and its affiliates in the ordinary course of business.

Prior to the initial public offering of shares, the Advisor purchased shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

Purchasing Shares

Investors may purchase shares directly from the Fund in accordance with the instructions below. Investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by DST Systems, Inc., the Fund’s Transfer Agent. The returned check and stop payment fee is currently $25. Investors may buy and sell shares of the Fund through financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Orders will be priced at the appropriate price next computed after it is received by a Financial Intermediary and accepted by the Fund. A Financial Intermediary may hold shares in an omnibus account in the Financial Intermediary’s name or the Financial Intermediary may maintain individual ownership records. The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide in connection with processing your transaction order or maintaining an investor’s account with them. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements. Financial Intermediaries are responsible for placing orders correctly and promptly with the Fund, forwarding payment promptly. Orders transmitted with a Financial Intermediary before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, will be priced based on the Fund’s NAV next computed after it is received by the Financial Intermediary.

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By Mail

To make an initial purchase by mail, complete an account application and mail the application, together with a check made payable to the Fund to:

Bluerock Institutional Mortgage Income Fund
c/o DST Systems, Inc.

PO Box 219169

Kansas City, MO 64121

All checks must be in US Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will neither accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares, nor post-dated checks, post-dated on-line bill pay checks, or any conditional purchase order or payment.

The Transfer Agent will charge a $25 fee against an investor’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

By Wire — Initial Investment

To make an initial investment in the Fund, the Transfer Agent must receive a completed account application before an investor wires funds. Investors may mail or overnight deliver an account application to the Transfer Agent. Upon receipt of the completed account application, the Transfer Agent will establish an account. The account number assigned will be required as part of the instruction that should be provided to an investor’s bank to send the wire. An investor’s bank must include both the name of the Fund, the account number, and the investor’s name so that monies can be correctly applied. If you wish to wire money to make an investment in the Fund, please call the Fund at 1-844-819-8287 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds. The bank should transmit funds by wire to:

ABA #: (number provided by calling toll-free number above)
Credit: DST Systems, Inc.
Account #: (number provided by calling toll-free number above)
Further Credit:
Bluerock Institutional Mortgage Income Fund
(shareholder registration)
(shareholder account number)

By Wire — Subsequent Investments

Before sending a wire, investors must contact DST Systems, Inc. to advise them of the intent to wire funds. This will ensure prompt and accurate credit upon receipt of the wire. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund, and its agents, including the Transfer Agent and custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Automatic Investment Plan — Subsequent Investments

You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $10,000 on specified days of each month into your established Fund account. Please contact the Fund at 1-844-819-8287 for more information about the Fund’s Automatic Investment Plan.

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By Telephone

Investors may purchase additional shares of the Fund by calling 1-844-819-8287. If an investor elected this option on the account application, and the account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. Banking information must be established on the account prior to making a purchase. Orders for shares received prior to 4 p.m. Eastern time will be purchased at the appropriate price calculated on that day.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

In compliance with the USA Patriot Act of 2001, the Transfer Agent will verify certain information on each account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, investors must supply full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Investors may call the Transfer Agent at 1-844-819-8287 for additional assistance when completing an application.

If the Administrator does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund also may reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Share Class Considerations

When selecting a share class, you should consider the following:

●	which share classes are available to you;
●	the amount you intend to invest;
●	how long you expect to own the shares; and
●	total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Class A Shares

Class A shares are sold at the prevailing net asset value per Class A share plus the applicable sales load (which may be reduced as described below); however, the following are additional features that should be taken into account when purchasing Class A shares:

●	a minimum initial investment of $2,500 for regular accounts and $1,000 for retirement plan accounts, and a minimum subsequent investment of at least $100 for regular accounts and $50 for retirement plan accounts;
●	a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to Class A shares; and
●	Investors in Class A shares may pay a sales load based on the amount of their investmentup to 5.75%, as set forth in the table below. A reallowance will be made by the Distributor from the sales load paid by each investor. There are no sales loads on reinvested distributions. The Fund reserves the right to waive sales loads. The following sales loads apply to your purchases of Class A shares of the Fund:

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Amount Invested	Total Sales Load as a % of Offering Price	Total Sales Load as a % of Amount Invested	Broker Commission / Total Dealer Reallowance
Under $100,000	5.75%	6.10%	5.00%
$100,000 to $249,000	4.75%	4.99%	4.00%
$250,000 to $499,999	3.75%	3.90%	3.00%
$500,000 to $999,999	2.50%	2.56%	2.00%
$1,000,000 and above	0.00%	0.00%	0.00%*

*	Selling brokers, or other financial intermediaries that have entered into distribution agreements with the Distributor may receive a commission of up to 1.00% of the purchase price of Class A shares.

You may be able to buy Class A shares without a sales charge (i.e. “load-waived”) when you are:

●	reinvesting dividends or distributions;
●	participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services;
●	exchanging an investment in Class A (or equivalent type) shares of another fund for an investment in the Fund;
●	a current or former director or Trustee of the Fund;
●	an employee (including the employee’s spouse, domestic partner, children, grandchildren, parents, grandparents, siblings, and any dependent of the employee, as defined in section 152 of the Internal Revenue Code) of the Advisor or its affiliates or of a broker-dealer authorized to sell shares of the Fund; or
●	purchasing shares through the Advisor; or
●	purchasing shares through a financial services firm (such as a broker-dealer, investment advisor or financial institution) that has a special arrangement with the Fund.

In addition, concurrent purchases of Class A shares by related accounts may be combined to determine the application of the sales load. The Fund will combine purchases made by an investor, the investor’s spouse or domestic partner, and dependent children when it calculates the sales load.

It is the investor’s responsibility to determine whether a reduced sales load would apply. The Fund is not responsible for making such determination. To receive a reduced sales load, notification must be provided at the time of the purchase order. If you purchase Class A shares directly from the Fund, you must notify the Fund in writing. Otherwise, notice should be provided to the Financial Intermediary through whom the purchase is made so they can notify the Fund.

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Right of Accumulation

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class A shares of the Fund as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

●	an individual;
●	an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or
●	a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Internal Revenue Code, including related plans of the same employer.

For example, the following illustrates the operation of the Right of accumulation:

If a shareholder owned Class A shares of the Fund through an investment of $100,000 (including sales charge), and wished to purchase additional Class A shares of the Fund with a purchase price of $50,000 (including sales charge). The sales charge applicable on the $50,000 purchase would be at the 4.75% rate, rather than the 5.50% rate that would otherwise apply to a $50,000 purchase. The discount will be applied to the current purchase (i.e., the $50,000 purchase), not to any previous transaction.

You may add the current value of all of your existing investments in the Fund and other funds advised by the Advisor or its affiliates (collectively, “Bluerock Family Funds”) to determine the front-end sales charge to be applied to your current Class A purchase. Only balances currently held entirely at the Bluerock Family Funds or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge. You may include the value of Bluerock Family Funds’ investments held by the members of your immediately family, including the value of Bluerock Family Funds’ investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such balances are also currently held entirely at the Bluerock Family Funds or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase. The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater. The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV. If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current purchase broker-dealer.

If you plan to rely on this right of accumulation, you must notify the Fund’s distributor at the time of your purchase. You will need to give the Distributor your account numbers. Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Letter of Intent

The letter of intent allows you to count all investments within a 13-month period in Class A shares of the Fund as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude the Fund from discontinuing sales of its shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase. To determine the applicable sales charge reduction, you also may include (1) the cost of Class A shares of the Fund which were previously purchased at a price including a front end sales charge during the 90-day period prior to the Distributor receiving the letter of intent, and (2) the historical cost of shares of other Funds you currently own acquired in exchange for Class A shares the Fund purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Fund, the transfer agent and any financial intermediaries may not maintain this information. Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

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Shareholder Service Expenses

The Fund has adopted a “Shareholder Services Plan” with respect to its Class A shares under which the Fund may compensate financial industry organizations for providing ongoing administration of client accounts with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request. Under the Shareholder Services Plan, the Fund, with respect to its Class A shares, may incur expenses on an annual basis equal up to 0.25% of its average net assets attributable to Class A shares. Because these fees are paid from the Fund’s assets on an ongoing basis they will increase your costs over time and may cost you more than paying other types of sales charges..

Distribution Plan

Class A shares are not subject to a Distribution Fee.

LEGAL MATTERS

Certain legal matters in connection with the shares will be passed upon for the Fund by Thompson Hine, LLP 41 South High Street, Suite 1700, Columbus, Ohio 43215-6101.

REPORTS TO SHAREHOLDERS

The Fund sends to its shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate annual and semi-annual reports by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household. A shareholder must call 1-844-819-8287 to discontinue householding and request individual copies of these documents. Once the Fund receives notice to stop householding, individual copies will be sent beginning thirty days after receiving your request. This policy does not apply to account statements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

RSM US LLP is the independent registered public accounting firm for the Fund and audits the Fund’s financial statements. RSM US LLP is located at 555 Seventeenth Street, Suite 1000, Denver, CO 80202.

ADDITIONAL INFORMATION

The Prospectus and the SAI do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC (file No. 333-206988). The complete Registration Statement may be obtained from the SEC at www.sec.gov. See the cover page of this prospectus for information about how to obtain a paper copy of the Registration Statement or SAI without charge.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Investment Objective and Policies
Repurchases and Transfers of Shares
Management of the Fund
Codes of Ethics
Proxy Voting Policies and Procedures
Control Persons and Principal Holders
Investment Advisory and Other Services
Portfolio Manager
Allocation of Brokerage
Tax Status
Other Information
Independent Registered Public Accounting Firm
Financial Statements

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NOTICE OF PRIVACY POLICY & PRACTICES

Rev. February 2018

PRIVACY NOTICE

FACTS	WHAT DOES THE BLUEROCK INSTITUTIONAL MORTGAGE INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■	Social Security number	■	Purchase History
	■	Assets	■	Account Balances
	■	Retirement Assets	■	Account Transactions
	■	Transaction History	■	Wire Transfer Instructions
	■	Checking Account Information
When you are no longer our customer, we may continue to share your personal information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Bluerock Institutional Mortgage Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Bluerock Institutional Mortgage Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-844-819-8287

Who we are

Who is providing this notice?	Bluerock Institutional Mortgage Income Fund

What we do

How does Bluerock Institutional Mortgage Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

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How does Bluerock Institutional Mortgage Income Fund collect my personal information?

We collect your personal information, for example, when you

■   Open an account

■   Provide account information

■   Give us your contact information

■   Make deposits or withdrawals from your account

■   Make a wire transfer

■   Tell us where to send the money

■   Tells us who receives the money

■   Show your government-issued ID

■   Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

■   Sharing for affiliates' everyday business purposes – information about your creditworthiness

■   Affiliates from using your information to market to you

■   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Bluerock Institutional Mortgage Income Fund does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

■   Bluerock Institutional Mortgage Income Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Bluerock Institutional Mortgage Income Fund doesn’t jointly market.

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BLUEROCK INSTITUTIONAL MORTGAGE INCOME FUND

Class A Shares ([___]) of Beneficial Interest

 PROSPECTUS

[______], 2018

Investment Advisor

Bluerock Credit Fund Advisor, LLC

Sub-Advisors

RREEF America L.L.C.

Mercer Investment Management, Inc.

All dealers that buy, sell or trade the Fund's shares, whether or not participating in this offering, may be required to deliver a prospectus when acting on behalf of the Fund's Distributor.

You should rely only on the information contained in or incorporated by reference into this prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

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SUBJECT TO COMPLETION PRELIMINARY PROSPECTUS DATED [______ __], 2018

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

PROSPECTUS

 [____], 2018

Bluerock Institutional Mortgage Income Fund

Class C Shares ([___]) of Beneficial Interest

The Bluerock Institutional Mortgage Income Fund (the "Fund") is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund.

Investment Objective. The Fund’s primary investment objective is to generate attractive, long-term risk-adjusted returns, with an emphasis on current income with lower volatility and lower correlation to the broader markets.

Summary of Investment Strategy. The Fund pursues its investment objective by investing in institutional private debt investments consisting of secured first and second mortgage loans, secured mezzanine loans, secured construction or transitional loans, and preferred equity investments, and in public real estate-related debt instruments and securities. The Fund intends to invest in institutional debt secured by high quality, desirable properties sponsored by experienced, financially sound borrowers, and located primarily in major and select regional markets within the United States. The Fund will seek to build a diversified portfolio of real estate debt investments based on property type, geography, sponsorship, lifecycle and capital structure.

Because the Fund is newly organized, its shares have no pricing or performance history. For the reasons set forth below, an investment in the Fund’s shares is not suitable for investors who cannot tolerate risk of loss or who require liquidity, other than liquidity provided through the Fund's repurchase policy:

●	Pursuant to the U.S. Securities and Exchange Commission (“SEC”) rules and regulations, shares of the Fund will not be listed on any securities exchange or any secondary market, which makes them inherently illiquid.

●	Shares of the Fund are not redeemable, but shall be subject to the repurchase offer provisions set forth below.

●	Although the Fund will offer to repurchase at least 5% of each shareholder’s shares on a quarterly basis in accordance with the Fund's repurchase policy, the Fund will not be required to repurchase shares at a shareholder's option nor will shares be exchangeable for units, interests or shares of any other security.

●	The Fund is not required to extend, and shareholders should not expect the Fund’s Board of Trustees (the "Board" or the "Trustees") to authorize, repurchase offers in excess of 5% of outstanding shares per quarter.

●	Regardless of how the Fund performs, an investor may not be able to sell or otherwise liquidate his or her shares whenever such investor would prefer and will be significantly limited in his or her ability to reduce his or her exposure on any market downturn.

Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus concisely provides you the information that a prospective investor should know about the Fund before investing in the shares of the Fund that are being offered through this prospectus. You are advised to read this prospectus carefully and to retain it for future reference. Additional information about the Fund, including the Fund’s Statement of Additional Information (“SAI”), dated [ _________, 2018], has been filed with the SEC. Information regarding the Fund is available on the SEC’s website at http://www.sec.gov, including the SAI. The address of the SEC's website is provided solely for the information of prospective shareholders and is not intended to be an active link. The table of contents of the SAI appears on page [39] of this prospectus. The SAI is incorporated by reference into this prospectus (legally made a part of this prospectus). The SAI, Fund annual and semi-annual reports and other information and shareholder inquiries regarding the Fund are available free of charge and may be requested by writing the Fund at c/o DST Systems PO Box 218445 Kansas City, MO 64121-9445 (the “Transfer Agent”), by calling the Transfer Agent toll-free at 1-844-819-8287, or by visiting the Fund’s website at http://www.bluerockfunds.com.

The Advisor. The Fund’s investment advisor is Bluerock Credit Fund Advisor, LLC (the “Advisor”), an adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Sub-Advisors. The Advisor has engaged RREEF America L.L.C. ("RREEF") and Mercer Investment Management, Inc. (“Mercer”) (each a "Sub-Advisor" and collectively the “Sub-Advisors”), both SEC registered investment advisers under the Advisers Act, to provide services for investment management of the Fund’s portfolio. RREEF was founded in 1975 and is one of the largest real estate investment managers serving institutional investors globally with more than 400 professionals and staff located in 27 locations around the world with over $57 billion in assets under management as of September 30, 2017. Mercer is a leading global institutional investment advisor serving sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations for more than 40 years and, together with its global investment management affiliates, has over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement as of June 30, 2017.

Securities Offered. The Fund engages in a continuous offering of classes of shares of beneficial interest of the Fund, including Class C shares offered by this prospectus. The Fund has registered 20,000,000 shares, and is authorized as a Delaware statutory trust to issue an unlimited number of shares. The Fund is offering to sell, through its principal underwriter, ALPS Distributors, Inc. (the "Distributor") on a continual basis under the terms of this prospectus, 20,000,000 shares of beneficial interest at net asset value (“NAV”) per share of the relevant share class, plus any applicable sales load. The initial NAV is $25.00 per Class C share. The Class C shares are not subject to sales charges. The Fund also offers Class A, Class I and Class L shares, each by a separate prospectus. The minimum initial investment by a shareholder for Class C shares is $2,500 for regular accounts and $1,000 for retirement plan accounts and a minimum subsequent investment of at least $100 for regular accounts and $50 for retirement plan accounts The Distributor is not required to sell any specific number or dollar amount of the Fund's shares, but will use best efforts to sell the shares. Monies received will be invested promptly and no arrangements have been made to place such monies in an escrow, trust or similar account. See "Plan of Distribution."

The Fund’s shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s shares, liquidity for the Fund’s shares will be provided only through quarterly repurchase offers for no less than 5% of the Fund’s shares and there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. Investing in the Fund’s shares involves substantial risks, including the risks set forth in the “Risk Factors” section of this prospectus.

PROSPECTUS SUMMARY
SUMMARY OF FUND EXPENSES
FINANCIAL HIGHLIGHTS
USE OF PROCEEDS
THE FUND
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES
RISK FACTORS
MANAGEMENT OF THE FUND
DETERMINATION OF NET ASSET VALUE
CONFLICTS OF INTEREST
QUARTERLY REPURCHASE OF SHARES
DISTRIBUTION POLICY
DIVIDEND REINVESTMENT POLICY
U.S. FEDERAL INCOME TAX MATTERS
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
ANTI-TAKEOVER PROVISIONS IN DECLARATION OF TRUST
PLAN OF DISTRIBUTION
LEGAL MATTERS
REPORTS TO SHAREHOLDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ADDITIONAL INFORMATION
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
NOTICE OF PRIVACY POLICY & PRACTICES

PROSPECTUS SUMMARY

This summary does not contain all of the information that you should consider before investing in the shares. You should review the more detailed information contained or incorporated by reference in this prospectus and in the SAI, particularly the information set forth below under the heading "Risk Factors."

The Fund

Bluerock Institutional Mortgage Income Fund is a continuously offered, non-diversified, closed-end management investment company. See "The Fund." The Fund is an interval fund that provides investor liquidity by offering to make quarterly repurchases of each class of shares at that class of shares’ net asset value, which will be calculated on a daily basis. See "Quarterly Repurchases of Shares" and “Determination of Net Asset Value.”

Investment Objective, Strategy and Policies

The Fund’s investment objective is to generate attractive, long-term risk-adjusted returns, with an emphasis on current income with lower volatility and lower correlation to the broader markets.

The Fund pursues its investment objective by investing primarily in a portfolio of institutional private and public real estate-related debt instruments and securities.

●	Private Real Estate Debt – The private real estate debt investments are expected to consist of secured first mortgage loans, secured second mortgage loans, secured mezzanine loans, secured construction or transitional loans, and preferred equity investments.

●	Public Real Estate Debt - The public real estate debt investments are expected to consist of mortgage backed securities (MBS), mortgage real estate investment trusts (Mortgage REITs), collateralized loan obligations (CLOs), and other commercial real estate (CRE) backed debt securities.

The Fund intends to originate or acquire investments generally secured by high quality, desirable properties sponsored by experienced, financially sound borrowers, and located primarily in major and select regional markets within the United States.

The Fund will seek to build a diversified portfolio of real estate debt investments based on property type, geography, sponsorship, lifecycle and capital structure. The Fund’s investments will focus on property types such as office, retail, industrial and multi-family, but may also include other property types located primarily within the United States generally in major and select regional markets.

The Fund may invest in real estate debt instruments and securities of any duration, maturity or structure, and the amount of the invested debt as a percentage of a particular property's stabilized value (commonly known as the “loan to value ratio”) will generally range from 50% to 80%.

By investing in the Fund, the Advisor expects that the shareholders may realize the following potential benefits:

●	Access to Attractive Risk-Adjusted Returns from Institutional Private Real Estate Debt Investments – The Fund enables investors to invest in institutional real estate private debt investments that may not otherwise be available to the typical retail investor due to the institutional focus of the Sub-Advisors. The Fund invests in institutional real estate private debt investments that offer attractive risk-return performance, with downside protection due to the value of the underlying real estate as collateral, and the availability of a an equity cushion. In addition, many of the private real estate debt investments in which the Fund invests are typically intended for large, institutional investors due to the large minimum investment size, which would limit the ability of individual, non-institutional investors to participate in such investments.

●	Access to Relationship-based Deal Flow and Directly Originated Debt – The Fund will have access to the Americas Real Estate Division of Deutsche Asset Management's substantial direct, long-standing relationships across the real estate industry including borrowers, brokers, financial institutions, lenders and other market participants, and the Americas Real Estate Division of Deutsche Asset Management to source transactions. This comprehensive access to sourcing may offer strategic benefits, including a more efficient deployment of capital and the potential to identify investment opportunities before they are broadly marketed, enabling the Fund to deliver attractive yields to investors.

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●	Access to RREEF's Substantial Platform and Resources – The Fund will have access to the Americas Real Estate Division of Deutsche Asset Management's established underwriting and structuring capabilities to execute its investment strategy, and to its substantial real estate platform, providing the Fund access to market data on a scale not available to many competitors. RREEF was founded in 1975 and is one of the largest real estate investment managers globally with more than 400 professionals and staff located in 27 locations around the world and over $57 billion in assets under management as of September 30, 2017.

●	Access to Mercer’s Platform and Proprietary Intellectual Capital. The Fund will have access to Mercer’s proprietary intellectual capital, ongoing research, opinions and market data to assist the Advisor in setting strategy and portfolio planning to optimize risk-adjusted returns. Mercer is a leading global institutional investment advisor serving sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations for than 40 years, and, together with its global investment management affiliates, has over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement as of June 30, 2017.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in both private and public real estate-related debt instruments and securities secured by real estate (“Mortgages”). The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests. The Fund is deemed to concentrate its investments in the real estate industry because, under normal circumstances, it invests over 25% of its assets in real estate-related investments. The Fund’s 80% investment policy may be changed upon 60 days’ advance notice to shareholders. The Fund’s concentration policy is fundamental and may not be changed without shareholder approval. The Fund’s SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading "Investment Objective, Strategies and Policies."

Investment Advisor

Bluerock Credit Fund Advisor, LLC was formed on November 30, 2017 and is registered with the SEC as an investment adviser. The Advisor is a subsidiary of Bluerock Asset Management, LLC (“BAM”); BAM’s Managing Member is Bluerock Real Estate Holdings, LLC. Bluerock Real Estate Holdings, LLC and its affiliates (“Bluerock”) and principals manage over $4 billion in assets under management and have collectively sponsored or structured real estate transactions totaling approximately 35 million square feet and with approximately $10 billion in value.

Sub-Advisors

The Sub-Advisors are engaged by the Advisor and will be paid solely by the Advisor from its management fee. Shareholders do not pay any Sub-Advisor directly.

The Advisor has engaged RREEF, an investment adviser registered with the SEC under the Advisers Act, as a Sub-Advisor to provide investment management of the Fund’s portfolio. RREEF serves investors and has over $57 billion in assets under management (as of September 30, 2017). RREEF, is a division of Deutsche Asset Management, one of the world’s leading investment management organizations, with over $800 billion in assets under management.

The Advisor has additionally engaged Mercer, also an SEC registered adviser, to provide sub-advisory services to the Fund. Mercer has been involved in a rigorous selection process leading to the selection of RREEF as a sub-advisor, and will assist the Advisor with research, strategy and portfolio planning for the Fund. Mercer, together with its global investment management affiliates, has over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement (as of June 30, 2017).

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Advisor Fees and Expenses

The Advisor is entitled to receive a monthly fee at the annual rate of 1.85% of the Fund's daily net assets. The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Advisor has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering and organizational expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that such expenses exceed 3.35% per annum of the Fund's average daily net assets (the "Expense Limitation") attributable to Class C shares. In consideration of the Advisor’s agreement to limit the Fund's expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date which they were incurred; and (2) the reimbursement may not be made if it would cause the current, or then in effect Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect at least until January 31, 2020, unless and until the approves its modification or termination. After January 31, 2020, the Expense Limitation Agreement may be renewed at the Advisor’s and Board's discretion. See "Management of the Fund."

Administrator, Accounting Agent and Transfer Agent

ALPS Fund Services, Inc. (the “Administrator”) serves as the Fund’s administrator and accounting agent. DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent of the Fund. See "Management of the Fund."

Distribution Fees

Class C shares are subject to a monthly Distribution Fee which will accrue at an annual rate equal to 0.75% of the average daily net assets of the Fund. See “Plan of Distribution.”

Closed-End Fund Structure

Closed-end funds differ from open-end mutual funds in that closed-end funds do not typically redeem their shares at the option of the shareholder. Closed-end fund shares typically trade in the secondary market via a stock exchange. However, unlike other closed-end funds, the Fund is an “interval” fund whose shares will not be listed on a stock exchange and therefore will not have a secondary market. Instead, the Fund will provide limited liquidity to shareholders by offering to repurchase a limited amount of the Fund's shares (at least 5%) quarterly, which is discussed in more detail below. The Fund is subject to continuous asset in-flows, but not continuous out-flows.

Share Classes

The Fund offers four classes of shares: Class A, Class C, Class I, and Class L shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the sales loads, purchase restrictions, and ongoing fees and expenses for each share class are different. The loads, fees and expenses for the Fund are set forth in “Summary of Fund Expenses.” If an investor has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary may help determine which share class is appropriate for that investor. When selecting a share class, you should consider which share classes are available to you, how much you intend to invest, how long you expect to own shares, and the total costs and expenses associated with a particular share class. The Fund offers Class A, Class I, and Class L shares each by a separate prospectus.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Repurchases of Shares

The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at net asset value, of no less than 5% of the Fund’s shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund's quarterly repurchases. See "Quarterly Repurchases of Shares."

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Investor Suitability

An investment in the Fund involves a considerable amount of risk. It is possible that you will lose some or all of your money invested. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund should not be viewed as a complete investment program.

Summary of Risks

Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Before investing you should consider carefully the risks that you assume when you invest in the Fund's shares. See "Risk Factors."

Market Risk. An investment in the Fund's shares is subject to investment risk, including the possible loss of the entire principal amount invested. The value of Fund investments, like other market investments, may move up or down, sometimes rapidly and unpredictably, which will subject shareholders to risk. The value of your shares in the Fund at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Concentration Risk. Because the Fund will concentrate its investments in the real estate industry, the Fund will be subject to greater volatility risk than a fund that is not concentrated in a single industry. The Fund's real estate-related investments may also be concentrated in regions or states, which exposes the Fund to region- or state-specific economic risks.

Real Estate Industry Risk. The Fund expects to invest substantially all of its assets in real estate-related debt instruments and securities, primarily in connection with real estate located within the United States. Therefore, the performance of its portfolio will be significantly impacted by the performance of the U.S. real estate market in general. Real estate market performance is affected by a wide variety of factors, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in operating expenses including property taxes; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) regional variations in rental income, property values and demand trends on the part of tenants; (viii) the availability of financing, (ix) changes in interest rates and (x) changes in availability of leverage on loans for or secured by real estate. Changes in federal tax laws may have a significant impact on the U.S. real estate industry in general, particularly in the geographic markets targeted by Fund investments.

Management Risk. Investments decisions regarding the relative attractiveness, value and potential appreciation of and returns on a particular investment, or allocation decisions with respect to the Fund’s portfolio, may prove to be incorrect, may not produce the desired results and/or may result in losses to the Fund and its shareholders.

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Debt Securities and Interest Rate Risks. Because the Fund invests primarily in debt instruments and securities, the value of your investment in the Fund may fluctuate with changes in interest rates. Typically, a rise in market interest rates will cause a decline in the value of fixed rate or other debt instruments. For more than the past five years, market interest rates have been at historically low levels, both in the United States and globally. It is difficult if not impossible to forecast future interest rates, but given their recent, historically low levels, there is a heightened risk that they may increase, perhaps substantially and perhaps in the near future. If market interest rates increase, there is a significant risk that the value of the Fund’s investment in fixed rate real estate debt securities may fall, and that it may be more difficult for the Fund to raise capital. Related risks include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Secured Debt Risk. Secured debt including Mortgages typically will be secured by pledges of collateral from the borrower in the form of tangible assets, including real estate. Secured debt holds the most senior position in the capital structure of a borrower. Secured debt in most circumstances is fully collateralized by assets of the borrower. Thus, it is repaid before unsecured debt. Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. Moreover, the security for the Fund’s secured debt investments may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

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Credit Risk; Junior Tranches. It is possible that the Fund’s borrowers or issuers may not make scheduled interest and/or principal payments on their loans and/or debt securities, which may result in losses or reduced cash flow to the Fund, either or both of which may cause the Net Asset Value (NAV) of, or the distributions by, the Fund to decrease. In addition, the credit quality of securities held by the Fund may fall if an issuer's financial condition deteriorates. This also may negatively impact the value of and the Fund’s returns on its investment in such securities. Also, the Fund expects to allocate a portion of its assets to investments in junior tranches of debt, such as subordinated notes (sometimes generically referred to as “B Notes”) and mezzanine loans. Generally speaking, such junior level investments are riskier and therefore subject to a higher level of risk of non-payment or default, even if the more senior levels of debt related to such investment are performing according to their terms. Thus, the Fund’s investments in junior tranches of debt will be subject to amplified credit risks.

Prepayment Risk. Debt securities may be subject to prepayment risk because borrowers are typically able to repay their debt obligations prior to maturity principal. Consequently, a debt security's maturity may be longer or shorter than anticipated. When interest rates fall, debt obligations tend to be refinanced or otherwise paid off more quickly than originally anticipated. If that occurs with respect to the Fund’s investments, the Fund may have to invest the prepaid proceeds in securities with lower yields. When interest rates rise, obligations will tend to be paid off by the obligor more slowly than anticipated, preventing the Fund from reinvesting at higher comparable or yields. For certain investments, lower-than-expected prepayment rates may expose investments in the junior tranches of MBS, CLOs or other CREs to credit risks for longer periods of time.

Direct Lending Risk. To the extent the Fund is the sole lender in privately offered debt, it may be solely responsible for the expense of servicing that debt, including, if necessary, taking legal actions to foreclose on any security instrument or securing the debt (e.g., the mortgage or, in the case of a mezzanine loan, the pledge). This may increase the risk and expense to the Fund compared to syndicated or publicly offered debt.

Direct Origination Risk. A portion of the Fund’s investments may be originated through co-investments. The results of the Fund’s operations depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions.

Conflicts of Interest Related to Direct Origination. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is not permitted to engage in related party transactions with its affiliates. As such, to address these risks, the Fund has implemented certain written policies and procedures to ensure the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act, and address potential conflicts of interest

MBS Risk. When the Fund invests in mortgaged-backed securities (MBS), the Fund may be subject to a heightened level of structure/default risk. For example, if an underlying MBS borrower is unable to fully support all of its interest or principal payment obligations, the assets backing those securities may not be sufficient to support payments on all tranches of the MBS securities attributed to that borrower. Accordingly, investments by the Fund in junior tranches of MBS will be subject to a higher risk of default than investments in more senior tranches.

Mortgage REIT Risk. Mortgage real estate investment trusts (REITs) are exposed to risks specific to the real estate market, including, among others, credit risk, prepayment risk, interest rate risk and leverage risk. Additionally, the value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

CLO Risk. Collateralized Debt Obligations (CLO) are securities backed by an underlying portfolio of debt obligations. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk.

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Defaulted Securities Risk. Loans in which the Fund invests, including mortgage loans in which the Fund invests through MBS or other structured debt, may fall into default. Defaulted loans/securities provide less liquidity to the Fund than performing loans and, for extended periods of time, may have a limited or no secondary market. Defaulted loans/securities may have low recovery values and borrowers or issuers in default of their debt obligations may seek bankruptcy protection, which may hinder or delay resolution of the Fund's collection efforts.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in an issuer’s capital structure, limited liquidity, limited voting rights and special redemption rights. Securities with longer maturities tend to be more sensitive to interest rate changes. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, holders of debt are generally paid before the holders of preferred securities.

Issuer/Borrower Risk. The Fund’s investments in debt securities issued by a specific issuer or invested in project-specific direct loans may perform differently than the performance of credit markets in general, and therefore may be more volatile. Issuer-specific risks may include: the risk of poor management performance, excessive financial leverage, and reduced demand for the issuer’s properties and/or services. A substantial portion of the Fund’s assets are expected to be invested in project-specific direct loans. Typically, direct loans are secured only by the underlying project and are not secured or collateralized by securities or principal repayment guaranties issued by the borrower’s parent company. Project-specific borrowers, as compared to corporate borrowers, may be more likely to suffer abrupt financial reversals due to (i) adverse changes in their project’s local market conditions (ii) inadequate capitalization and/or access to working capital financing or (iii) lack of access to refinancing or other credit lines. Additionally, in direct lending, borrowers experiencing financial difficulties could seek bankruptcy protection, which may limit or delay the Fund’s ability to obtain judgment or collect on defaulted loans. Compared to investments in debt securities issued by large capitalization companies, the Fund’s investments in project-specific loans are more likely to experience greater changes in market value, and greater potential for losses.

Correlation Risk. Pursuant to the Fund’s investment objective, the Fund seeks to produce returns with lower correlation to the broader financial markets. There is no guaranty that the Fund will succeed in achieving its investment objective or that the Fund will outperform the broader financial markets.

Liquidity Risk – Quarterly Repurchases. The Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the Fund's shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund's quarterly repurchase offers, for no less than 5% of the Fund's shares outstanding at net asset value. There is no guarantee that all shareholders seeking liquidity will be able to sell all of the shares that they desire to sell in a quarterly repurchase offer.

Liquidity Risk – Underlying Investments. The Fund's investments, such as in private debt funds or whole loans, are subject to liquidity risk. This liquidity risk exists because particular investments of the Fund may be difficult to sell, possibly preventing the Fund from selling them at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices, in order to satisfy its 5% quarterly repurchase obligations.

Leveraging Risk. The Fund is authorized to use leverage for investment purposes and to satisfy redemption requests. The use of leverage will cause the Fund to incur additional expenses and may significantly magnify the Fund's losses in the event of adverse performance of the Fund’s underlying investments.

Repurchase Policy Risk. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings early or at inopportune times, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income.

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Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Distribution Policy Risk. The Fund’s distribution policy is not designed to generate, and is not expected to result in, distributions to investors that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital prior to commencing operations. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. Therefore, an inability to raise substantial capital may significantly adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its ability to comply with regulatory requirements. Further, if the Fund fails to achieve its estimated size and the Expense Limitation is not renewed, future expenses will be higher than expected.

No Operating History. The Fund is a closed-end investment company with no history of operations for potential investors to review. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.

U.S. Federal Income Tax Matters

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to so qualify, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies the applicable distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements. See "U.S. Federal Income Tax Matters."

Distribution Policy

The Fund’s distribution policy is to accrue dividends daily (Saturdays, Sundays and holidays included) and to distribute as of the last business day of each month. This distribution policy is subject to change. The level of monthly distributions (including any return of capital) is not fixed and all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit.

Unless a shareholder elects otherwise, the shareholder's distributions will be reinvested in additional shares of the same class under the Fund's dividend reinvestment policy. Shareholders who elect not to participate in the Fund's dividend reinvestment policy will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). Distributions are made at the class level, so they may vary from class to class within the Fund. See "Dividend Reinvestment Policy."

Custodian

UMB Bank, N.A ("Custodian"), with principal offices at 1010 Grand Boulevard, Kansas City, Missouri 64106, serves as the Fund's custodian. See "Management of the Fund."

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SUMMARY OF FUND EXPENSES

Shareholder Transaction Expenses	Class C
Maximum Sales Load (as a percent of offering price)	None
Early Withdrawal Charges on Shares Repurchased Less Than 365 Days After Purchase (as a percent of original purchase price)	None
Annual Expenses (as a percentage of average net assets attributable to shares)
Management Fees	[1.85]%
Other Expenses [1]	[ ]%
Shareholder Servicing Expenses	0.25%
Distribution Fee	0.75%
Remaining Other Expenses	[ ]%
Acquired Fund Fees and Expenses [1,2]	[ ]%
Total Annual Expenses [1]	[ ]%
Fee Waiver and Reimbursement [1,3]	[ ]%
Total Annual Expenses (after fee waiver and reimbursement) [1]	[ ]%

1.	Estimated for the current fiscal year.

2.	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These indirect costs may include performance fees paid to the acquired fund’s advisor or its affiliates. It does not include brokerage or transaction costs incurred by the acquired funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

3.	The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including offering and organizational expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent that they exceed 3.35% per annum of the Fund's average daily net assets attributable to Class C shares. In consideration of the Advisor’s agreement to limit the Fund's expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time the expenses were waived or absorbed to be exceeded. The Expense Limitation Agreement will remain in effect at least until January 31, 2020, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund's Board of Trustees. See "Management of the Fund."

The above Summary of Fund Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about management fees, fee waivers and other expenses is available in Management of the Fund starting on page [__] of this prospectus.

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return(the Example assumes the Fund's Expense Limitation Agreement will remain in effect through January, 2020):

Share Class	1 Year	3 Years
Class C Shares

Shareholders who choose to participate in repurchase offers by the Fund will not incur a repurchase fee, unless the repurchase is less than 365 days after purchase. However, if shareholders request repurchase proceeds be paid by wire transfer, such shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by the Administrator, currently $15. The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

FINANCIAL HIGHLIGHTS

Because the Fund is newly formed and has no performance history as of the date of this Prospectus, a financial highlights table for the Fund has not been included in this Prospectus.

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USE OF PROCEEDS

The net proceeds of the Fund’s continuous offering of shares, after payment of the sales load (if applicable) and other associated expenses, will be invested in accordance with the Fund's investment objective and policies (as stated below) as soon as practicable after receipt. The Fund pays organizational costs and its offering expenses incurred with respect to its initial and continuous offering. Pending investment of the net proceeds in accordance with the Fund's investment objective and policies, the Fund will invest in money market or short-term fixed-income mutual funds. Investors should expect, therefore, that before the Fund has fully invested the proceeds of the offering in accordance with its investment objective and policies, the Fund's assets would earn interest income at a modest rate. While the Fund does not anticipate a delay in the investment of net proceeds from investors, the Fund will seek shareholder approval if the net proceeds are not invested within six months of the Fund’s initial offering in accordance with the rules under the 1940 Act.

THE FUND

The Fund is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 11, 2015. The Fund's principal office is located at 712 Fifth Avenue, 9th Floor, New York, NY 10019, and its telephone number is (212) 843-1601.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund's investment objective is to generate attractive, long-term risk-adjusted returns, with an emphasis on current income with lower volatility and lower correlation to the broader markets.

The Fund intends to invest in debt secured by high quality, desirable properties sponsored by experienced, financially sound borrowers, and located primarily in major and select regional markets within the United States. The Fund will seek to build a diversified portfolio of public and private real estate debt investments based on property type, geography, sponsorship, lifecycle and capital structure. The Fund pursues its investment objective by investing primarily in a portfolio of institutional private and public debt secured by real estate, as defined below:

●	Private Real Estate Debt Investments – The Fund's private real estate debt investments are expected to consist of secured first mortgage loans, secured second mortgage loans, secured mezzanine loans, secured construction or transitional loans, and preferred equity investments.

●	Public Real Estate Debt Investments – The Fund’s public real estate debt investments are expected to be primarily commercial and residential mortgage backed securities (MBS), mortgage real estate investment trusts (Mortgage REITs), collateralized loan obligations (CLOs), and other commercial real estate (CRE) backed debt securities.

The Fund may invest in real estate debt instruments and securities of any duration, maturity or structure, and the amount of the invested debt as a percentage of a particular property's stabilized value (commonly known as the “loan to value ratio”) will generally range from 50% to 80%.

The Advisor Expects that the Fund’s Shareholders may realize the following potential benefits:

●	Access to Attractive Risk-Adjusted Returns from Institutional Private Real Estate Debt Investments – The Fund enables investors to invest in institutional real estate private debt investments that may not otherwise be available to the typical retail investor due to the institutional focus of the Sub-Advisors. The Fund invests in institutional real estate private debt investments that offer attractive risk-return performance with downside protection due to the value of the underlying real estate as collateral, and the availability of an equity cushion. In addition, many of the private real estate debt investments in which the Fund invests are typically intended for large, institutional investors due to the large minimum investment size, limiting the availability to individual, non-institutional investors.

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●	Access to Relationship-based Deal Flow and Directly Originated Debt – The Fund will have access to the Americas Real Estate Division of Deutsche Asset Management's substantial direct, long-standing relationships across the real estate industry including borrowers, brokers, financial institutions, lenders and other market participants, including the real estate equity transaction teams to source transactions. This comprehensive access to sourcing may offer strategic benefits including a more efficient deployment of capital and the identification of certain investment opportunities before they are presented to the broader market, enabling the Fund to deliver attractive yields to investors.

●	Access to RREEF's Substantial Platform and Resources – The Fund will have access to the Americas Real Estate Division of Deutsche Asset Management's established underwriting and structuring capabilities to execute its investment strategy, and to its substantial real estate platform which provides the Fund access to market data on a scale not available to many competitors. RREEF was founded in 1975 and is one of the largest real estate investment managers globally with more than 400 professionals and staff located in 27 locations around the world and over $57 billion in assets under management as of September 30, 2017.

●	Access to Mercer’s Platform and Proprietary Intellectual Capital. The Fund will have access to Mercer’s proprietary intellectual capital, ongoing research, opinions and market data to assist the Advisor in setting strategy and portfolio planning to optimize risk-adjusted returns. Mercer Investment Management is a leading global institutional investment advisor serving sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations for more than 40 years, and, together with its global investment management affiliates, has over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement as of June 30, 2017.

Fund's Target Investment Portfolio

The Advisor and RREEF intend to execute the Fund's investment strategy primarily by investing in a diverse portfolio of institutional private and public real estate debt investments and securities. The Fund intends to invest in debt secured by high quality, desirable properties sponsored by experienced, financially sound borrowers, and located primarily in major and select regional markets within the United States. With respect to selecting investments, the Advisor and RREEF will consider various inputs regarding the potential borrower, including relevant experience, equity commitment, financial strength and business plan, among other factors, and will pursue a value-driven approach focused on real estate supply and demand fundamentals to underwriting and diligence.

The Fund will seek to build a diversified portfolio of public and private real estate-related debt investments based on property type, geography, sponsorship, lifecycle and capital structure. The Fund’s investments will focus on property types such as office, retail, industrial and multi-family, but may also include other property types located primarily within the United States generally in major and select regional markets. Average loan amounts are generally expected to be a minimum of $10 million, with durations generally of ten years, at interest rates that may be fixed or floating.

The Fund may invest in a variety of investments in pursuing its investment objective, including those listed below.

Private Real Estate Debt Investments:

●	First Mortgage Loans: The debt that is most senior in the capital stack and is secured by a first mortgage recorded against the project borrower’s underlying real estate interest. Investments in first mortgage loans (sometimes also referred to a “A Loans” or “A Notes”) are sometimes shared by multiple lenders, including on a pari passu or “horizontal” basis, or arranged by seniority on a “vertical” basis as through an A Note/B Note structure (see B Note below). First mortgage loans are senior in repayment priority to second mortgage loans B Notes, Mezzanine Loans, unsecured debt, preferred equity investments and common equity investments.

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●	Second Mortgages or B-Notes: The debt that is next most senior in the capital stack is secured by second mortgages recorded against the project borrower’s underlying real estate interest. Investments in second mortgage loans are junior in priority to first mortgage loans. “B Notes” are investments in first or second mortgages that are structured in a manner to make the B Note portion junior in payment priority to a more senior (i.e., so-called “A Note”) tier of payment rights in the same mortgage. B Notes are evidenced by promissory notes that are separate from and subordinate to A Notes.

●	Mezzanine Loans: Mezzanine loans are senior to preferred equity investments and common equity investment, but subordinate to all mortgage loans. Mezzanine Loans are generally secured by a pledge of the ownership interests of the owner of the mezzanine borrower, rather than by a lien recorded against the borrower’s real estate.

●	Construction or Transitional Loans: Construction or Transitional Loans to borrowers whose underlying real estate interest will serve as collateral as a property is undergoing a repositioning, development or value enhancement strategy. These loan investments carry additional risk, as repayment will depend on the borrower’s ability to successfully execute its particular repositioning, development or value enhancement strategy.

●	Preferred Equity Investments: Preferred Equity Investments are often considered the equivalent of debt investments because they often require regularly scheduled payments, carry payment priority over returns that may be made to the common equity owners of the underlying real estate project, and often carry enhanced control rights under the operating, partnership or other ownership agreement that establishes management control and the preferred equity investor’s priority and control rights. Preferred equity investments are junior in priority to mezzanine loans.

Public Real Estate Debt Investments:

●	Mortgage Backed Securities: Mortgage-backed securities (MBS) are a type of fixed income security that is secured by either (a) a mortgage on an individual property or (b) a pool of mortgages on numerous commercial and/or residential properties. Returns from MBS composed of non-performing loans are highly sensitive to loans becoming re-performing.

●	Agency Commercial Mortgage Backed Securities: Agency Commercial Mortgage Backed Securities are a specific sub-category of Commercial Mortgage-Backed Securities (CMBS) that is focused on the multi-family real estate sector. These securities are issued by the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac).

●	Mortgage REITs: A Mortgage REIT is a real estate investment trust that invests in mortgages or mortgage backed securities (MBS), principally focused on investing in commercial and residential mortgages and mortgage backed securities. Mortgage REITs are typically listed on major stock exchanges, similar to other public stocks. Shares may also be purchased in a mutual fund or exchange-traded fund (ETF) format.

Commercial Real Estate – Collateralized Loan Obligation (CRE-CLO): Commercial Real Estate – Collateralized Loan Obligations (CRE-CLO), similar to mortgage backed securities are a type of fixed income security that is secured by a pool of mortgages on numerous commercial [and or residential] properties. Typically the underlying loans supporting a CRE-CLO floating rate are shorter duration in nature than other CMBS investments.

Exchange Traded Fund: An exchange-traded fund (ETF) is an investment fund traded on stock exchanges. An ETF holds assets such as stocks, commodities, or bonds. Most ETFs track an index, such as a stock index or bond index. ETFs are viewed as attractive as investments because of their liquidity, low costs, tax efficiency, and stock-like features.

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Investment Process

The Fund is supported by the full breadth and depth of the RREEF team, along with the RREEF’s Investment Committee of 9 senior real estate investment professionals, and the Advisor’s Investment Committee of five senior real estate professionals, which provide review and approvals at each stage of the investment process below, along with the resources, research and opinions of Mercer, in its investment process.

Idea Generation. RREEF has a robust Research & Strategy team that consists of 19 professionals located in six offices around the globe, including the Americas, Europe and Asia. The Research & Strategy team generate a set of viewpoints for the purpose of focusing investment, management and divestment actions on the set of opportunities that is expected to provide the most attractive returns and to mitigate risk. These viewpoints are reviewed and approved by RREEF’s Investment Committee.

Portfolio Planning. The Advisor and RREEF teams, including Research & Strategy, the debt investments team, performance and risk management and the broader platform, integrate these viewpoints along with ongoing research, opinions and market data from Mercer, into a specific investment strategy and strategic plan to fulfill the Fund's primary investment objective to generate attractive, long-term risk-adjusted returns, with an emphasis on current income with lower volatility and lower correlation to the broader markets. Several factors are considered in portfolio planning including, but not limited to, the Fund’s objectives and constraints, risk-return expectations, current Fund investment allocations and the overall market outlook, all of which are reviewed and approved by RREEF’s Investment Committee.

Allocations between private and public debt investments are overseen by RREEF and the Advisor’s Investment Committee and may vary over time in response to changes in market conditions, with a focus on managing volatility and maximizing risk-adjusted returns.

Portfolio Construction. The Fund's Portfolio Managers work closely with other RREEF’s professionals to target the investment needs of the Fund in sourcing transactions and screening the investment pipeline in an effort to shape the desired target portfolio.

●	Transaction Sourcing and Origination. It is anticipated that the main sources of deal flow for the Fund will be direct, long-standing relationships across the real estate industry including borrowers, brokers, financial institutions, lenders and other market participants and the broader RREEF real estate platform, including its transactions teams. This approach to sourcing transactions will offer strategic benefits to the Fund including a potentially quicker deployment of capital and the potential identification of certain investment opportunities before they are presented more broadly to the market.

●	Transaction Screening. The transaction screening process generally starts with a pipeline of potential transactions that are reviewed by RREEF. All potential investment opportunities will be subject to preliminary analysis, which will include reviewing the property, sponsor, market, structure, terms and the risk and return characteristics to assess suitability for the Fund, including diversification, appropriate risk level, returns, property type, loan type and geographic location.

●	Underwriting and Due Diligence. RREEF pursues a value-driven approach focused on real estate supply and demand fundamentals to underwriting and diligence. The Sub-Advisor will complete an underwriting for each proposed transaction during the process with a focus on stressed in-place cash flows, debt yields, debt service coverage ratios, loan-to-values, property quality and market and sub-market dynamics, and generally including, but not limited to, (a) performing property analysis and valuation; (b) developing key economic and legal deal terms and structuring; (c) identifying and addressing key issues and validate assumptions; (d) evaluating submarket, regional and property market trends as well as the general economic climate; (e) evaluating reputation, track record and objectives of deal sponsor; (f) analyzing competition and business plan objectives; (g) evaluating legal, tax, regulatory and accounting aspects of investment structure; (h) performing credit analysis; (i) reviewing and approving all third party reports, contracts, and all other due diligence materials; (j) conducting site visit; and (k) analyzing the portfolio impact of the potential investment.

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●	Transaction Approval and Execution. Deutsche/RREEF will prepare a memorandum detailing its analysis of the proposed investment and present the transaction to both the RREEF and the Advisor’s Investment Committees for approval. Each investment is reviewed and evaluated for its risk/return profile and impact on the portfolio's geographic and sector diversification, credit characteristics and current and total return. If final approval of the investment is given by both Investment Committees, Deutsche/RREEF will be responsible to coordinate and complete all aspects of closing and funding within the scope of approval that was given.

●	Asset Management and Realizations. After the closing and funding of an approved transaction, RREEF will actively manage it and the Fund's other investments. RREEF’s senior personnel are highly experienced in loan and securities asset management. From the closing of a loan or investment through its final repayment, RREEF’s dedicated asset management team will be in regular contact with borrowers, servicers and/or local market experts, monitoring performance of the collateral, anticipating property and market issues, and enforcing rights and remedies when appropriate. The Advisor believes the Fund’s access to the RREEF’s real estate platform, and the detailed market information it provides, as well as to Mercer’s experience and expertise, will provide the Fund with an advantage in regard to the active management of the Fund’s loans and investments. Investment realization opportunities are continually monitored and evaluated to seek to maximize returns as well as to meet the Fund's investment objective including appropriate risk management, subject to RREEF’s Investment Committee approval.

Risk and Performance Management. RREEF will have the lead role in regard to performing ongoing portfolio and asset level risk and performance management, including real time monitoring of the underlying collateral performance to assess potential risks, forecasting and measuring financial and operational results, performing collateral analyses and property market reviews and taking strategic actions when required to maximize returns or mitigate risks. Mercer will also provide ongoing risk factor and performance monitoring including views on the current and future economic environment, outlook for real estate in general and particular asset classes, evaluation of the U.S. real estate debt markets, its assessment of the risk-reward profile of potential investments, and availability of competitive debt offerings. In addition, Mercer as Sub-Advisor will provide ongoing oversight and due diligence of RREEF, including a thorough periodic analysis of the organization, debt team, process and analysis of performance including investment performance analysis and reporting, investment strategy and portfolio construction, and market competitiveness.

Additional Information Regarding Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund's principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Advisor or RREEF may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. RREEF may invest the Fund's cash balances in any investments it deems appropriate. The Advisor and RREEF expect that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Advisor, RREEF and the Fund's portfolio managers are subjective.

The frequency and amount of portfolio purchases and sales (known as the "portfolio turnover rate") will vary from year to year. It is not anticipated that the Fund's portfolio turnover rate would exceed 100% under normal market conditions. The Fund’s portfolio turnover rate will not be a limiting factor with regard to when RREEF deem portfolio changes appropriate. Although the Fund generally does not intend to trade for high-frequency short-term profits, securities may be sold without regard to the length of time held when, in the opinion of the Advisor or RREEF, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage or placement agent commissions and may generate short-term capital gains taxable as ordinary income. See "Tax Status" in the Fund's SAI.

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There is no assurance what portion, if any, of the Fund's investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund's distributions will be designated as qualified dividend income. See "U.S. Federal Income Tax Matters."

Investment Policies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in both private and public real estate-related debt instruments and securities secured by real estate (“Mortgages”). The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests.

The Fund is deemed to concentrate its investments in the real estate industry because, under normal circumstances, it invests over 25% of its assets in real estate-related investments. The Fund’s 80% investment policy may be changed upon 60 days’ advance notice to shareholders. The Fund’s concentration policy is fundamental and may not be changed without shareholder approval. The Fund’s SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading "Investment Objective, Policies and Strategies."

RISK FACTORS

An investment in the Fund's shares is subject to risks. The value of the Fund's investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund's shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Market Risk. An investment in the Fund's shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund's shares represents an indirect investment in the real estate-related debt securities and other assets held by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, which will subject shareholders to risk.

Concentration Risk. The Fund intends to concentrate its investments in the real estate industry, and invest more than 25% of its assets in real estate-related debt investments. Therefore, the Fund will be subject to greater volatility risk than registered funds that are not concentrated in a single industry. In addition, the Fund's investments may be concentrated in specific regions or states within the United States, which would expose the Fund to greater region- or state-specific risks than if the Fund were to invest throughout the country or internationally.

Real Estate Industry Risk. The Fund expects to invest substantially all of its assets in real estate related debt securities, primarily within the United States. Therefore, the performance of its portfolio will be significantly impacted by the performance of the real estate market in general and the Fund may experience more volatility and be exposed to greater risk than a more diversified portfolio. The Fund will be impacted by factors particular to the real estate industry including, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in operating expenses including property taxes and; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing (ix) changes in interest rates and (x) changes in availability of leverage on loans for or secured by real estate. Changes in federal tax laws which are being debated or pending as of the date of this prospectus may have a significant impact on the U.S. real estate industry in general, particularly in the geographic markets targeted by Fund investments. The value of securities in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

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There are also special risks associated with particular real estate sectors including, but not limited to, those risks described below:

Multifamily Properties. The value and successful operation of a multifamily property is subject to risks based on a number of factors, such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Retail Properties. Retail properties are subject to risks that include changes to the overall health of the economy, and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are subject to risks that include changes to the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are subject to risks that include changes to the overall health of the economy, and other factors such as downturns in the manufacture, processing and shipping of goods.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are subject to risks arising from a number of several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Shopping Centers. Shopping center properties are subject to risks that are principally based on their dependence on the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and its closure or bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants in the same shopping center that may financially struggle due to lower foot traffic in the mall generally, due to loss of the large tenant. Shopping centers also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues and operate profitably. Shopping centers are also subject to risks due to changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property is subject to risk based on a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to real estate industry risks and, therefore, to risks associated with investments by the Fund in real estate-related debt and debt securities:

Development Issues. Certain real estate borrowers may engage in the development or construction of real estate properties. These companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk of cost overruns, inadequate capital to complete the project, and that there will be insufficient tenant demand at economically profitable rent levels.

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Inadequate Insurance. Certain of real estate borrowers may fail to carry sufficient liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the borrower could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund's investment performance.

Dependence on Tenants. The value and cash flow associated with rental real estate depends upon the ability of the borrower to generate enough rental income in excess of its debt service and other rental real estate expenses. Changes beyond the control of the borrower may occur with its tenants who may suffer economic setbacks which may in turn render them unable to make its lease payment. In that event the borrowers may suffer lower revenues and service its debt owed to the Fund.

Financial Leverage. The Fund’s borrowers may be highly leveraged and financial covenants may affect their ability to operate effectively and service its debt owed to the Fund.

Environmental Issues. In connection with the direct or indirect ownership, operation, management and development of real properties that may contain hazardous or toxic substances, a borrower of a Fund may be considered an owner, operator or responsible party for such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such borrower and, as a result, could affect the amounts available to the Fund to make distributions to its investors.

Lending Market Conditions. Instability in the United States, European and other credit markets, at times, can make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate or refinance completed projects.

For example, historically adverse developments relating to sub-prime mortgages have adversely affected the willingness of some lenders to extend credit, in general, which may make it more difficult for homeowners or companies to obtain financing on attractive terms or at all so that they may commence or complete real estate projects, refinance completed projects or purchase real estate. These factors do adversely affect real estate values generally. These factors also may adversely affect the broader economy, which in turn may adversely affect the real estate markets. Accordingly these factors could, in turn, reduce the number of real estate investment opportunities and reduce the Fund's investment returns.

Management Risk. The net asset value of the Fund changes daily based on the performance of its investments. The Fund’s investment strategy, allocations, and Advisor and Sub-Advisors’ judgments about the attractiveness, value and potential appreciation of particular real estate segment or specific holding may prove to be incorrect, may not produce the desired results and may result in losses to the Fund and its shareholders.

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Debt Securities and Interest Rate Risks. Because the Fund invests primarily in Mortgages and other debt instruments, the value of your investment in the Fund may fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed rate or other debt instruments. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. As a result, for the present, interest rate risk may be heightened. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (e.g., the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

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Secured Debt Risk. Secured debt, including Mortgages, typically will be secured by pledges of collateral from the borrower in the form of tangible assets, including real estate. Secured debt hold the most senior position in the capital structure of a borrower. Secured debt in most circumstances is fully collateralized by assets of the borrower. Thus, it is repaid before unsecured debt. Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of the Fund’s assets may also be affected by other uncertainties such as pending tax reform legislation, economic developments affecting the market for senior secured term loans or uncertainties affecting borrowers generally. Moreover, the security for the Fund’s secured debt investments may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Credit Risk; Junior Tranches. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer or borrower’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. It is possible that the Fund’s borrowers or issuers may not make scheduled interest and/or principal payments on their loans and/or debt securities, which may result in losses or reduced cash flow to the Fund, either or both of which may cause the NAV of, or the distributions by, the Fund to decrease. Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. Support tranches of residential MBS are subject to amplified credit risks and the Fund.

Prepayment Risk. Securities may be subject to prepayment risk because borrowers are typically able to prepay principal. Consequently, a security's maturity may be longer or shorter than anticipated. When interest rates fall, obligations will be paid off more quickly than originally anticipated and the Fund may have to invest the prepaid proceeds in securities with lower yields. The yield realized on a security purchased at a premium will be lower than expected if prepayment occurs sooner than expected, as is often the case when interest rates fall. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, preventing the Fund from reinvesting at higher yields. The yield realized on a security purchased at a discount will be lower than expected if prepayment occurs later than expected, as is often the case when interest rates rise for investments in MBS, CLOs, or other CREs. Lower-than-expected prepayment rates will expose investments in junior tranches of residential MBS to credit risks for longer periods of time.

Direct Lending Risk. To the extent the Fund is the sole lender in privately offered debt, it may be solely responsible for the expense of servicing that debt, including, if necessary, taking legal actions to foreclose on any security instrument securing the debt (e.g., the mortgage or, in the case of a mezzanine loan, the pledge). This may increase the risk and expense to the Fund compared to syndicated or publicly offered debt.

Direct Origination Risk. A portion of the Fund’s investments may be originated through co-investments. The results of the Fund’s operations depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Further, the Fund’s inability to raise capital and the risk of portfolio company defaults may materially and adversely affect the Fund’s investment originations, business, liquidity, financial condition, results of operations and its ability to make distributions to its shareholders. In addition, competition for originations of and investments in the Fund’s target investments may lead to the price of such assets increasing, which may further limit its ability to generate desired returns. Also, as a result of this competition, desirable investments in the Fund’s target investments may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that the Sub-Advisor will be able to identify and make investments that are consistent with its investment objective.

Conflicts of Interest Related to Direct Origination. In the ordinary course of business, the Fund may enter into transactions with portfolio companies that may be considered related party transactions. In order to ensure that the Fund does not engage in any prohibited transactions with an affiliate, the Fund has implemented certain written policies and procedures. The Board will review these procedures on a periodic basis and the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act. Other potential conflicts of interest with respect to the Fund, its Advisor, Sub-Advisor and Portfolio Managers are discussed under “Conflicts of Interest” below.

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Mortgage Backed Securities (MBS) Risk. When the Fund invests in MBS, the Fund is subject to default risk, prepayment risk and structure risk. If underlying borrowers default on interest or principal payments, the assets backing these securities may not be sufficient to support payments on the securities. Junior or Support tranches of MBS are structured such that they are subject to amplified default risks. Borrowers tend to prepay loans at faster rates when interest rates decline, resulting in lower reinvestment yields for the Fund. Borrowers tend to prepay loans at slower rates when interest rates rise, resulting in fewer opportunities to reinvestment at higher yields for the Fund. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average portfolio maturity to rise, increasing the potential for the Fund to lose money. The value of MBS is significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize MBS in its investment strategy may depend on the ability of the RREFF to correctly forecast interest rates and other economic factors because these securities may have a structure that makes their reaction to interest rate changes difficult to predict, making their value highly volatile. Certain MBS may be secured by pools of mortgages on single-family and/or multi-family properties or other commercial properties. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying MBS may decline and, therefore, may not be adequate to cover interest and principal payments to investors. MBS and other securities issued by participants in housing, as well as other real estate-related markets, have experienced extraordinary weakness and volatility in past years. Possible legislation in the area of residential mortgages and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of MBS, the Fund may be more susceptible to risk factors affecting such types of securities, including the following:

Redemption. The Fund may have loans that are in default and subject to foreclosure rights. After a foreclosure sale, the borrower and foreclosed junior lien holders may have a statutory period in which to redeem the property from the foreclosure sale by paying amounts due. This may limit the profits that may be available to a foreclosing lender by reselling the property.

Anti-Deficiency Legislation. The Fund may acquire interests in mortgage notes that limit the Fund's recourse to foreclosure upon the security property, with no recourse against the borrower's other assets. In some jurisdictions, the Fund can pursue a deficiency judgment against the note-issuing borrower or a guarantor if the value of the property securing the note is insufficient to pay back the debt owed to the Fund. In other jurisdictions, however, if the Fund desires to seek a judgment in court against the borrower for the deficiency balance, the Fund may be required to seek judicial foreclosure and/or have other security from the borrower.

"Due-on-Encumbrance" Clauses. The notes and deeds of trust held by the Fund, like those of many investors, contain "due-on-sale" clauses permitting the Fund to accelerate the maturity of a note if the note borrower sells, conveys or transfers all or any portion of the property, but may or may not contain "due-on-encumbrance" clauses which would permit the same action if the borrower further encumbers the property (i.e., executes further deeds of trust). The enforceability of these types of clauses has been the subject of several major court decisions and legislation in recent years, and may limit the Fund’s ability to accelerate the maturity of a note and proceed to foreclosure on the mortgaged property.

Prepayment Charges. Some notes acquired by the Fund may provide for certain prepayment charges to be imposed on the note borrower in the event of certain early payments on the note. The Advisor and/or Sub-Advisor reserves the right at its business judgment to waive collection of prepayment penalties.

Defaulted Securities Risk. Mortgages or loans in which the Fund invests directly or through MBS or other structured debt may default. Defaulted securities lack liquidity and may have no secondary market for extended periods. Defaulted securities may have low recovery values and defaulting borrowers may seek bankruptcy protection, which would delay resolution of the Fund's claims. Defaulted securities will not make scheduled interest or principal payments, which will reduce the Fund's returns and ability to make distributions. Defaulted securities may become worthless. Junior tranches of MBS, CDOs or other CREs are subject to amplified default risks.

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Mortgage REIT Risk. Mortgage REITs are exposed to risks specific to the real estate market, including, among others, credit risk, prepayment risk, interest rate risk and leverage risk. Additionally, the value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

Collateralized Loan Obligation (CLO) Risk. CLOs are securities backed by an underlying portfolio of debt obligations. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in an issuer’s capital structure, limited liquidity, limited voting rights and special redemption rights. Securities with longer maturities tend to be more sensitive to interest rate changes. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, holders of debt are generally paid before the holders of preferred securities.

Issuer / Borrower Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer's securities that are held in the Fund's portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective properties and services. A project-specific loan can perform differently from the market as a whole for reasons related to the borrower, such as an individual's or entity's economic situation. Compared to investment companies that focus only on securities issued by large capitalization companies, the Fund's NAV may be more volatile because it invests in notes of individuals or small entities. These issuers are more likely to suffer sudden financial reversals such as (i) job loss, (ii) depletion of financial reserves or (iii) loss of access to refinancing opportunities. In addition, the credit quality of securities may be lowered if a borrower's financial condition deteriorates, which tends to increase the risk of default and decreases a note's value. Further, compared to securities issued by large companies, notes issued by individuals or small entities are more likely to experience more significant changes in market values, be harder to sell and at prices that the adviser believes appropriate, and offer greater potential for losses. Additionally, borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity. Compared to investments in debt securities issued by large capitalization companies, the Fund’s investments in project-specific loans are more likely to experience greater changes in market value, and greater potential for losses.

Correlation Risk. Pursuant to the Fund’s investment objective, the Fund seeks to produce attractive, long-term risk-adjusted returns with lower correlation to the broader financial markets, such as through investments in real estate-related securities. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. There is no guaranty that the Fund will succeed in achieving its investment objective or that the Fund will outperform the broader financial markets.

Liquidity Risk – Quarterly Repurchases. The Fund is a closed-end investment company structured as an "interval fund" and is designed for long-term investors. Unlike many closed-end investment companies, the Fund's shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund's quarterly repurchase offers for no less than 5% of the Fund's shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Liquidity Risk – Underlying Investments. The Fund's investments, such as in private debt funds or whole loans, are subject to liquidity risk. This liquidity risk exists because particular investments of the Fund may be difficult to sell, possibly preventing the Fund from selling them at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices, in order to satisfy its 5% quarterly repurchase obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, private investments derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

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Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, or borrowing money to satisfy Repurchase Offers will cause the Fund to incur additional expenses and may significantly magnify the Fund's losses in the event of adverse performance of the Fund’s underlying investments.

Repurchase Policy Risk. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund's portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund's expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund's net asset value.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund's investment performance, its net assets. A reduction in the Fund's net assets may increase the Fund's expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Distribution Policy Risk. The Fund’s distribution policy does not include a fixed annual rate of the Fund’s current net asset value per share. Distributions will be calculated daily and paid monthly. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective or implement its investment strategies. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. If the Fund fails to achieve its estimated size and the Expense Limitation is not renewed, expenses will be higher than expected.

No Operating History. The Fund is a closed-end investment company with no history of operations. It is designed for long-term investors and not as a trading vehicle. During the Fund's start-up period, the Fund may not achieve the desired portfolio composition. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.

CYBERSECURITY

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund's business operations, potentially resulting in: financial losses; interference with the Fund's ability to calculate NAV; impediments to trading; the inability of the Fund, the Advisor, the Sub-Advisors, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

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Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund's shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT OF THE FUND

Trustees and Officers

The Board is responsible for the overall management of the Fund, including supervision of the duties performed by the Advisor. The Board is comprised of five trustees. The Trustees are responsible for the Fund's overall management, including adopting the investment and other policies of the Fund, electing and replacing officers and selecting and supervising the Fund's Investment Advisor and Sub-Advisors. The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board, are set forth under "Management" in the SAI.

Investment Advisor

Bluerock Credit Fund Advisor, LLC, located at c/o Bluerock Real Estate Holdings, LLC, 712 Fifth Avenue, New York, NY 10019, serves as the Fund's investment adviser. The Advisor is registered with the SEC as an investment adviser under the Advisers Act. The Advisor is a Delaware limited liability company formed on November 30, 2017, for the purpose of advising the Fund.

Under the general supervision of the Fund's Board of Trustees, and pursuant to the terms of an investment management agreement (the “Management Agreement”), the Advisor will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund or may delegate such responsibilities to one or more sub-advisors. In addition, the Advisor will supervise and provide oversight of the Fund's service providers. The Advisor will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund. The Advisor will compensate all Advisor personnel who provide services to the Fund. In return for these services, facilities and payments, the Fund has agreed to pay the Advisor, as compensation under the Management Agreement, a monthly management fee computed at the annual rate of 1.85% of the daily net assets of the Fund. The Advisor may employ research services and service providers, including mortgage service providers to assist in the Advisor’s market analysis and investment selection.

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering expenses, but excluding taxes, interest, brokerage commissions and extraordinary expenses, to the extent that they exceed 3.35% per annum of the Fund's average daily net assets attributable to Class C shares. In consideration of the Advisor’s agreement to limit the Fund's expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the current Expense Limitation or any expense limitation in effect at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain in effect, at least until January 31, 2020, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Advisor. After January 31, 2020, the Expense Limitation Agreement may be renewed at the Advisor’s and Board's discretion.

A discussion regarding the basis for the Board's approval of each of the Fund's Management Agreement and Sub-Advisory Agreements with RREEF and Mercer will be available in the Fund's first annual or semi-annual report to shareholders.

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Advisor's Investment Committee

The Advisor has established an Investment Committee comprised of five persons (the "Committee") responsible for: (1) setting overall investment policies and strategies for the Fund; (2) establishing allocation targets for the Fund’s investment portfolio as part of the portfolio planning process; (3) reviewing and having the opportunity to object to the Fund's purchase of private debt investments; and (4) generally overseeing the activities of the Fund’s Sub-Advisors.

The members of the Committee, and their professional background and experience are as follows:

R. Ramin Kamfar -- Mr. Kamfar has served as Chairman and a member of the Investment Committee of the Advisor since inception. Mr. Kamfar has served as the Chairman and CEO of Bluerock Real Estate, LLC (“BRRE”), a private equity real estate firm, since its founding in October 2002, as a Trustee of Total Income+ Real Estate Fund and as Chairman and CEO of its advisor, Bluerock Fund Advisor, LLC, since 2012 and as Chairman and CEO of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009. Mr. Kamfar started his career as an investment banker at Lehman Brothers Inc. in 1988, and has approximately 30 years of experience in various aspects of real estate, mergers and acquisitions, private equity investing, investment banking, and public and private financings. Mr. Kamfar received an M.B.A. degree with distinction in Finance in 1988 from The Wharton School of the University of Pennsylvania, located in Philadelphia, Pennsylvania, and a B.S. degree with distinction in Finance in 1985 from the University of Maryland located in College Park, Maryland.

James G. Babb, III -- Mr. Babb has served as a member of the Investment Committee of the Advisor since inception. Mr. Babb has served as Senior Managing Director and Chief Investment Officer of BRRE, since 2007, as a Trustee of the Total Income + Real Estate Fund and as the Chief Investment Officer of its advisor, Bluerock Fund Advisor, LLC, since 2012. Also, Mr. Babb has served as Chief Investment Officer of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009, and as a Director of Bluerock Residential Growth REIT from 2009 to 2014. Mr. Babb is a founding principal of Starwood Capital Group (“Starwood”), a leading institutional real estate investment manager, where he helped lead the residential and office acquisitions initiatives from 1992 to 2003. During Mr. Babb’s tenure, Starwood raised and invested funds on behalf of institutional investors through seven private real estate funds, and which in the aggregate ultimately invested approximately $8 billion in approximately 250 separate transactions. Mr. Babb also led Starwood’s efforts to expand its platform to invest in England and France. Mr. Babb received a B.A. degree in Economics in 1987 from the University of North Carolina at Chapel Hill, North Carolina.

Jordan B. Ruddy -- Mr. Ruddy has served as a member of the Investment Committee and as President of the Advisor since inception. Mr. Ruddy has served as President and Chief Operating Officer of BRRE since 2002, as a Co-Portfolio Manager of the Total Income+ Real Estate Fund and as President and a member of the Investment Committee of its advisor since 2013 and 2012, respectively. Also, Mr. Ruddy has served in several senior officer capacities of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009, and is currently its President. Mr. Ruddy brings approximately 30 years of institutional real estate investment experience, having worked with some of leading public and private firms in the industry. Prior to BRRE, Mr. Ruddy served as a real estate investment banker at Banc of America Securities LLC, Smith Barney Inc., and JP Morgan Chase (previously the Chase Manhattan Bank), and as Vice President of Amerimar Enterprises, a real estate company specializing in value-added investments nationwide. Mr. Ruddy received an M.B.A. degree in Finance and Real Estate in 1995 from The Wharton School of the University of Pennsylvania, and a B.S. degree with high honors in Economics in 1986 from the London School of Economics.

Adam Lotterman -- Mr. Lotterman has served as a member of the Advisor since its inception. In addition, Mr. Lotterman is a co-founder and Lead Economist of the advisor to Total Income+ Real Estate Fund, Bluerock Fund Advisor, LLC, and has served as a portfolio manager and been a key member of that fund’s investment decision-making team since its inception in 2012. Mr. Lotterman was an Adjunct Professor at Nova Southeastern University from 2010 to 2012, where he taught Real Estate Market Analysis in the Masters of Real Estate Development program. From 2011 to 2012, Mr. Lotterman was Vice President, New Business Development of Forman Capital, a private commercial real estate lender. Prior to that, Mr. Lotterman worked as Senior Valuation Analyst at Bayview Asset Management (former hedge fund affiliate of The Blackstone Group) from 2010 to 2011, where he led a team responsible for the valuation and acquisition of loan portfolios ranging in size from $100 million to $40 billion. From 2005 to 2010, Mr. Lotterman was the Senior Analyst for Goodkin Consulting (former real estate consulting arm of PricewaterhouseCoopers) for the majority of his tenure, where he developed extensive experience in real estate consulting, research and analysis on a national level. Mr. Lotterman received an M.S. in International Real Estate in 2006 from Florida International University, where he graduated first in class, and a B.S. Degree in microbiology with a minor in chemistry in 1997 from the University of Florida.

Ryan MacDonald -- Mr. MacDonald has served as a member of the Investment Committee of the Advisor since inception. Mr. MacDonald serves as Chief Acquisitions Officer for Bluerock Residential Growth REIT (NYSE: BRG) and of BRRE and certain of its affiliates.  Since joining BRRE in 2008, Mr. MacDonald is responsible for sourcing, underwriting, structuring, financing and closing of all of BRRE’s real estate investments and dispositions. To date, Mr. MacDonald has transacted over 70 real estate investments with an aggregate value approaching $3 billion. Prior to joining BRRE, Mr. MacDonald was an Analyst for PNC Realty Investors (formerly Mercantile Real Estate Advisors), where he served as part of an investment team that made more than $1.2 billion in investments within all tranches of the capital structure, and also served in a corporate development role at Mercantile Bankshares, where he worked with executive management focusing on high level strategic initiatives for the $6 billion bank. Mr. MacDonald received a B.A. in Economics from the University of Maryland, College Park.

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Investment Sub-Advisor - RREEF

The Advisor has engaged RREEF America L.L.C. ("RREEF"), an investment adviser registered with the SEC under the Advisers Act, as Sub-Advisor to provide investment management services to the Fund. RREEF was originally founded in 1975 and is one of the largest real estate investment managers globally with more than 400 professionals and staff located in 27 locations around the world and over $57 billion in assets under management as of September 30, 2017. RREEF, is a division of Deutsche Asset Management, one of the world’s leading investment management organizations, with over $800 billion in assets under management.

RREEF's real estate team employs a disciplined investment approach and offers a diverse range of strategies and solutions across the risk/return and geographic spectrums, including core and non-core real estate, opportunistic investments in equity and debt, real estate securities, infrastructure securities and structured real estate debt. The real estate business aims to deliver competitive long-term risk adjusted returns, preservation of capital and diversification to its investors, which include governments, corporations, insurance companies, endowments, retirement plans and private clients worldwide.

Fundamental to RREEF's real estate investment approach is the close collaboration between the firm's dedicated real estate research, transaction, portfolio management and asset management teams in each region. Within these functions, RREEF has experts in product types and styles of investing, providing a diverse and deeply experienced bench of talent across the investment platform. Portfolio Managers, together with Global Client Group teams are responsible for bringing these talents together, providing clear connectivity and accountability throughout the investment process and in client service.

RREEF believes that the key attributes that differentiate it as a leading fiduciary manager of real estate investment programs include:

●	Proven Long Term Results. For more than 40 years, RREEF has been a leader in real estate investing, producing public and private real estate performance that has provided consistent returns.

●	Experience and Resources. RREEF offers one of the broadest and most experienced real estate decision-making teams in the industry, with long tenured senior professionals spanning key functional areas such as research, portfolio and asset management, transactions and business leadership. RREEF's real estate organization of more than 400 staff worldwide demonstrates the depth of talent and support resources available to develop and execute client investment strategies.

●	Hands on Asset Management. RREEF believes that a critical element in the success of any real estate investment program is having a robust asset management organization in place. At RREEF, hands on asset management means dedicating local people and relationships required to optimize the performance of underlying real estate assets.

●	Research Driven Decisions. RREEF's dedicated real estate research group serves as a unique economic and real estate market research source for the entire organization. Through its involvement with senior management and interaction with investment teams, the research function is well integrated into the firm's investment process.

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Portfolio Managers

Subject to RREEF’s Investment Committee's oversight, Marc Feliciano, Joseph Rado and Patrick Kennelly are the Fund's portfolio managers ("Portfolio Managers") and oversee the Sub-Advisor’s day to day investment operations of the Fund. Each has served as a Portfolio Manager since the Fund’s inception.

Marc Feliciano, Managing Director, CIO & Head of Portfolio and Asset Management, Americas - Mr. Feliciano is the Chief Investment Officer (CIO) of Real Estate, Americas, and the Head of Portfolio and Asset Management for the Sub-Advisor’s Real Estate Americas business. He is also Head of the Americas Debt Investments Group. Mr. Feliciano is a member of the Americas Leadership Committee and Global Investment Committee. He serves as Chairman of the Americas Real Estate Investment Committee, which governs both equity and debt investments and portfolios, and serves on the Americas Real Estate Management Committee. As Americas CIO, he also works with the firm’s portfolio managers in developing specific portfolio strategy for each account or fund as part of the annual investment plan process. Prior to assuming this position, Mr. Feliciano served as Global Head of Risk and Performance Analysis, responsible for the development of allocation, risk and performance tools. In this role, he was a member of the Global CIO Group working closely with the Global and regional CIOs, and the research team to formulate the global and regional viewpoints and strategy, and to develop the resulting viewpoints for each region. He joined RREEF Real Estate in February 2005 with 12 years of experience spanning public and private real estate investment management, alternative investment management as well as workouts, restructurings and recapitalizations of public companies and properties in and out of bankruptcy. While with RREEF Real Estate, he has led debt restructurings across several accounts and funds in conjunction with the Americas portfolio management, asset management and capital markets teams. Mr. Feliciano previously worked in the private and public real estate sectors including Morgan Stanley, Heitman/PRA Securities Advisors and INVESCO Realty Advisors. He received undergraduate and graduate degrees in accounting with a concentration in finance from the University of Texas at Austin.

Joseph Rado, Director, Americas Debt Investments Group. Mr. Rado is responsible for managing all aspects of the debt investments process including credit, underwriting, due diligence, legal structuring and documentation, closing and asset management. Prior to joining Deutsche Asset Management in 2006, Mr. Rado was Senior Underwriter at CWCapital LLC, where he was responsible for the underwriting and closing of complex multiple-party capital stack mezzanine loans, B-Notes, junior participation and senior mortgage loans. From 1997 to 2002, Mr. Rado was Manager of Real Estate Investments at Nissho Iwai American Corporation, an international Fortune 500 company. At Nissho Iwai, he was responsible for the origination and structuring of U.S. real estate investments for the company's U.S. high yield real estate portfolio. Prior to joining Nissho Iwai, Mr. Rado was Vice President, Portfolio Management and Underwriting in the Commercial Real Estate Group at Wells Fargo (formerly First Union National Bank). Mr. Rado has 30+ years of experience in commercial real estate finance. He received a B.A. in Urban Planning from Rutgers University.

Patrick Kennelly, Director, Americas Debt Investments Group. Prior to joining Deutsche Asset Management, Patrick was the Portfolio Manager for Real Estate Credit at EquiTrust Life Insurance Company where he was responsible for origination, asset management and operational oversight of a $1.6 billion real estate credit portfolio on behalf of the firm's $18 billion General Account. Investment experience consists of senior debt (floating and fixed), subordinate debt, securities (CMBS, SASB's), private placements and other structured products. Patrick was one of 4 original members of the CIO team after the company was spun out of prior ownership, Guggenheim Capital. Prior to EquiTrust, Patrick worked for U.S. Bank, N.A. and FBOP Corporation where he structured and underwrote debt investments for US and Canadian REITs, Insurance Companies, PE Funds and middle market real estate operating companies. Mr. Kennelly has over 11 years of experience investing in real estate debt. He received an undergraduate degree in finance from the Indiana University Kelley School of Business.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed and ownership of Fund shares.

Investment Sub-Advisor - Mercer

The Advisor has engaged Mercer Investment Management, Inc., an investment adviser registered with the SEC under the Advisers Act, to provide sub-advisory services to the Advisor and the Fund. Mercer has been involved in a rigorous selection process leading to the selection of RREEF as a sub-advisor, and will assist the Advisor with ongoing market and competitive research, strategy selection and portfolio planning, and monitoring and diligence for the Fund. For more than 40 years, Mercer and its affiliates have provided global leadership in investment consulting and multi-manager fiduciary management, and is a leading advisor to sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations. Mercer, together with its global investment management affiliates have over $213 billion in assets under management as of September 30, 2017, and over $10.2 trillion in assets under advisement as of June 30, 2017.

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Mercer is an affiliate of Mercer, LLC, a human resource and financial consulting company. Mercer, LLC has over 21,000 employees based in more than 40 countries and serves over 28,000 clients worldwide, and is a wholly owned subsidiary of Marsh & McLennan Companies (NYSE: MMC).

Administrator, Accounting Agent and Transfer Agent

ALPS Fund Services, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as Administrator and Accounting Agent for the Fund. For the services rendered to the Fund by ALPS Fund Services, the Fund pays the ALPS the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration and fund accounting. DST Systems, Inc. (“DST”), located at PO Box 219169, Kansas City, MO 64121, serves as the Fund’s Transfer Agent and for such services the Fund pays DST a separate fee.

Custodian

UMB Bank, N.A, with principal offices at 1010 Grand Boulevard, Kansas City, Missouri 64106, serves as custodian for the securities and cash of the Fund's portfolio. Under a Custody Agreement, the Custodian holds the Fund's assets in safekeeping and keeps all necessary records and documents relating to its duties.

Estimated Fund Expenses

The Advisor is obligated to pay expenses associated with providing the services stated in the Management Agreement, including compensation of and office space for its officers and employees connected with investment and economic research, trading and investment management and administration of the Fund. The Advisor is obligated to pay the fees of any Trustee of the Fund who is affiliated with it.

The Administrator is obligated to pay expenses associated with providing the services contemplated by a Fund Services Administration Agreement (administration and accounting), including compensation of and office space for its officers and employees and administration of the Fund.

The Fund pays all other expenses incurred in the operation of the Fund including, among other things, (i) expenses for legal and independent accountants' services, (ii) costs of printing proxies, share certificates, if any, and reports to shareholders, (iii) charges of the custodian and Transfer Agent in connection with the Fund's dividend reinvestment policy, (iv) fees and expenses of independent Trustees, (v) printing costs, (vi) membership fees in trade association, (vii) fidelity bond coverage for the Fund's officers and Trustees, (viii) errors and omissions insurance for the Fund's officers and Trustees, (ix) brokerage costs, (x) taxes, (xi) costs associated with the Fund's quarterly repurchase offers, (xii) servicing fees (xiii) investment-related expenses, incurred in connection with identifying, sourcing, evaluating, valuing, researching, diligence, monitoring, acquiring, selling or restricting investments, whether or not completed, including fees and other compensation payable to third parties in connection therewith and travel expenses incurred by a sub-adviser or its affiliates incurred in connection with the Fund’s affairs, and (xiv) other extraordinary or non-recurring expenses and other expenses properly payable by the Fund. The expenses incident to the offering and issuance of shares to be issued by the Fund will be recorded as a reduction of capital of the Fund attributable to the shares.

The Fund’s Board has authorized the Advisor and RREEF to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions. Any commission, fee or other remuneration paid to an affiliated broker or dealer is paid in compliance with the Fund's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more the outstanding shares of a class of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control. As of the date of this prospectus, [_________] as the sole initial shareholder of the Fund owned 100% of the voting securities and is deemed to control the Fund. However, it is expected that once the Fund commences investment operations and its shares are sold to the public, that this control will be diluted until such time as the Fund is controlled by it unaffiliated shareholders.

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DETERMINATION OF NET ASSET VALUE

The net asset value of shares of the Fund is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern Time). Each Class C share will be offered at net asset value. During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the net asset value of the shares. In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board. The Board has delegated execution of certain aspects of these procedures to a fair value team or committee composed of one or more representatives from the Advisor and RREEF. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. Rather, in determining the fair value of a security for which there are no readily available market quotations, the Advisor may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security and the recommendation of the Fund's Portfolio Manager. The Advisor and RREEF may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer. The Advisor and RREEF will attempt to obtain current information to value all fair valued securities.

With respect to private real estate debt investments, the Advisor may as needed engage and rely upon an independent third-party valuation specialist to assist in valuing such securities in certain circumstances where a market price is not readily available. The factors that may be considered with respect to the valuation of private real estate debt investments include:

●	Loan Terms and Covenants

●	Loan Duration

●	Contract (Coupon) Rate

●	Rate Structure

●	Loan-to-Value Ratio

●	Debt Service Coverage Ratio

●	Payment-in-kind information (if any)

●	Interest Amortization or Accrual Schedule

●	Prevailing interest rates

●	Potential Impairment to Underlying Asset

●	Other factors deemed applicable

All of these factors may be subject to adjustments based upon the particular circumstances of a security or the Fund's actual investment position.

The Advisor, with the assistance of RREEF or other parties, will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuations problems that have arisen, if any. To the extent deemed necessary by the Advisor, the fair value team or committee of the Board will review any securities valued by the Advisor in accordance with the Fund's valuation policies.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund's net asset value may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third party pricing service to assist it in determining the market value of securities in the Fund's portfolio. The Fund's net asset value per share is calculated, on a class-specific basis, by dividing the value of the Fund's total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund's other liabilities by the total number of shares outstanding.

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For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board believes reflect most closely the value of such securities.

CONFLICTS OF INTEREST

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars", if any). RREEF has adopted policies and procedures and has structured its Portfolio Manager’s compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts. Certain conflicts of interest may arise from the Sub-Advisor’s arrangements with affiliated investment advisers. The Fund’s ability to enter into transactions with affiliates of the Advisor and/or any Sub-Advisor are limited by the 1940 Act. The Fund and the Portfolio Managers may face conflicts in the allocation of investment opportunities among the Fund and the investment funds, accounts, and investment vehicles managed by affiliates of the Advisor and/or the Sub-Advisors.

Certain conflicts of interest may arise from a Sub-Advisor's arrangements with affiliated investment advisers. The Fund's ability to enter into transactions with affiliates of the Advisor and/or any Sub-Advisor are limited by the 1940 Act. The Fund is prohibited under the 1940 Act from participating in certain transactions with affiliates without the prior approval of the Fund's independent Trustees and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of the Fund's outstanding voting securities will be an affiliate for purposes of the 1940 Act and the Fund is generally prohibited from buying or selling any security from or to such affiliate without the prior approval of the Fund's independent Trustees. The 1940 Act also prohibits certain "joint" transactions with certain of affiliates without prior approval of the Fund's independent Trustees and, in some cases, of the SEC. The Fund is prohibited from buying or selling any security from or to any person who owns more than 25% of the Fund's voting securities or certain of that person's affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC.

QUARTERLY REPURCHASES OF SHARES

Once each quarter, the Fund will offer to repurchase, at per-class net asset value no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the "Repurchase Request Deadline"). Shares will be repurchased at the per-class NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a "Repurchase Pricing Date").

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Shareholders will be notified in writing about each quarterly repurchase offer, how they may request that the Fund repurchase their shares and the "Repurchase Request Deadline," which is the date the repurchase offer ends. Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. Payment pursuant to the repurchase will be made by checks to the shareholder's address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

Determination of Repurchase Offer Amount

The Board, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (the "Repurchase Offer Amount") for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

Notice to Shareholders

No less than 21 days and more than 42 days before each Repurchase Request Deadline, the Fund shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification ("Shareholder Notification"). The Shareholder Notification will contain information shareholders should consider in deciding whether to tender their shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and identify the dates of the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the "Repurchase Payment Deadline"). The notice also will set forth the NAV that has been computed no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notification date.

Repurchase Price

The repurchase price of the shares will be the NAV of the share class as of the close of regular trading on the NYSE on the Repurchase Pricing Date. The notice of the repurchase offer also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs, and a toll-free number for information regarding the repurchase offer. You may call 1-844-819-8287 to learn the NAV.

Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline. Payment pursuant to the repurchase offer will be made by check to the shareholder's address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. Notwithstanding the foregoing, the Fund may in its sole discretion and for administrative convenience accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

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Suspension or Postponement of Repurchase Offer

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

Liquidity Requirements

The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date. The Fund will ensure that a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of cash or assets that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline, and/or that the Fund’s line of credit is available to satisfy the Repurchase Offer Amount. The Board has adopted procedures that are reasonably designed to ensure that the Fund's assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described in the previous paragraphs. If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board will take whatever action it deems appropriate to ensure compliance.

Consequences of Repurchase Offers

Repurchase offers will typically be funded from available cash or sales of portfolio securities. Payment for repurchased shares, however, may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would, thus increasing the Fund's portfolio turnover and potentially causing the Fund to realize losses. The Advisor intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund's expenses and reducing any net investment income. To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities. The sale of portfolio securities to fund repurchases also could reduce the market price of those underlying securities, which in turn would reduce the Fund's net asset value.

Repurchase of the Fund's shares will tend to reduce the amount of outstanding shares and, depending upon the Fund's investment performance, its net assets. A reduction in the Fund's net assets would increase the Fund's expense ratio, to the extent that additional shares are not sold and expenses otherwise remain the same (or increase). In addition, the repurchase of shares by the Fund will be a taxable event to shareholders.

The Fund is intended as a long-term investment. The Fund's quarterly repurchase offers are a shareholder's only means of liquidity with respect to his or her shares. Shareholders have no right to redeem Fund shares outside the regular quarterly repurchases, regardless of shareholder circumstances, and the Fund may not honor any such requests. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

DISTRIBUTION POLICY

Monthly Distribution Policy

The Fund’s distribution policy is to make monthly distributions to shareholders. The level of monthly distributions (including any return of capital) is not fixed. Such distributions are accrued daily and paid monthly and this distribution policy is subject to change. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. A return of capital is not taxable to a shareholder unless it exceeds a shareholder’s tax basis in the shares. Returns of capital reduce a shareholder’s tax cost (or “tax basis”). Once a shareholder’s tax basis is reduced to zero, any further return of capital would be taxable. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. As required under the 1940 Act, the Fund will provide a notice to shareholders at the time of distribution when such distribution does not consist solely of net income. Additionally, each distribution payment will be accompanied by a written statement which discloses the source or sources of each distribution. The IRS requires you to report these amounts, excluding returns of capital, on your income tax return for the year declared. The Fund will provide disclosures, with each distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes. An additional distribution may be made in December, and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. Distributions declared in December, if paid to shareholders by the end of January, are treated for federal income tax purposes as if received in December.

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The dividend rate may be modified by the Board from time to time. If, for any monthly distribution, investment company taxable income (which term includes net short-term capital gain), if any, and net tax-exempt income, if any, is less than the amount of the distribution, then the difference will generally be a tax-free return of capital distributed from the Fund's assets. The Fund's final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder's assets being invested in the Fund and, over time, increase the Fund's expense ratio. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested in additional shares of the Fund. See "Dividend Reinvestment Policy."

The dividend distribution described above may result in the payment of approximately the same amount or percentage to the Fund's shareholders each quarter. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from the Fund is net profit.

The Board reserves the right to change the monthly distribution policy from time to time.

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DIVIDEND REINVESTMENT POLICY

The Fund will operate under a dividend reinvestment policy administered by ALPS Fund Services, Inc. Pursuant to the policy, the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Administrator in writing at Bluerock Institutional Mortgage Income Fund, c/o ALPS, Administrator and Accounting Agent, 1290 Broadway, Suite 1100, Denver CO 80203. Such written notice must be received by the Administrator 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the dividend reinvestment policy. Under the dividend reinvestment policy, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Administrator, on the shareholder's behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund's net asset value per share.

The Administrator will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Administrator will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder's proxy, if any, will include those shares purchased pursuant to the dividend reinvestment policy. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. The Administrator will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the dividend reinvestment policy, the Administrator will administer the dividend reinvestment policy on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating under the dividend reinvestment policy.

Neither the Administrator nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant's account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "U.S. Federal Income Tax Matters."

The Fund reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, the Fund reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.

All correspondence concerning the dividend reinvestment policy should be directed to the Administrator at Bluerock Institutional Mortgage Income Fund, c/o ALPS, Administrator and Accounting Agent, 1290 Broadway, Suite 1100, Denver CO 80203. Certain transactions can be performed by calling the toll free number 1-844-819-8287.

U.S. FEDERAL INCOME TAX MATTERS

The following briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Fund's shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisors regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

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The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of the Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Internal Revenue Code of 1986, as amended, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the SAI. There may be other tax considerations applicable to particular investors such as those holding shares in a tax deferred account such as an IRA or 401(k) plan. In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements. Shareholders will not be subject to the alternative minimum tax.

The Fund intends to make distributions of investment company taxable income after payment of the Fund's operating expenses no less frequently than annually. Unless a shareholder is ineligible to participate or elects otherwise, all distributions will be automatically reinvested in additional shares of the Fund pursuant to the dividend reinvestment policy. For U.S. federal income tax purposes, all dividends are generally taxable whether a shareholder takes them in cash or they are reinvested pursuant to the policy in additional shares of the Fund. Distributions of the Fund's investment company taxable income (including short-term capital gains) will generally be treated as ordinary income to the extent of the Fund's current and accumulated earnings and profits. Distributions of the Fund's net capital gains ("capital gain dividends"), if any, are taxable to shareholders as capital gains, regardless of the length of time shares have been held by shareholders. Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder of the Fund (assuming the shares are held as a capital asset). A corporation that owns Fund shares generally will not be entitled to the dividends received deduction with respect to all of the dividends it receives from the Fund. Fund dividend payments that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction. There can be no assurance as to what portion of Fund dividend payments may be classified as qualifying dividends. The determination of the character for U.S. federal income tax purposes of any distribution from the Fund (i.e. ordinary income dividends, capital gains dividends, qualified dividends or return of capital distributions) will be made as of the end of the Fund's taxable year. Generally, no later than 60 days after the close of its taxable year, the Fund will provide shareholders with a written notice designating the amount of any capital gain distributions and any other distributions.

The Fund will inform its shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on September 11, 2015. The Trustees have authorized an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders.

The Amended and Restated Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. The Fund offers four classes of shares: Class A, Class C, Class I, and Class L shares. Class A, Class I, and Class L shares each by a different prospectus. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses”. Certain share class details are set forth in “Plan of Distribution”.

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The following table shows the amounts of Fund Shares that have been authorized and are outstanding as of the date of this Prospectus:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Shown Under (3)
Shares of Beneficial Interest	Unlimited	None	[ ____]

Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to accrue dividend distributions daily and make payment to its shareholders no less frequently than monthly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the same class of the Fund. See "Dividend Reinvestment Policy." The 1940 Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund's shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates. However, upon written request to the Fund's Transfer Agent, a share certificate may be issued at the Fund's discretion for any or all of the full shares credited to an investor's account. Share certificates that have been issued to an investor may be returned at any time. The Fund's Transfer Agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. The Fund's Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Other Classes of Shares. The Fund offers Class A, Class I, and Class L shares each by a different prospectus. Class A, Class I, and Class L shares each have different investment minimums, and are subject to sales charges (Class A and Class L shares) and distribution and/or shareholder servicing fee (Class L shares).

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Amended and Restated Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board, and could have the effect of depriving the Fund's shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund's asset, or liquidation. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

PLAN OF DISTRIBUTION

ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Fund's principal underwriter and acts as the distributor of the Fund's shares on a best efforts basis, subject to various conditions. The Fund's shares are offered for sale through the Distributor at net asset value. The Distributor also may enter into selected dealer agreements with other broker dealers for the sale and distribution of the Fund's shares, including with affiliates of the Advisor. In reliance on Rule 415, the Fund intends to offer to sell up to $[____] of its shares, on a continual basis, through the Distributor. No arrangement has been made to place funds received in an escrow, trust or similar account. The Distributor is not required to sell any specific number or dollar amount of the Fund's shares, but will use its reasonable efforts to sell the shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares. Class C shares are subject to a Distribution Fee of 0.75%.

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The Distributor has entered into a “wholesaling” agreement with Bluerock Capital Markets, LLC (“BCM”), a registered broker-dealer and an affiliate of the Advisor. Pursuant to the terms of the wholesaling agreement, BCM will seek to market and otherwise promote the Fund through various “wholesale” distribution channels, including regional and independent retail broker-dealers.

The Advisor or its affiliates, in the Advisor’s discretion and from their own resources, may pay additional compensation to brokers or dealers in connection with the sale and distribution of Fund shares (the "Additional Compensation"). In return for the Additional Compensation, the Fund may receive certain marketing advantages including access to a broker's or dealer's registered representatives, placement on a list of investment options offered by a broker or dealer, or the ability to assist in training and educating the broker's or dealer's registered representatives. The Additional Compensation may differ among brokers or dealers in amount or in the manner of calculation and payments of Additional Compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the broker or dealer, or determined in some other manner. The receipt of Additional Compensation by a selling broker or dealer may create potential conflicts of interest between an investor and its broker or dealer who is recommending the Fund over other potential investments. Additionally, the Fund may pay a servicing fee to the selected securities dealers and other financial industry professionals for providing ongoing broker-dealer services in respect of shareholders. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request.

The Fund and the Advisor have agreed to indemnify the Distributor against certain liabilities, including liabilities under the Securities Act of 1933, or to contribute to payments the Distributor may be required to make because of any of those liabilities. Such agreement does not include indemnification of the Distributor against liability resulting from willful misfeasance, bad faith or gross negligence on the part of the Distributor in the performance of its duties or from reckless disregard by the Distributor of its obligations and duties under the Distribution Agreement. The Distributor may, from time to time, engage in transactions with or perform services for the Advisor and its affiliates in the ordinary course of business.

Prior to the initial public offering of shares, the Advisor purchased shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

Purchasing Shares

Investors may purchase shares directly from the Fund in accordance with the instructions below. Investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by DST Systems, Inc., the Fund’s Transfer Agent. The returned check and stop payment fee is currently $25. Investors may buy and sell shares of the Fund through financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, "Financial Intermediaries"). Orders will be priced at the appropriate price next computed after it is received by a Financial Intermediary and accepted by the Fund. A Financial Intermediary may hold shares in an omnibus account in the Financial Intermediary's name or the Financial Intermediary may maintain individual ownership records. The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide in connection with processing your transaction order or maintaining an investor's account with them. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements. Financial Intermediaries are responsible for placing orders correctly and promptly with the Fund, forwarding payment promptly. Orders transmitted with a Financial Intermediary before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, will be priced based on the Fund's NAV next computed after it is received by the Financial Intermediary.

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By Mail

To make an initial purchase by mail, complete an account application and mail the application, together with a check made payable to the Fund to:

Bluerock Institutional Mortgage Income Fund
c/o DST Systems, Inc.

PO Box 219169

Kansas City, MO 64121

All checks must be in US Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier's checks in amounts of less than $10,000. To prevent check fraud, the Fund will neither accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares, nor post-dated checks, post-dated on-line bill pay checks, or any conditional purchase order or payment.

The Transfer Agent will charge a $25 fee against an investor's account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

By Wire — Initial Investment

To make an initial investment in the Fund, the Transfer Agent must receive a completed account application before an investor wires funds. Investors may mail or overnight deliver an account application to the Transfer Agent. Upon receipt of the completed account application, the Transfer Agent will establish an account. The account number assigned will be required as part of the instruction that should be provided to an investor's bank to send the wire. An investor's bank must include both the name of the Fund, the account number, and the investor's name so that monies can be correctly applied. If you wish to wire money to make an investment in the Fund, please call the Fund at 1-844-819-8287 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds. The bank should transmit funds by wire to:

ABA #: (number provided by calling toll-free number above)
Credit: DST Systems, Inc.
Account #: (number provided by calling toll-free number above)
Further Credit:
Bluerock Institutional Mortgage Income Fund
(shareholder registration)
(shareholder account number)

By Wire — Subsequent Investments

Before sending a wire, investors must contact DST Systems, Inc. to advise them of the intent to wire funds. This will ensure prompt and accurate credit upon receipt of the wire. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund, and its agents, including the Transfer Agent and custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Automatic Investment Plan — Subsequent Investments

You may participate in the Fund's Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $10,000 on specified days of each month into your established Fund account. Please contact the Fund at 1-844-819-8287 for more information about the Fund's Automatic Investment Plan.

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By Telephone

Investors may purchase additional shares of the Fund by calling 1-844-819-8287. If an investor elected this option on the account application, and the account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. Banking information must be established on the account prior to making a purchase. Orders for shares received prior to 4 p.m. Eastern time will be purchased at the appropriate price calculated on that day.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

In compliance with the USA Patriot Act of 2001, the Transfer Agent will verify certain information on each account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, investors must supply full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Investors may call the Transfer Agent at 1-844-819-8287 for additional assistance when completing an application.

If the Administrator does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund also may reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Share Class Considerations

When selecting a share class, you should consider the following:

●	which share classes are available to you;

●	the amount you intend to invest;

●	how long you expect to own the shares; and

●	total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Class C Shares

Class C shares are sold at the prevailing NAV per Class C share and are not subject to any upfront sales charge; however, the following are additional features that should be taken into account when purchasing Class C shares:

●	a minimum initial investment of $2,500 for regular accounts and $1,000 for retirement plan accounts, and a minimum subsequent investment of at least $100 for regular accounts and $50 for retirement plan accounts;

●	a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to Class C shares;

●	a Distribution Fee which will accrue at an annual rate equal to 0.75% of the average daily net assets of the Fund attributable to Class C shares; and

●	an early withdrawal charge equal to 1.00% of the original purchase price of Class C shares repurchased by the Fund for repurchases of Class C shares held less than 365 days following such shareholder’s initial purchase.

Because the Class C shares of the Fund are sold at the prevailing NAV per Class C share without an upfront sales load, the entire amount of your purchase is invested immediately.

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Shareholder Service Expenses

The Fund has adopted a "Shareholder Services Plan" with respect to its Class C shares under which the Fund may compensate financial industry organizations for providing ongoing administration of client accounts with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request. Under the Shareholder Services Plan, the Fund, with respect to its Class C shares, may incur expenses on an annual basis equal up to 0.25% of its average net assets attributable to Class C shares. Because these fees are paid from the Fund’s assets on an ongoing basis they will increase your costs over time and may cost you more than paying other types of sales charges..

Distribution Plan

The Fund, with respect to its Class C shares, is authorized under a “Distribution Plan” to pay to the Distributor a Distribution Fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class C shares. The Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset based distribution fees. Under the Distribution Plan, the Fund pays the Distributor a Distribution Fee at an annual rate of 0.75% of average daily net assets attributable to Class C shares.

LEGAL MATTERS

Certain legal matters in connection with the shares will be passed upon for the Fund by Thompson Hine, LLP 41 South High Street, Suite 1700, Columbus, Ohio 43215-6101.

REPORTS TO SHAREHOLDERS

The Fund sends to its shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate annual and semi-annual reports by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household. A shareholder must call 1-844-819-8287 to discontinue householding and request individual copies of these documents. Once the Fund receives notice to stop householding, individual copies will be sent beginning thirty days after receiving your request. This policy does not apply to account statements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

RSM US LLP is the independent registered public accounting firm for the Fund and audits the Fund's financial statements. RSM US LLP is located at 555 Seventeenth Street, Suite 1000, Denver, CO 80202.

ADDITIONAL INFORMATION

The Prospectus and the SAI do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC (file No. 333-206988). The complete Registration Statement may be obtained from the SEC at www.sec.gov. See the cover page of this prospectus for information about how to obtain a paper copy of the Registration Statement or SAI without charge.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Investment Objective and Policies
Repurchases and Transfers of Shares
Management of the Fund
Codes of Ethics
Proxy Voting Policies and Procedures
Control Persons and Principal Holders
Investment Advisory and Other Services
Portfolio Manager
Allocation of Brokerage
Tax Status
Other Information
Independent Registered Public Accounting Firm
Financial Statements

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NOTICE OF PRIVACY POLICY & PRACTICES

Rev. February 2018

PRIVACY NOTICE

FACTS	WHAT DOES THE BLUEROCK INSTITUTIONAL MORTGAGE INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■	Social Security number	■	Purchase History
	■	Assets	■	Account Balances
	■	Retirement Assets	■	Account Transactions
	■	Transaction History	■	Wire Transfer Instructions
	■	Checking Account Information
When you are no longer our customer, we may continue to share your personal information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Bluerock Institutional Mortgage Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Bluerock Institutional Mortgage Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-844-819-8287

Who we are
Who is providing this notice?	Bluerock Institutional Mortgage Income Fund

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What we do
How does Bluerock Institutional Mortgage Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Bluerock Institutional Mortgage Income Fund collect my personal information?

We collect your personal information, for example, when you

■   Open an account

■   Provide account information

■   Give us your contact information

■   Make deposits or withdrawals from your account

■   Make a wire transfer

■   Tell us where to send the money

■   Tells us who receives the money

■   Show your government-issued ID

■   Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

■   Sharing for affiliates' everyday business purposes – information about your creditworthiness

■   Affiliates from using your information to market to you

■   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Bluerock Institutional Mortgage Income Fund does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

■   Bluerock Institutional Mortgage Income Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Bluerock Institutional Mortgage Income Fund doesn’t jointly market.

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BLUEROCK INSTITUTIONAL MORTGAGE INCOME FUND

Class C Shares ([___]) of Beneficial Interest

 PROSPECTUS

[______], 2018

Investment Advisor

Bluerock Credit Fund Advisor, LLC

Sub-Advisors

RREEF America L.L.C.

Mercer Investment Management, Inc.

All dealers that buy, sell or trade the Fund's shares, whether or not participating in this offering, may be required to deliver a prospectus when acting on behalf of the Fund's Distributor.

You should rely only on the information contained in or incorporated by reference into this prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

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SUBJECT TO COMPLETION PRELIMINARY PROSPECTUS DATED [______ __], 2018

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

PROSPECTUS

[____], 2018

Bluerock Institutional Mortgage Income Fund

Class I Shares ([___]) of Beneficial Interest

The Bluerock Institutional Mortgage Income Fund (the "Fund") is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund.

Investment Objective. The Fund’s primary investment objective is to generate attractive, long-term risk-adjusted returns, with an emphasis on current income with lower volatility and lower correlation to the broader markets.

Summary of Investment Strategy. The Fund pursues its investment objective by investing in institutional private debt investments consisting of secured first and second mortgage loans, secured mezzanine loans, secured construction or transitional loans, and preferred equity investments, and in public real estate-related debt instruments and securities. The Fund intends to invest in institutional debt secured by high quality, desirable properties sponsored by experienced, financially sound borrowers, and located primarily in major and select regional markets within the United States. The Fund will seek to build a diversified portfolio of real estate debt investments based on property type, geography, sponsorship, lifecycle and capital structure.

Because the Fund is newly organized, its shares have no pricing or performance history. For the reasons set forth below, an investment in the Fund’s shares is not suitable for investors who cannot tolerate risk of loss or who require liquidity, other than liquidity provided through the Fund's repurchase policy:

●	Pursuant to the U.S. Securities and Exchange Commission (“SEC”) rules and regulations, shares of the Fund will not be listed on any securities exchange or any secondary market, which makes them inherently illiquid.

●	Shares of the Fund are not redeemable, but shall be subject to the repurchase offer provisions set forth below.

●	Although the Fund will offer to repurchase at least 5% of each shareholder’s shares on a quarterly basis in accordance with the Fund's repurchase policy, the Fund will not be required to repurchase shares at a shareholder's option nor will shares be exchangeable for units, interests or shares of any other security.

●	The Fund is not required to extend, and shareholders should not expect the Fund’s Board of Trustees (the "Board" or the "Trustees") to authorize, repurchase offers in excess of 5% of outstanding shares per quarter.

●	Regardless of how the Fund performs, an investor may not be able to sell or otherwise liquidate his or her shares whenever such investor would prefer and will be significantly limited in his or her ability to reduce his or her exposure on any market downturn.

Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus concisely provides you the information that a prospective investor should know about the Fund before investing in the shares of the Fund that are being offered through this prospectus. You are advised to read this prospectus carefully and to retain it for future reference. Additional information about the Fund, including the Fund’s Statement of Additional Information (“SAI”), dated [ _________, 2018], has been filed with the SEC. Information regarding the Fund is available on the SEC’s website at http://www.sec.gov, including the SAI. The address of the SEC's website is provided solely for the information of prospective shareholders and is not intended to be an active link. The table of contents of the SAI appears on page [39] of this prospectus. The SAI is incorporated by reference into this prospectus (legally made a part of this prospectus). The SAI, Fund annual and semi-annual reports and other information and shareholder inquiries regarding the Fund are available free of charge and may be requested by writing the Fund at c/o DST Systems, PO Box 218445 Kansas City, MO 64121-9445 (the “Transfer Agent”), by calling the Transfer Agent toll-free at 1-844-819-8287, or by visiting the Fund’s website at http://www.bluerockfunds.com.

The Advisor. The Fund’s investment advisor is Bluerock Credit Fund Advisor, LLC (the “Advisor”), an adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Sub-Advisors. The Advisor has engaged RREEF America L.L.C. ("RREEF") and Mercer Investment Management, Inc. (“Mercer”) (each a "Sub-Advisor" and collectively, the "Sub-Advisors") both SEC registered investment advisers under the Advisers Act, to provide services for investment management of the Fund’s portfolio. RREEF was founded in 1975 and is one of the largest real estate investment managers serving institutional investors globally with more than 400 professionals and staff located in 27 locations around the world with over $57 billion in assets under management as of September 30, 2017. Mercer is a leading global institutional investment advisor serving sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations for more than 40 years and, together with its global investment management affiliates, has over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement as of June 30, 2017.

Securities Offered. The Fund engages in a continuous offering of classes of shares of beneficial interest of the Fund, including Class I shares offered by this prospectus. The Fund has registered 20,000,000 shares, and is authorized as a Delaware statutory trust to issue an unlimited number of shares. The Fund is offering to sell, through its principal underwriter, ALPS Distributors, Inc. (the "Distributor") on a continual basis under the terms of this prospectus, 20,000,000 shares of beneficial interest at net asset value (“NAV”) per share of the relevant share class, plus any applicable sales load. The initial NAV is $25.00 per Class I share. The Class I shares are not subject to sales charges. The Fund also offers Class A, Class C and Class L shares, each by a separate prospectus. The minimum initial investment by a shareholder for Class I shares is $1,000,000 and subsequent investments may be made in any amount. The Distributor is not required to sell any specific number or dollar amount of the Fund's shares, but will use best efforts to sell the shares. Monies received will be invested promptly and no arrangements have been made to place such monies in an escrow, trust or similar account. See "Plan of Distribution."

The Fund’s shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s shares, liquidity for the Fund’s shares will be provided only through quarterly repurchase offers for no less than 5% of the Fund’s shares and there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. Investing in the Fund’s shares involves substantial risks, including the risks set forth in the “Risk Factors” section of this prospectus.

PROSPECTUS SUMMARY
SUMMARY OF FUND EXPENSES
FINANCIAL HIGHLIGHTS
USE OF PROCEEDS
THE FUND
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES
RISK FACTORS
MANAGEMENT OF THE FUND
DETERMINATION OF NET ASSET VALUE
CONFLICTS OF INTEREST
QUARTERLY REPURCHASE OF SHARES
DISTRIBUTION POLICY
DIVIDEND REINVESTMENT POLICY
U.S. FEDERAL INCOME TAX MATTERS
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
ANTI-TAKEOVER PROVISIONS IN DECLARATION OF TRUST
PLAN OF DISTRIBUTION
LEGAL MATTERS
REPORTS TO SHAREHOLDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ADDITIONAL INFORMATION
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
NOTICE OF PRIVACY POLICY & PRACTICES

PROSPECTUS SUMMARY

This summary does not contain all of the information that you should consider before investing in the shares. You should review the more detailed information contained or incorporated by reference in this prospectus and in the SAI particularly the information set forth below under the heading "Risk Factors."

The Fund

Bluerock Institutional Mortgage Income Fund is a continuously offered, non-diversified, closed-end management investment company. See "The Fund." The Fund is an interval fund that provides investor liquidity by offering to make quarterly repurchases of each class of shares at that class of shares’ net asset value, which will be calculated on a daily basis. See "Quarterly Repurchases of Shares" and “Determination of Net Asset Value.”

Investment Objective, Strategy and Policies

The Fund’s investment objective is to generate attractive, long-term risk-adjusted returns, with an emphasis on current income with lower volatility and lower correlation to the broader markets.

The Fund pursues its investment objective by investing primarily in a portfolio of institutional private and public real estate-related debt instruments and securities.

●	Private Real Estate Debt – The private real estate debt investments are expected to consist of secured first mortgage loans, secured second mortgage loans, secured mezzanine loans, secured construction or transitional loans, and preferred equity investments.

●	Public Real Estate Debt - The public real estate debt investments are expected to consist of mortgage backed securities (MBS), mortgage real estate investment trusts (Mortgage REITs), collateralized loan obligations (CLOs), and other commercial real estate (CRE) backed debt securities.

The Fund intends to originate or acquire investments generally secured by high quality, desirable properties sponsored by experienced, financially sound borrowers, and located primarily in major and select regional markets within the United States.

The Fund will seek to build a diversified portfolio of real estate debt investments based on property type, geography, sponsorship, lifecycle and capital structure. The Fund’s investments will focus on property types such as office, retail, industrial and multi-family, but may also include other property types located primarily within the United States generally in major and select regional markets.

The Fund may invest in real estate debt instruments and securities of any duration, maturity or structure, and the amount of the invested debt as a percentage of a particular property's stabilized value (commonly known as the “loan to value ratio”) will generally range from 50% to 80%.

By investing in the Fund, the Advisor expects that the shareholders may realize the following potential benefits:

●	Access to Attractive Risk-Adjusted Returns from Institutional Private Real Estate Debt Investments – The Fund enables investors to invest in institutional real estate private debt investments that may not otherwise be available to the typical retail investor due to the institutional focus of the Sub-Advisors. The Fund invests in institutional real estate private debt investments that offer attractive risk-return performance, with downside protection due to the value of the underlying real estate as collateral, and the availability of an equity cushion. In addition, many of the private real estate debt investments in which the Fund invests are typically intended for large, institutional investors due to the large minimum investment size, which would limit the ability of individual, non-institutional investors to participate in such investments.

●	Access to Relationship-based Deal Flow and Directly Originated Debt – The Fund will have access to the Americas Real Estate Division of Deutsche Asset Management's substantial direct, long-standing relationships across the real estate industry including borrowers, brokers, financial institutions, lenders and other market participants, and the Americas Real Estate Division of Deutsche Asset Management to source transactions. This comprehensive access to sourcing may offer strategic benefits, including a more efficient deployment of capital and the potential to identify investment opportunities before they are broadly marketed, enabling the Fund to deliver attractive yields to investors.

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●	Access to RREEF's Substantial Platform and Resources – The Fund will have access to the Americas Real Estate Division of Deutsche Asset Management's established underwriting and structuring capabilities to execute its investment strategy, and to its substantial real estate platform, providing the Fund access to market data on a scale not available to many competitors. RREEF was founded in 1975 and is one of the largest real estate investment managers globally with more than 400 professionals and staff located in 27 locations around the world and over $57 billion in assets under management as of September 30, 2017.

●	Access to Mercer’s Platform and Proprietary Intellectual Capital. The Fund will have access to Mercer’s proprietary intellectual capital, ongoing research, opinions and market data to assist the Advisor in setting strategy and portfolio planning to optimize risk-adjusted returns. Mercer is a leading global institutional investment advisor serving sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations for than 40 years, and, together with its global investment management affiliates, has over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement as of June 30, 2017.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in both private and public real estate-related debt instruments and securities secured by real estate (“Mortgages”). The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests. The Fund is deemed to concentrate its investments in the real estate industry because, under normal circumstances, it invests over 25% of its assets in real estate-related investments. The Fund’s 80% investment policy may be changed upon 60 days’ advance notice to shareholders. The Fund’s concentration policy is fundamental and may not be changed without shareholder approval. The Fund’s SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading "Investment Objective, Strategies and Policies."

Investment Advisor

Bluerock Credit Fund Advisor, LLC was formed on November 30, 2017 and is registered with the SEC as an investment adviser. The Advisor is a subsidiary of Bluerock Asset Management, LLC (“BAM”); BAM’s Managing Member is Bluerock Real Estate Holdings, LLC. Bluerock Real Estate Holdings, LLC and its affiliates (“Bluerock”) and principals manage over $4 billion in assets under management and have collectively sponsored or structured real estate transactions totaling approximately 35 million square feet and with approximately $10 billion in value.

Sub-Advisors

The Sub-Advisors are engaged by the Advisor and will be paid solely by the Advisor from its management fee. Shareholders do not pay any Sub-Advisor directly.

The Advisor has engaged RREEF, an investment adviser registered with the SEC under the Advisers Act, as a Sub-Advisor to provide investment management of the Fund’s portfolio. RREEF serves investors and has over $57 billion in assets under management (as of September 30, 2017). RREEF, is a division of Deutsche Asset Management, one of the world’s leading investment management organizations, with over $800 billion in assets under management.

The Advisor has additionally engaged Mercer, also an SEC registered adviser, to provide sub-advisory services to the Fund. Mercer has been involved in a rigorous selection process leading to the selection of RREEF as a sub-advisor, and will assist the Advisor with research, strategy and portfolio planning for the Fund. Mercer, together with its global investment management affiliates, has over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement (as of June 30, 2017).

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Advisor Fees and Expenses

The Advisor is entitled to receive a monthly fee at the annual rate of 1.85% of the Fund's daily net assets. The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Advisor has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering and organizational expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that such expenses exceed 2.35% per annum of the Fund's average daily net assets (the "Expense Limitation") attributable to Class I shares. In consideration of the Advisor’s agreement to limit the Fund's expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date which they were incurred; and (2) the reimbursement may not be made if it would cause the current, or then in effect Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect at least until January 31, 2020, unless and until the Board approves its modification or termination. After January 31, 2020, the Expense Limitation Agreement may be renewed at the Advisor’s and Board's discretion. See "Management of the Fund."

Administrator, Accounting Agent and Transfer Agent

ALPS Fund Services, Inc. (the “Administrator”) serves as the Fund’s administrator and accounting agent. DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent of the Fund. See "Management of the Fund."

Distribution Fees

Class I shares are not subject to a Distribution Fee. See “Plan of Distribution.”

Closed-End Fund Structure

Closed-end funds differ from open-end mutual funds in that closed-end funds do not typically redeem their shares at the option of the shareholder. Closed-end fund shares typically trade in the secondary market via a stock exchange. However, unlike other closed-end funds, the Fund is an “interval” fund whose shares will not be listed on a stock exchange and therefore will not have a secondary market. Instead, the Fund will provide limited liquidity to shareholders by offering to repurchase a limited amount of the Fund's shares (at least 5%) quarterly, which is discussed in more detail below. The Fund is subject to continuous asset in-flows, but not continuous out-flows.

Share Classes

The Fund offers four classes of shares: Class A, Class C, Class I, and Class L shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the sales loads, purchase restrictions, and ongoing fees and expenses for each share class are different. The loads, fees and expenses for the Fund are set forth in “Summary of Fund Expenses.” If an investor has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary may help determine which share class is appropriate for that investor. When selecting a share class, you should consider which share classes are available to you, how much you intend to invest, how long you expect to own shares, and the total costs and expenses associated with a particular share class. The Fund offers Class A, Class C, and Class L shares each by a separate prospectus.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Repurchases of Shares

The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at net asset value, of no less than 5% of the Fund’s shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund's quarterly repurchases. See "Quarterly Repurchases of Shares."

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Investor Suitability

An investment in the Fund involves a considerable amount of risk. It is possible that you will lose some or all of your money invested. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund should not be viewed as a complete investment program.

Summary of Risks

Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Before investing you should consider carefully the risks that you assume when you invest in the Fund's shares. See "Risk Factors."

Market Risk. An investment in the Fund's shares is subject to investment risk, including the possible loss of the entire principal amount invested. The value of Fund investments, like other market investments, may move up or down, sometimes rapidly and unpredictably, which will subject shareholders to risk. The value of your shares in the Fund at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Concentration Risk. Because the Fund will concentrate its investments in the real estate industry, the Fund will be subject to greater volatility risk than a fund that is not concentrated in a single industry. The Fund's real estate-related investments may also be concentrated in regions or states, which exposes the Fund to region- or state-specific economic risks.

Real Estate Industry Risk. The Fund expects to invest substantially all of its assets in real estate-related debt instruments and securities, primarily in connection with real estate located within the United States. Therefore, the performance of its portfolio will be significantly impacted by the performance of the U.S. real estate market in general. Real estate market performance is affected by a wide variety of factors, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in operating expenses including property taxes; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) regional variations in rental income, property values and demand trends on the part of tenants; (viii) the availability of financing, (ix) changes in interest rates and (x) changes in availability of leverage on loans for or secured by real estate. Changes in federal tax laws may have a significant impact on the U.S. real estate industry in general, particularly in the geographic markets targeted by Fund investments.

Management Risk. Investments decisions regarding the relative attractiveness, value and potential appreciation of and returns on a particular investment, or allocation decisions with respect to the Fund’s portfolio, may prove to be incorrect, may not produce the desired results and/or may result in losses to the Fund and its shareholders.

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Debt Securities and Interest Rate Risks. Because the Fund invests primarily in debt instruments and securities, the value of your investment in the Fund may fluctuate with changes in interest rates. Typically, a rise in market interest rates will cause a decline in the value of fixed rate or other debt instruments. For more than the past five years, market interest rates have been at historically low levels, both in the United States and globally. It is difficult if not impossible to forecast future interest rates, but given their recent, historically low levels, there is a heightened risk that they may increase, perhaps substantially and perhaps in the near future. If market interest rates increase, there is a significant risk that the value of the Fund’s investment in fixed rate real estate debt securities may fall, and that it may be more difficult for the Fund to raise capital. Related risks include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Secured Debt Risk. Secured debt including Mortgages typically will be secured by pledges of collateral from the borrower in the form of tangible assets, including real estate. Secured debt holds the most senior position in the capital structure of a borrower. Secured debt in most circumstances is fully collateralized by assets of the borrower. Thus, it is repaid before unsecured debt. Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. Moreover, the security for the Fund’s secured debt investments may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

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Credit Risk; Junior Tranches. It is possible that the Fund’s borrowers or issuers may not make scheduled interest and/or principal payments on their loans and/or debt securities, which may result in losses or reduced cash flow to the Fund, either or both of which may cause the Net Asset Value (NAV) of, or the distributions by, the Fund to decrease. In addition, the credit quality of securities held by the Fund may fall if an issuer's financial condition deteriorates. This also may negatively impact the value of and the Fund’s returns on its investment in such securities. Also, the Fund expects to allocate a portion of its assets to investments in junior tranches of debt, such as subordinated notes (sometimes generically referred to as “B Notes”) and mezzanine loans. Generally speaking, such junior level investments are riskier and therefore subject to a higher level of risk of non-payment or default, even if the more senior levels of debt related to such investment are performing according to their terms. Thus, the Fund’s investments in junior tranches of debt will be subject to amplified credit risks.

Prepayment Risk. Debt securities may be subject to prepayment risk because borrowers are typically able to repay their debt obligations prior to maturity principal. Consequently, a debt security's maturity may be longer or shorter than anticipated. When interest rates fall, debt obligations tend to be refinanced or otherwise paid off more quickly than originally anticipated. If that occurs with respect to the Fund’s investments, the Fund may have to invest the prepaid proceeds in securities with lower yields. When interest rates rise, obligations will tend to be paid off by the obligor more slowly than anticipated, preventing the Fund from reinvesting at higher comparable or yields. For certain investments, lower-than-expected prepayment rates may expose investments in the junior tranches of MBS, CLOs or other CREs to credit risks for longer periods of time.

Direct Lending Risk. To the extent the Fund is the sole lender in privately offered debt, it may be solely responsible for the expense of servicing that debt, including, if necessary, taking legal actions to foreclose on any security instrument or securing the debt (e.g., the mortgage or, in the case of a mezzanine loan, the pledge). This may increase the risk and expense to the Fund compared to syndicated or publicly offered debt.

Direct Origination Risk. A portion of the Fund’s investments may be originated through co-investments. The results of the Fund’s operations depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions.

Conflicts of Interest Related to Direct Origination. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund is not permitted to engage in related party transactions with its affiliates. As such, to address these risks, the Fund has implemented certain written policies and procedures to ensure the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act, and address potential conflicts of interest

MBS Risk. When the Fund invests in mortgaged-backed securities (MBS), the Fund may be subject to a heightened level of structure/default risk. For example, if an underlying MBS borrower is unable to fully support all of its interest or principal payment obligations, the assets backing those securities may not be sufficient to support payments on all tranches of the MBS securities attributed to that borrower. Accordingly, investments by the Fund in junior tranches of MBS will be subject to a higher risk of default than investments in more senior tranches.

Mortgage REIT Risk. Mortgage real estate investment trusts (REITs) are exposed to risks specific to the real estate market, including, among others, credit risk, prepayment risk, interest rate risk and leverage risk. Additionally, the value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

CLO Risk. Collateralized Loan Obligations (CLO) are securities backed by an underlying portfolio of debt obligations. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk.

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Defaulted Securities Risk. Loans in which the Fund invests, including mortgage loans in which the Fund invests through MBS or other structured debt, may fall into default. Defaulted loans/securities provide less liquidity to the Fund than performing loans and, for extended periods of time, may have a limited or no secondary market. Defaulted loans/securities may have low recovery values and borrowers or issuers in default of their debt obligations may seek bankruptcy protection, which may hinder or delay resolution of the Fund's collection efforts.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in an issuer’s capital structure, limited liquidity, limited voting rights and special redemption rights. Securities with longer maturities tend to be more sensitive to interest rate changes. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, holders of debt are generally paid before the holders of preferred securities.

Issuer/Borrower Risk. The Fund’s investments in debt securities issued by a specific issuer or invested in project-specific direct loans may perform differently than the performance of credit markets in general, and therefore may be more volatile. Issuer-specific risks may include: the risk of poor management performance, excessive financial leverage, and reduced demand for the issuer’s properties and/or services. A substantial portion of the Fund’s assets are expected to be invested in project-specific direct loans. Typically, direct loans are secured only by the underlying project and are not secured or collateralized by securities or principal repayment guaranties issued by the borrower’s parent company. Project-specific borrowers, as compared to corporate borrowers, may be more likely to suffer abrupt financial reversals due to (i) adverse changes in their project’s local market conditions (ii) inadequate capitalization and/or access to working capital financing or (iii) lack of access to refinancing or other credit lines. Additionally, in direct lending, borrowers experiencing financial difficulties could seek bankruptcy protection, which may limit or delay the Fund’s ability to obtain judgment or collect on defaulted loans. Compared to investments in debt securities issued by large capitalization companies, the Fund’s investments in project-specific loans are more likely to experience greater changes in market value, and greater potential for losses.

Correlation Risk. Pursuant to the Fund’s investment objective, the Fund seeks to produce returns with lower correlation to the broader financial markets. There is no guaranty that the Fund will succeed in achieving its investment objective or that the Fund will outperform the broader financial markets.

Liquidity Risk – Quarterly Repurchases. The Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the Fund's shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund's quarterly repurchase offers, for no less than 5% of the Fund's shares outstanding at net asset value. There is no guarantee that all shareholders seeking liquidity will be able to sell all of the shares that they desire to sell in a quarterly repurchase offer.

Liquidity Risk – Underlying Investments. The Fund's investments, such as in private debt funds or whole loans, are subject to liquidity risk. This liquidity risk exists because particular investments of the Fund may be difficult to sell, possibly preventing the Fund from selling them at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices, in order to satisfy its 5% quarterly repurchase obligations.

Leveraging Risk. The Fund is authorized to use leverage for investment purposes and to satisfy redemption requests. The use of leverage will cause the Fund to incur additional expenses and may significantly magnify the Fund's losses in the event of adverse performance of the Fund’s underlying investments.

Repurchase Policy Risk. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings early or at inopportune times, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income.

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Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Distribution Policy Risk. The Fund’s distribution policy is not designed to generate, and is not expected to result in, distributions to investors that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital prior to commencing operations. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. Therefore, an inability to raise substantial capital may significantly adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its ability to comply with regulatory requirements. Further, if the Fund fails to achieve its estimated size and the Expense Limitation is not renewed, future expenses will be higher than expected.

No Operating History. The Fund is a closed-end investment company with no history of operations for potential investors to review. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.

U.S. Federal Income Tax Matters

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to so qualify, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies the applicable distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements. See "U.S. Federal Income Tax Matters."

Distribution Policy

The Fund’s distribution policy is to accrue dividends daily (Saturdays, Sundays and holidays included) and to distribute as of the last business day of each month. This distribution policy is subject to change. The level of monthly distributions (including any return of capital) is not fixed and all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit.

Unless a shareholder elects otherwise, the shareholder's distributions will be reinvested in additional shares of the same class under the Fund's dividend reinvestment policy. Shareholders who elect not to participate in the Fund's dividend reinvestment policy will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). Distributions are made at the class level, so they may vary from class to class within the Fund. See "Dividend Reinvestment Policy."

Custodian

UMB Bank, N.A ("Custodian"), with principal offices at 1010 Grand Boulevard, Kansas City, Missouri 64106, serves as the Fund's custodian. See "Management of the Fund."

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SUMMARY OF FUND EXPENSES

Shareholder Transaction Expenses	Class I
Maximum Sales Load (as a percent of offering price)	None
Early Withdrawal Charges on Shares Repurchased Less Than 365 Days After Purchase (as a percent of original purchase price)	None
Annual Expenses (as a percentage of average net assets attributable to shares)
Management Fees	[1.85]%
Other Expenses [1]	[ ]%
Shareholder Servicing Expenses	0.00%
Distribution Fee	0.00%
Remaining Other Expenses	[ ]%
Acquired Fund Fees and Expenses [1,2]	[ ]%
Total Annual Expenses [1]	[ ]%
Fee Waiver and Reimbursement [1,3]	[ ]%
Total Annual Expenses (after fee waiver and reimbursement) [1]	[ ]%

1.	Estimated for the current fiscal year.

2.	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These indirect costs may include performance fees paid to the acquired fund’s advisor or its affiliates. It does not include brokerage or transaction costs incurred by the acquired funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

3.	The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including offering and organizational expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent that they exceed 2.35% per annum of the Fund's average daily net assets attributable to Class I shares. In consideration of the Advisor’s agreement to limit the Fund's expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time the expenses were waived or absorbed to be exceeded. The Expense Limitation Agreement will remain in effect at least until January 31, 2020, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund's Board of Trustees. See "Management of the Fund."

The above Summary of Fund Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about management fees, fee waivers and other expenses is available in Management of the Fund starting on page [__] of this prospectus.

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return (the Example assumes the Fund's Expense Limitation Agreement will remain in effect through January, 2020):

Share Class	1 Year	3 Years
Class I Shares

Shareholders who choose to participate in repurchase offers by the Fund will not incur a repurchase fee, unless the repurchase is less than 365 days after purchase. However, if shareholders request repurchase proceeds be paid by wire transfer, such shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by the Administrator, currently $15. The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

FINANCIAL HIGHLIGHTS

Because the Fund is newly formed and has no performance history as of the date of this Prospectus, a financial highlights table for the Fund has not been included in this Prospectus.

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USE OF PROCEEDS

The net proceeds of the Fund’s continuous offering of shares, after payment of the sales load (if applicable) and other associated expenses, will be invested in accordance with the Fund's investment objective and policies (as stated below) as soon as practicable after receipt. The Fund pays organizational costs and its offering expenses incurred with respect to its initial and continuous offering. Pending investment of the net proceeds in accordance with the Fund's investment objective and policies, the Fund will invest in money market or short-term fixed-income mutual funds. Investors should expect, therefore, that before the Fund has fully invested the proceeds of the offering in accordance with its investment objective and policies, the Fund's assets would earn interest income at a modest rate. While the Fund does not anticipate a delay in the investment of net proceeds from investors, the Fund will seek shareholder approval if the net proceeds are not invested within six months of the Fund’s initial offering in accordance with the rules under the 1940 Act.

THE FUND

The Fund is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 11, 2015. The Fund's principal office is located at 712 Fifth Avenue, 9th Floor, New York, NY 10019, and its telephone number is (212) 843-1601.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund's investment objective is to generate attractive, long-term risk-adjusted returns, with an emphasis on current income with lower volatility and lower correlation to the broader markets.

The Fund intends to invest in debt secured by high quality, desirable properties sponsored by experienced, financially sound borrowers, and located primarily in major and select regional markets within the United States. The Fund will seek to build a diversified portfolio of public and private real estate debt investments based on property type, geography, sponsorship, lifecycle and capital structure. The Fund pursues its investment objective by investing primarily in a portfolio of institutional private and public debt secured by real estate, as defined below:

●	Private Real Estate Debt Investments – The Fund's private real estate debt investments are expected to consist of secured first mortgage loans, secured second mortgage loans, secured mezzanine loans, secured construction or transitional loans, and preferred equity investments.

●	Public Real Estate Debt Investments – The Fund’s public real estate debt investments are expected to be primarily commercial and residential mortgage backed securities (MBS), mortgage real estate investment trusts (Mortgage REITs), collateralized loan obligations (CLOs), and other commercial real estate (CRE) backed debt securities.

The Fund may invest in real estate debt instruments and securities of any duration, maturity or structure, and the amount of the invested debt as a percentage of a particular property's stabilized value (commonly known as the “loan to value ratio”) will generally range from 50% to 80%.

The Advisor Expects that the Fund’s Shareholders may realize the following potential benefits:

●	Access to Attractive Risk-Adjusted Returns from Institutional Private Real Estate Debt Investments – The Fund enables investors to invest in institutional real estate private debt investments that may not otherwise be available to the typical retail investor due to the institutional focus of the Sub-Advisors. The Fund invests in institutional real estate private debt investments that offer attractive risk-return performance with downside protection due to the value of the underlying real estate as collateral, and the availability of an equity cushion. In addition, many of the private real estate debt investments in which the Fund invests are typically intended for large, institutional investors due to the large minimum investment size, limiting the availability to individual, non-institutional investors.

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●	Access to Relationship-based Deal Flow and Directly Originated Debt – The Fund will have access to the Americas Real Estate Division of Deutsche Asset Management's substantial direct, long-standing relationships across the real estate industry including borrowers, brokers, financial institutions, lenders and other market participants, including the real estate equity transaction teams to source transactions. This comprehensive access to sourcing may offer strategic benefits including a more efficient deployment of capital and the identification of certain investment opportunities before they are presented to the broader market, enabling the Fund to deliver attractive yields to investors.

●	Access to RREEF's Substantial Platform and Resources – The Fund will have access to the Americas Real Estate Division of Deutsche Asset Management's established underwriting and structuring capabilities to execute its investment strategy, and to its substantial real estate platform which provides the Fund access to market data on a scale not available to many competitors. RREEF was founded in 1975 and is one of the largest real estate investment managers globally with more than 400 professionals and staff located in 27 locations around the world and over $57 billion in assets under management as of September 30, 2017.

●	Access to Mercer’s Platform and Proprietary Intellectual Capital. The Fund will have access to Mercer’s proprietary intellectual capital, ongoing research, opinions and market data to assist the Advisor in setting strategy and portfolio planning to optimize risk-adjusted returns. Mercer Investment Management is a leading global institutional investment advisor serving sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations for more than 40 years, and, together with its global investment management affiliates, has over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement as of June 30, 2017.

Fund's Target Investment Portfolio

The Advisor and RREEF intend to execute the Fund's investment strategy primarily by investing in a diverse portfolio of institutional private and public real estate debt investments and securities. The Fund intends to invest in debt secured by high quality, desirable properties sponsored by experienced, financially sound borrowers, and located primarily in major and select regional markets within the United States. With respect to selecting investments, the Advisor and RREEF will consider various inputs regarding the potential borrower, including relevant experience, equity commitment, financial strength and business plan, among other factors, and will pursue a value-driven approach focused on real estate supply and demand fundamentals to underwriting and diligence.

The Fund will seek to build a diversified portfolio of public and private real estate-related debt investments based on property type, geography, sponsorship, lifecycle and capital structure. The Fund’s investments will focus on property types such as office, retail, industrial and multi-family, but may also include other property types located primarily within the United States generally in major and select regional markets. Average loan amounts are generally expected to be a minimum of $10 million, with durations generally of ten years , at interest rates that may be fixed or floating.

The Fund may invest in a variety of investments in pursuing its investment objective, including those listed below.

Private Real Estate Debt Investments:

●	First Mortgage Loans: The debt that is most senior in the capital stack and is secured by a first mortgage recorded against the project borrower’s underlying real estate interest. Investments in first mortgage loans (sometimes also referred to a “A Loans” or “A Notes”) are sometimes shared by multiple lenders, including on a pari passu or “horizontal” basis, or arranged by seniority on a “vertical” basis as through an A Note/B Note structure (see B Note below). First mortgage loans are senior in repayment priority to second mortgage loans B Notes, Mezzanine Loans, unsecured debt, preferred equity investments and common equity investments.

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●	Second Mortgages or B-Notes: The debt that is next most senior in the capital stack is secured by second mortgages recorded against the project borrower’s underlying real estate interest. Investments in second mortgage loans are junior in priority to first mortgage loans. “B Notes” are investments in first or second mortgages that are structured in a manner to make the B Note portion junior in payment priority to a more senior (i.e., so-called “A Note”) tier of payment rights in the same mortgage. B Notes are evidenced by promissory notes that are separate from and subordinate to A Notes.

●	Mezzanine Loans: Mezzanine loans are senior to preferred equity investments and common equity investment, but subordinate to all mortgage loans. Mezzanine Loans are generally secured by a pledge of the ownership interests of the owner of the mezzanine borrower, rather than by a lien recorded against the borrower’s real estate.

●	Construction or Transitional Loans: Construction or Transitional Loans to borrowers whose underlying real estate interest will serve as collateral as a property is undergoing a repositioning, development or value enhancement strategy. These loan investments carry additional risk, as repayment will depend on the borrower’s ability to successfully execute its particular repositioning, development or value enhancement strategy.

●	Preferred Equity Investments: Preferred Equity Investments are often considered the equivalent of debt investments because they often require regularly scheduled payments, carry payment priority over returns that may be made to the common equity owners of the underlying real estate project, and often carry enhanced control rights under the operating, partnership or other ownership agreement that establishes management control and the preferred equity investor’s priority and control rights. Preferred equity investments are junior in priority to mezzanine loans.

Public Real Estate Debt Investments:

●	Mortgage Backed Securities: Mortgage-backed securities (MBS) are a type of fixed income security that is secured by either (a) a mortgage on an individual property or (b) a pool of mortgages on numerous commercial and/or residential properties. Returns from MBS composed of non-performing loans are highly sensitive to loans becoming re-performing.

●	Agency Commercial Mortgage Backed Securities: Agency Commercial Mortgage Backed Securities are a specific sub-category of Commercial Mortgage-Backed Securities (CMBS) that is focused on the multi-family real estate sector. These securities are issued by the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac).

●	Mortgage REITs: A Mortgage REIT is a real estate investment trust that invests in mortgages or mortgage backed securities (MBS), principally focused on investing in commercial and residential mortgages and mortgage backed securities. Mortgage REITs are typically listed on major stock exchanges, similar to other public stocks. Shares may also be purchased in a mutual fund or exchange-traded fund (ETF) format.

Commercial Real Estate – Collateralized Loan Obligation (CRE-CLO): Commercial Real Estate – Collateralized Loan Obligations (CRE-CLO), similar to mortgage backed securities are a type of fixed income security that is secured by a pool of mortgages on numerous commercial properties. Typically the underlying loans supporting a CRE-CLO floating rate are shorter duration in nature than other CMBS investments.

Exchange Traded Fund: An exchange-traded fund (ETF) is an investment fund traded on stock exchanges. An ETF holds assets such as stocks, commodities, or bonds. Most ETFs track an index, such as a stock index or bond index. ETFs are viewed as attractive as investments because of their liquidity, low costs, tax efficiency, and stock-like features.

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Investment Process

The Fund is supported by the full breadth and depth of the RREEF team, along with the RREEF’s Investment Committee of 9 senior real estate investment professionals, and the Advisor’s Investment Committee of five senior real estate professionals, which provide review and approvals at each stage of the investment process below, along with the resources, research and opinions of Mercer, in its investment process.

Idea Generation. RREEF has a robust Research & Strategy team that consists of 19 professionals located in six offices around the globe, including the Americas, Europe and Asia. The Research & Strategy team generate a set of viewpoints for the purpose of focusing investment, management and divestment actions on the set of opportunities that is expected to provide the most attractive returns and to mitigate risk. These viewpoints are reviewed and approved by RREEF’s Investment Committee.

Portfolio Planning. The Advisor and RREEF teams, including Research & Strategy, the debt investments team, performance and risk management and the broader platform, integrate these viewpoints along with ongoing research, opinions and market data from Mercer, into a specific investment strategy and strategic plan to fulfill the Fund's primary investment objective to generate attractive, long-term risk-adjusted returns, with an emphasis on current income with lower volatility and lower correlation to the broader markets. Several factors are considered in portfolio planning including, but not limited to, the Fund’s objectives and constraints, risk-return expectations, current Fund investment allocations and the overall market outlook, all of which are reviewed and approved by RREEF’s Investment Committee.

Allocations between private and public debt investments are overseen by RREEF and the Advisor’s Investment Committee and may vary over time in response to changes in market conditions, with a focus on managing volatility and maximizing risk-adjusted returns.

Portfolio Construction. The Fund's Portfolio Managers work closely with other RREEF’s professionals to target the investment needs of the Fund in sourcing transactions and screening the investment pipeline in an effort to shape the desired target portfolio.

●	Transaction Sourcing and Origination. It is anticipated that the main sources of deal flow for the Fund will be direct, long-standing relationships across the real estate industry including borrowers, brokers, financial institutions, lenders and other market participants and the broader RREEF real estate platform, including its transactions teams. This approach to sourcing transactions will offer strategic benefits to the Fund including a potentially quicker deployment of capital and the potential identification of certain investment opportunities before they are presented more broadly to the market.

●	Transaction Screening. The transaction screening process generally starts with a pipeline of potential transactions that are reviewed by RREEF. All potential investment opportunities will be subject to preliminary analysis, which will include reviewing the property, sponsor, market, structure, terms and the risk and return characteristics to assess suitability for the Fund, including diversification, appropriate risk level, returns, property type, loan type and geographic location.

●	Underwriting and Due Diligence. RREEF pursues a value-driven approach focused on real estate supply and demand fundamentals to underwriting and diligence. The Sub-Advisor will complete an underwriting for each proposed transaction during the process with a focus on stressed in-place cash flows, debt yields, debt service coverage ratios, loan-to-values, property quality and market and sub-market dynamics, and generally including, but not limited to, (a) performing property analysis and valuation; (b) developing key economic and legal deal terms and structuring; (c) identifying and addressing key issues and validate assumptions; (d) evaluating submarket, regional and property market trends as well as the general economic climate; (e) evaluating reputation, track record and objectives of deal sponsor; (f) analyzing competition and business plan objectives; (g) evaluating legal, tax, regulatory and accounting aspects of investment structure; (h) performing credit analysis; (i) reviewing and approving all third party reports, contracts, and all other due diligence materials; (j) conducting site visit; and (k) analyzing the portfolio impact of the potential investment.

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●	Transaction Approval and Execution. RREEF will prepare a memorandum detailing its analysis of the proposed investment and present the transaction to both the RREEF and the Advisor’s Investment Committees for approval. Each investment is reviewed and evaluated for its risk/return profile and impact on the portfolio's geographic and sector diversification, credit characteristics and current and total return. If final approval of the investment is given by both Investment Committees, RREEF will be responsible to coordinate and complete all aspects of closing and funding within the scope of approval that was given.

●	Asset Management and Realizations. After the closing and funding of an approved transaction, RREEF will actively manage it and the Fund's other investments. RREEF’s senior personnel are highly experienced in loan and securities asset management. From the closing of a loan or investment through its final repayment, RREEF’s dedicated asset management team will be in regular contact with borrowers, servicers and/or local market experts, monitoring performance of the collateral, anticipating property and market issues, and enforcing rights and remedies when appropriate. The Advisor believes the Fund’s access to the RREEF’s real estate platform, and the detailed market information it provides, as well as to Mercer’s experience and expertise, will provide the Fund with an advantage in regard to the active management of the Fund’s loans and investments. Investment realization opportunities are continually monitored and evaluated to seek to maximize returns as well as to meet the Fund's investment objective including appropriate risk management, subject to RREEF’s Investment Committee approval.

Risk and Performance Management. RREEF will have the lead role in regard to performing ongoing portfolio and asset level risk and performance management, including real time monitoring of the underlying collateral performance to assess potential risks, forecasting and measuring financial and operational results, performing collateral analyses and property market reviews and taking strategic actions when required to maximize returns or mitigate risks. Mercer will also provide ongoing risk factor and performance monitoring including views on the current and future economic environment, outlook for real estate in general and particular asset classes, evaluation of the U.S. real estate debt markets, its assessment of the risk-reward profile of potential investments, and availability of competitive debt offerings. In addition, Mercer as Sub-Advisor will provide ongoing oversight and due diligence of RREEF, including a thorough periodic analysis of the organization, debt team, process and analysis of performance including investment performance analysis and reporting, investment strategy and portfolio construction, and market competitiveness.

Additional Information Regarding Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund's principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Advisor or RREEF may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. RREEF may invest the Fund's cash balances in any investments it deems appropriate. The Advisor and RREEF expect that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Advisor, RREEF and the Fund's portfolio managers are subjective.

The frequency and amount of portfolio purchases and sales (known as the "portfolio turnover rate") will vary from year to year. It is not anticipated that the Fund's portfolio turnover rate would exceed 100% under normal market conditions. The Fund’s portfolio turnover rate will not be a limiting factor with regard to when RREEF deem portfolio changes appropriate. Although the Fund generally does not intend to trade for high-frequency short-term profits, securities may be sold without regard to the length of time held when, in the opinion of the Advisor or RREEF, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage or placement agent commissions and may generate short-term capital gains taxable as ordinary income. See "Tax Status" in the Fund's SAI.

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There is no assurance what portion, if any, of the Fund's investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund's distributions will be designated as qualified dividend income. See "U.S. Federal Income Tax Matters."

Investment Policies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in both private and public real estate-related debt instruments and securities secured by real estate (“Mortgages”). The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests.

The Fund is deemed to concentrate its investments in the real estate industry because, under normal circumstances, it invests over 25% of its assets in real estate-related investments. The Fund’s 80% investment policy may be changed upon 60 days’ advance notice to shareholders. The Fund’s concentration policy is fundamental and may not be changed without shareholder approval. The Fund’s SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading "Investment Objective, Policies and Strategies."

RISK FACTORS

An investment in the Fund's shares is subject to risks. The value of the Fund's investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund's shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Market Risk. An investment in the Fund's shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund's shares represents an indirect investment in the real estate-related debt securities and other assets held by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, which will subject shareholders to risk.

Concentration Risk. The Fund intends to concentrate its investments in the real estate industry, and invest more than 25% of its assets in real estate-related debt investments. Therefore, the Fund will be subject to greater volatility risk than registered funds that are not concentrated in a single industry. In addition, the Fund's investments may be concentrated in specific regions or states within the United States, which would expose the Fund to greater region- or state-specific risks than if the Fund were to invest throughout the country or internationally.

Real Estate Industry Risk. The Fund expects to invest substantially all of its assets in real estate related debt securities, primarily within the United States. Therefore, the performance of its portfolio will be significantly impacted by the performance of the real estate market in general and the Fund may experience more volatility and be exposed to greater risk than a more diversified portfolio. The Fund will be impacted by factors particular to the real estate industry including, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in operating expenses including property taxes and; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing (ix) changes in interest rates and (x) changes in availability of leverage on loans for or secured by real estate. Changes in federal tax laws which are being debated or pending as of the date of this prospectus may have a significant impact on the U.S. real estate industry in general, particularly in the geographic markets targeted by Fund investments. The value of securities in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

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There are also special risks associated with particular real estate sectors including, but not limited to, those risks described below:

Multifamily Properties. The value and successful operation of a multifamily property is subject to risks based on a number of factors, such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Retail Properties. Retail properties are subject to risks that include changes to the overall health of the economy, and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are subject to risks that include changes to the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are subject to risks that include changes to the overall health of the economy, and other factors such as downturns in the manufacture, processing and shipping of goods.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are subject to risks arising from a number of several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Shopping Centers. Shopping center properties are subject to risks that are principally based on their dependence on the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and its closure or bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants in the same shopping center that may financially struggle due to lower foot traffic in the mall generally, due to loss of the large tenant. Shopping centers also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues and operate profitably. Shopping centers are also subject to risks due to changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property is subject to risk based on a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to real estate industry risks and, therefore, to risks associated with investments by the Fund in real estate-related debt and debt securities:

Development Issues. Certain real estate borrowers may engage in the development or construction of real estate properties. These companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk of cost overruns, inadequate capital to complete the project, and that there will be insufficient tenant demand at economically profitable rent levels.

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Inadequate Insurance. Certain of real estate borrowers may fail to carry sufficient liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the borrower could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund's investment performance.

Dependence on Tenants. The value and cash flow associated with rental real estate depends upon the ability of the borrower to generate enough rental income in excess of its debt service and other rental real estate expenses. Changes beyond the control of the borrower may occur with its tenants who may suffer economic setbacks which may in turn render them unable to make its lease payment. In that event the borrowers may suffer lower revenues and service its debt owed to the Fund.

Financial Leverage. The Fund’s borrowers may be highly leveraged and financial covenants may affect their ability to operate effectively and service its debt owed to the Fund.

Environmental Issues. In connection with the direct or indirect ownership, operation, management and development of real properties that may contain hazardous or toxic substances, a borrower of a Fund may be considered an owner, operator or responsible party for such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such borrower and, as a result, could affect the amounts available to the Fund to make distributions to its investors.

Lending Market Conditions. Instability in the United States, European and other credit markets, at times, can make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate or refinance completed projects.

For example, historically adverse developments relating to sub-prime mortgages have adversely affected the willingness of some lenders to extend credit, in general, which may make it more difficult for homeowners or companies to obtain financing on attractive terms or at all so that they may commence or complete real estate projects, refinance completed projects or purchase real estate. These factors do adversely affect real estate values generally. These factors also may adversely affect the broader economy, which in turn may adversely affect the real estate markets. Accordingly these factors could, in turn, reduce the number of real estate investment opportunities and reduce the Fund's investment returns.

Management Risk. The net asset value of the Fund changes daily based on the performance of its investments. The Fund’s investment strategy, allocations, and Advisor and Sub-Advisors’ judgments about the attractiveness, value and potential appreciation of particular real estate segment or specific holding may prove to be incorrect, may not produce the desired results and may result in losses to the Fund and its shareholders.

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Debt Securities and Interest Rate Risks. Because the Fund invests primarily in Mortgages and other debt instruments, the value of your investment in the Fund may fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed rate or other debt instruments. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. As a result, for the present, interest rate risk may be heightened. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (e.g., the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

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Secured Debt Risk. Secured debt, including Mortgages, typically will be secured by pledges of collateral from the borrower in the form of tangible assets, including real estate. Secured debt hold the most senior position in the capital structure of a borrower. Secured debt in most circumstances is fully collateralized by assets of the borrower. Thus, it is repaid before unsecured debt. Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of the Fund’s assets may also be affected by other uncertainties such as pending tax reform legislation, economic developments affecting the market for senior secured term loans or uncertainties affecting borrowers generally. Moreover, the security for the Fund’s secured debt investments may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Credit Risk; Junior Tranches. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer or borrower’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. It is possible that the Fund’s borrowers or issuers may not make scheduled interest and/or principal payments on their loans and/or debt securities, which may result in losses or reduced cash flow to the Fund, either or both of which may cause the NAV of, or the distributions by, the Fund to decrease. Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. Support tranches of residential MBS are subject to amplified credit risks and the Fund.

Prepayment Risk. Securities may be subject to prepayment risk because borrowers are typically able to prepay principal. Consequently, a security's maturity may be longer or shorter than anticipated. When interest rates fall, obligations will be paid off more quickly than originally anticipated and the Fund may have to invest the prepaid proceeds in securities with lower yields. The yield realized on a security purchased at a premium will be lower than expected if prepayment occurs sooner than expected, as is often the case when interest rates fall. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, preventing the Fund from reinvesting at higher yields. The yield realized on a security purchased at a discount will be lower than expected if prepayment occurs later than expected, as is often the case when interest rates rise for investments in MBS, CLOs, or other CREs. Lower-than-expected prepayment rates will expose investments in junior tranches of residential MBS to credit risks for longer periods of time.

Direct Lending Risk. To the extent the Fund is the sole lender in privately offered debt, it may be solely responsible for the expense of servicing that debt, including, if necessary, taking legal actions to foreclose on any security instrument securing the debt (e.g., the mortgage or, in the case of a mezzanine loan, the pledge). This may increase the risk and expense to the Fund compared to syndicated or publicly offered debt.

Direct Origination Risk. A portion of the Fund’s investments may be originated through co-investments. The results of the Fund’s operations depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Further, the Fund’s inability to raise capital and the risk of portfolio company defaults may materially and adversely affect the Fund’s investment originations, business, liquidity, financial condition, results of operations and its ability to make distributions to its shareholders. In addition, competition for originations of and investments in the Fund’s target investments may lead to the price of such assets increasing, which may further limit its ability to generate desired returns. Also, as a result of this competition, desirable investments in the Fund’s target investments may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that the Sub-Advisor will be able to identify and make investments that are consistent with its investment objective.

Conflicts of Interest Related to Direct Origination. In the ordinary course of business, the Fund may enter into transactions with portfolio companies that may be considered related party transactions. In order to ensure that the Fund does not engage in any prohibited transactions with an affiliate, the Fund has implemented certain written policies and procedures. The Board will review these procedures on a periodic basis and the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act. Other potential conflicts of interest with respect to the Fund, its Advisor, Sub-Advisor and Portfolio Managers are discussed under “Conflicts of Interest” below.

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Mortgage Backed Securities (MBS) Risk. When the Fund invests in MBS, the Fund is subject to default risk, prepayment risk and structure risk. If underlying borrowers default on interest or principal payments, the assets backing these securities may not be sufficient to support payments on the securities. Junior or Support tranches of MBS are structured such that they are subject to amplified default risks. Borrowers tend to prepay loans at faster rates when interest rates decline, resulting in lower reinvestment yields for the Fund. Borrowers tend to prepay loans at slower rates when interest rates rise, resulting in fewer opportunities to reinvestment at higher yields for the Fund. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average portfolio maturity to rise, increasing the potential for the Fund to lose money. The value of MBS is significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize MBS in its investment strategy may depend on the ability of the RREFF to correctly forecast interest rates and other economic factors because these securities may have a structure that makes their reaction to interest rate changes difficult to predict, making their value highly volatile. Certain MBS may be secured by pools of mortgages on single-family and/or multi-family properties or other commercial properties. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying MBS may decline and, therefore, may not be adequate to cover interest and principal payments to investors. MBS and other securities issued by participants in housing, as well as other real estate-related markets, have experienced extraordinary weakness and volatility in past years. Possible legislation in the area of residential mortgages and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of MBS, the Fund may be more susceptible to risk factors affecting such types of securities, including the following:

Redemption. The Fund may have loans that are in default and subject to foreclosure rights. After a foreclosure sale, the borrower and foreclosed junior lien holders may have a statutory period in which to redeem the property from the foreclosure sale by paying amounts due. This may limit the profits that may be available to a foreclosing lender by reselling the property.

Anti-Deficiency Legislation. The Fund may acquire interests in mortgage notes that limit the Fund's recourse to foreclosure upon the security property, with no recourse against the borrower's other assets. In some jurisdictions, the Fund can pursue a deficiency judgment against the note-issuing borrower or a guarantor if the value of the property securing the note is insufficient to pay back the debt owed to the Fund. In other jurisdictions, however, if the Fund desires to seek a judgment in court against the borrower for the deficiency balance, the Fund may be required to seek judicial foreclosure and/or have other security from the borrower.

"Due-on-Encumbrance" Clauses. The notes and deeds of trust held by the Fund, like those of many investors, contain "due-on-sale" clauses permitting the Fund to accelerate the maturity of a note if the note borrower sells, conveys or transfers all or any portion of the property, but may or may not contain "due-on-encumbrance" clauses which would permit the same action if the borrower further encumbers the property (i.e., executes further deeds of trust). The enforceability of these types of clauses has been the subject of several major court decisions and legislation in recent years, and may limit the Fund’s ability to accelerate the maturity of a note and proceed to foreclosure on the mortgaged property.

Prepayment Charges. Some notes acquired by the Fund may provide for certain prepayment charges to be imposed on the note borrower in the event of certain early payments on the note. The Advisor and/or Sub-Advisor reserves the right at its business judgment to waive collection of prepayment penalties.

Defaulted Securities Risk. Mortgages or loans in which the Fund invests directly or through MBS or other structured debt may default. Defaulted securities lack liquidity and may have no secondary market for extended periods. Defaulted securities may have low recovery values and defaulting borrowers may seek bankruptcy protection, which would delay resolution of the Fund's claims. Defaulted securities will not make scheduled interest or principal payments, which will reduce the Fund's returns and ability to make distributions. Defaulted securities may become worthless. Junior tranches of MBS, CDOs or other CREs are subject to amplified default risks.

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Mortgage REIT Risk. Mortgage REITs are exposed to risks specific to the real estate market, including, among others, credit risk, prepayment risk, interest rate risk and leverage risk. Additionally, the value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

Collateralized Loan Obligation (CLO) Risk. CLOs are securities backed by an underlying portfolio of debt obligations. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in an issuer’s capital structure, limited liquidity, limited voting rights and special redemption rights. Securities with longer maturities tend to be more sensitive to interest rate changes. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, holders of debt are generally paid before the holders of preferred securities.

Issuer / Borrower Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer's securities that are held in the Fund's portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective properties and services. A project-specific loan can perform differently from the market as a whole for reasons related to the borrower, such as an individual's or entity's economic situation. Compared to investment companies that focus only on securities issued by large capitalization companies, the Fund's NAV may be more volatile because it invests in notes of individuals or small entities. These issuers are more likely to suffer sudden financial reversals such as (i) job loss, (ii) depletion of financial reserves or (iii) loss of access to refinancing opportunities. In addition, the credit quality of securities may be lowered if a borrower's financial condition deteriorates, which tends to increase the risk of default and decreases a note's value. Further, compared to securities issued by large companies, notes issued by individuals or small entities are more likely to experience more significant changes in market values, be harder to sell and at prices that the adviser believes appropriate, and offer greater potential for losses. Additionally, borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity. Compared to investments in debt securities issued by large capitalization companies, the Fund’s investments in project-specific loans are more likely to experience greater changes in market value, and greater potential for losses.

Correlation Risk. Pursuant to the Fund’s investment objective, the Fund seeks to produce attractive, long-term risk-adjusted returns with lower correlation to the broader financial markets, such as through investments in real estate-related securities. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. There is no guaranty that the Fund will succeed in achieving its investment objective or that the Fund will outperform the broader financial markets.

Liquidity Risk – Quarterly Repurchases. The Fund is a closed-end investment company structured as an "interval fund" and is designed for long-term investors. Unlike many closed-end investment companies, the Fund's shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund's quarterly repurchase offers for no less than 5% of the Fund's shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Liquidity Risk – Underlying Investments. The Fund's investments, such as in private debt funds or whole loans, are subject to liquidity risk. This liquidity risk exists because particular investments of the Fund may be difficult to sell, possibly preventing the Fund from selling them at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices, in order to satisfy its 5% quarterly repurchase obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, private investments derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

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Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, or borrowing money to satisfy Repurchase Offers will cause the Fund to incur additional expenses and may significantly magnify the Fund's losses in the event of adverse performance of the Fund’s underlying investments.

Repurchase Policy Risk. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund's portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund's expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund's net asset value.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund's investment performance, its net assets. A reduction in the Fund's net assets may increase the Fund's expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Distribution Policy Risk. The Fund’s distribution policy does not include a fixed annual rate of the Fund’s current net asset value per share. Distributions will be calculated daily and paid monthly. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective or implement its investment strategies. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. If the Fund fails to achieve its estimated size and the Expense Limitation is not renewed, expenses will be higher than expected.

No Operating History. The Fund is a closed-end investment company with no history of operations. It is designed for long-term investors and not as a trading vehicle. During the Fund's start-up period, the Fund may not achieve the desired portfolio composition. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.

CYBERSECURITY

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund's business operations, potentially resulting in: financial losses; interference with the Fund's ability to calculate NAV; impediments to trading; the inability of the Fund, the Advisor, the Sub-Advisors, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

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Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund's shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT OF THE FUND

Trustees and Officers

The Board is responsible for the overall management of the Fund, including supervision of the duties performed by the Advisor. The Board is comprised of five trustees. The Trustees are responsible for the Fund's overall management, including adopting the investment and other policies of the Fund, electing and replacing officers and selecting and supervising the Fund's Investment Advisor and Sub-Advisors. The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board, are set forth under "Management" in the SAI.

Investment Advisor

Bluerock Credit Fund Advisor, LLC, located at c/o Bluerock Real Estate Holdings, LLC, 712 Fifth Avenue, New York, NY 10019, serves as the Fund's investment adviser. The Advisor is registered with the SEC as an investment adviser under the Advisers Act. The Advisor is a Delaware limited liability company formed on November 30, 2017, for the purpose of advising the Fund.

Under the general supervision of the Fund's Board of Trustees, and pursuant to the terms of an investment management agreement (the “Management Agreement”), the Advisor will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund or may delegate such responsibilities to one or more sub-advisors. In addition, the Advisor will supervise and provide oversight of the Fund's service providers. The Advisor will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund. The Advisor will compensate all Advisor personnel who provide services to the Fund. In return for these services, facilities and payments, the Fund has agreed to pay the Advisor, as compensation under the Management Agreement, a monthly management fee computed at the annual rate of 1.85% of the daily net assets of the Fund. The Advisor may employ research services and service providers, including mortgage service providers to assist in the Advisor’s market analysis and investment selection.

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering expenses, but excluding taxes, interest, brokerage commissions and extraordinary expenses, to the extent that they exceed 2.35% per annum of the Fund's average daily net assets attributable to Class I shares. In consideration of the Advisor’s agreement to limit the Fund's expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the current Expense Limitation or any expense limitation in effect at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain in effect, at least until January 31, 2020, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Advisor. After January 31, 2020, the Expense Limitation Agreement may be renewed at the Advisor’s and Board's discretion.

A discussion regarding the basis for the Board's approval of each of the Fund's Management Agreement and Sub-Advisory Agreements with RREEF and Mercer will be available in the Fund's first annual or semi-annual report to shareholders.

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Advisor's Investment Committee

The Advisor has established an Investment Committee comprised of five persons (the "Committee") responsible for: (1) setting overall investment policies and strategies for the Fund; (2) establishing allocation targets for the Fund’s investment portfolio as part of the portfolio planning process; (3) reviewing and having the opportunity to object to the Fund's purchase of private debt investments; and (4) generally overseeing the activities of the Fund’s Sub-Advisors.

The members of the Committee, and their professional background and experience are as follows:

R. Ramin Kamfar -- Mr. Kamfar has served as Chairman and a member of the Investment Committee of the Advisor since inception. Mr. Kamfar has served as the Chairman and CEO of Bluerock Real Estate, LLC (“BRRE”), a private equity real estate firm, since its founding in October 2002, as a Trustee of Total Income+ Real Estate Fund and as Chairman and CEO of its advisor, Bluerock Fund Advisor, LLC, since 2012 and as Chairman and CEO of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009. Mr. Kamfar started his career as an investment banker at Lehman Brothers Inc. in 1988, and has approximately 30 years of experience in various aspects of real estate, mergers and acquisitions, private equity investing, investment banking, and public and private financings. Mr. Kamfar received an M.B.A. degree with distinction in Finance in 1988 from The Wharton School of the University of Pennsylvania, located in Philadelphia, Pennsylvania, and a B.S. degree with distinction in Finance in 1985 from the University of Maryland located in College Park, Maryland.

James G. Babb, III -- Mr. Babb has served as a member of the Investment Committee of the Advisor since inception. Mr. Babb has served as Senior Managing Director and Chief Investment Officer of BRRE, since 2007, as a Trustee of the Total Income + Real Estate Fund and as the Chief Investment Officer of its advisor, Bluerock Fund Advisor, LLC, since 2012. Also, Mr. Babb has served as Chief Investment Officer of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009, and as a Director of Bluerock Residential Growth REIT from 2009 to 2014. Mr. Babb is a founding principal of Starwood Capital Group (“Starwood”), a leading institutional real estate investment manager, where he helped lead the residential and office acquisitions initiatives from 1992 to 2003. During Mr. Babb’s tenure, Starwood raised and invested funds on behalf of institutional investors through seven private real estate funds, and which in the aggregate ultimately invested approximately $8 billion in approximately 250 separate transactions. Mr. Babb also led Starwood’s efforts to expand its platform to invest in England and France. Mr. Babb received a B.A. degree in Economics in 1987 from the University of North Carolina at Chapel Hill, North Carolina.

Jordan B. Ruddy -- Mr. Ruddy has served as a member of the Investment Committee and as President of the Advisor since inception. Mr. Ruddy has served as President and Chief Operating Officer of BRRE since 2002, as a Co-Portfolio Manager of the Total Income+ Real Estate Fund and as President and a member of the Investment Committee of its advisor since 2013 and 2012, respectively. Also, Mr. Ruddy has served in several senior officer capacities of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009, and is currently its President. Mr. Ruddy brings approximately 30 years of institutional real estate investment experience, having worked with some of leading public and private firms in the industry. Prior to BRRE, Mr. Ruddy served as a real estate investment banker at Banc of America Securities LLC, Smith Barney Inc., and JP Morgan Chase (previously the Chase Manhattan Bank), and as Vice President of Amerimar Enterprises, a real estate company specializing in value-added investments nationwide. Mr. Ruddy received an M.B.A. degree in Finance and Real Estate in 1995 from The Wharton School of the University of Pennsylvania, and a B.S. degree with high honors in Economics in 1986 from the London School of Economics.

Adam Lotterman -- Mr. Lotterman has served as a member of the Advisor since its inception. In addition, Mr. Lotterman is a co-founder and Lead Economist of the advisor to Total Income+ Real Estate Fund, Bluerock Fund Advisor, LLC, and has served as a portfolio manager and been a key member of that fund’s investment decision-making team since its inception in 2012. Mr. Lotterman was an Adjunct Professor at Nova Southeastern University from 2010 to 2012, where he taught Real Estate Market Analysis in the Masters of Real Estate Development program. From 2011 to 2012, Mr. Lotterman was Vice President, New Business Development of Forman Capital, a private commercial real estate lender. Prior to that, Mr. Lotterman worked as Senior Valuation Analyst at Bayview Asset Management (former hedge fund affiliate of The Blackstone Group) from 2010 to 2011, where he led a team responsible for the valuation and acquisition of loan portfolios ranging in size from $100 million to $40 billion. From 2005 to 2010, Mr. Lotterman was the Senior Analyst for Goodkin Consulting (former real estate consulting arm of PricewaterhouseCoopers) for the majority of his tenure, where he developed extensive experience in real estate consulting, research and analysis on a national level. Mr. Lotterman received an M.S. in International Real Estate in 2006 from Florida International University, where he graduated first in class, and a B.S. Degree in microbiology with a minor in chemistry in 1997 from the University of Florida.

Ryan MacDonald -- Mr. MacDonald has served as a member of the Investment Committee of the Advisor since inception. Mr. MacDonald serves as Chief Acquisitions Officer for Bluerock Residential Growth REIT (NYSE: BRG) and of BRRE and certain of its affiliates.  Since joining BRRE in 2008, Mr. MacDonald is responsible for sourcing, underwriting, structuring, financing and closing of all of BRRE’s real estate investments and dispositions. To date, Mr. MacDonald has transacted over 70 real estate investments with an aggregate value approaching $3 billion. Prior to joining BRRE, Mr. MacDonald was an Analyst for PNC Realty Investors (formerly Mercantile Real Estate Advisors), where he served as part of an investment team that made more than $1.2 billion in investments within all tranches of the capital structure, and also served in a corporate development role at Mercantile Bankshares, where he worked with executive management focusing on high level strategic initiatives for the $6 billion bank. Mr. MacDonald received a B.A. in Economics from the University of Maryland, College Park.

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Investment Sub-Advisor - RREEF

The Advisor has engaged RREEF America L.L.C. ("RREEF"), an investment adviser registered with the SEC under the Advisers Act, as Sub-Advisor to provide investment management services to the Fund. RREEF was originally founded in 1975 and is one of the largest real estate investment managers globally with more than 400 professionals and staff located in 27 locations around the world and over $57 billion in assets under management as of September 30, 2017. RREEF, is a division of Deutsche Asset Management, one of the world’s leading investment management organizations, with over $800 billion in assets under management.

RREEF's real estate team employs a disciplined investment approach and offers a diverse range of strategies and solutions across the risk/return and geographic spectrums, including core and non-core real estate, opportunistic investments in equity and debt, real estate securities, infrastructure securities and structured real estate debt. The real estate business aims to deliver competitive long-term risk adjusted returns, preservation of capital and diversification to its investors, which include governments, corporations, insurance companies, endowments, retirement plans and private clients worldwide.

Fundamental to RREEF's real estate investment approach is the close collaboration between the firm's dedicated real estate research, transaction, portfolio management and asset management teams in each region. Within these functions, RREEF has experts in product types and styles of investing, providing a diverse and deeply experienced bench of talent across the investment platform. Portfolio Managers, together with Global Client Group teams are responsible for bringing these talents together, providing clear connectivity and accountability throughout the investment process and in client service.

RREEF believes that the key attributes that differentiate it as a leading fiduciary manager of real estate investment programs include:

●	Proven Long Term Results. For more than 40 years, RREEF has been a leader in real estate investing, producing public and private real estate performance that has provided consistent returns.

●	Experience and Resources. RREEF offers one of the broadest and most experienced real estate decision-making teams in the industry, with long tenured senior professionals spanning key functional areas such as research, portfolio and asset management, transactions and business leadership. RREEF's real estate organization of more than 400 staff worldwide demonstrates the depth of talent and support resources available to develop and execute client investment strategies.

●	Hands on Asset Management. RREEF believes that a critical element in the success of any real estate investment program is having a robust asset management organization in place. At RREEF, hands on asset management means dedicating local people and relationships required to optimize the performance of underlying real estate assets.

●	Research Driven Decisions. RREEF's dedicated real estate research group serves as a unique economic and real estate market research source for the entire organization. Through its involvement with senior management and interaction with investment teams, the research function is well integrated into the firm's investment process.

Portfolio Managers

Subject to RREEF’s Investment Committee's oversight, Marc Feliciano, Joseph Rado and Patrick Kennelly are the Fund's portfolio managers ("Portfolio Managers") and oversee the Sub-Advisor’s day to day investment operations of the Fund. Each has served as a Portfolio Manager since the Fund’s inception.

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Marc Feliciano, Managing Director, CIO & Head of Portfolio and Asset Management, Americas - Mr. Feliciano is the Chief Investment Officer (CIO) of Real Estate, Americas, and the Head of Portfolio and Asset Management for the Sub-Advisor’s Real Estate Americas business. He is also Head of the Americas Debt Investments Group. Mr. Feliciano is a member of the Americas Leadership Committee and Global Investment Committee. He serves as Chairman of the Americas Real Estate Investment Committee, which governs both equity and debt investments and portfolios, and serves on the Americas Real Estate Management Committee. As Americas CIO, he also works with the firm’s portfolio managers in developing specific portfolio strategy for each account or fund as part of the annual investment plan process. Prior to assuming this position, Mr. Feliciano served as Global Head of Risk and Performance Analysis, responsible for the development of allocation, risk and performance tools. In this role, he was a member of the Global CIO Group working closely with the Global and regional CIOs, and the research team to formulate the global and regional viewpoints and strategy, and to develop the resulting viewpoints for each region. He joined RREEF Real Estate in February 2005 with 12 years of experience spanning public and private real estate investment management, alternative investment management as well as workouts, restructurings and recapitalizations of public companies and properties in and out of bankruptcy. While with RREEF Real Estate, he has led debt restructurings across several accounts and funds in conjunction with the Americas portfolio management, asset management and capital markets teams. Mr. Feliciano previously worked in the private and public real estate sectors including Morgan Stanley, Heitman/PRA Securities Advisors and INVESCO Realty Advisors. He received undergraduate and graduate degrees in accounting with a concentration in finance from the University of Texas at Austin.

Joseph Rado, Director, Americas Debt Investments Group. Mr. Rado is responsible for managing all aspects of the debt investments process including credit, underwriting, due diligence, legal structuring and documentation, closing and asset management. Prior to joining Deutsche Asset Management in 2006, Mr. Rado was Senior Underwriter at CWCapital LLC, where he was responsible for the underwriting and closing of complex multiple-party capital stack mezzanine loans, B-Notes, junior participation and senior mortgage loans. From 1997 to 2002, Mr. Rado was Manager of Real Estate Investments at Nissho Iwai American Corporation, an international Fortune 500 company. At Nissho Iwai, he was responsible for the origination and structuring of U.S. real estate investments for the company's U.S. high yield real estate portfolio. Prior to joining Nissho Iwai, Mr. Rado was Vice President, Portfolio Management and Underwriting in the Commercial Real Estate Group at Wells Fargo (formerly First Union National Bank). Mr. Rado has 30+ years of experience in commercial real estate finance. He received a B.A. in Urban Planning from Rutgers University.

Patrick Kennelly, Director, Americas Debt Investments Group. Prior to joining Deutsche Asset Management, Patrick was the Portfolio Manager for Real Estate Credit at EquiTrust Life Insurance Company where he was responsible for origination, asset management and operational oversight of a $1.6 billion real estate credit portfolio on behalf of the firm's $18 billion General Account. Investment experience consists of senior debt (floating and fixed), subordinate debt, securities (CMBS, SASB's), private placements and other structured products. Patrick was one of 4 original members of the CIO team after the company was spun out of prior ownership, Guggenheim Capital. Prior to EquiTrust, Patrick worked for U.S. Bank, N.A. and FBOP Corporation where he structured and underwrote debt investments for US and Canadian REITs, Insurance Companies, PE Funds and middle market real estate operating companies. Mr. Kennelly has over 11 years of experience investing in real estate debt. He received an undergraduate degree in finance from the Indiana University Kelley School of Business.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed and ownership of Fund shares.

Investment Sub-Advisor - Mercer

The Advisor has engaged Mercer Investment Management, Inc., an investment adviser registered with the SEC under the Advisers Act, to provide sub-advisory services to the Advisor and the Fund. Mercer has been involved in a rigorous selection process leading to the selection of RREEF as a sub-advisor, and will assist the Advisor with ongoing market and competitive research, strategy selection and portfolio planning, and monitoring and diligence for the Fund. For more than 40 years, Mercer and its affiliates have provided global leadership in investment consulting and multi-manager fiduciary management, and is a leading advisor to sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations. Mercer, together with its global investment management affiliates have over $213 billion in assets under management as of September 30, 2017, and over $10.2 trillion in assets under advisement as of June 30, 2017.

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Mercer is an affiliate of Mercer, LLC, a human resource and financial consulting company. Mercer, LLC has over 21,000 employees based in more than 40 countries and serves over 28,000 clients worldwide, and is a wholly owned subsidiary of Marsh & McLennan Companies (NYSE: MMC).

Administrator, Accounting Agent and Transfer Agent

ALPS Fund Services, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as Administrator and Accounting Agent for the Fund. For the services rendered to the Fund by ALPS Fund Services, the Fund pays the ALPS the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration and fund accounting. DST Systems, Inc. (“DST”), located at PO Box 219169, Kansas City, MO 64121, serves as the Fund’s Transfer Agent and for such services the Fund pays DST a separate fee.

Custodian

UMB Bank, N.A, with principal offices at 1010 Grand Boulevard, Kansas City, Missouri 64106, serves as custodian for the securities and cash of the Fund's portfolio. Under a Custody Agreement, the Custodian holds the Fund's assets in safekeeping and keeps all necessary records and documents relating to its duties.

Estimated Fund Expenses

The Advisor is obligated to pay expenses associated with providing the services stated in the Management Agreement, including compensation of and office space for its officers and employees connected with investment and economic research, trading and investment management and administration of the Fund. The Advisor is obligated to pay the fees of any Trustee of the Fund who is affiliated with it.

The Administrator is obligated to pay expenses associated with providing the services contemplated by a Fund Services Administration Agreement (administration and accounting), including compensation of and office space for its officers and employees and administration of the Fund.

The Fund pays all other expenses incurred in the operation of the Fund including, among other things, (i) expenses for legal and independent accountants' services, (ii) costs of printing proxies, share certificates, if any, and reports to shareholders, (iii) charges of the custodian and Transfer Agent in connection with the Fund's dividend reinvestment policy, (iv) fees and expenses of independent Trustees, (v) printing costs, (vi) membership fees in trade association, (vii) fidelity bond coverage for the Fund's officers and Trustees, (viii) errors and omissions insurance for the Fund's officers and Trustees, (ix) brokerage costs, (x) taxes, (xi) costs associated with the Fund's quarterly repurchase offers, (xii) servicing fees (xiii) investment-related expenses, incurred in connection with identifying, sourcing, evaluating, valuing, researching, diligence, monitoring, acquiring, selling or restricting investments, whether or not completed, including fees and other compensation payable to third parties in connection therewith and travel expenses incurred by a sub-adviser or its affiliates incurred in connection with the Fund’s affairs, and (xiv) other extraordinary or non-recurring expenses and other expenses properly payable by the Fund. The expenses incident to the offering and issuance of shares to be issued by the Fund will be recorded as a reduction of capital of the Fund attributable to the shares.

The Fund’s Board has authorized the Advisor and RREEF to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions. Any commission, fee or other remuneration paid to an affiliated broker or dealer is paid in compliance with the Fund's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more the outstanding shares of a class of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control. As of the date of this prospectus, [_________] as the sole initial shareholder of the Fund owned 100% of the voting securities and is deemed to control the Fund. However, it is expected that once the Fund commences investment operations and its shares are sold to the public, that this control will be diluted until such time as the Fund is controlled by it unaffiliated shareholders.

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DETERMINATION OF NET ASSET VALUE

The net asset value of shares of the Fund is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern Time). Each Class I share will be offered at net asset value. During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the net asset value of the shares. In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board. The Board has delegated execution of certain aspects of these procedures to a fair value team or committee composed of one or more representatives from the Advisor and RREEF. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. Rather, in determining the fair value of a security for which there are no readily available market quotations, the Advisor may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security and the recommendation of the Fund's Portfolio Manager. The Advisor and RREEF may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer. The Advisor and RREEF will attempt to obtain current information to value all fair valued securities.

With respect to private real estate debt investments, the Advisor may as needed engage and rely upon an independent third-party valuation specialist to assist in valuing such securities in certain circumstances where a market price is not readily available. The factors that may be considered with respect to the valuation of private real estate debt investments include:

●	Loan Terms and Covenants

●	Loan Duration

●	Contract (Coupon) Rate

●	Rate Structure

●	Loan-to-Value Ratio

●	Debt Service Coverage Ratio

●	Payment-in-kind information (if any)

●	Interest Amortization or Accrual Schedule

●	Prevailing interest rates

●	Potential Impairment to Underlying Asset

●	Other factors deemed applicable

All of these factors may be subject to adjustments based upon the particular circumstances of a security or the Fund's actual investment position.

The Advisor, with the assistance of RREEF or other parties, will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuations problems that have arisen, if any. To the extent deemed necessary by the Advisor, the fair value team or committee of the Board will review any securities valued by the Advisor in accordance with the Fund's valuation policies.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund's net asset value may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third party pricing service to assist it in determining the market value of securities in the Fund's portfolio. The Fund's net asset value per share is calculated, on a class-specific basis, by dividing the value of the Fund's total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund's other liabilities by the total number of shares outstanding.

For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

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Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board believes reflect most closely the value of such securities.

CONFLICTS OF INTEREST

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars", if any). RREEF has adopted policies and procedures and has structured its Portfolio Manager’s compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts. Certain conflicts of interest may arise from the Sub-Advisor’s arrangements with affiliated investment advisers. The Fund’s ability to enter into transactions with affiliates of the Advisor and/or any Sub-Advisor are limited by the 1940 Act. The Fund and the Portfolio Managers may face conflicts in the allocation of investment opportunities among the Fund and the investment funds, accounts, and investment vehicles managed by affiliates of the Advisor and/or the Sub-Advisors.

Certain conflicts of interest may arise from a Sub-Advisor's arrangements with affiliated investment advisers. The Fund's ability to enter into transactions with affiliates of the Advisor and/or any Sub-Advisor are limited by the 1940 Act. The Fund is prohibited under the 1940 Act from participating in certain transactions with affiliates without the prior approval of the Fund's independent Trustees and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of the Fund's outstanding voting securities will be an affiliate for purposes of the 1940 Act and the Fund is generally prohibited from buying or selling any security from or to such affiliate without the prior approval of the Fund's independent Trustees. The 1940 Act also prohibits certain "joint" transactions with certain of affiliates without prior approval of the Fund's independent Trustees and, in some cases, of the SEC. The Fund is prohibited from buying or selling any security from or to any person who owns more than 25% of the Fund's voting securities or certain of that person's affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC.

QUARTERLY REPURCHASES OF SHARES

Once each quarter, the Fund will offer to repurchase, at per-class net asset value no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the "Repurchase Request Deadline"). Shares will be repurchased at the per-class NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a "Repurchase Pricing Date").

Shareholders will be notified in writing about each quarterly repurchase offer, how they may request that the Fund repurchase their shares and the "Repurchase Request Deadline," which is the date the repurchase offer ends. Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. Payment pursuant to the repurchase will be made by checks to the shareholder's address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

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Determination of Repurchase Offer Amount

The Board, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (the "Repurchase Offer Amount") for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

Notice to Shareholders

No less than 21 days and more than 42 days before each Repurchase Request Deadline, the Fund shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification ("Shareholder Notification"). The Shareholder Notification will contain information shareholders should consider in deciding whether to tender their shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and identify the dates of the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the "Repurchase Payment Deadline"). The notice also will set forth the NAV that has been computed no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notification date.

Repurchase Price

The repurchase price of the shares will be the NAV of the share class as of the close of regular trading on the NYSE on the Repurchase Pricing Date. The notice of the repurchase offer also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs, and a toll-free number for information regarding the repurchase offer. You may call 1-844-819-8287 to learn the NAV.

Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline. Payment pursuant to the repurchase offer will be made by check to the shareholder's address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. Notwithstanding the foregoing, the Fund may in its sole discretion and for administrative convenience accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

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Suspension or Postponement of Repurchase Offer

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

Liquidity Requirements

The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date. The Fund will ensure that a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of cash or assets that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline, and/or that the Fund’s line of credit is available to satisfy the Repurchase Offer Amount. The Board has adopted procedures that are reasonably designed to ensure that the Fund's assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described in the previous paragraphs. If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board will take whatever action it deems appropriate to ensure compliance.

Consequences of Repurchase Offers

Repurchase offers will typically be funded from available cash or sales of portfolio securities. Payment for repurchased shares, however, may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would, thus increasing the Fund's portfolio turnover and potentially causing the Fund to realize losses. The Advisor intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund's expenses and reducing any net investment income. To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities. The sale of portfolio securities to fund repurchases also could reduce the market price of those underlying securities, which in turn would reduce the Fund's net asset value.

Repurchase of the Fund's shares will tend to reduce the amount of outstanding shares and, depending upon the Fund's investment performance, its net assets. A reduction in the Fund's net assets would increase the Fund's expense ratio, to the extent that additional shares are not sold and expenses otherwise remain the same (or increase). In addition, the repurchase of shares by the Fund will be a taxable event to shareholders.

The Fund is intended as a long-term investment. The Fund's quarterly repurchase offers are a shareholder's only means of liquidity with respect to his or her shares. Shareholders have no right to redeem Fund shares outside the regular quarterly repurchases, regardless of shareholder circumstances, and the Fund may not honor any such requests. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

DISTRIBUTION POLICY

Monthly Distribution Policy

The Fund’s distribution policy is to make monthly distributions to shareholders. The level of monthly distributions (including any return of capital) is not fixed. Such distributions are accrued daily and paid monthly and this distribution policy is subject to change. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. A return of capital is not taxable to a shareholder unless it exceeds a shareholder’s tax basis in the shares. Returns of capital reduce a shareholder’s tax cost (or “tax basis”). Once a shareholder’s tax basis is reduced to zero, any further return of capital would be taxable. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. As required under the 1940 Act, the Fund will provide a notice to shareholders at the time of distribution when such distribution does not consist solely of net income. Additionally, each distribution payment will be accompanied by a written statement which discloses the source or sources of each distribution. The IRS requires you to report these amounts, excluding returns of capital, on your income tax return for the year declared. The Fund will provide disclosures, with each distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes. An additional distribution may be made in December, and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. Distributions declared in December, if paid to shareholders by the end of January, are treated for federal income tax purposes as if received in December.

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The dividend rate may be modified by the Board from time to time. If, for any monthly distribution, investment company taxable income (which term includes net short-term capital gain), if any, and net tax-exempt income, if any, is less than the amount of the distribution, then the difference will generally be a tax-free return of capital distributed from the Fund's assets. The Fund's final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder's assets being invested in the Fund and, over time, increase the Fund's expense ratio. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested in additional shares of the Fund. See "Dividend Reinvestment Policy."

The dividend distribution described above may result in the payment of approximately the same amount or percentage to the Fund's shareholders each quarter. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from the Fund is net profit.

The Board reserves the right to change the monthly distribution policy from time to time.

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DIVIDEND REINVESTMENT POLICY

The Fund will operate under a dividend reinvestment policy administered by ALPS Fund Services, Inc. Pursuant to the policy, the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Administrator in writing at Bluerock Institutional Mortgage Income Fund, c/o ALPS, Administrator and Accounting Agent, 1290 Broadway, Suite 1100, Denver CO 80203. Such written notice must be received by the Administrator 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the dividend reinvestment policy. Under the dividend reinvestment policy, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Administrator, on the shareholder's behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund's net asset value per share.

The Administrator will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Administrator will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder's proxy, if any, will include those shares purchased pursuant to the dividend reinvestment policy. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. The Administrator will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the dividend reinvestment policy, the Administrator will administer the dividend reinvestment policy on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating under the dividend reinvestment policy.

Neither the Administrator nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant's account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "U.S. Federal Income Tax Matters."

The Fund reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, the Fund reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.

All correspondence concerning the dividend reinvestment policy should be directed to the Administrator at Bluerock Institutional Mortgage Income Fund, c/o ALPS, Administrator and Accounting Agent, 1290 Broadway, Suite 1100, Denver CO 80203. Certain transactions can be performed by calling the toll free number 1-844-819-8287.

U.S. FEDERAL INCOME TAX MATTERS

The following briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Fund's shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisors regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

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The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of the Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Internal Revenue Code of 1986, as amended, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the SAI. There may be other tax considerations applicable to particular investors such as those holding shares in a tax deferred account such as an IRA or 401(k) plan. In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements. Shareholders will not be subject to the alternative minimum tax.

The Fund intends to make distributions of investment company taxable income after payment of the Fund's operating expenses no less frequently than annually. Unless a shareholder is ineligible to participate or elects otherwise, all distributions will be automatically reinvested in additional shares of the Fund pursuant to the dividend reinvestment policy. For U.S. federal income tax purposes, all dividends are generally taxable whether a shareholder takes them in cash or they are reinvested pursuant to the policy in additional shares of the Fund. Distributions of the Fund's investment company taxable income (including short-term capital gains) will generally be treated as ordinary income to the extent of the Fund's current and accumulated earnings and profits. Distributions of the Fund's net capital gains ("capital gain dividends"), if any, are taxable to shareholders as capital gains, regardless of the length of time shares have been held by shareholders. Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder of the Fund (assuming the shares are held as a capital asset). A corporation that owns Fund shares generally will not be entitled to the dividends received deduction with respect to all of the dividends it receives from the Fund. Fund dividend payments that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction. There can be no assurance as to what portion of Fund dividend payments may be classified as qualifying dividends. The determination of the character for U.S. federal income tax purposes of any distribution from the Fund (i.e. ordinary income dividends, capital gains dividends, qualified dividends or return of capital distributions) will be made as of the end of the Fund's taxable year. Generally, no later than 60 days after the close of its taxable year, the Fund will provide shareholders with a written notice designating the amount of any capital gain distributions and any other distributions.

The Fund will inform its shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on September 11, 2015. The Trustees have authorized an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders.

The Amended and Restated Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. The Fund offers four classes of shares: Class A, Class C, Class I, and Class L shares. Class A, Class C, and Class L shares each by a different prospectus. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses”. Certain share class details are set forth in “Plan of Distribution”.

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The following table shows the amounts of Fund Shares that have been authorized and are outstanding as of the date of this Prospectus:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Shown Under (3)
Shares of Beneficial Interest	Unlimited	None	[ ____]

Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to accrue dividend distributions daily and make payment to its shareholders no less frequently than monthly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the same class of the Fund. See "Dividend Reinvestment Policy." The 1940 Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund's shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates. However, upon written request to the Fund's Transfer Agent, a share certificate may be issued at the Fund's discretion for any or all of the full shares credited to an investor's account. Share certificates that have been issued to an investor may be returned at any time. The Fund's Transfer Agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. The Fund's Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Other Classes of Shares. The Fund offers Class A, Class C, and Class L shares each by a different prospectus. Class A, Class C, and Class L shares each have different investment minimums, and are subject to sales charges (Class A and Class L shares) and distribution and/or shareholder servicing fee (Class C and Class L shares).

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Amended and Restated Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board, and could have the effect of depriving the Fund's shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund's asset, or liquidation. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

PLAN OF DISTRIBUTION

ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Fund's principal underwriter and acts as the distributor of the Fund's shares on a best efforts basis, subject to various conditions. The Fund's shares are offered for sale through the Distributor at net asset value. The Distributor also may enter into selected dealer agreements with other broker dealers for the sale and distribution of the Fund's shares, including with affiliates of the Advisor. In reliance on Rule 415, the Fund intends to offer to sell up to $[____] of its shares, on a continual basis, through the Distributor. No arrangement has been made to place funds received in an escrow, trust or similar account. The Distributor is not required to sell any specific number or dollar amount of the Fund's shares, but will use its reasonable efforts to sell the shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares. Class I shares are not currently subject to a Distribution Fee.

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The Distributor has entered into a “wholesaling” agreement with Bluerock Capital Markets, LLC (“BCM”), a registered broker-dealer and an affiliate of the Advisor. Pursuant to the terms of the wholesaling agreement, BCM will seek to market and otherwise promote the Fund through various “wholesale” distribution channels, including regional and independent retail broker-dealers.

The Advisor or its affiliates, in the Advisor’s discretion and from their own resources, may pay additional compensation to brokers or dealers in connection with the sale and distribution of Fund shares (the "Additional Compensation"). In return for the Additional Compensation, the Fund may receive certain marketing advantages including access to a broker's or dealer's registered representatives, placement on a list of investment options offered by a broker or dealer, or the ability to assist in training and educating the broker's or dealer's registered representatives. The Additional Compensation may differ among brokers or dealers in amount or in the manner of calculation and payments of Additional Compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the broker or dealer, or determined in some other manner. The receipt of Additional Compensation by a selling broker or dealer may create potential conflicts of interest between an investor and its broker or dealer who is recommending the Fund over other potential investments. Additionally, the Fund may pay a servicing fee to the selected securities dealers and other financial industry professionals for providing ongoing broker-dealer services in respect of shareholders of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request.

The Fund and the Advisor have agreed to indemnify the Distributor against certain liabilities, including liabilities under the Securities Act of 1933, or to contribute to payments the Distributor may be required to make because of any of those liabilities. Such agreement does not include indemnification of the Distributor against liability resulting from willful misfeasance, bad faith or gross negligence on the part of the Distributor in the performance of its duties or from reckless disregard by the Distributor of its obligations and duties under the Distribution Agreement. The Distributor may, from time to time, engage in transactions with or perform services for the Advisor and its affiliates in the ordinary course of business.

Prior to the initial public offering of shares, the Advisor purchased shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

Purchasing Shares

Investors may purchase shares directly from the Fund in accordance with the instructions below. Investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by DST Systems, Inc., the Fund’s Transfer Agent. The returned check and stop payment fee is currently $25. Investors may buy and sell shares of the Fund through financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, "Financial Intermediaries"). Orders will be priced at the appropriate price next computed after it is received by a Financial Intermediary and accepted by the Fund. A Financial Intermediary may hold shares in an omnibus account in the Financial Intermediary's name or the Financial Intermediary may maintain individual ownership records. The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide in connection with processing your transaction order or maintaining an investor's account with them. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements. Financial Intermediaries are responsible for placing orders correctly and promptly with the Fund, forwarding payment promptly. Orders transmitted with a Financial Intermediary before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, will be priced based on the Fund's NAV next computed after it is received by the Financial Intermediary.

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By Mail

To make an initial purchase by mail, complete an account application and mail the application, together with a check made payable to the Fund to:

Bluerock Institutional Mortgage Income Fund
c/o DST Systems, Inc.

PO Box 219169

Kansas City, MO 64121

All checks must be in US Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier's checks in amounts of less than $10,000. To prevent check fraud, the Fund will neither accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares, nor post-dated checks, post-dated on-line bill pay checks, or any conditional purchase order or payment.

The Transfer Agent will charge a $25 fee against an investor's account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

By Wire — Initial Investment

To make an initial investment in the Fund, the Transfer Agent must receive a completed account application before an investor wires funds. Investors may mail or overnight deliver an account application to the Transfer Agent. Upon receipt of the completed account application, the Transfer Agent will establish an account. The account number assigned will be required as part of the instruction that should be provided to an investor's bank to send the wire. An investor's bank must include both the name of the Fund, the account number, and the investor's name so that monies can be correctly applied. If you wish to wire money to make an investment in the Fund, please call the Fund at 1-844-819-8287 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds. The bank should transmit funds by wire to:

ABA #: (number provided by calling toll-free number above)
Credit: DST Systems, Inc.
Account #: (number provided by calling toll-free number above)
Further Credit:
Bluerock Institutional Mortgage Income Fund
(shareholder registration)
(shareholder account number)

By Wire — Subsequent Investments

Before sending a wire, investors must contact DST Systems, Inc. to advise them of the intent to wire funds. This will ensure prompt and accurate credit upon receipt of the wire. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund, and its agents, including the Transfer Agent and custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Automatic Investment Plan — Subsequent Investments

You may participate in the Fund's Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $10,000 on specified days of each month into your established Fund account. Please contact the Fund at 1-844-819-8287 for more information about the Fund's Automatic Investment Plan.

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By Telephone

Investors may purchase additional shares of the Fund by calling 1-844-819-8287. If an investor elected this option on the account application, and the account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. Banking information must be established on the account prior to making a purchase. Orders for shares received prior to 4 p.m. Eastern time will be purchased at the appropriate price calculated on that day.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

In compliance with the USA Patriot Act of 2001, the Transfer Agent will verify certain information on each account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, investors must supply full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Investors may call the Transfer Agent at 1-844-819-8287 for additional assistance when completing an application.

If the Administrator does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund also may reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Share Class Considerations

When selecting a share class, you should consider the following:

●	which share classes are available to you;

●	the amount you intend to invest;

●	how long you expect to own the shares; and

●	total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Class I Shares

Class I shares will be sold at the prevailing NAV per Class I share and are not subject to any upfront sales charge. The Class I shares are not subject to a Distribution Fee, shareholder servicing fees, or early withdrawal charges. Class I shares may only be available through certain financial intermediaries. Because the Class I shares of the Fund are sold at the prevailing NAV per Class I share without an upfront sales charge, the entire amount of your purchase is invested immediately. However, for all accounts, Class I shares require a minimum investment of $1,000,000, while subsequent investments may be made with any amount.

Shareholder Service Expenses

Class I shares are not subject to shareholder servicing expenses.

Distribution Plan

Class I shares are not subject to a Distribution Fee.

LEGAL MATTERS

Certain legal matters in connection with the shares will be passed upon for the Fund by Thompson Hine, LLP 41 South High Street, Suite 1700, Columbus, Ohio 43215-6101.

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REPORTS TO SHAREHOLDERS

The Fund sends to its shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate annual and semi-annual reports by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household. A shareholder must call 1-844-819-8287 to discontinue householding and request individual copies of these documents. Once the Fund receives notice to stop householding, individual copies will be sent beginning thirty days after receiving your request. This policy does not apply to account statements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

RSM US LLP is the independent registered public accounting firm for the Fund and audits the Fund's financial statements. RSM US LLP is located at 555 Seventeenth Street, Suite 1000, Denver, CO 80202.

ADDITIONAL INFORMATION

The Prospectus and the SAI do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC (file No. 333-206988). The complete Registration Statement may be obtained from the SEC at www.sec.gov. See the cover page of this prospectus for information about how to obtain a paper copy of the Registration SAI without charge.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Investment Objective and Policies
Repurchases and Transfers of Shares
Management of the Fund
Codes of Ethics
Proxy Voting Policies and Procedures
Control Persons and Principal Holders
Investment Advisory and Other Services
Portfolio Manager
Allocation of Brokerage
Tax Status
Other Information
Independent Registered Public Accounting Firm
Financial Statements

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NOTICE OF PRIVACY POLICY & PRACTICES

Rev. February 2018

PRIVACY NOTICE

FACTS	WHAT DOES THE BLUEROCK INSTITUTIONAL MORTGAGE INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■	Social Security number	■	Purchase History
	■	Assets	■	Account Balances
	■	Retirement Assets	■	Account Transactions
	■	Transaction History	■	Wire Transfer Instructions
	■	Checking Account Information
When you are no longer our customer, we may continue to share your personal information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Bluerock Institutional Mortgage Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Bluerock Institutional Mortgage Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-844-819-8287

Who we are
Who is providing this notice?	Bluerock Institutional Mortgage Income Fund

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What we do
How does Bluerock Institutional Mortgage Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Bluerock Institutional Mortgage Income Fund collect my personal information?

We collect your personal information, for example, when you

■   Open an account

■   Provide account information

■   Give us your contact information

■   Make deposits or withdrawals from your account

■   Make a wire transfer

■   Tell us where to send the money

■   Tells us who receives the money

■   Show your government-issued ID

■   Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

■   Sharing for affiliates' everyday business purposes – information about your creditworthiness

■   Affiliates from using your information to market to you

■   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Bluerock Institutional Mortgage Income Fund does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

■   Bluerock Institutional Mortgage Income Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Bluerock Institutional Mortgage Income Fund doesn’t jointly market.

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BLUEROCK INSTITUTIONAL MORTGAGE INCOME FUND

Class I Shares ([___]) of Beneficial Interest

 PROSPECTUS

[______], 2018

Investment Advisor

Bluerock Credit Fund Advisor, LLC

Sub-Advisors

RREEF America L.L.C.

Mercer Investment Management, Inc.

All dealers that buy, sell or trade the Fund's shares, whether or not participating in this offering, may be required to deliver a prospectus when acting on behalf of the Fund's Distributor.

You should rely only on the information contained in or incorporated by reference into this prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

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SUBJECT TO COMPLETION PRELIMINARY PROSPECTUS DATED [______ __], 2018

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

PROSPECTUS

[____], 2018

 Bluerock Institutional Mortgage Income Fund

Class L Shares ([___]) of Beneficial Interest

The Bluerock Institutional Mortgage Income Fund (the "Fund") is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund.

Investment Objective. The Fund’s primary investment objective is to generate attractive, long-term risk-adjusted returns, with an emphasis on current income with lower volatility and lower correlation to the broader markets.

Summary of Investment Strategy. The Fund pursues its investment objective by investing in institutional private debt investments consisting of secured first and second mortgage loans, secured mezzanine loans, secured construction or transitional loans, and preferred equity investments, and in public real estate-related debt instruments and securities. The Fund intends to invest in institutional debt secured by high quality, desirable properties sponsored by experienced, financially sound borrowers, and located primarily in major and select regional markets within the United States. The Fund will seek to build a diversified portfolio of real estate debt investments based on property type, geography, sponsorship, lifecycle and capital structure.

Because the Fund is newly organized, its shares have no pricing or performance history. For the reasons set forth below, an investment in the Fund’s shares is not suitable for investors who cannot tolerate risk of loss or who require liquidity, other than liquidity provided through the Fund’s repurchase policy:

●	Pursuant to the U.S. Securities and Exchange Commission ("SEC") rules and regulations, shares of the Fund will not be listed on any securities exchange or any secondary market, which makes them inherently illiquid.
●	Shares of the Fund are not redeemable, but shall be subject to the repurchase offer provisions set forth below.
●	Although the Fund will offer to repurchase at least 5% of each shareholder’s shares on a quarterly basis in accordance with the Fund’s repurchase policy, the Fund will not be required to repurchase shares at a shareholder’s option nor will shares be exchangeable for units, interests or shares of any other security.
●	The Fund is not required to extend, and shareholders should not expect the Fund’s Board of Trustees (the "Board" or the "Trustees") to authorize, repurchase offers in excess of 5% of outstanding shares per quarter.
●	Regardless of how the Fund performs, an investor may not be able to sell or otherwise liquidate his or her shares whenever such investor would prefer and will be significantly limited in his or her ability to reduce his or her exposure on any market downturn.

Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus concisely provides you the information that a prospective investor should know about the Fund before investing in the shares of the Fund that are being offered through this prospectus. You are advised to read this prospectus carefully and to retain it for future reference. Additional information about the Fund, including the Fund’s Statement of Additional Information ("SAI"), dated [ _________, 2018], has been filed with the SEC. Information regarding the Fund is available on the SEC’s website at http://www.sec.gov, including the SAI. The address of the SEC’s website is provided solely for the information of prospective shareholders and is not intended to be an active link. The table of contents of the SAI appears on page [39] of this prospectus. The SAI is incorporated by reference into this prospectus (legally made a part of this prospectus). The SAI, Fund annual and semi-annual reports and other information and shareholder inquiries regarding the Fund are available free of charge and may be requested by writing the Fund at c/o DST Systems PO Box 218445 Kansas City, MO 64121-9445 (the "Transfer Agent"), by calling the Transfer Agent toll-free at 1-844-819-8287, or by visiting the Fund’s website at http://www.bluerockfunds.com.

The Advisor. The Fund’s investment advisor is Bluerock Credit Fund Advisor, LLC (the "Advisor"), an adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

The Sub-Advisors. The Advisor has engaged RREEF America L.L.C. ("RREEF") and Mercer Investment Management, Inc. ("Mercer") (each a "Sub-Advisor" and collectively, the "Sub-Advisors") both SEC registered investment advisers under the Advisers Act, to provide services for investment management of the Fund’s portfolio. RREEF was founded in 1975 and is one of the largest real estate investment managers serving institutional investors globally with more than 400 professionals and staff located in 27 locations around the world with over $57 billion in assets under management as of September 30, 2017. Mercer is a leading global institutional investment advisor serving sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations for more than 40 years and, together with its global investment management affiliates, has over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement as of June 30, 2017.

Securities Offered. The Fund engages in a continuous offering of classes of shares of beneficial interest of the Fund, including Class L shares offered by this prospectus. The Fund has registered 20,000,000 shares, and is authorized as a Delaware statutory trust to issue an unlimited number of shares. The Fund is offering to sell, through its principal underwriter, ALPS Distributors, Inc. (the "Distributor") on a continual basis under the terms of this prospectus, 20,000,000 shares of beneficial interest at net asset value ("NAV") per share of the relevant share class, plus any applicable sales load. The initial NAV is $25.00 per Class L share. The Class L shares are subject to a maximum sales charge of 4.25%. The Fund also offers Class A, Class C and Class I shares, each by a separate prospectus. The minimum initial investment by a shareholder for Class L shares is $2,500 for regular accounts and $1,000 for retirement plan accounts and a minimum subsequent investment of at least $100 for regular accounts and $50 for retirement plan accounts. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use best efforts to sell the shares. Monies received will be invested promptly and no arrangements have been made to place such monies in an escrow, trust or similar account. See "Plan of Distribution."

The Fund’s shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s shares, liquidity for the Fund’s shares will be provided only through quarterly repurchase offers for no less than 5% of the Fund’s shares and there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. Investing in the Fund’s shares involves substantial risks, including the risks set forth in the "Risk Factors" section of this prospectus.

PROSPECTUS SUMMARY
SUMMARY OF FUND EXPENSES
FINANCIAL HIGHLIGHTS
USE OF PROCEEDS
THE FUND
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES
RISK FACTORS
MANAGEMENT OF THE FUND
DETERMINATION OF NET ASSET VALUE
CONFLICTS OF INTEREST
QUARTERLY REPURCHASE OF SHARES
DISTRIBUTION POLICY
DIVIDEND REINVESTMENT POLICY
U.S. FEDERAL INCOME TAX MATTERS
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
ANTI-TAKEOVER PROVISIONS IN DECLARATION OF TRUST
PLAN OF DISTRIBUTION
LEGAL MATTERS
REPORTS TO SHAREHOLDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ADDITIONAL INFORMATION
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
NOTICE OF PRIVACY POLICY & PRACTICES

PROSPECTUS SUMMARY

This summary does not contain all of the information that you should consider before investing in the shares. You should review the more detailed information contained or incorporated by reference in this prospectus and in the SAI, particularly the information set forth below under the heading "Risk Factors."

The Fund

Bluerock Institutional Mortgage Income Fund is a continuously offered, non-diversified, closed-end management investment company. See "The Fund." The Fund is an interval fund that provides investor liquidity by offering to make quarterly repurchases of each class of shares at that class of shares’ net asset value, which will be calculated on a daily basis. See "Quarterly Repurchases of Shares" and "Determination of Net Asset Value."

Investment Objective, Strategy and Policies

The Fund’s investment objective is to generate attractive, long-term risk-adjusted returns, with an emphasis on current income with lower volatility and lower correlation to the broader markets.

The Fund pursues its investment objective by investing primarily in a portfolio of institutional private and public real estate-related debt instruments and securities.

●	Private Real Estate Debt – The private real estate debt investments are expected to consist of secured first mortgage loans, secured second mortgage loans, secured mezzanine loans, secured construction or transitional loans, and preferred equity investments.

●	Public Real Estate Debt - The public real estate debt investments are expected to consist of mortgage backed securities (MBS), mortgage real estate investment trusts (Mortgage REITs), collateralized loan obligations (CLOs), and other commercial real estate (CRE) backed debt securities.

The Fund intends to originate or acquire investments generally secured by high quality, desirable properties sponsored by experienced, financially sound borrowers, and located primarily in major and select regional markets within the United States.

The Fund will seek to build a diversified portfolio of real estate debt investments based on property type, geography, sponsorship, lifecycle and capital structure. The Fund’s investments will focus on property types such as office, retail, industrial and multi-family, but may also include other property types located primarily within the United States generally in major and select regional markets.

The Fund may invest in real estate debt instruments and securities of any duration, maturity or structure, and the amount of the invested debt as a percentage of a particular property’s stabilized value (commonly known as the "loan to value ratio") will generally range from 50% to 80%.

By investing in the Fund, the Advisor expects that the shareholders may realize the following potential benefits:

●	Access to Attractive Risk-Adjusted Returns from Institutional Private Real Estate Debt Investments – The Fund enables investors to invest in institutional real estate private debt investments that may not otherwise be available to the typical retail investor due to the institutional focus of the Sub-Advisors. The Fund invests in institutional real estate private debt investments that offer attractive risk-return performance, with downside protection due to the value of the underlying real estate as collateral, and the availability of a an equity cushion. In addition, many of the private real estate debt investments in which the Fund invests are typically intended for large, institutional investors due to the large minimum investment size, which would limit the ability of individual, non-institutional investors to participate in such investments.

●	Access to Relationship-based Deal Flow and Directly Originated Debt – The Fund will have access to the Americas Real Estate Division of Deutsche Asset Management's substantial direct, long-standing relationships across the real estate industry including borrowers, brokers, financial institutions, lenders and other market participants, and the Americas Real Estate Division of Deutsche Asset Management. This comprehensive access to sourcing may offer strategic benefits, including a more efficient deployment of capital and the potential to identify investment opportunities before they are broadly marketed, enabling the Fund to deliver attractive yields to investors.

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●	Access to RREEF’s Substantial Platform and Resources – The Fund will have access to the Americas Real Estate Division of Deutsche Asset established underwriting and structuring capabilities to execute its investment strategy, and to its substantial real estate platform, providing the Fund access to market data on a scale not available to many competitors. RREEF was founded in 1975 and is one of the largest real estate investment managers globally with more than 400 professionals and staff located in 27 locations around the world and over $57 billion in assets under management as of September 30, 2017.

●	Access to Mercer’s Platform and Proprietary Intellectual Capital. The Fund will have access to Mercer’s proprietary intellectual capital, ongoing research, opinions and market data to assist the Advisor in setting strategy and portfolio planning to optimize risk-adjusted returns. Mercer is a leading global institutional investment advisor serving sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations for than 40 years, and, together with its global investment management affiliates, has over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement as of June 30, 2017.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in both private and public real estate-related debt instruments and securities secured by real estate ("Mortgages"). The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests. The Fund is deemed to concentrate its investments in the real estate industry because, under normal circumstances, it invests over 25% of its assets in real estate-related investments. The Fund’s 80% investment policy may be changed upon 60 days’ advance notice to shareholders. The Fund’s concentration policy is fundamental and may not be changed without shareholder approval. The Fund’s SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading "Investment Objective, Strategies and Policies."

Investment Advisor

Bluerock Credit Fund Advisor, LLC was formed on November 30, 2017 and is registered with the SEC as an investment adviser. The Advisor is a subsidiary of Bluerock Asset Management, LLC ("BAM"); BAM’s Managing Member is Bluerock Real Estate Holdings, LLC. Bluerock Real Estate Holdings, LLC and its affiliates ("Bluerock") and principals manage over $4 billion in assets under management and have collectively sponsored or structured real estate transactions totaling approximately 35 million square feet and with approximately $10 billion in value.

Sub-Advisors

The Sub-Advisors are engaged by the Advisor and will be paid solely by the Advisor from its Advisory Fee. Shareholders do not pay any Sub-Advisor directly.

The Advisor has engaged RREEF, an investment adviser registered with the SEC under the Advisers Act, as a Sub-Advisor to provide investment management of the Fund’s portfolio. RREEF serves investors and has over $57 billion in assets under management (as of September 30, 2017). RREEF, is a division of Deutsche Asset Management, one of the world’s leading investment management organizations, with over $800 billion in assets under management.

The Advisor has additionally engaged Mercer, also an SEC registered adviser, to provide sub-advisory services to the Fund. Mercer has been involved in a rigorous selection process leading to the selection of RREEF as a sub-advisor, and will assist the Advisor with research, strategy and portfolio planning for the Fund. Mercer, together with its global investment management affiliates, has over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement (as of June 30, 2017).

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Advisor Fees and Expenses

The Advisor is entitled to receive a monthly fee at the annual rate of 1.85% of the Fund’s daily net assets. The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Advisor has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering and organizational expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that such expenses exceed 2.85% per annum of the Fund’s average daily net assets (the "Expense Limitation") attributable to Class L shares. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date which they were incurred; and (2) the reimbursement may not be made if it would cause the current, or then in effect Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect at least until January 31, 2020, unless and until the Board approves its modification or termination. After January 31, 2020, the Expense Limitation Agreement may be renewed at the Advisor’s and Board’s discretion. See "Management of the Fund."

Administrator, Accounting Agent and Transfer Agent

ALPS Fund Services, Inc. (the "Administrator") serves as the Fund’s administrator and accounting agent. DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent of the Fund. See "Management of the Fund."

Distribution Fees

Class L shares are subject to a monthly Distribution Fee, which will accrue at an annual rate equal to 0.25% of the average daily net assets of the Fund. See "Plan of Distribution."

Closed-End Fund Structure

Closed-end funds differ from open-end mutual funds in that closed-end funds do not typically redeem their shares at the option of the shareholder. Closed-end fund shares typically trade in the secondary market via a stock exchange. However, unlike other closed-end funds, the Fund is an "interval" fund whose shares will not be listed on a stock exchange and therefore will not have a secondary market. Instead, the Fund will provide limited liquidity to shareholders by offering to repurchase a limited amount of the Fund’s shares (at least 5%) quarterly, which is discussed in more detail below. The Fund is subject to continuous asset in-flows, but not continuous out-flows.

Share Classes

The Fund offers four classes of shares: Class A, Class C, Class I, and Class L shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the sales loads, purchase restrictions, and ongoing fees and expenses for each share class are different. The loads, fees and expenses for the Fund are set forth in "Summary of Fund Expenses." If an investor has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary may help determine which share class is appropriate for that investor. When selecting a share class, you should consider which share classes are available to you, how much you intend to invest, how long you expect to own shares, and the total costs and expenses associated with a particular share class. The Fund offers Class A, Class C, and Class I shares each by a separate prospectus.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Repurchases of Shares

The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at net asset value, of no less than 5% of the Fund’s shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. See "Quarterly Repurchases of Shares."

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Investor Suitability

An investment in the Fund involves a considerable amount of risk. It is possible that you will lose some or all of your money invested. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund should not be viewed as a complete investment program.

Summary of Risks

Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Before investing you should consider carefully the risks that you assume when you invest in the Fund’s shares. See "Risk Factors."

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. The value of Fund investments, like other market investments, may move up or down, sometimes rapidly and unpredictably, which will subject shareholders to risk. The value of your shares in the Fund at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Concentration Risk. Because the Fund will concentrate its investments in the real estate industry, the Fund will be subject to greater volatility risk than a fund that is not concentrated in a single industry. The Fund’s real estate-related investments may also be concentrated in regions or states, which exposes the Fund to region- or state-specific economic risks.

Real Estate Industry Risk. The Fund expects to invest substantially all of its assets in real estate-related debt instruments and securities, primarily in connection with real estate located within the United States. Therefore, the performance of its portfolio will be significantly impacted by the performance of the U.S. real estate market in general. Real estate market performance is affected by a wide variety of factors, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in operating expenses including property taxes; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) regional variations in rental income, property values and demand trends on the part of tenants; (viii) the availability of financing, (ix) changes in interest rates and (x) changes in availability of leverage on loans for or secured by real estate. Changes in federal tax laws may have a significant impact on the U.S. real estate industry in general, particularly in the geographic markets targeted by Fund investments.

Management Risk. Investments decisions regarding the relative attractiveness, value and potential appreciation of and returns on a particular investment, or allocation decisions with respect to the Fund’s portfolio, may prove to be incorrect, may not produce the desired results and/or may result in losses to the Fund and its shareholders.

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Debt Securities and Interest Rate Risks. Because the Fund invests primarily in debt instruments and securities, the value of your investment in the Fund may fluctuate with changes in interest rates. Typically, a rise in market interest rates will cause a decline in the value of fixed rate or other debt instruments. For more than the past five years, market interest rates have been at historically low levels, both in the United States and globally. It is difficult if not impossible to forecast future interest rates, but given their recent, historically low levels, there is a heightened risk that they may increase, perhaps substantially and perhaps in the near future. If market interest rates increase, there is a significant risk that the value of the Fund’s investment in fixed rate real estate debt securities may fall, and that it may be more difficult for the Fund to raise capital. Related risks include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Secured Debt Risk. Secured debt including Mortgages typically will be secured by pledges of collateral from the borrower in the form of tangible assets, including real estate. Secured debt holds the most senior position in the capital structure of a borrower. Secured debt in most circumstances is fully collateralized by assets of the borrower. Thus, it is repaid before unsecured debt. Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. Moreover, the security for the Fund’s secured debt investments may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

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Credit Risk; Junior Tranches. It is possible that the Fund’s borrowers or issuers may not make scheduled interest and/or principal payments on their loans and/or debt securities, which may result in losses or reduced cash flow to the Fund, either or both of which may cause the Net Asset Value (NAV) of, or the distributions by, the Fund to decrease. In addition, the credit quality of securities held by the Fund may fall if an issuer’s financial condition deteriorates. This also may negatively impact the value of and the Fund’s returns on its investment in such securities. Also, the Fund expects to allocate a portion of its assets to investments in junior tranches of debt, such as subordinated notes (sometimes generically referred to as "B Notes") and mezzanine loans. Generally speaking, such junior level investments are riskier and therefore subject to a higher level of risk of non-payment or default, even if the more senior levels of debt related to such investment are performing according to their terms. Thus, the Fund’s investments in junior tranches of debt will be subject to amplified credit risks.

Prepayment Risk. Debt securities may be subject to prepayment risk because borrowers are typically able to repay their debt obligations prior to maturity principal. Consequently, a debt security’s maturity may be longer or shorter than anticipated. When interest rates fall, debt obligations tend to be refinanced or otherwise paid off more quickly than originally anticipated. If that occurs with respect to the Fund’s investments, the Fund may have to invest the prepaid proceeds in securities with lower yields. When interest rates rise, obligations will tend to be paid off by the obligor more slowly than anticipated, preventing the Fund from reinvesting at higher comparable or yields. For certain investments, lower-than-expected prepayment rates may expose investments in the junior tranches of MBS, CLOs or other CREs to credit risks for longer periods of time.

Direct Lending Risk. To the extent the Fund is the sole lender in privately offered debt, it may be solely responsible for the expense of servicing that debt, including, if necessary, taking legal actions to foreclose on any security instrument or securing the debt (e.g., the mortgage or, in the case of a mezzanine loan, the pledge). This may increase the risk and expense to the Fund compared to syndicated or publicly offered debt.

Direct Origination Risk. A portion of the Fund’s investments may be originated through co-investments. The results of the Fund’s operations depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions.

Conflicts of Interest Related to Direct Origination. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund is not permitted to engage in related party transactions with its affiliates. As such, to address these risks, the Fund has implemented certain written policies and procedures to ensure the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act, and address potential conflicts of interest

MBS Risk. When the Fund invests in mortgaged-backed securities (MBS), the Fund may be subject to a heightened level of structure/default risk. For example, if an underlying MBS borrower is unable to fully support all of its interest or principal payment obligations, the assets backing those securities may not be sufficient to support payments on all tranches of the MBS securities attributed to that borrower. Accordingly, investments by the Fund in junior tranches of MBS will be subject to a higher risk of default than investments in more senior tranches.

Mortgage REIT Risk. Mortgage real estate investment trusts (REITs) are exposed to risks specific to the real estate market, including, among others, credit risk, prepayment risk, interest rate risk and leverage risk. Additionally, the value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

CLO Risk. Collateralized Loan Obligations (CLO) are securities backed by an underlying portfolio of debt obligations. CLOs issue classes or "tranches" that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk.

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Defaulted Securities Risk. Loans in which the Fund invests, including mortgage loans in which the Fund invests through MBS or other structured debt, may fall into default. Defaulted loans/securities provide less liquidity to the Fund than performing loans and, for extended periods of time, may have a limited or no secondary market. Defaulted loans/securities may have low recovery values and borrowers or issuers in default of their debt obligations may seek bankruptcy protection, which may hinder or delay resolution of the Fund’s collection efforts.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in an issuer’s capital structure, limited liquidity, limited voting rights and special redemption rights. Securities with longer maturities tend to be more sensitive to interest rate changes. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, holders of debt are generally paid before the holders of preferred securities.

Issuer/Borrower Risk. The Fund’s investments in debt securities issued by a specific issuer or invested in project-specific direct loans may perform differently than the performance of credit markets in general, and therefore may be more volatile. Issuer-specific risks may include: the risk of poor management performance, excessive financial leverage, and reduced demand for the issuer’s properties and/or services. A substantial portion of the Fund’s assets are expected to be invested in project-specific direct loans. Typically, direct loans are secured only by the underlying project and are not secured or collateralized by securities or principal repayment guaranties issued by the borrower’s parent company. Project-specific borrowers, as compared to corporate borrowers, may be more likely to suffer abrupt financial reversals due to (i) adverse changes in their project’s local market conditions (ii) inadequate capitalization and/or access to working capital financing or (iii) lack of access to refinancing or other credit lines. Additionally, in direct lending, borrowers experiencing financial difficulties could seek bankruptcy protection, which may limit or delay the Fund’s ability to obtain judgment or collect on defaulted loans. Compared to investments in debt securities issued by large capitalization companies, the Fund’s investments in project-specific loans are more likely to experience greater changes in market value, and greater potential for losses.

Correlation Risk. Pursuant to the Fund’s investment objective, the Fund seeks to produce returns with lower correlation to the broader financial markets. There is no guaranty that the Fund will succeed in achieving its investment objective or that the Fund will outperform the broader financial markets.

Liquidity Risk – Quarterly Repurchases. The Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the Fund’s shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers, for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that all shareholders seeking liquidity will be able to sell all of the shares that they desire to sell in a quarterly repurchase offer.

Liquidity Risk – Underlying Investments. The Fund’s investments, such as in private debt funds or whole loans, are subject to liquidity risk. This liquidity risk exists because particular investments of the Fund may be difficult to sell, possibly preventing the Fund from selling them at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices, in order to satisfy its 5% quarterly repurchase obligations.

Leveraging Risk. The Fund is authorized to use leverage for investment purposes and to satisfy redemption requests. The use of leverage will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments.

Repurchase Policy Risk. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings early or at inopportune times, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income.

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Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Distribution Policy Risk. The Fund’s distribution policy is not designed to generate, and is not expected to result in, distributions to investors that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital prior to commencing operations. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. Therefore, an inability to raise substantial capital may significantly adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its ability to comply with regulatory requirements. Further, if the Fund fails to achieve its estimated size and the Expense Limitation is not renewed, future expenses will be higher than expected.

No Operating History. The Fund is a closed-end investment company with no history of operations for potential investors to review. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.

U.S. Federal Income Tax Matters

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to so qualify, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies the applicable distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements. See "U.S. Federal Income Tax Matters."

Distribution Policy

The Fund’s distribution policy is to accrue dividends daily (Saturdays, Sundays and holidays included) and to distribute as of the last business day of each month. This distribution policy is subject to change. The level of monthly distributions (including any return of capital) is not fixed and all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit.

Unless a shareholder elects otherwise, the shareholder’s distributions will be reinvested in additional shares of the same class under the Fund’s dividend reinvestment policy. Shareholders who elect not to participate in the Fund’s dividend reinvestment policy will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). Distributions are made at the class level, so they may vary from class to class within the Fund. See "Dividend Reinvestment Policy."

Custodian

UMB Bank, N.A ("Custodian"), with principal offices at 1010 Grand Boulevard, Kansas City, Missouri 64106, serves as the Fund’s custodian. See "Management of the Fund."

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SUMMARY OF FUND EXPENSES

Shareholder Transaction Expenses	Class L
Maximum Sales Load (as a percent of offering price)	4.25%
Early Withdrawal Charges on Shares Repurchased Less Than 365 Days After Purchase (as a percent of original purchase price)	None
Annual Expenses (as a percentage of average net assets attributable to shares)
Management Fees	[1.85]%
Other Expenses [1]	[ ]%
Shareholder Servicing Expenses	0.25%
Distribution Fee	0.25%
Remaining Other Expenses	[ ]%
Acquired Fund Fees and Expenses [1,2]	[ ]%
Total Annual Expenses [1]	[ ]%
Fee Waiver and Reimbursement [1,3]	[ ]%
Total Annual Expenses (after fee waiver and reimbursement) [1]	[ ]%

1.	Estimated for the current fiscal year.
2.	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These indirect costs may include performance fees paid to the acquired fund’s advisor or its affiliates. It does not include brokerage or transaction costs incurred by the acquired funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
3.	The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including offering and organizational expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent that they exceed 2.85% per annum of the Fund’s average daily net assets attributable to Class L shares. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time the expenses were waived or absorbed to be exceeded. The Expense Limitation Agreement will remain in effect at least until January 31, 2020, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund’s Board of Trustees. See "Management of the Fund."

The above Summary of Fund Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about management fees, fee waivers and other expenses is available in Management of the Fund starting on page [__] of this prospectus.

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return (the Example assumes the Fund’s Expense Limitation Agreement will remain in effect through January, 2020):

Share Class	1 Year	3 Years
Class L Shares

Shareholders who choose to participate in repurchase offers by the Fund will not incur a repurchase fee, unless the repurchase is less than 365 days after purchase. However, if shareholders request repurchase proceeds be paid by wire transfer, such shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by the Administrator, currently $15. The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

FINANCIAL HIGHLIGHTS

Because the Fund is newly formed and has no performance history as of the date of this Prospectus, a financial highlights table for the Fund has not been included in this Prospectus.

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USE OF PROCEEDS

The net proceeds of the Fund’s continuous offering of shares, after payment of the sales load (if applicable) and other associated expenses, will be invested in accordance with the Fund’s investment objective and policies (as stated below) as soon as practicable after receipt. The Fund pays organizational costs and its offering expenses incurred with respect to its initial and continuous offering. Pending investment of the net proceeds in accordance with the Fund’s investment objective and policies, the Fund will invest in money market or short-term fixed-income mutual funds. Investors should expect, therefore, that before the Fund has fully invested the proceeds of the offering in accordance with its investment objective and policies, the Fund’s assets would earn interest income at a modest rate. While the Fund does not anticipate a delay in the investment of net proceeds from investors, the Fund will seek shareholder approval if the net proceeds are not invested within six months of the Fund’s initial offering in accordance with the rules under the 1940 Act.

THE FUND

The Fund is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 11, 2015. The Fund’s principal office is located at 712 Fifth Avenue, 9th Floor, New York, NY 10019, and its telephone number is (212) 843-1601.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund’s investment objective is to generate attractive, long-term risk-adjusted returns, with an emphasis on current income with lower volatility and lower correlation to the broader markets.

The Fund intends to invest in debt secured by high quality, desirable properties sponsored by experienced, financially sound borrowers, and located primarily in major and select regional markets within the United States. The Fund will seek to build a diversified portfolio of public and private real estate debt investments based on property type, geography, sponsorship, lifecycle and capital structure. The Fund pursues its investment objective by investing primarily in a portfolio of institutional private and public debt secured by real estate, as defined below:

●	Private Real Estate Debt Investments – The Fund’s private real estate debt investments are expected to consist of secured first mortgage loans, secured second mortgage loans, secured mezzanine loans, secured construction or transitional loans, and preferred equity investments.

●	Public Real Estate Debt Investments – The Fund’s public real estate debt investments are expected to be primarily commercial and residential mortgage backed securities (MBS), mortgage real estate investment trusts (Mortgage REITs), collateralized loan obligations (CLOs), and other commercial real estate (CRE) backed debt securities.

The Fund may invest in real estate debt instruments and securities of any duration, maturity or structure, and the amount of the invested debt as a percentage of a particular property’s stabilized value (commonly known as the "loan to value ratio") will generally range from 50% to 80%.

The Advisor Expects that the Fund’s Shareholders may realize the following potential benefits:

●	Access to Attractive Risk-Adjusted Returns from Institutional Private Real Estate Debt Investments – The Fund enables investors to invest in institutional real estate private debt investments that may not otherwise be available to the typical retail investor due to the institutional focus of the Sub-Advisors. The Fund invests in institutional real estate private debt investments that offer attractive risk-return performance with downside protection due to the value of the underlying real estate as collateral, and the availability of a an equity cushion. In addition, many of the private real estate debt investments in which the Fund invests are typically intended for large, institutional investors due to the large minimum investment size, limiting the availability to individual, non-institutional investors.

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●	Access to Relationship-based Deal Flow and Directly Originated Debt – The Fund will have access to the Americas Real Estate Division of Deutsche Asset Management’s substantial direct, long-standing relationships across the real estate industry including borrowers, brokers, financial institutions, lenders and other market participants, including the real estate equity transaction teams to source transactions. This comprehensive access to sourcing may offer strategic benefits including a more efficient deployment of capital and the identification of certain investment opportunities before they are presented to the broader market, enabling the Fund to deliver attractive yields to investors.

●	Access to RREEF’s Substantial Platform and Resources – The Fund will have access to the Americas Real Estate Division of Deutsche Asset Management’s established underwriting and structuring capabilities to execute its investment strategy, and to its substantial real estate platform which provides the Fund access to market data on a scale not available to many competitors. RREEF was founded in 1975 and is one of the largest real estate investment managers globally with more than 400 professionals and staff located in 27 locations around the world and over $57 billion in assets under management as of September 30, 2017.

●	Access to Mercer’s Platform and Proprietary Intellectual Capital. The Fund will have access to Mercer’s proprietary intellectual capital, ongoing research, opinions and market data to assist the Advisor in setting strategy and portfolio planning to optimize risk-adjusted returns. Mercer Investment Management is a leading global institutional investment advisor serving sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations for more than 40 years, and, together with its global investment management affiliates, has over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement as of June 30, 2017.

Fund’s Target Investment Portfolio

The Advisor and RREEF intend to execute the Fund’s investment strategy primarily by investing in a diverse portfolio of institutional private and public real estate debt investments and securities. The Fund intends to invest in debt secured by high quality, desirable properties sponsored by experienced, financially sound borrowers, and located primarily in major and select regional markets within the United States. With respect to selecting investments, the Advisor and RREEF will consider various inputs regarding the potential borrower, including relevant experience, equity commitment, financial strength and business plan, among other factors, and will pursue a value-driven approach focused on real estate supply and demand fundamentals to underwriting and diligence.

The Fund will seek to build a diversified portfolio of public and private real estate-related debt investments based on property type, geography, sponsorship, lifecycle and capital structure. The Fund’s investments will focus on property types such as office, retail, industrial and multi-family, but may also include other property types located primarily within the United States generally in major and select regional markets. Average loan amounts are generally expected to be a minimum of $10 million, with durations generally of ten years, at interest rates that may be fixed or floating.

The Fund may invest in a variety of investments in pursuing its investment objective, including those listed below.

Private Real Estate Debt Investments:

●	First Mortgage Loans: The debt that is most senior in the capital stack and is secured by a first mortgage recorded against the project borrower’s underlying real estate interest. Investments in first mortgage loans (sometimes also referred to a "A Loans" or "A Notes") are sometimes shared by multiple lenders, including on a pari passu or "horizontal" basis, or arranged by seniority on a "vertical" basis as through an A Note/B Note structure (see B Note below). First mortgage loans are senior in repayment priority to second mortgage loans B Notes, Mezzanine Loans, unsecured debt, preferred equity investments and common equity investments.

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●	Second Mortgages or B-Notes: The debt that is next most senior in the capital stack is secured by second mortgages recorded against the project borrower’s underlying real estate interest. Investments in second mortgage loans are junior in priority to first mortgage loans. "B Notes" are investments in first or second mortgages that are structured in a manner to make the B Note portion junior in payment priority to a more senior (i.e., so-called "A Note") tier of payment rights in the same mortgage. B Notes are evidenced by promissory notes that are separate from and subordinate to A Notes.

●	Mezzanine Loans: Mezzanine loans are senior to preferred equity investments and common equity investment, but subordinate to all mortgage loans. Mezzanine Loans are generally secured by a pledge of the ownership interests of the owner of the mezzanine borrower, rather than by a lien recorded against the borrower’s real estate.

●	Construction or Transitional Loans: Construction or Transitional Loans to borrowers whose underlying real estate interest will serve as collateral as a property is undergoing a repositioning, development or value enhancement strategy. These loan investments carry additional risk, as repayment will depend on the borrower’s ability to successfully execute its particular repositioning, development or value enhancement strategy.

●	Preferred Equity Investments: Preferred Equity Investments are often considered the equivalent of debt investments because they often require regularly scheduled payments, carry payment priority over returns that may be made to the common equity owners of the underlying real estate project, and often carry enhanced control rights under the operating, partnership or other ownership agreement that establishes management control and the preferred equity investor’s priority and control rights. Preferred equity investments are junior in priority to mezzanine loans.

Public Real Estate Debt Investments:

●	Mortgage Backed Securities: Mortgage-backed securities (MBS) are a type of fixed income security that is secured by either (a) a mortgage on an individual property or (b) a pool of mortgages on numerous commercial and/or residential properties. Returns from MBS composed of non-performing loans are highly sensitive to loans becoming re-performing.

●	Agency Commercial Mortgage Backed Securities: Agency Commercial Mortgage Backed Securities are a specific sub-category of Commercial Mortgage-Backed Securities (CMBS) that is focused on the multi-family real estate sector. These securities are issued by the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac).

●	Mortgage REITs: A Mortgage REIT is a real estate investment trust that invests in mortgages or mortgage backed securities (MBS), principally focused on investing in commercial and residential mortgages and mortgage backed securities. Mortgage REITs are typically listed on major stock exchanges, similar to other public stocks. Shares may also be purchased in a mutual fund or exchange-traded fund (ETF) format.

Commercial Real Estate – Collateralized Loan Obligation (CRE-CLO): Commercial Real Estate – Collateralized Loan Obligations (CRE-CLO), similar to mortgage backed securities are a type of fixed income security that is secured by a pool of mortgages on numerous commercial [and or residential] properties. Typically the underlying loans supporting a CRE-CLO floating rate are shorter duration in nature than other CMBS investments.

Exchange Traded Fund: An exchange-traded fund (ETF) is an investment fund traded on stock exchanges. An ETF holds assets such as stocks, commodities, or bonds. Most ETFs track an index, such as a stock index or bond index. ETFs are viewed as attractive as investments because of their liquidity, low costs, tax efficiency, and stock-like features.

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Investment Process

The Fund is supported by the full breadth and depth of the RREEF team, along with the RREEF’s Investment Committee of 9 senior real estate investment professionals, and the Advisor’s Investment Committee of five senior real estate professionals, which provide review and approvals at each stage of the investment process below, along with the resources, research and opinions of Mercer, in its investment process.

Idea Generation. RREEF has a robust Research & Strategy team that consists of 19 professionals located in six offices around the globe, including the Americas, Europe and Asia. The Research & Strategy team generate a set of viewpoints for the purpose of focusing investment, management and divestment actions on the set of opportunities that is expected to provide the most attractive returns and to mitigate risk. These viewpoints are reviewed and approved by RREEF’s Investment Committee.

Portfolio Planning. The Advisor and RREEF teams, including Research & Strategy, the debt investments team, performance and risk management and the broader platform, integrate these viewpoints along with ongoing research, opinions and market data from Mercer, into a specific investment strategy and strategic plan to fulfill the Fund’s primary investment objective to generate attractive, long-term risk-adjusted returns, with an emphasis on current income with lower volatility and lower correlation to the broader markets. Several factors are considered in portfolio planning including, but not limited to, the Fund’s objectives and constraints, risk-return expectations, current Fund investment allocations and the overall market outlook, all of which are reviewed and approved by RREEF’s Investment Committee.

Allocations between private and public debt investments are overseen by RREEF and the Advisor’s Investment Committee and may vary over time in response to changes in market conditions, with a focus on managing volatility and maximizing risk-adjusted returns.

Portfolio Construction. The Fund’s Portfolio Managers work closely with other RREEF’s professionals to target the investment needs of the Fund in sourcing transactions and screening the investment pipeline in an effort to shape the desired target portfolio.

●	Transaction Sourcing and Origination. It is anticipated that the main sources of deal flow for the Fund will be direct, long-standing relationships across the real estate industry including borrowers, brokers, financial institutions, lenders and other market participants and the broader RREEF real estate platform, including its transactions teams. This approach to sourcing transactions will offer strategic benefits to the Fund including a potentially quicker deployment of capital and the potential identification of certain investment opportunities before they are presented more broadly to the market.

●	Transaction Screening. The transaction screening process generally starts with a pipeline of potential transactions that are reviewed by RREEF. All potential investment opportunities will be subject to preliminary analysis, which will include reviewing the property, sponsor, market, structure, terms and the risk and return characteristics to assess suitability for the Fund, including diversification, appropriate risk level, returns, property type, loan type and geographic location.

●	Underwriting and Due Diligence. RREEF pursues a value-driven approach focused on real estate supply and demand fundamentals to underwriting and diligence. The Sub-Advisor will complete an underwriting for each proposed transaction during the process with a focus on stressed in-place cash flows, debt yields, debt service coverage ratios, loan-to-values, property quality and market and sub-market dynamics, and generally including, but not limited to, (a) performing property analysis and valuation; (b) developing key economic and legal deal terms and structuring; (c) identifying and addressing key issues and validate assumptions; (d) evaluating submarket, regional and property market trends as well as the general economic climate; (d) evaluating reputation, track record and objectives of deal sponsor; (f) analyzing competition and business plan objectives; (g) evaluating legal, tax, regulatory and accounting aspects of investment structure; (h) performing credit analysis; (i) reviewing and approving all third party reports, contracts, and all other due diligence materials; (j) conducting site visit; and (k) analyzing the portfolio impact of the potential investment.

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●	Transaction Approval and Execution. RREEF will prepare a memorandum detailing its analysis of the proposed investment and present the transaction to both the RREEF and the Advisor’s Investment Committees for approval. Each investment is reviewed and evaluated for its risk/return profile and impact on the portfolio’s geographic and sector diversification, credit characteristics and current and total return. If final approval of the investment is given by both Investment Committees, RREEF will be responsible to coordinate and complete all aspects of closing and funding within the scope of approval that was given.

●	Asset Management and Realizations. After the closing and funding of an approved transaction, RREEF will actively manage it and the Fund’s other investments. RREEF’s senior personnel are highly experienced in loan and securities asset management. From the closing of a loan or investment through its final repayment, RREEF’s dedicated asset management team will be in regular contact with borrowers, servicers and/or local market experts, monitoring performance of the collateral, anticipating property and market issues, and enforcing rights and remedies when appropriate. The Advisor believes the Fund’s access to the RREEF’s real estate platform, and the detailed market information it provides, as well as to Mercer’s experience and expertise, will provide the Fund with an advantage in regard to the active management of the Fund’s loans and investments. Investment realization opportunities are continually monitored and evaluated to seek to maximize returns as well as to meet the Fund’s investment objective including appropriate risk management, subject to RREEF’s Investment Committee approval.

Risk and Performance Management. RREEF will have the lead role in regard to performing ongoing portfolio and asset level risk and performance management, including real time monitoring of the underlying collateral performance to assess potential risks, forecasting and measuring financial and operational results, performing collateral analyses and property market reviews and taking strategic actions when required to maximize returns or mitigate risks. Mercer will also provide ongoing risk factor and performance monitoring including views on the current and future economic environment, outlook for real estate in general and particular asset classes, evaluation of the U.S. real estate debt markets, its assessment of the risk-reward profile of potential investments, and availability of competitive debt offerings. In addition, Mercer as Sub-Advisor will provide ongoing oversight and due diligence of RREEF, including a thorough periodic analysis of the organization, debt team, process and analysis of performance including investment performance analysis and reporting, investment strategy and portfolio construction, and market competitiveness.

Additional Information Regarding Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Advisor or RREEF may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. RREEF may invest the Fund’s cash balances in any investments it deems appropriate. The Advisor and RREEF expect that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Advisor, RREEF and the Fund’s portfolio managers are subjective.

The frequency and amount of portfolio purchases and sales (known as the "portfolio turnover rate") will vary from year to year. It is not anticipated that the Fund’s portfolio turnover rate would exceed 100% under normal market conditions. The Fund’s portfolio turnover rate will not be a limiting factor with regard to when RREEF deem portfolio changes appropriate. Although the Fund generally does not intend to trade for high-frequency short-term profits, securities may be sold without regard to the length of time held when, in the opinion of the Advisor or RREEF, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage or placement agent commissions and may generate short-term capital gains taxable as ordinary income. See "Tax Status" in the Fund’s SAI.

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There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See "U.S. Federal Income Tax Matters."

Investment Policies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in both private and public real estate-related debt instruments and securities secured by real estate ("Mortgages"). The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests.

The Fund is deemed to concentrate its investments in the real estate industry because, under normal circumstances, it invests over 25% of its assets in real estate-related investments. The Fund’s 80% investment policy may be changed upon 60 days’ advance notice to shareholders. The Fund’s concentration policy is fundamental and may not be changed without shareholder approval. The Fund’s SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading "Investment Objective, Policies and Strategies."

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the real estate-related debt securities and other assets held by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, which will subject shareholders to risk.

Concentration Risk. The Fund intends to concentrate its investments in the real estate industry, and invest more than 25% of its assets in real estate-related debt investments. Therefore, the Fund will be subject to greater volatility risk than registered funds that are not concentrated in a single industry. In addition, the Fund’s investments may be concentrated in specific regions or states within the United States, which would expose the Fund to greater region- or state-specific risks than if the Fund were to invest throughout the country or internationally.

Real Estate Industry Risk. The Fund expects to invest substantially all of its assets in real estate related debt securities, primarily within the United States. Therefore, the performance of its portfolio will be significantly impacted by the performance of the real estate market in general and the Fund may experience more volatility and be exposed to greater risk than a more diversified portfolio. The Fund will be impacted by factors particular to the real estate industry including, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in operating expenses including property taxes and; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing (ix) changes in interest rates and (x) changes in availability of leverage on loans for or secured by real estate. Changes in federal tax laws which are being debated or pending as of the date of this prospectus may have a significant impact on the U.S. real estate industry in general, particularly in the geographic markets targeted by Fund investments. The value of securities in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

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There are also special risks associated with particular real estate sectors including, but not limited to, those risks described below:

Multifamily Properties. The value and successful operation of a multifamily property is subject to risks based on a number of factors, such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Retail Properties. Retail properties are subject to risks that include changes to the overall health of the economy, and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are subject to risks that include changes to the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are subject to risks that include changes to the overall health of the economy, and other factors such as downturns in the manufacture, processing and shipping of goods.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are subject to risks arising from a number of several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Shopping Centers. Shopping center properties are subject to risks that are principally based on their dependence on the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and its closure or bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants in the same shopping center that may financially struggle due to lower foot traffic in the mall generally, due to loss of the large tenant. Shopping centers also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues and operate profitably. Shopping centers are also subject to risks due to changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property is subject to risk based on a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to real estate industry risks and, therefore, to risks associated with investments by the Fund in real estate-related debt and debt securities:

Development Issues. Certain real estate borrowers may engage in the development or construction of real estate properties. These companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk of cost overruns, inadequate capital to complete the project, and that there will be insufficient tenant demand at economically profitable rent levels.

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Inadequate Insurance. Certain of real estate borrowers may fail to carry sufficient liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the borrower could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value and cash flow associated with rental real estate depends upon the ability of the borrower to generate enough rental income in excess of its debt service and other rental real estate expenses. Changes beyond the control of the borrower may occur with its tenants who may suffer economic setbacks which may in turn render them unable to make its lease payment. In that event the borrowers may suffer lower revenues and service its debt owed to the Fund.

Financial Leverage. The Fund’s borrowers may be highly leveraged and financial covenants may affect their ability to operate effectively and service its debt owed to the Fund.

Environmental Issues. In connection with the direct or indirect ownership, operation, management and development of real properties that may contain hazardous or toxic substances, a borrower of a Fund may be considered an owner, operator or responsible party for such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such borrower and, as a result, could affect the amounts available to the Fund to make distributions to its investors.

Lending Market Conditions. Instability in the United States, European and other credit markets, at times, can make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate or refinance completed projects.

For example, historically adverse developments relating to sub-prime mortgages have adversely affected the willingness of some lenders to extend credit, in general, which may make it more difficult for homeowners or companies to obtain financing on attractive terms or at all so that they may commence or complete real estate projects, refinance completed projects or purchase real estate. These factors do adversely affect real estate values generally. These factors also may adversely affect the broader economy, which in turn may adversely affect the real estate markets. Accordingly these factors could, in turn, reduce the number of real estate investment opportunities and reduce the Fund’s investment returns.

Management Risk. The net asset value of the Fund changes daily based on the performance of its investments. The Fund’s investment strategy, allocations, and Advisor and Sub-Advisors’ judgments about the attractiveness, value and potential appreciation of particular real estate segment or specific holding may prove to be incorrect, may not produce the desired results and may result in losses to the Fund and its shareholders.

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Debt Securities and Interest Rate Risks. Because the Fund invests primarily in Mortgages and other debt instruments, the value of your investment in the Fund may fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed rate or other debt instruments. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. As a result, for the present, interest rate risk may be heightened. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (e.g., the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

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Secured Debt Risk. Secured debt, including Mortgages, typically will be secured by pledges of collateral from the borrower in the form of tangible assets, including real estate. Secured debt hold the most senior position in the capital structure of a borrower. Secured debt in most circumstances is fully collateralized by assets of the borrower. Thus, it is repaid before unsecured debt. Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of the Fund’s assets may also be affected by other uncertainties such as pending tax reform legislation, economic developments affecting the market for senior secured term loans or uncertainties affecting borrowers generally. Moreover, the security for the Fund’s secured debt investments may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Credit Risk; Junior Tranches. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer or borrower’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. It is possible that the Fund’s borrowers or issuers may not make scheduled interest and/or principal payments on their loans and/or debt securities, which may result in losses or reduced cash flow to the Fund, either or both of which may cause the NAV of, or the distributions by, the Fund to decrease. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. Support tranches of residential MBS are subject to amplified credit risks and the Fund.

Prepayment Risk. Securities may be subject to prepayment risk because borrowers are typically able to prepay principal. Consequently, a security’s maturity may be longer or shorter than anticipated. When interest rates fall, obligations will be paid off more quickly than originally anticipated and the Fund may have to invest the prepaid proceeds in securities with lower yields. The yield realized on a security purchased at a premium will be lower than expected if prepayment occurs sooner than expected, as is often the case when interest rates fall. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, preventing the Fund from reinvesting at higher yields. The yield realized on a security purchased at a discount will be lower than expected if prepayment occurs later than expected, as is often the case when interest rates rise for investments in MBS, CLOs, or other CREs. Lower-than-expected prepayment rates will expose investments in junior tranches of residential MBS to credit risks for longer periods of time.

Direct Lending Risk. To the extent the Fund is the sole lender in privately offered debt, it may be solely responsible for the expense of servicing that debt, including, if necessary, taking legal actions to foreclose on any security instrument securing the debt (e.g., the mortgage or, in the case of a mezzanine loan, the pledge). This may increase the risk and expense to the Fund compared to syndicated or publicly offered debt.

Direct Origination Risk. A portion of the Fund’s investments may be originated through co-investments. The results of the Fund’s operations depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Further, the Fund’s inability to raise capital and the risk of portfolio company defaults may materially and adversely affect the Fund’s investment originations, business, liquidity, financial condition, results of operations and its ability to make distributions to its shareholders. In addition, competition for originations of and investments in the Fund’s target investments may lead to the price of such assets increasing, which may further limit its ability to generate desired returns. Also, as a result of this competition, desirable investments in the Fund’s target investments may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that the Sub-Advisor will be able to identify and make investments that are consistent with its investment objective.

Conflicts of Interest Related to Direct Origination. In the ordinary course of business, the Fund may enter into transactions with portfolio companies that may be considered related party transactions. In order to ensure that the Fund does not engage in any prohibited transactions with an affiliate, the Fund has implemented certain written policies and procedures. The Board will review these procedures on a periodic basis and the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act. Other potential conflicts of interest with respect to the Fund, its Advisor, Sub-Advisor and Portfolio Managers are discussed under "Conflicts of Interest" below.

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Mortgage Backed Securities (MBS) Risk. When the Fund invests in MBS, the Fund is subject to default risk, prepayment risk and structure risk. If underlying borrowers default on interest or principal payments, the assets backing these securities may not be sufficient to support payments on the securities. Junior or Support tranches of MBS are structured such that they are subject to amplified default risks. Borrowers tend to prepay loans at faster rates when interest rates decline, resulting in lower reinvestment yields for the Fund. Borrowers tend to prepay loans at slower rates when interest rates rise, resulting in fewer opportunities to reinvestment at higher yields for the Fund. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average portfolio maturity to rise, increasing the potential for the Fund to lose money. The value of MBS is significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize MBS in its investment strategy may depend on the ability of the RREFF to correctly forecast interest rates and other economic factors because these securities may have a structure that makes their reaction to interest rate changes difficult to predict, making their value highly volatile. Certain MBS may be secured by pools of mortgages on single-family and/or multi-family properties or other commercial properties. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying MBS may decline and, therefore, may not be adequate to cover interest and principal payments to investors. MBS and other securities issued by participants in housing, as well as other real estate-related markets, have experienced extraordinary weakness and volatility in past years. Possible legislation in the area of residential mortgages and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of MBS, the Fund may be more susceptible to risk factors affecting such types of securities, including the following:

Redemption. The Fund may have loans that are in default and subject to foreclosure rights. After a foreclosure sale, the borrower and foreclosed junior lien holders may have a statutory period in which to redeem the property from the foreclosure sale by paying amounts due. This may limit the profits that may be available to a foreclosing lender by reselling the property.

Anti-Deficiency Legislation. The Fund may acquire interests in mortgage notes that limit the Fund’s recourse to foreclosure upon the security property, with no recourse against the borrower’s other assets. In some jurisdictions, the Fund can pursue a deficiency judgment against the note-issuing borrower or a guarantor if the value of the property securing the note is insufficient to pay back the debt owed to the Fund. In other jurisdictions, however, if the Fund desires to seek a judgment in court against the borrower for the deficiency balance, the Fund may be required to seek judicial foreclosure and/or have other security from the borrower.

"Due-on-Encumbrance" Clauses. The notes and deeds of trust held by the Fund, like those of many investors, contain "due-on-sale" clauses permitting the Fund to accelerate the maturity of a note if the note borrower sells, conveys or transfers all or any portion of the property, but may or may not contain "due-on-encumbrance" clauses which would permit the same action if the borrower further encumbers the property (i.e., executes further deeds of trust). The enforceability of these types of clauses has been the subject of several major court decisions and legislation in recent years, and may limit the Fund’s ability to accelerate the maturity of a note and proceed to foreclosure on the mortgaged property.

Prepayment Charges. Some notes acquired by the Fund may provide for certain prepayment charges to be imposed on the note borrower in the event of certain early payments on the note. The Advisor and/or Sub-Advisor reserves the right at its business judgment to waive collection of prepayment penalties.

Defaulted Securities Risk. Mortgages or loans in which the Fund invests directly or through MBS or other structured debt may default. Defaulted securities lack liquidity and may have no secondary market for extended periods. Defaulted securities may have low recovery values and defaulting borrowers may seek bankruptcy protection, which would delay resolution of the Fund’s claims. Defaulted securities will not make scheduled interest or principal payments, which will reduce the Fund’s returns and ability to make distributions. Defaulted securities may become worthless. Junior tranches of MBS, CDOs or other CREs are subject to amplified default risks.

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Mortgage REIT Risk. Mortgage REITs are exposed to risks specific to the real estate market, including, among others, credit risk, prepayment risk, interest rate risk and leverage risk. Additionally, the value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

Collateralized Loan Obligation (CLO) Risk. CLOs are securities backed by an underlying portfolio of debt obligations. CLOs issue classes or "tranches" that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in an issuer’s capital structure, limited liquidity, limited voting rights and special redemption rights. Securities with longer maturities tend to be more sensitive to interest rate changes. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, holders of debt are generally paid before the holders of preferred securities.

Issuer / Borrower Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective properties and services. A project-specific loan can perform differently from the market as a whole for reasons related to the borrower, such as an individual’s or entity’s economic situation. Compared to investment companies that focus only on securities issued by large capitalization companies, the Fund’s NAV may be more volatile because it invests in notes of individuals or small entities. These issuers are more likely to suffer sudden financial reversals such as (i) job loss, (ii) depletion of financial reserves or (iii) loss of access to refinancing opportunities. In addition, the credit quality of securities may be lowered if a borrower’s financial condition deteriorates, which tends to increase the risk of default and decreases a note’s value. Further, compared to securities issued by large companies, notes issued by individuals or small entities are more likely to experience more significant changes in market values, be harder to sell and at prices that the adviser believes appropriate, and offer greater potential for losses. Additionally, borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity. Compared to investments in debt securities issued by large capitalization companies, the Fund’s investments in project-specific loans are more likely to experience greater changes in market value, and greater potential for losses.

Correlation Risk. Pursuant to the Fund’s investment objective, the Fund seeks to produce attractive, long-term risk-adjusted returns with lower correlation to the broader financial markets, such as through investments in real estate-related securities. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. There is no guaranty that the Fund will succeed in achieving its investment objective or that the Fund will outperform the broader financial markets.

Liquidity Risk – Quarterly Repurchases. The Fund is a closed-end investment company structured as an "interval fund" and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Liquidity Risk – Underlying Investments. The Fund’s investments, such as in private debt funds or whole loans, are subject to liquidity risk. This liquidity risk exists because particular investments of the Fund may be difficult to sell, possibly preventing the Fund from selling them at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices, in order to satisfy its 5% quarterly repurchase obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, private investments derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

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Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, or borrowing money to satisfy Repurchase Offers will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments.

Repurchase Policy Risk. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Distribution Policy Risk. The Fund’s distribution policy does not include a fixed annual rate of the Fund’s current net asset value per share. Distributions will be calculated daily and paid monthly. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective or implement its investment strategies. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. If the Fund fails to achieve its estimated size and the Expense Limitation is not renewed, expenses will be higher than expected.

No Operating History. The Fund is a closed-end investment company with no history of operations. It is designed for long-term investors and not as a trading vehicle. During the Fund’s start-up period, the Fund may not achieve the desired portfolio composition. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.

CYBERSECURITY

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in: financial losses; interference with the Fund’s ability to calculate NAV; impediments to trading; the inability of the Fund, the Advisor, the Sub-Advisors, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

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Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT OF THE FUND

Trustees and Officers

The Board is responsible for the overall management of the Fund, including supervision of the duties performed by the Advisor. The Board is comprised of five trustees. The Trustees are responsible for the Fund’s overall management, including adopting the investment and other policies of the Fund, electing and replacing officers and selecting and supervising the Fund’s Investment Advisor and Sub-Advisors. The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board, are set forth under "Management" in the SAI.

Investment Advisor

Bluerock Credit Fund Advisor, LLC, located at c/o Bluerock Real Estate Holdings, LLC, 712 Fifth Avenue, New York, NY 10019, serves as the Fund’s investment adviser. The Advisor is registered with the SEC as an investment adviser under the Advisers Act. The Advisor is a Delaware limited liability company formed on November 30, 2017, for the purpose of advising the Fund.

Under the general supervision of the Fund’s Board of Trustees, and pursuant to the terms of an investment management agreement (the "Management Agreement"), the Advisor will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund or may delegate such responsibilities to one or more sub-advisors. In addition, the Advisor will supervise and provide oversight of the Fund’s service providers. The Advisor will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund. The Advisor will compensate all Advisor personnel who provide services to the Fund. In return for these services, facilities and payments, the Fund has agreed to pay the Advisor, as compensation under the Management Agreement, a monthly management fee computed at the annual rate of 1.85% of the daily net assets of the Fund. The Advisor may employ research services and service providers, including mortgage service providers to assist in the Advisor’s market analysis and investment selection.

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering expenses, but excluding taxes, interest, brokerage commissions and extraordinary expenses, to the extent that they exceed 2.85% per annum of the Fund’s average daily net assets attributable to Class L shares. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the current Expense Limitation or any expense limitation in effect at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain in effect, at least until January 31, 2020, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days written notice to the Advisor. After January 31, 2020, the Expense Limitation Agreement may be renewed at the Advisor’s and Board’s discretion.

A discussion regarding the basis for the Board’s approval of each of the Fund’s Management Agreement and Sub-Advisory Agreements with RREEF and Mercer will be available in the Fund’s first annual or semi-annual report to shareholders.

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Advisor’s Investment Committee

The Advisor has established an Investment Committee comprised of five persons (the "Committee") responsible for: (1) setting overall investment policies and strategies for the Fund; (2) establishing allocation targets for the Fund’s investment portfolio as part of the portfolio planning process; (3) reviewing and having the opportunity to object to the Fund’s purchase of private debt investments; and (4) generally overseeing the activities of the Fund’s Sub-Advisors.

The members of the Committee, and their professional background and experience are as follows:

R. Ramin Kamfar -- Mr. Kamfar has served as Chairman and a member of the Investment Committee of the Advisor since inception. Mr. Kamfar has served as the Chairman and CEO of Bluerock Real Estate, LLC ("BRRE"), a private equity real estate firm, since its founding in October 2002, as a Trustee of Total Income+ Real Estate Fund and as Chairman and CEO of its advisor, Bluerock Fund Advisor, LLC, since 2012 and as Chairman and CEO of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009. Mr. Kamfar started his career as an investment banker at Lehman Brothers Inc. in 1988, and has approximately 30 years of experience in various aspects of real estate, mergers and acquisitions, private equity investing, investment banking, and public and private financings. Mr. Kamfar received an M.B.A. degree with distinction in Finance in 1988 from The Wharton School of the University of Pennsylvania, located in Philadelphia, Pennsylvania, and a B.S. degree with distinction in Finance in 1985 from the University of Maryland located in College Park, Maryland.

James G. Babb, III -- Mr. Babb has served as a member of the Investment Committee of the Advisor since inception. Mr. Babb has served as Senior Managing Director and Chief Investment Officer of BRRE, since 2007, as a Trustee of the Total Income + Real Estate Fund and as the Chief Investment Officer of its advisor, Bluerock Fund Advisor, LLC, since 2012. Also, Mr. Babb has served as Chief Investment Officer of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009, and as a Director of Bluerock Residential Growth REIT from 2009 to 2014. Mr. Babb is a founding principal of Starwood Capital Group ("Starwood"), a leading institutional real estate investment manager, where he helped lead the residential and office acquisitions initiatives from 1992 to 2003. During Mr. Babb’s tenure, Starwood raised and invested funds on behalf of institutional investors through seven private real estate funds, and which in the aggregate ultimately invested approximately $8 billion in approximately 250 separate transactions. Mr. Babb also led Starwood’s efforts to expand its platform to invest in England and France. Mr. Babb received a B.A. degree in Economics in 1987 from the University of North Carolina at Chapel Hill, North Carolina.

Jordan B. Ruddy -- Mr. Ruddy has served as a member of the Investment Committee and as President of the Advisor since inception. Mr. Ruddy has served as President and Chief Operating Officer of BRRE since 2002, as a Co-Portfolio Manager of the Total Income+ Real Estate Fund and as President and a member of the Investment Committee of its advisor since 2013 and 2012, respectively. Also, Mr. Ruddy has served in several senior officer capacities of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009, and is currently its President. Mr. Ruddy brings approximately 30 years of institutional real estate investment experience, having worked with some of leading public and private firms in the industry. Prior to BRRE, Mr. Ruddy served as a real estate investment banker at Banc of America Securities LLC, Smith Barney Inc., and JP Morgan Chase (previously the Chase Manhattan Bank), and as Vice President of Amerimar Enterprises, a real estate company specializing in value-added investments nationwide. Mr. Ruddy received an M.B.A. degree in Finance and Real Estate in 1995 from The Wharton School of the University of Pennsylvania, and a B.S. degree with high honors in Economics in 1986 from the London School of Economics.

Adam Lotterman -- Mr. Lotterman has served as a member of the Advisor since its inception. In addition, Mr. Lotterman is a co-founder and Lead Economist of the advisor to Total Income+ Real Estate Fund, Bluerock Fund Advisor, LLC, and has served as a portfolio manager and been a key member of that fund’s investment decision-making team since its inception in 2012. Mr. Lotterman was an Adjunct Professor at Nova Southeastern University from 2010 to 2012, where he taught Real Estate Market Analysis in the Masters of Real Estate Development program. From 2011 to 2012, Mr. Lotterman was Vice President, New Business Development of Forman Capital, a private commercial real estate lender. Prior to that, Mr. Lotterman worked as Senior Valuation Analyst at Bayview Asset Management (former hedge fund affiliate of The Blackstone Group) from 2010 to 2011, where he led a team responsible for the valuation and acquisition of loan portfolios ranging in size from $100 million to $40 billion. From 2005 to 2010, Mr. Lotterman was the Senior Analyst for Goodkin Consulting (former real estate consulting arm of PricewaterhouseCoopers) for the majority of his tenure, where he developed extensive experience in real estate consulting, research and analysis on a national level. Mr. Lotterman received an M.S. in International Real Estate in 2006 from Florida International University, where he graduated first in class, and a B.S. Degree in microbiology with a minor in chemistry in 1997 from the University of Florida.

Ryan MacDonald -- Mr. MacDonald has served as a member of the Investment Committee of the Advisor since inception. Mr. MacDonald serves as Chief Acquisitions Officer for Bluerock Residential Growth REIT (NYSE: BRG) and of BRRE and certain of its affiliates. Since joining BRRE in 2008, Mr. MacDonald is responsible for sourcing, underwriting, structuring, financing and closing of all of BRRE’s real estate investments and dispositions. To date, Mr. MacDonald has transacted over 70 real estate investments with an aggregate value approaching $3 billion. Prior to joining BRRE, Mr. MacDonald was an Analyst for PNC Realty Investors (formerly Mercantile Real Estate Advisors), where he served as part of an investment team that made more than $1.2 billion in investments within all tranches of the capital structure, and also served in a corporate development role at Mercantile Bankshares, where he worked with executive management focusing on high level strategic initiatives for the $6 billion bank. Mr. MacDonald received a B.A. in Economics from the University of Maryland, College Park.

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Investment Sub-Advisor - RREEF

The Advisor has engaged RREEF America L.L.C. (“RREEF”), an investment adviser registered with the SEC under the Advisers Act, as Sub-Advisor to provide investment management services to the Fund. RREEF was originally founded in 1975 and is one of the largest real estate investment managers globally with more than 400 professionals and staff located in 27 locations around the world and over $57 billion in assets under management as of September 30, 2017. RREEF, is a division of Deutsche Asset Management, one of the world’s leading investment management organizations, with over $800 billion in assets under management.

RREEF’s real estate team employs a disciplined investment approach and offers a diverse range of strategies and solutions across the risk/return and geographic spectrums, including core and non-core real estate, opportunistic investments in equity and debt, real estate securities, infrastructure securities and structured real estate debt. The real estate business aims to deliver competitive long-term risk adjusted returns, preservation of capital and diversification to its investors, which include governments, corporations, insurance companies, endowments, retirement plans and private clients worldwide.

Fundamental to RREEF’s real estate investment approach is the close collaboration between the firm’s dedicated real estate research, transaction, portfolio management and asset management teams in each region. Within these functions, RREEF has experts in product types and styles of investing, providing a diverse and deeply experienced bench of talent across the investment platform. Portfolio Managers, together with Global Client Group teams are responsible for bringing these talents together, providing clear connectivity and accountability throughout the investment process and in client service.

RREEF believes that the key attributes that differentiate it as a leading fiduciary manager of real estate investment programs include:

●	Proven Long Term Results. For more than 40 years, RREEF has been a leader in real estate investing, producing public and private real estate performance that has provided consistent returns.

●	Experience and Resources. RREEF offers one of the broadest and most experienced real estate decision-making teams in the industry, with long tenured senior professionals spanning key functional areas such as research, portfolio and asset management, transactions and business leadership. RREEF’s real estate organization of more than 400 staff worldwide demonstrates the depth of talent and support resources available to develop and execute client investment strategies.

●	Hands on Asset Management. RREEF believes that a critical element in the success of any real estate investment program is having a robust asset management organization in place. At RREEF, hands on asset management means dedicating local people and relationships required to optimize the performance of underlying real estate assets.

●	Research Driven Decisions. RREEF’s dedicated real estate research group serves as a unique economic and real estate market research source for the entire organization. Through its involvement with senior management and interaction with investment teams, the research function is well integrated into the firm’s investment process.

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Portfolio Managers

Subject to RREEF’s Investment Committee’s oversight, Marc Feliciano, Joseph Rado and Patrick Kennelly are the Fund’s portfolio managers (“Portfolio Managers”) and oversee the Sub-Advisor’s day to day investment operations of the Fund. Each has served as a Portfolio Manager since the Fund’s inception.

Marc Feliciano, Managing Director, CIO & Head of Portfolio and Asset Management, Americas - Mr. Feliciano is the Chief Investment Officer (CIO) of Real Estate, Americas, and the Head of Portfolio and Asset Management for the Sub-Advisor’s Real Estate Americas business. He is also Head of the Americas Debt Investments Group. Mr. Feliciano is a member of the Americas Leadership Committee and Global Investment Committee. He serves as Chairman of the Americas Real Estate Investment Committee, which governs both equity and debt investments and portfolios, and serves on the Americas Real Estate Management Committee. As Americas CIO, he also works with the firm’s portfolio managers in developing specific portfolio strategy for each account or fund as part of the annual investment plan process. Prior to assuming this position, Mr. Feliciano served as Global Head of Risk and Performance Analysis, responsible for the development of allocation, risk and performance tools. In this role, he was a member of the Global CIO Group working closely with the Global and regional CIOs, and the research team to formulate the global and regional viewpoints and strategy, and to develop the resulting viewpoints for each region. He joined RREEF Real Estate in February 2005 with 12 years of experience spanning public and private real estate investment management, alternative investment management as well as workouts, restructurings and recapitalizations of public companies and properties in and out of bankruptcy. While with RREEF Real Estate, he has led debt restructurings across several accounts and funds in conjunction with the Americas portfolio management, asset management and capital markets teams. Mr. Feliciano previously worked in the private and public real estate sectors including Morgan Stanley, Heitman/PRA Securities Advisors and INVESCO Realty Advisors. He received undergraduate and graduate degrees in accounting with a concentration in finance from the University of Texas at Austin.

Joseph Rado, Director, Americas Debt Investments Group. Mr. Rado is responsible for managing all aspects of the debt investments process including credit, underwriting, due diligence, legal structuring and documentation, closing and asset management. Prior to joining Deutsche Asset Management in 2006, Mr. Rado was Senior Underwriter at CWCapital LLC, where he was responsible for the underwriting and closing of complex multiple-party capital stack mezzanine loans, B-Notes, junior participation and senior mortgage loans. From 1997 to 2002, Mr. Rado was Manager of Real Estate Investments at Nissho Iwai American Corporation, an international Fortune 500 company. At Nissho Iwai, he was responsible for the origination and structuring of U.S. real estate investments for the company’s U.S. high yield real estate portfolio. Prior to joining Nissho Iwai, Mr. Rado was Vice President, Portfolio Management and Underwriting in the Commercial Real Estate Group at Wells Fargo (formerly First Union National Bank). Mr. Rado has 30+ years of experience in commercial real estate finance. He received a B.A. in Urban Planning from Rutgers University.

Patrick Kennelly, Director, Americas Debt Investments Group. Prior to joining Deutsche Asset Management, Patrick was the Portfolio Manager for Real Estate Credit at EquiTrust Life Insurance Company where he was responsible for origination, asset management and operational oversight of a $1.6 billion real estate credit portfolio on behalf of the firm’s $18 billion General Account. Investment experience consists of senior debt (floating and fixed), subordinate debt, securities (CMBS, SASB’s), private placements and other structured products. Patrick was one of 4 original members of the CIO team after the company was spun out of prior ownership, Guggenheim Capital. Prior to EquiTrust, Patrick worked for U.S. Bank, N.A. and FBOP Corporation where he structured and underwrote debt investments for US and Canadian REITs, Insurance Companies, PE Funds and middle market real estate operating companies. Mr. Kennelly has over 11 years of experience investing in real estate debt. He received an undergraduate degree in finance from the Indiana University Kelley School of Business.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed and ownership of Fund shares.

Investment Sub-Advisor - Mercer

The Advisor has engaged Mercer Investment Management, Inc., an investment adviser registered with the SEC under the Advisers Act, to provide sub-advisory services to the Advisor and the Fund. Mercer has been involved in a rigorous selection process leading to the selection of RREEF as a sub-advisor, and will assist the Advisor with ongoing market and competitive research, strategy selection and portfolio planning, and monitoring and diligence for the Fund. For more than 40 years, Mercer and its affiliates have provided global leadership in investment consulting and multi-manager fiduciary management, and is a leading advisor to sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations. Mercer, together with its global investment management affiliates have over $213 billion in assets under management as of September 30, 2017, and over $10.2 trillion in assets under advisement as of June 30, 2017.

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Mercer is an affiliate of Mercer, LLC, a human resource and financial consulting company. Mercer, LLC has over 21,000 employees based in more than 40 countries and serves over 28,000 clients worldwide, and is a wholly owned subsidiary of Marsh & McLennan Companies (NYSE: MMC).

Administrator, Accounting Agent and Transfer Agent

ALPS Fund Services, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as Administrator and Accounting Agent for the Fund. For the services rendered to the Fund by ALPS Fund Services, the Fund pays the ALPS the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration and fund accounting. DST Systems, Inc. (“DST”), located at PO Box 219169, Kansas City, MO 64121, serves as the Fund’s Transfer Agent and for such services the Fund pays DST a separate fee.

Custodian

UMB Bank, N.A, with principal offices at 1010 Grand Boulevard, Kansas City, Missouri 64106, serves as custodian for the securities and cash of the Fund’s portfolio. Under a Custody Agreement, the Custodian holds the Fund’s assets in safekeeping and keeps all necessary records and documents relating to its duties.

Estimated Fund Expenses

The Advisor is obligated to pay expenses associated with providing the services stated in the Management Agreement, including compensation of and office space for its officers and employees connected with investment and economic research, trading and investment management and administration of the Fund. The Advisor is obligated to pay the fees of any Trustee of the Fund who is affiliated with it.

The Administrator is obligated to pay expenses associated with providing the services contemplated by a Fund Services Administration Agreement (administration and accounting), including compensation of and office space for its officers and employees and administration of the Fund.

The Fund pays all other expenses incurred in the operation of the Fund including, among other things, (i) expenses for legal and independent accountants’ services, (ii) costs of printing proxies, share certificates, if any, and reports to shareholders, (iii) charges of the custodian and Transfer Agent in connection with the Fund’s dividend reinvestment policy, (iv) fees and expenses of independent Trustees, (v) printing costs, (vi) membership fees in trade association, (vii) fidelity bond coverage for the Fund’s officers and Trustees, (viii) errors and omissions insurance for the Fund’s officers and Trustees, (ix) brokerage costs, (x) taxes, (xi) costs associated with the Fund’s quarterly repurchase offers, (xii) servicing fees (xiii) investment-related expenses, incurred in connection with identifying, sourcing, evaluating, valuing, researching, diligence, monitoring, acquiring, selling or restricting investments, whether or not completed, including fees and other compensation payable to third parties in connection therewith and travel expenses incurred by a sub-adviser or its affiliates incurred in connection with the Fund’s affairs, and (xiv) other extraordinary or non-recurring expenses and other expenses properly payable by the Fund. The expenses incident to the offering and issuance of shares to be issued by the Fund will be recorded as a reduction of capital of the Fund attributable to the shares.

The Fund’s Board has authorized the Advisor and RREEF to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions. Any commission, fee or other remuneration paid to an affiliated broker or dealer is paid in compliance with the Fund’s procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more the outstanding shares of a class of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control. As of the date of this prospectus, [_________] as the sole initial shareholder of the Fund owned 100% of the voting securities and is deemed to control the Fund. However, it is expected that once the Fund commences investment operations and its shares are sold to the public, that this control will be diluted until such time as the Fund is controlled by it unaffiliated shareholders.

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DETERMINATION OF NET ASSET VALUE

The net asset value of shares of the Fund is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern Time). Each Class L share will be offered at net asset value. During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the net asset value of the shares. In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board. The Board has delegated execution of certain aspects of these procedures to a fair value team or committee composed of one or more representatives from the Advisor and RREEF. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. Rather, in determining the fair value of a security for which there are no readily available market quotations, the Advisor may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security and the recommendation of the Fund’s Portfolio Manager. The Advisor and RREEF may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer. The Advisor and RREEF will attempt to obtain current information to value all fair valued securities.

With respect to private real estate debt investments, the Advisor may as needed engage and rely upon an independent third-party valuation specialist to assist in valuing such securities in certain circumstances where a market price is not readily available. The factors that may be considered with respect to the valuation of private real estate debt investments include:

●	Loan Terms and Covenants

●	Loan Duration

●	Contract (Coupon) Rate

●	Rate Structure

●	Loan-to-Value Ratio

●	Debt Service Coverage Ratio

●	Payment-in-kind information (if any)

●	Interest Amortization or Accrual Schedule

●	Prevailing interest rates

●	Potential Impairment to Underlying Asset

●	Other factors deemed applicable

All of these factors may be subject to adjustments based upon the particular circumstances of a security or the Fund’s actual investment position.

The Advisor, with the assistance of RREEF or other parties, will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuations problems that have arisen, if any. To the extent deemed necessary by the Advisor, the fair value team or committee of the Board will review any securities valued by the Advisor in accordance with the Fund’s valuation policies.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third party pricing service to assist it in determining the market value of securities in the Fund’s portfolio. The Fund’s net asset value per share is calculated, on a class-specific basis, by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund’s other liabilities by the total number of shares outstanding.

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For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board believes reflect most closely the value of such securities.

CONFLICTS OF INTEREST

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”, if any). RREEF has adopted policies and procedures and has structured its Portfolio Manager’s compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts. Certain conflicts of interest may arise from the Sub-Advisor’s arrangements with affiliated investment advisers. The Fund’s ability to enter into transactions with affiliates of the Advisor and/or any Sub-Advisor are limited by the 1940 Act. The Fund and the Portfolio Managers may face conflicts in the allocation of investment opportunities among the Fund and the investment funds, accounts, and investment vehicles managed by affiliates of the Advisor and/or the Sub-Advisors.

Certain conflicts of interest may arise from a Sub-Advisor’s arrangements with affiliated investment advisers. The Fund’s ability to enter into transactions with affiliates of the Advisor and/or any Sub-Advisor are limited by the 1940 Act. The Fund is prohibited under the 1940 Act from participating in certain transactions with affiliates without the prior approval of the Fund’s independent Trustees and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities will be an affiliate for purposes of the 1940 Act and the Fund is generally prohibited from buying or selling any security from or to such affiliate without the prior approval of the Fund’s independent Trustees. The 1940 Act also prohibits certain “joint” transactions with certain of affiliates without prior approval of the Fund’s independent Trustees and, in some cases, of the SEC. The Fund is prohibited from buying or selling any security from or to any person who owns more than 25% of the Fund’s voting securities or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC.

QUARTERLY REPURCHASES OF SHARES

Once each quarter, the Fund will offer to repurchase, at per-class net asset value no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”). Shares will be repurchased at the per-class NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a “Repurchase Pricing Date”).

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Shareholders will be notified in writing about each quarterly repurchase offer, how they may request that the Fund repurchase their shares and the “Repurchase Request Deadline,” which is the date the repurchase offer ends. Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. Payment pursuant to the repurchase will be made by checks to the shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

Determination of Repurchase Offer Amount

The Board, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

Notice to Shareholders

No less than 21 days and more than 42 days before each Repurchase Request Deadline, the Fund shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification (“Shareholder Notification”). The Shareholder Notification will contain information shareholders should consider in deciding whether to tender their shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and identify the dates of the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the “Repurchase Payment Deadline”). The notice also will set forth the NAV that has been computed no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notification date.

Repurchase Price

The repurchase price of the shares will be the NAV of the share class as of the close of regular trading on the NYSE on the Repurchase Pricing Date. The notice of the repurchase offer also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs, and a toll-free number for information regarding the repurchase offer. You may call 1-844-819-8287 to learn the NAV.

Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline. Payment pursuant to the repurchase offer will be made by check to the shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. Notwithstanding the foregoing, the Fund may in its sole discretion and for administrative convenience accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

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Suspension or Postponement of Repurchase Offer

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

Liquidity Requirements

The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date. The Fund will ensure that a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of cash or assets that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline, and/or that the Fund’s line of credit is available to satisfy the Repurchase Offer Amount. The Board has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described in the previous paragraphs. If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board will take whatever action it deems appropriate to ensure compliance.

Consequences of Repurchase Offers

Repurchase offers will typically be funded from available cash or sales of portfolio securities. Payment for repurchased shares, however, may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would, thus increasing the Fund’s portfolio turnover and potentially causing the Fund to realize losses. The Advisor intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities. The sale of portfolio securities to fund repurchases also could reduce the market price of those underlying securities, which in turn would reduce the Fund’s net asset value.

Repurchase of the Fund’s shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets would increase the Fund’s expense ratio, to the extent that additional shares are not sold and expenses otherwise remain the same (or increase). In addition, the repurchase of shares by the Fund will be a taxable event to shareholders.

The Fund is intended as a long-term investment. The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares. Shareholders have no right to redeem Fund shares outside the regular quarterly repurchases, regardless of shareholder circumstances, and the Fund may not honor any such requests. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

DISTRIBUTION POLICY

Monthly Distribution Policy

The Fund’s distribution policy is to make monthly distributions to shareholders. The level of monthly distributions (including any return of capital) is not fixed. Such distributions are accrued daily and paid monthly and this distribution policy is subject to change. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. A return of capital is not taxable to a shareholder unless it exceeds a shareholder’s tax basis in the shares. Returns of capital reduce a shareholder’s tax cost (or “tax basis”). Once a shareholder’s tax basis is reduced to zero, any further return of capital would be taxable. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. As required under the 1940 Act, the Fund will provide a notice to shareholders at the time of distribution when such distribution does not consist solely of net income. Additionally, each distribution payment will be accompanied by a written statement which discloses the source or sources of each distribution. The IRS requires you to report these amounts, excluding returns of capital, on your income tax return for the year declared. The Fund will provide disclosures, with each distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes. An additional distribution may be made in December, and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. Distributions declared in December, if paid to shareholders by the end of January, are treated for federal income tax purposes as if received in December.

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The dividend rate may be modified by the Board from time to time. If, for any monthly distribution, investment company taxable income (which term includes net short-term capital gain), if any, and net tax-exempt income, if any, is less than the amount of the distribution, then the difference will generally be a tax-free return of capital distributed from the Fund’s assets. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested in additional shares of the Fund. See “Dividend Reinvestment Policy.”

The dividend distribution described above may result in the payment of approximately the same amount or percentage to the Fund’s shareholders each quarter. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from the Fund is net profit.

The Board reserves the right to change the monthly distribution policy from time to time.

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DIVIDEND REINVESTMENT POLICY

The Fund will operate under a dividend reinvestment policy administered by ALPS Fund Services, Inc. Pursuant to the policy, the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Administrator in writing at Bluerock Institutional Mortgage Income Fund, c/o ALPS, Administrator and Accounting Agent, 1290 Broadway, Suite 1100, Denver CO 80203. Such written notice must be received by the Administrator 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the dividend reinvestment policy. Under the dividend reinvestment policy, the Fund’s Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Administrator, on the shareholder’s behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund’s net asset value per share.

The Administrator will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Administrator will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those shares purchased pursuant to the dividend reinvestment policy. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. The Administrator will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the dividend reinvestment policy, the Administrator will administer the dividend reinvestment policy on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating under the dividend reinvestment policy.

Neither the Administrator nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See “U.S. Federal Income Tax Matters.”

The Fund reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, the Fund reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.

All correspondence concerning the dividend reinvestment policy should be directed to the Administrator at Bluerock Institutional Mortgage Income Fund, c/o ALPS, Administrator and Accounting Agent, 1290 Broadway, Suite 1100, Denver CO 80203. Certain transactions can be performed by calling the toll free number 1-844-819-8287.

U.S. FEDERAL INCOME TAX MATTERS

The following briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Fund’s shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisors regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

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The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of the Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Internal Revenue Code of 1986, as amended, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the SAI. There may be other tax considerations applicable to particular investors such as those holding shares in a tax deferred account such as an IRA or 401(k) plan. In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements. Shareholders will not be subject to the alternative minimum tax.

The Fund intends to make distributions of investment company taxable income after payment of the Fund’s operating expenses no less frequently than annually. Unless a shareholder is ineligible to participate or elects otherwise, all distributions will be automatically reinvested in additional shares of the Fund pursuant to the dividend reinvestment policy. For U.S. federal income tax purposes, all dividends are generally taxable whether a shareholder takes them in cash or they are reinvested pursuant to the policy in additional shares of the Fund. Distributions of the Fund’s investment company taxable income (including short-term capital gains) will generally be treated as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Distributions of the Fund’s net capital gains (“capital gain dividends”), if any, are taxable to shareholders as capital gains, regardless of the length of time shares have been held by shareholders. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder of the Fund (assuming the shares are held as a capital asset). A corporation that owns Fund shares generally will not be entitled to the dividends received deduction with respect to all of the dividends it receives from the Fund. Fund dividend payments that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction. There can be no assurance as to what portion of Fund dividend payments may be classified as qualifying dividends. The determination of the character for U.S. federal income tax purposes of any distribution from the Fund (i.e. ordinary income dividends, capital gains dividends, qualified dividends or return of capital distributions) will be made as of the end of the Fund’s taxable year. Generally, no later than 60 days after the close of its taxable year, the Fund will provide shareholders with a written notice designating the amount of any capital gain distributions and any other distributions.

The Fund will inform its shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on September 11, 2015. The Trustees have authorized an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders.

The Amended and Restated Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. The Fund offers four classes of shares: Class A, Class C, Class I, and Class L shares. The Fund offers Class A, Class C, and Class I shares each by a different prospectus. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses”. Certain share class details are set forth in “Plan of Distribution”.

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The following table shows the amounts of Fund Shares that have been authorized and are outstanding as of the date of this Prospectus:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Shown Under (3)
Shares of Beneficial Interest	Unlimited	None	[ ____]

Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to accrue dividend distributions daily and make payment to its shareholders no less frequently than monthly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the same class of the Fund. See “Dividend Reinvestment Policy.” The 1940 Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates. However, upon written request to the Fund’s Transfer Agent, a share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Fund’s Transfer Agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. The Fund’s Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Other Class of Shares. The Fund offers Class A, Class C, and Class I shares each by a different prospectus. Class A, Class C, and Class I shares each have different investment minimums, and are subject to sales charges (Class A) and distribution and/or shareholder servicing fee (Class C and Class L shres).

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Amended and Restated Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board, and could have the effect of depriving the Fund’s shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s asset, or liquidation. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

PLAN OF DISTRIBUTION

ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Fund’s principal underwriter and acts as the distributor of the Fund’s shares on a best efforts basis, subject to various conditions. The Fund’s shares are offered for sale through the Distributor at net asset value. The Distributor also may enter into selected dealer agreements with other broker dealers for the sale and distribution of the Fund’s shares, including with affiliates of the Advisor. In reliance on Rule 415, the Fund intends to offer to sell up to $[____] of its shares, on a continual basis, through the Distributor. No arrangement has been made to place funds received in an escrow, trust or similar account. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use its reasonable efforts to sell the shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares. Class L shares are subject to a Distribution Fee of 0.25%.

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The Distributor has entered into a “wholesaling” agreement with Bluerock Capital Markets, LLC (“BCM”), a registered broker-dealer and an affiliate of the Advisor. Pursuant to the terms of the wholesaling agreement, BCM will seek to market and otherwise promote the Fund through various “wholesale” distribution channels, including regional and independent retail broker-dealers.

The Advisor or its affiliates, in the Advisor’s discretion and from their own resources, may pay additional compensation to brokers or dealers in connection with the sale and distribution of Fund shares (the “Additional Compensation”). In return for the Additional Compensation, the Fund may receive certain marketing advantages including access to a broker’s or dealer’s registered representatives, placement on a list of investment options offered by a broker or dealer, or the ability to assist in training and educating the broker’s or dealer’s registered representatives. The Additional Compensation may differ among brokers or dealers in amount or in the manner of calculation and payments of Additional Compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the broker or dealer, or determined in some other manner. The receipt of Additional Compensation by a selling broker or dealer may create potential conflicts of interest between an investor and its broker or dealer who is recommending the Fund over other potential investments. Additionally, the Fund may pay a servicing fee to the selected securities dealers and other financial industry professionals for providing ongoing broker-dealer services in respect of shareholders. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request.

The Fund and the Advisor have agreed to indemnify the Distributor against certain liabilities, including liabilities under the Securities Act of 1933, or to contribute to payments the Distributor may be required to make because of any of those liabilities. Such agreement does not include indemnification of the Distributor against liability resulting from willful misfeasance, bad faith or gross negligence on the part of the Distributor in the performance of its duties or from reckless disregard by the Distributor of its obligations and duties under the Distribution Agreement. The Distributor may, from time to time, engage in transactions with or perform services for the Advisor and its affiliates in the ordinary course of business.

Prior to the initial public offering of shares, the Advisor purchased shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

Purchasing Shares

Investors may purchase shares directly from the Fund in accordance with the instructions below. Investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by DST Systems, Inc., the Fund’s Transfer Agent. The returned check and stop payment fee is currently $25. Investors may buy and sell shares of the Fund through financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Orders will be priced at the appropriate price next computed after it is received by a Financial Intermediary and accepted by the Fund. A Financial Intermediary may hold shares in an omnibus account in the Financial Intermediary’s name or the Financial Intermediary may maintain individual ownership records. The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide in connection with processing your transaction order or maintaining an investor’s account with them. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements. Financial Intermediaries are responsible for placing orders correctly and promptly with the Fund, forwarding payment promptly. Orders transmitted with a Financial Intermediary before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, will be priced based on the Fund’s NAV next computed after it is received by the Financial Intermediary.

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By Mail

To make an initial purchase by mail, complete an account application and mail the application, together with a check made payable to the Fund to:

Bluerock Institutional Mortgage Income Fund
c/o DST Systems, Inc.

PO Box 219169

Kansas City, MO 64121

All checks must be in US Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will neither accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares, nor post-dated checks, post-dated on-line bill pay checks, or any conditional purchase order or payment.

The Transfer Agent will charge a $25 fee against an investor’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

By Wire — Initial Investment

To make an initial investment in the Fund, the Transfer Agent must receive a completed account application before an investor wires funds. Investors may mail or overnight deliver an account application to the Transfer Agent. Upon receipt of the completed account application, the Transfer Agent will establish an account. The account number assigned will be required as part of the instruction that should be provided to an investor’s bank to send the wire. An investor’s bank must include both the name of the Fund, the account number, and the investor’s name so that monies can be correctly applied. If you wish to wire money to make an investment in the Fund, please call the Fund at 1-844-819-8287 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds. The bank should transmit funds by wire to:

ABA #: (number provided by calling toll-free number above)
Credit: DST Systems, Inc.
Account #: (number provided by calling toll-free number above)
Further Credit:
Bluerock Institutional Mortgage Income Fund
(shareholder registration)
(shareholder account number)

By Wire — Subsequent Investments

Before sending a wire, investors must contact DST Systems, Inc. to advise them of the intent to wire funds. This will ensure prompt and accurate credit upon receipt of the wire. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund, and its agents, including the Transfer Agent and custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Automatic Investment Plan — Subsequent Investments

You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $10,000 on specified days of each month into your established Fund account. Please contact the Fund at 1-844-819-8287 for more information about the Fund’s Automatic Investment Plan.

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By Telephone

Investors may purchase additional shares of the Fund by calling 1-844-819-8287. If an investor elected this option on the account application, and the account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. Banking information must be established on the account prior to making a purchase. Orders for shares received prior to 4 p.m. Eastern time will be purchased at the appropriate price calculated on that day.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

In compliance with the USA Patriot Act of 2001, the Transfer Agent will verify certain information on each account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, investors must supply full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Investors may call the Transfer Agent at 1-844-819-8287 for additional assistance when completing an application.

If the Administrator does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund also may reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Share Class Considerations

When selecting a share class, you should consider the following:

●	which share classes are available to you;

●	the amount you intend to invest;

●	how long you expect to own the shares; and

●	total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Class L Shares

Class L shares are sold at the prevailing NAV per Class L share and are subject to an upfront sales charge. The following additional features should also be taken into account when purchasing Class L shares:

●	a minimum initial investment of $2,500 for regular accounts and $1,000 for retirement plan accounts, and a minimum subsequent investment of at least $100 for regular accounts and $50 for retirement plan accounts;

●	a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to Class L shares;

●	a Distribution Fee which will accrue at an annual rate equal to 0.25% of the average daily net assets of the Fund attributable to Class L shares; and

Investors purchasing Class L shares will pay a sales load based on the amount of their investment in the Fund. The sales load payable by each investor depends upon the amount invested by such investor in the Fund, but may range from 0.00% to 4.25%, as set forth in the table below. A reallowance to participating broker-dealers will be made by the Distributor from the sales load paid by each investor. A portion of the sales load, up to 0.75%, is paid to the Fund’s dealer manager (the “Dealer Manager Fee”). The following sales loads apply to your purchases of shares of the Fund:

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Amount Purchased	Dealer Reallowance*	Dealer Manager Fee	Broker Commission/Total Reallowance
Under $250,000	3.50%	0.75%	4.25%
$250,000 to $499,999	2.50%	0.75%	3.25%
$500,000-$999,999	1.50%	0.50%	2.00%
$1,000,000 and Above	1.00%	0.25%	1.25%

Share Conversion

For investors owning Class L shares, these shares may be convertible into Class I shares if (i) the broker/dealer or other financial intermediary responsible for the shareholder relationship requests such conversion, (ii) Class I shares are available to the broker dealer or financial intermediary, and (iii) the account would have been eligible to purchase Class I shares. More detailed information on Class I shares and the related investment minimums and other restrictions is available in the Fund’s Class I prospectus.

Right of Accumulation

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class L shares of the Fund as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

●	an individual;

●	an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or

●	a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Internal Revenue Code, including related plans of the same employer.

You may add the current value of all of your existing investments in the Fund and other funds advised by the Advisor or its affiliates (collectively, “Bluerock Family Funds”) to determine the front-end sales charge to be applied to your current Class A purchase. Only balances currently held entirely at the Bluerock Family Funds or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge. You may include the value of Bluerock Family Funds’ investments held by the members of your immediately family, including the value of Bluerock Family Funds’ investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such balances are also currently held entirely at the Bluerock Family Funds or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase. The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater. The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV. If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current purchase broker-dealer.

If you plan to rely on this right of accumulation, you must notify the Fund’s distributor at the time of your purchase. You will need to give the Distributor your account numbers. Existing holdings of family members of other related accounts of a shareholder may be combined for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

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Letter of Intent

The letter of intent allows you to count all investments within a 13-month period in Class L shares of the Fund as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude the Fund from discontinuing sales of its shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase. To determine the applicable sales charge reduction, you also may include (1) the cost of Class L shares of the Fund which were previously purchased at a price including a front end sales charge during the 90-day period prior to the Distributor receiving the letter of intent, and (2) the historical cost of shares of other Funds you currently own acquired in exchange for Class L shares, respectively, the Fund purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Fund, the transfer agent and any financial intermediaries may not maintain this information. Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

Shareholder Service Expenses

The Fund has adopted a “Shareholder Services Plan” with respect to its Class L shares under which the Fund may compensate financial industry organizations for providing ongoing administration of client accounts with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request. Under the Shareholder Services Plan, the Fund, with respect to its Class L shares, may incur expenses on an annual basis equal up to 0.25% of its average net assets attributable to Class L shares. Because these fees are paid from the Fund’s assets on an ongoing basis they will increase your costs overtime and may cost you more than paying other types of sales charges.

Distribution Plan

The Fund, with respect to its Class L shares, is authorized under a “Distribution Plan” to pay to the Distributor a Distribution Fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class L shares. The Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset based distribution fees. Under the Distribution Plan, the Fund pays the Distributor a Distribution Fee at an annual rate of 0.25% of average daily net assets attributable to Class L shares. Because these fees are paid from the Fund’s assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges.

LEGAL MATTERS

Certain legal matters in connection with the shares will be passed upon for the Fund by Thompson Hine, LLP 41 South High Street, Suite 1700, Columbus, Ohio 43215-6101.

REPORTS TO SHAREHOLDERS

The Fund sends to its shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate annual and semi-annual reports by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household. A shareholder must call 1-844-819-8287 to discontinue householding and request individual copies of these documents. Once the Fund receives notice to stop householding, individual copies will be sent beginning thirty days after receiving your request. This policy does not apply to account statements.

 39

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

RSM US LLP is the independent registered public accounting firm for the Fund and audits the Fund’s financial statements. RSM US LLP is located at 555 Seventeenth Street, Suite 1000, Denver, CO 80202.

ADDITIONAL INFORMATION

The Prospectus and the SAI do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC (file No. 333-206988). The complete Registration Statement may be obtained from the SEC at www.sec.gov. See the cover page of this prospectus for information about how to obtain a paper copy of the Registration SAI without charge.

 40

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Investment Objective and Policies
Repurchases and Transfers of Shares
Management of the Fund
Codes of Ethics
Proxy Voting Policies and Procedures
Control Persons and Principal Holders
Investment Advisory and Other Services
Portfolio Manager
Allocation of Brokerage
Tax Status
Other Information
Independent Registered Public Accounting Firm
Financial Statements

41

NOTICE OF PRIVACY POLICY & PRACTICES

Rev. February 2018

PRIVACY NOTICE
FACTS	WHAT DOES THE BLUEROCK INSTITUTIONAL MORTGAGE INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we may continue to share your personal information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Bluerock Institutional Mortgage Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Bluerock Institutional Mortgage Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-844-819-8287

Who we are
Who is providing this notice?	Bluerock Institutional Mortgage Income Fund

42

What we do
How does Bluerock Institutional Mortgage Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Bluerock Institutional Mortgage Income Fund collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates' everyday business purposes – information about your creditworthiness

■     Affiliates from using your information to market to you

■     Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Bluerock Institutional Mortgage Income Fund does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

■    Bluerock Institutional Mortgage Income Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Bluerock Institutional Mortgage Income Fund doesn’t jointly market.

43

 BLUEROCK INSTITUTIONAL MORTGAGE INCOME FUND

Class L Shares ([___]) of Beneficial Interest

PROSPECTUS

[______], 2018

Investment Advisor

Bluerock Credit Fund Advisor, LLC

Sub-Advisors

RREEF America L.L.C.

Mercer Investment Management, Inc.

All dealers that buy, sell or trade the Fund's shares, whether or not participating in this offering, may be required to deliver a prospectus when acting on behalf of the Fund's Distributor.

You should rely only on the information contained in or incorporated by reference into this prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

44

The information in this Statement of Additional Information is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

STATEMENT OF ADDITIONAL INFORMATION

Class A Shares ([___]), Class C Shares ([___]), Class I Shares ([____]), and Class L Shares ([____])

of Beneficial Interest

BLUEROCK INSTITUTIONAL MORTGAGE INCOME FUND

Principal Executive Offices

712 Fifth Avenue, 9th Floor

New York, NY 10099

1-844-819-8287

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI should be read in conjunction with the Class A, Class C, Class I and Class L shares prospectuses of Bluerock Institutional Mortgage Income Fund, each dated [___], 2018 (“Prospectus”), which may be supplemented from time to time. The Prospectuses are hereby incorporated by reference into this SAI (legally made a part of this SAI). Capitalized terms used but not defined in this SAI have the meanings given to them in the Prospectuses. This SAI does not include all information that a prospective investor should consider before purchasing the Fund’s securities.

You should obtain and read the relevant share class Prospectus and any related Prospectus supplement prior to purchasing any of the Fund’s securities. A copy of the Prospectus may be obtained without charge by calling the Fund toll-free at 1-844-819-8287 or by visiting http://www.bluerockfunds.com. Information on the website is not incorporated herein by reference. The registration statement of which the Prospectus is a part can be reviewed and copied at the Public Reference Room of the U.S. Securities and Exchange Commission (“SEC”) at 100 F Street NE, Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090. The Fund’s filings with the SEC also are available to the public on the SEC’s Internet web site at www.sec.gov. Copies of these filings may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549.

Investment Advisor | Bluerock Credit Fund Advisor, LLC The date of this SAI is [ ], 2018

General Information And History	1
Investment Objectives And Policies	1
Repurchases And Transfers Of Shares	16
Management Of The Fund	22
Codes Of Ethics	28
Proxy Voting Policies And Procedures	28
Control Persons And Principal Holders	28
Investment Advisory And Other Services	29
Portfolio Managers	31
Allocation Of Brokerage	35
Tax Status	35
Other Information	37
Independent Registered Public Accounting Firm	38
Financial Statements	38
Appendix A	39

i

General Information And History

Bluerock Institutional Mortgage Income Fund is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund (the “Fund” or the “Trust”). The Fund was organized as a Delaware statutory trust on September 11, 2015. The Fund’s principal office is located at c/o ALPS Fund Services, Inc. (“ALPS”), 1290 Broadway, Suite 1100, Denver, CO 80203, and its telephone number is 1-844-819-8287. The investment objective and principal investment strategies of the Fund, as well as the principal risks associated with the Fund’s investment strategies, are set forth in the Prospectus. Certain additional investment information is set forth below. The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate, on a class-specific basis, equally with other shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Fund offers four classes of shares: Class A, Class C, Class I and Class L shares. Each class of shares is offered by separate prospectuses. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different (or no) distribution and shareholder servicing fees; (iii) each class of shares may have different shareholder features, such as minimum investment amounts; (iv) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (v) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

Investment Objectives And Policies

Investment Objective

The Fund’s primary investment objective is to generate attractive, long-term risk-adjusted returns, with an emphasis on current income with lower volatility and lower correlation to the broader markets.

Fundamental Policies

The Fund’s stated fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund (the shares), are listed below. For the purposes of this SAI, “majority of the outstanding voting securities of the Fund” means the vote, at an annual or special meeting of shareholders, duly called, (a) of 67% or more of the shares present at such meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or (b) of more than 50% of the outstanding shares, whichever is less. The Fund may not:

(1) Borrow money, except to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”) (which currently limits borrowing to no more than 33-1/3% of the value of the Fund’s total assets, including the value of the assets purchased with the proceeds of its indebtedness, if any). The Fund may borrow for investment purposes, for temporary liquidity, or to finance repurchases of its shares.

(2) Issue senior securities, except to the extent permitted by Section 18 of the 1940 Act (which currently limits the issuance of a class of senior securities that is indebtedness to no more than 33-1/3% of the value of the Fund’s total assets or, if the class of senior security is stock, to no more than 50% of the value of the Fund’s total assets).

(3) Purchase securities on margin, but may sell securities short and write put and call options.

(4) Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the “Securities Act”) in connection with the disposition of its portfolio securities. The Fund may invest in restricted securities (those that must be registered under the Securities Act before they may be offered or sold to the public) to the extent permitted by the 1940 Act.

(5) Invest more than 25% of the market value of its assets in the securities of companies or entities engaged in any one industry, except the real estate industry. This limitation does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities. Under normal circumstances, the Fund invests over 25% of its assets in real estate-related investments.

(6) Purchase or sell commodities, commodity contracts, including commodity futures contracts, unless acquired as a result of ownership of securities or other investments, except that the Fund may invest in securities or other instruments backed by or linked to commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities, and may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts.

(7) Make loans to others, except (a) where each loan is represented by a note executed by the borrower, (b) through the purchase of debt securities in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, and (d) by loaning portfolio securities.

Other Fundamental Policies

(1) In addition, the Fund has adopted a fundamental policy that it will make quarterly repurchase offers for no less than for 5% of the Fund’s shares outstanding at net asset value (“NAV”) less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th is not a business day.

(2) The Fund may invest in real estate or interests in real estate, securities that are secured by or represent interests in real estate (e.g. mortgage loans evidenced by notes or other writings defined to be a type of security), mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

If a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

Non-Fundamental Policies

The following are additional investment limitations of the Fund and may be changed by the Board of Trustees (the “Board” or “Trustees”) without shareholder approval.

(1) 80% Investment Policy. The Fund has adopted a policy to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in both private and public real estate-related debt instruments and securities secured by real estate (“Mortgages”). Shareholders of the Fund will be provided with at least 60 days prior notice of any change in the Fund’s 80% policy. The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: “Important Notice Regarding Change in Investment Policy.” The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

If a restriction on a Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of a Fund’s investment portfolio, resulting from changes in the value of a Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

Certain Portfolio Securities and Other Operating Policies

As discussed in the Prospectus, the Fund invests in institutional private debt investments consisting of secured first and second mortgage loans, secured mezzanine loans, secured construction or transitional loans, and preferred equity investments, and in public real estate-related debt instruments and securities. No assurance can be given that any or all investment strategies, or the Fund’s investment program, will be successful. The Fund’s investment advisor is Bluerock Credit Fund Advisor, LLC (the “Advisor”). The Advisor is responsible for allocating the Fund’s assets among various securities using its investment strategies, subject to policies adopted by the Fund’s Board of Trustees. Additional information regarding the types of securities and financial instruments is set forth below.

Institutional Private and Public Real Estate Investments

The Fund pursues its investment objectives by investing in institutional private investments consisting of secured first and second mortgage loans, secured mezzanine loans, secured construction or transitional loans, and preferred equity investments, and in public real estate-related debt instruments and securities. The Fund intends to invest in institutional debt secured by high quality, desirable properties sponsored by experienced, financially sound borrowers, and located primarily in major and select regional markets within the United States. The Fund will seek to build a diversified portfolio of real estate debt investments based on property type, geography, sponsorship, lifecycle and capital structure. The public real estate debt investments are expected to consist of mortgage backed securities (MBS), mortgage real estate investment trusts (Mortgage REITs), collateralized loan obligations (CLOs), and other commercial real estate (CRE) backed debt securities.

In addition to diversification across property type and geographic markets, the debt instruments and securities in which the Fund invests may diversify by differing underlying economic drivers, including anticipated job growth, population growth or inflation. No specific limits have been established within the Fund’s investment guidelines for property type and geographic investments; however, many of the debt instruments and securities in which the Fund invests have NAV limitations for any one individual property relative to the NAV of the underlying investment’s overall portfolio. While some institutional asset managers will seek diversification across property types, The Fund may make investments which have a more specific focus and utilize an investment strategy related to expertise within specific or multiple property categories, rather than seeking diversification.

The debt instruments and securities in which the Fund invests may utilize leverage, pursuant to their operative documents, as a way to seek or enhance returns. Dependent upon the investment strategy, geographic focus and/or other economic or property specific factors, each such investment will have differing limitations on the utilization of leverage. Such limitations are specific to the respective debt instrument or security and may apply to an overall portfolio limitation as well as a property specific limitation. The Fund intends to limit its borrowing and the overall leverage of its portfolio to an amount that does not exceed 33 1/3% of the Fund’s gross asset value.

Money Market Instruments

The Fund may invest, for defensive purposes or otherwise, some or all of its assets in high quality fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Fund or Sub-Advisor deems appropriate under the circumstances. Pending allocation of this offering proceeds and thereafter, from time to time, the Fund also may invest in these instruments and Other Public Investment Vehicles. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation (the “FDIC”), and repurchase agreements.

Mortgage-Related Securities

Mortgage-Backed Securities (“MBS”). The Fund may invest in a variety of mortgage-related securities issued by government agencies or other governmental entities or by private originators or issuers. Mortgage-related securities include mortgage pass-through securities, residential mortgage-backed securities (“RMBS”), collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”), mortgage dollar rolls, CMO residuals, adjustable rate mortgage-backed securities (“ARMBSs”), stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal before the security's maturity date due to voluntary prepayments, refinancings, or foreclosures on the underlying mortgage loans.

RMBS are a type of mortgage backed security that is backed by mortgages on residential real estate. Credit-related risk on RMBS arises from losses due to delinquencies and defaults by the borrowers in payments on the underlying mortgage loans and breaches by originators and servicers of their obligations under the underlying documentation pursuant to which the RMBS are issued. The rate of delinquencies and defaults on residential mortgage loans and the aggregate amount of the resulting losses will be affected by a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower's equity in the mortgaged property and the individual financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure on the related residential property may be a lengthy and difficult process involving significant legal and other expenses. The net proceeds obtained by the holder on a residential mortgage loan following the foreclosure on the related property may be less than the total amount that remains due on the loan. The prospect of incurring a loss upon the foreclosure of the related property may lead the holder of the residential mortgage loan to restructure the residential mortgage loan or otherwise delay the foreclosure process. RMBS backed by non-performing loans, issued prior to 2008 typically have below investment grade ratings. Newly issued RMBS backed by performing loans, typically backed by jumbo prime loans have investment grade and below investment grade ratings at issuance. Non-performing RMBS performance is largely dependent on the servicer’s ability to work out loans in a timely manner with low loss severities; the quicker a loan is worked out and the lower the loss severity, the better the performance of the security. Performing newly issued jumbo prime RMBS are typically backed by high quality loans with LTV’s less than 65% and borrower FICO scores in excess of 765. Credit risk is limited given the high quality of the borrowers and the low leverage of the loans; risks potentially include variation in expected timing of loan payoff due to changes in interest rates, geographic concentration and ability of originators to fulfill repurchase obligations should there be breaches of representations and warranties.

CMBS are a type of mortgage-backed security that is secured by a single commercial mortgage loan or a pool of commercial real estate loans. Like all mortgage-backed securities, CMBS are subject to all of the risks of the underlying mortgage loans. Because they are not standardized, CMBS can be difficult to value. Commercial real estate loans are secured by multifamily or commercial property and are subject to risks of delinquency and foreclosure. Commercial Loans backed by income producing properties including multifamily, retail, office, hotel, industrial, self-storage and mixed-use properties. Loans typically have loan-to-value ratios (“LTVs”) less than 70% and debt service coverage ratios (“DSCRs”) in excess of 1.25x and are first lien mortgages. B-Notes are junior portions of first mortgages that typically have LTVs in excess of 70% and DSCRs less than 1.25x. Mezzanine loans are secured by the borrower’s interest and typically have LTV’s in excess of 70% and DSCRs less than 1.25x. Non-performing Loans are loans where the borrower has failed to make mortgage payments typically in excess of 90 days and are in special servicing. Investment grade CMBS carry investment grade ratings, i.e. in excess of BBB-, and have greater credit support or protection against losses relative to below investment grade CMBS that have ratings of BB+ and below. To the extent the loans backing CMBS deals become delinquent the ability for the special servicer to mitigate loss severity in concert with the amount of credit support afforded the bonds will govern bond credit performance. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. Commercial loan risks include failure of the borrower to be able to make debt service payments due to a decline in net operating income or the inability for the property to refinance at its maturity date, typically due to rising capitalization rates and / or a combination of declining net operating income and increasing capitalization rates. Whole loans have the most conservative underwriting parameters and therefore typically exhibit lower risk relative to B-Notes, Mezzanine loans and Non-performing loans which carry higher leverage, lower debt service coverage and may not be the most senior outstanding debt. If the net operating income of the property is reduced, the borrower's ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things: tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expenses or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, and changes in governmental rules, regulations and fiscal policies, including environmental legislation, natural disasters, terrorism, social unrest and civil disturbances.

The Fund may have investments in below-investment grade RMBS and CMBS securities. Below-investment grade securities involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities affected and a decline in the NAV of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below-investment grade issuers frequently experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below-investment grade debt securities are generally less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change can be expected to result in significant volatility of prices for these securities. Rating services consider these securities to be speculative in nature.

Below-investment grade securities may be subject to market conditions, events of default or other circumstances which cause them to be considered “distressed securities.” Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to bear certain extraordinary expenses in order to protect and recover its investments in certain distressed securities. Therefore, to the extent the Fund seeks investment returns through such securities, the Fund’s ability to achieve current income for its stockholders may be diminished. The Fund also is subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the securities or a payment of some amount in satisfaction of the obligation).

Collateralized Mortgage Obligations. A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA and their income streams. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including prepayments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full. CMOs may be less liquid and may exhibit greater price volatility than other types of securities.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. The cash flow generated by the mortgage assets underlying a series of a CMO is applied first to make required payments of principal and interest on the CMO and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest- only (“IO”) class of stripped mortgage-backed securities (described below). In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual. CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. CMO residuals may, or pursuant to an exemption therefrom, may not, have been registered under the Securities Act. CMO residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability.

Mortgage Pass-Through Securities. Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities' weighted average life. Some mortgage pass-through securities (such as securities guaranteed by Ginnie Mae) are described as "modified pass-through securities. " These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities (ARMBSs) in which the Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Private Mortgage Pass-Through Securities. Private mortgage pass-through securities are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities discussed below and are issued by United States and foreign private issuers such as originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae and Freddie Mac, such securities generally are structured with one or more types of credit enhancement.

Mortgage assets often consist a pool of assets representing the obligations of a number of different parties. There are usually fewer properties in a pool of assets backing commercial mortgage-backed securities than in a pool of assets backing residential mortgage-backed securities hence they may be more sensitive to the performance of fewer mortgage assets. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. The Fund will not pay any fees for credit support, although the existence of credit support may increase the price of a security.

Stripped Mortgage Securities. Stripped mortgage securities may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

Stripped mortgage securities usually are structured with two classes that receive different proportions of the interest and principal distribution of a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO " class). PO classes generate income through the accretion of the deep discount at which such securities are purchased, and, while PO classes do not receive periodic payments of interest, they receive monthly payments associated with scheduled amortization and principal prepayment from the mortgage assets underlying the PO class. The yield to maturity on a PO or an IO class security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A slower than expected rate of principal payments may have an adverse effect on a PO class security’s yield to maturity. If the underlying mortgage assets experience slower than anticipated principal repayment, the Fund may fail to fully recoup its initial investment in these securities. Conversely, a rapid rate of principal payments may have a material adverse effect on an IO class security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments or principal, the Fund may fail to fully recoup its initial investment in these securities.

The Fund may purchase stripped mortgage securities for income, or for hedging purposes to protect the Fund’s portfolio against interest rate fluctuations. For example, since an IO class will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. Additionally, IOs have negative durations, which mean that their prices are negatively correlated with the prices of other traditional fixed income securities. IOs increase in price as rates rise and fall as rates drop. IOs provide investors with the ability to reduce duration risk of traditional fixed income securities that generally have positive durations.

The Fund may purchase Government-Sponsored Enterprise Mortgage Servicing Rights (“GSE MSRs”). MSRs receive 25 bps in servicing revenue and pay approximately 6 bps in servicing revenues, both as a percentage of the unpaid principal balance of the servicing rights. Similar to IOs, MSRs have negative duration and decline in value as interest rates fall, but increase in value as interest rates rise. Similar to loans, MSRs “pay-off” and the entire value of the MSR is written down to zero. MSRs are more likely to pay off when interest rates decline and the underlying loans refinance. Generally, adding new MSRs helps offset losses as new MSRs are acquired more cheaply than existing MSRs in the market and are expected to be outstanding longer due to the lower interest rate of the underlying mortgages, if rates are lower.

General Risks Related to Mortgage-Related Securities.

The following is a summary of principal risks associated with Mortgage-Related Securities:

Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to an agency or government sponsored enterprise (such as Fannie Mae or Freddie Mac) if necessary in the future. Certain mortgage-related securities are guaranteed by a third party, which may default.

Interest Rate Sensitivity. If the Fund purchases a mortgage-related security at a premium, a portion of that investment may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict with certainty the security’s return to the Fund.

Liquidity. The liquidity of certain mortgage-backed securities varies by type of security; at certain times the Fund may encounter difficulty in disposing of such investments. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity when disfavored by the market. It is possible that the Fund may be unable to sell a mortgage-backed security at a desirable time or at the value the Fund has placed on the investment.

Market Value. The value of a mortgage-related security may decline when interest rates rise. Furthermore, the market value of the Fund’s adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates. When the market value of the properties underlying the Mortgage-Backed Securities suffer broad declines on a regional or national level, the values of the corresponding Mortgage-Backed Securities or Mortgage-Backed Securities as a whole, may be adversely affected as well.

Prepayments. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. To the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Government Agency, Government Sponsored Enterprise, and Private Issuers

A principal governmental guarantor of mortgage pass-through securities is the Government National Mortgage Association (“Ginnie Mae” or “GNMA”). Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgage loans is assembled and after being approved by Ginnie Mae, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include Fannie Mae and Freddie Mac. Fannie Mae is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Treasury.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a U.S. government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned by stockholders. Freddie Mac issues Participation Certificates ("PCs "), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Fund’s quality standards. Securities issued by certain private organizations may not be readily marketable.

Events Regarding Fannie Mae and Freddie Mac Securities. On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. In 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. In 2009, the U.S. Treasury further amended the Senior Preferred Stock Purchase Agreement to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. In August 2012, the Senior Preferred Stock Purchase Agreement was further amended to, among other things, accelerate the wind down of the retained portfolio, terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment, and require the submission of an annual risk management plan to the U.S. Treasury.

Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of Fannie Mae or Freddie Mac because FHFA views repudiation as incompatible with the goals of the conservatorship.

In addition, certain rights provided to holders of mortgage-backed securities issued by Fannie Mae and Freddie Mac under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for Fannie Mae and Freddie Mac mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of Fannie Mae or Freddie Mac, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace Fannie Mae or Freddie Mac as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which Fannie Mae or Freddie Mac is a party, or obtain possession of or exercise control over any property of Fannie Mae or Freddie Mac, or affect any contractual rights of Fannie Mae or Freddie Mac, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate Fannie Mae and Freddie Mac. Notably, the plan does not propose similar significant changes to Ginnie Mae, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of Fannie Mae and Freddie Mac, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.

The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mac, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by the Fund.

Other Investment Companies

The Fund may invest in securities of other investment companies, including exchange-traded funds (“ETFs”). The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests, in addition to the management fees (and other expenses) paid by the Fund. The Fund’s investments in other investment companies are subject to statutory limitations prescribed by the 1940 Act, including in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in the securities of all investment companies. In addition, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½%. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Advisor acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Further, the Fund may rely on Rule 12d1-3, which allows unaffiliated investment companies to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority (“FINRA”) for funds of funds. Many ETFs, however, have obtained exemptive relief from the SEC to permit unaffiliated funds (such as the Fund) to invest in their shares beyond these statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. The Fund may rely on these exemptive orders in investing in ETFs.

ETFs are shares of unaffiliated investment companies issuing shares which are traded like traditional equity securities on a national stock exchange. Much like an index mutual fund, an ETF represents a portfolio of securities, which is often designed to track a particular market segment or index. An investment in an ETF, like one in any investment company, carries the same risks as those of its underlying securities. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF’s shares may fluctuate or lose money. In addition, because they, unlike other investment companies, are traded on an exchange, ETFs are subject to the following risks: (i) the market price of the ETF’s shares may trade at a premium or discount to the ETF’s net asset value; (ii) an active trading market for an ETF may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the Fund’s shares could also be substantially and adversely affected.

Although not a principal investment strategy, the Fund may not invest more than 10% of its assets in private funds employing hedging strategies (commonly known as “hedge funds”, i.e., investment funds that would be investment companies but for the exemptions under Rule 3(c)(1) or 3(c)(7) under the 1940 Act). Among other things, the hedge funds may invest in U.S. and non-U.S. equity and debt securities and may engage in leverage, short selling and derivative transactions. Hedge funds typically offer their securities privately without registration under the Securities Act of 1933, in large minimum denominations (often at least $1 million) to a limited number of high net worth individual and institutional investors hedge funds are not registered as investment companies under the 1940 Act pursuant to an exemption from registration under the 1940 Act.

Typically, investment managers of hedge funds are compensated through asset-based fees and incentive-based allocations. The hedge funds employ a variety of “alternative” investment strategies to achieve attractive risk-adjusted returns (i.e., returns adjusted to take into account the volatility of those returns) with low correlation to the broad equity and fixed-income markets. “Alternative” investment strategies, unlike “relative return strategies,” are generally managed without reference to the performance of equity, debt and other markets. Alternative investment strategies permit the managers of hedge funds to use leveraged or short sale positions to take advantage of perceived inefficiencies in the global capital markets. Alternative investment strategies differ from the investment programs of traditional registered investment companies, such as mutual funds. “Traditional” investment companies are generally characterized by long-only investments and restricted use of leverage.

Special Investment Techniques

The Fund may use a variety of special investment instruments and techniques to hedge against various risks or other factors and variables that may affect the values of the Fund’s portfolio securities. The Fund may employ different techniques over time, as new instruments and techniques are introduced or as a result of regulatory developments. Some special investment techniques that Fund may use may be considered speculative and involve a high degree of risk, even when used for hedging purposes. A hedging transaction may not perform as anticipated, and the Fund may suffer losses as a result of its hedging activities.

Derivatives

Generally. The Fund may engage in transactions involving options and futures and other derivative financial instruments. Derivatives can be volatile and involve various types and degrees of risk. By using derivatives, the Fund may be permitted to increase or decrease the level of risk, or change the character of the risk, to which the portfolio is exposed.

A small investment in derivatives could have a substantial impact on the Fund’s performance. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant and rapid changes in the prices for derivatives. If the Fund were to invest in derivatives at an inopportune time, or the Advisor evaluates market conditions incorrectly, the Fund’s derivative investment could negatively impact the Fund’s return, or result in a loss. In addition, the Fund could experience a loss if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Options and Futures. The Fund may engage in the use of options and futures contracts, including options on baskets of specific securities, or other derivative instruments written by broker-dealers or other financial intermediaries. These transactions may be effected on securities exchanges or in the over-the-counter market, or they may be negotiated directly with counterparties. In cases where instruments are purchased over-the-counter or negotiated directly with counterparties, the Fund is subject to the risk that the counterparty will be unable or unwilling to perform its obligations under the contract. These transactions may also be illiquid and, if so, it might be difficult to close out a position.

The Fund may purchase call and put options on specific securities. The Fund may also write and sell covered or uncovered call options for both hedging purposes and to pursue the Fund’s investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated price at any time before the option expires. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated price at any time before the option expires.

In a covered call option, the Fund owns the underlying security. The sale of such an option exposes the Fund to a potential loss of opportunity to realize appreciation in the market price of the underlying security during the term of the option. Using covered call options might expose the Fund to other risks, as well. For example, the Fund might be required to continue holding a security that the Fund might otherwise have sold to protect against depreciation in the market price of the security. The Fund is also exposed to price declines in the underlying security.

In an uncovered call option, the Fund does not own the underlying security. The sale of such an option exposes the Fund to potentially unlimited loss if the market for the instrument for which the call is written appreciates instead of depreciating. The Fund does not anticipate writing uncovered call options frequently.

Transactions using options, either covered or uncovered (other than options that the Fund has purchased), expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above (“uncovered”). The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to cover or segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

When writing options, the Fund may close its position by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. If the amount paid to purchase an option is less or more than the amount received from the sale, the Fund will, accordingly, realize a profit or loss. To close out a position as a purchaser of an option, the Fund would liquidate the position by selling the option previously purchased.

The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (the “CFTC”) by the Fund could cause the Fund to be a commodity pool, which would require the Fund to comply with certain rules of the CFTC. However, the Fund intends to conduct its operations to avoid regulation as a commodity pool. In connection with its management of the Fund, the Advisor has claimed such an exclusion from the definition of a commodity pool operator under the Commodity Exchange Act (“CEA”). Therefore, it is not subject to the registration and regulatory requirements of the CEA.

Successful use of futures also is subject to the Advisor’s ability to correctly predict movements in the relevant market. To the extent that a transaction is entered into for hedging purposes, successful use is also subject to the Advisor’s ability to evaluate the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

The Fund may also purchase and sell stock index futures contracts. A stock index futures contract obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract, multiplied by the difference between the settlement price of the contract on the contract’s last trading day, and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in those securities on the next business day. The Fund may purchase and sell interest rate futures contracts, which represent obligations to purchase or sell an amount of a specific debt security at a future date at a specific price.

Options on Securities Indexes. The Fund may purchase and sell call and put options on stock indexes listed on national securities exchanges or traded in the over-the-counter market for hedging or speculative purposes. A stock index fluctuates with changes in the market values of the stocks included in the index. Accordingly, successful use of options on stock indexes will be subject to the Advisor’s ability to correctly evaluate movements in the stock market generally, or of a particular industry or market segment. Uncovered call options expose the Fund to potentially unlimited liability. Uncovered put options expose the Fund to potential losses equal to the strike price of the put option less the premium received.

Swap Agreements. The Fund may enter into a variety of swap agreements, including equity, interest rate, and index swap agreements. The Fund is not limited to any particular form of swap agreement if the Advisor determines that other forms are consistent with the Fund’s investment objectives and policies. Swap agreements are contracts entered into by two parties (primarily institutional investors) for periods ranging from a few weeks to more than a year. In a standard swap transaction, the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Additional forms of swap agreements include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or “cap;” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or “floor;” and (iii) interest rate collars, under which a party sells a cap and purchases a floor (or vice versa) in an attempt to protect itself against interest rate movements exceeding certain minimum or maximum levels.

Generally, the Fund’s obligations (or rights) under a swap agreement will be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by the parties. The risk of loss is limited to the net amount of interest payments that a party is contractually required to make. As such, if the counterparty to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that it is entitled to receive.

Special Note Regarding Market Events

Events in the financial sector occurring on or about 2008 resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally. While entire markets were impacted, issuers that had exposure to the real estate, mortgage and credit markets were particularly affected. These events and the potential for future market turbulence may have an adverse effect on the Fund’s investments.

The instability in the financial markets led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets. Federal, state, and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets remains unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings.

Non-Diversified Status

Because the Fund is “non-diversified” under the 1940 Act, it is subject only to certain federal tax diversification requirements. Under federal tax laws, the Fund may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer. With respect to the remaining 50% of the Fund’s total assets, (i) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, and (ii) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. These tests apply at the end of each quarter of the taxable year and are subject to certain conditions and limitations under the Code. These tests do not apply to investments in United States Government Securities and regulated investment companies.

When-Issued, Delayed Delivery and Forward Commitment Securities

To reduce the risk of changes in securities prices and interest rates, the Fund may purchase securities on a forward commitment, when-issued or delayed delivery basis. This means that delivery and payment occur a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable with respect to such purchases are determined when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund may, if it is deemed advisable, sell the securities after it commits to a purchase but before delivery and settlement takes place.

Securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes (either real or anticipated) in the level of interest rates. Purchasing securities on a when-issued or delayed delivery basis can present the risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed delivery basis when the Fund is fully, or almost fully invested, results in a form of leverage and may cause greater fluctuation in the value of the net assets of the Fund. In addition, there is a risk that securities purchased on a when-issued or delayed delivery basis may not be delivered, and that the purchaser of securities sold by the Fund on a forward basis will not honor its purchase obligation. In such cases, the Fund may incur a loss.

Repurchases And Transfers Of Shares

Repurchase Offers

The Board has adopted a resolution setting forth the Fund’s fundamental policy that it will conduct quarterly repurchase offers (the “Repurchase Offer Policy”). The Repurchase Offer Policy sets the interval between each repurchase offer at one quarter and provides that the Fund shall conduct a repurchase offer each quarter (unless suspended or postponed in accordance with regulatory requirements). The Repurchase Offer Policy also provides that the repurchase pricing shall occur not later than the 14th day after the Repurchase Request Deadline or the next business day if the 14th day is not a business day. The Fund’s Repurchase Offer Policy is fundamental and cannot be changed without shareholder approval. The Fund may, for the purpose of paying for repurchased shares, be required to liquidate portfolio holdings earlier than the Advisor would otherwise have liquidated these holdings. Such liquidations may result in losses, and may increase the Fund’s portfolio turnover.

Repurchase Offer Policy Summary of Terms

1.	The Fund will make repurchase offers at periodic intervals pursuant to Rule 23c-3 under the 1940 Act, as that rule may be amended from time to time.

2.	The repurchase offers will be made in March, June, September and December of each year.

3.	The Fund must receive repurchase requests submitted by shareholders in response to the Fund’s repurchase offer on or before the date specified in the repurchase offer, which will be within 21 to 42 days of the date the repurchase offer is made (or the preceding business day if the New York Stock Exchange is closed on that day) (the “Repurchase Request Deadline”).

4.	The maximum time between the Repurchase Request Deadline and the next date on which the Fund determines the net asset value applicable to the purchase of shares (the “Repurchase Pricing Date”) is 14 calendar days (or the next business day if the fourteenth day is not a business day).

The Fund may not condition a repurchase offer upon the tender of any minimum amount of shares. The Fund may deduct from the repurchase proceeds a repurchase fee that is paid to the Fund and that is reasonably intended to compensate the Fund for expenses directly related to the repurchase. The repurchase fee may not exceed 2% of the proceeds. Generally, the Fund does not charge a repurchase fee. However, Class A shareholders who tender for repurchase Class A shares that were purchased in amounts of $1,000,000 or more and that have been held less than one year (365 days) following such shareholder’s initial purchase will be subject to a fee (an “Early Withdrawal Charge”) of 1.00% of the original purchase price of the shares repurchased by the Fund. Additionally, Class C shareholders who tender for repurchase Class C shares that have been held less than one year (365 days) following such shareholder’s initial purchase, will be subject to an Early Withdrawal Charge of 1.00% of the value of the original purchase price of the shares repurchased by the Fund. ALPS Distributors, Inc., the distributor may waive the imposition of the early withdrawal charge in the following shareholder situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the Early Withdrawal Charge will be waived at any time in the future or that such Early Withdrawal Charge will be waived for any other shareholder. Class I shares are not subject to an Early Withdrawal Charge.

Procedures:

All periodic repurchase offers must comply with the following procedures:

Repurchase Offer Amount: Each quarter, the Fund may offer to repurchase at least 5% and no more than 25% of the Fund’s outstanding shares on the Repurchase Request Deadline (the “Repurchase Offer Amount”). The Board of Trustees shall determine the quarterly Repurchase Offer Amount.

Shareholder Notification: At least 21 days before each Repurchase Request Deadline, the Fund shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification (“Shareholder Notification”) providing the following information:

1.	A statement that the Fund is offering to repurchase its shares from shareholders at net asset value;

2.	Any fees applicable to such repurchase, if any;

3.	The Repurchase Offer Amount;

4.	The dates of the Repurchase Request Deadline, Repurchase Pricing Date, and the date by which the Fund must pay shareholders for any shares repurchased (which shall not be more than seven days after the Repurchase Pricing Date) (the “Repurchase Payment Deadline”);

5.	The risk of fluctuation in net asset value between the Repurchase Request Deadline and the Repurchase Pricing Date, and the possibility that the Fund may use an earlier Repurchase Pricing Date;

6.	The procedures for shareholders to request repurchase of their shares and the right of shareholders to withdraw or modify their repurchase requests until the Repurchase Request Deadline;

7.	The procedures under which the Fund may repurchase such shares on a pro rata basis if shareholders tender more than the Repurchase Offer Amount;

8.	The circumstances in which the Fund may suspend or postpone a repurchase offer;

9.	The net asset value of the shares computed no more than seven days before the date of the notification and the means by which shareholders may ascertain the net asset value thereafter; and

10.	The market price, if any, of the shares on the date on which such net asset value was computed, and the means by which shareholders may ascertain the market price thereafter.

The Fund must file Form N-23c-3 (“Notification of Repurchase Offer’’) and three copies of the Shareholder Notification with the Securities and Exchange Commission (“SEC”) within three business days after sending the notification to shareholders.

Notification of Beneficial Owners: Where the Fund knows that shares subject of a repurchase offer are held of record by a broker, dealer, voting trustee, bank, association or other entity that exercises fiduciary powers in nominee name or otherwise, the Fund must follow the procedures for transmitting materials to beneficial owners of securities that are set forth in Rule 14a-13 under the Securities Exchange Act of 1934.

Repurchase Requests: Repurchase requests must be submitted by shareholders by the Repurchase Request Deadline. The Fund shall permit repurchase requests to be withdrawn or modified at any time until the Repurchase Request Deadline, but shall not permit repurchase requests to be withdrawn or modified after the Repurchase Request Deadline.

Repurchase Requests in Excess of the Repurchase Offer Amount: If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund shall repurchase the shares tendered on a pro rata basis. This policy, however, does not prohibit the Fund from:

1.	Accepting all repurchase requests by persons who own, beneficially or of record, an aggregate of not more than 100 shares and who tender all of their stock for repurchase, before prorating shares tendered by others, or

2.	Accepting by lot shares tendered by shareholders who request repurchase of all shares held by them and who, when tendering their shares, elect to have either (i) all or none or (ii) at least a minimum amount or none accepted, if the Fund first accepts all shares tendered by shareholders who do not make this election.

Suspension or Postponement of Repurchase Offers: The Fund shall not suspend or postpone a repurchase offer except pursuant to a vote of a majority of the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund, and only:

1.	If the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

2.	If the repurchase would cause the shares that are the subject of the offer that are either listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association;

3.	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary week-end and holiday closings, or during which trading in such market is restricted;

4.	For any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

5.	For such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

If a repurchase offer is suspended or postponed, the Fund shall provide notice to shareholders of such suspension or postponement. If the Fund renews the repurchase offer, the Fund shall send a new Shareholder Notification to shareholders.

Computing Net Asset Value: The Fund’s current net asset value per share (“NAV”) shall be computed no less frequently than weekly, and daily on the five business days preceding a Repurchase Request Deadline, on such days and at such specific time or times during the day as set by the Board of Trustees. Currently, the Board has determined that the Fund’s NAV shall be determined daily following the close of the New York Stock Exchange. The Fund’s NAV need not be calculated on:

1.	Days on which changes in the value of the Fund’s portfolio securities will not materially affect the current NAV of the shares;

2.	Days during which no order to purchase shares is received, other than days when the NAV would otherwise be computed; or

3.	Customary national, local, and regional business holidays described or listed in the Prospectus.

Liquidity Requirements: From the time the Fund sends a Shareholder Notification to shareholders until the Repurchase Pricing Date, a percentage of the Fund’s assets equal to at least 100% of the Repurchase Offer Amount (the “Liquidity Amount”) shall consist of assets that individually can be sold or disposed of in the ordinary course of business, at approximately the price at which the Fund has valued the investment, within a period equal to the period between a Repurchase Request Deadline and the Repurchase Payment Deadline, or of assets that mature by the next Repurchase Payment Deadline, and/or through access to a line of credit. This requirement means that individual assets must be salable under these circumstances. It does not require that the entire Liquidity Amount must be salable. In the event that the Fund’s assets fail to comply with this requirement, the Board of Trustees shall cause the Fund to take such action as it deems appropriate to ensure compliance and the Fund may rely upon its available line of credit to satisfy such liquidity amount.

Liquidity Policy: The Board of Trustees may delegate day-to-day responsibility for evaluating liquidity of specific assets to the Fund’s investment advisor, but shall continue to be responsible for monitoring the investment advisor’s performance of its duties and the composition of the portfolio. Accordingly, the Board of Trustees has approved this policy that is reasonably designed to ensure that the Fund’s portfolio assets are sufficiently liquid so that the Fund can comply with its fundamental policy on repurchases and comply with the liquidity requirements in the preceding paragraph.

1.	In evaluating liquidity, the following factors are relevant, but not necessarily determinative:

(a)	The frequency of trades and quotes for the security.

(b)	The number of dealers willing to purchase or sell the security and the number of potential purchasers.

(c)	Dealer undertakings to make a market in the security.

(d)	The nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offer and the mechanics of transfer).

(e)	The size of the fund’s holdings of a given security in relation to the total amount of outstanding of such security or to the average trading volume for the security.

(f)	The availability of the line of credit.

2.	If market developments impair the liquidity of a security, the investment advisor should review the advisability of retaining the security in the portfolio. The investment advisor should report the basis for its determination to retain a security at the next Board of Trustees meeting.

3.	The Board of Trustees shall review the overall composition and liquidity of the Fund’s portfolio on a quarterly basis.

4.	These procedures may be modified as the Board deems necessary.

Registration Statement Disclosure: The Fund’s registration statement must disclose its intention to make or consider making such repurchase offers.

Annual Report Disclosure: The Fund shall include in its annual report to shareholders the following:

1.	Disclosure of its fundamental policy regarding periodic repurchase offers.

2.	Disclosure regarding repurchase offers by the Fund during the period covered by the annual report, which disclosure shall include:

(a)	the number of repurchase offers,

(b)	the repurchase offer amount and the amount tendered in each repurchase offer,

(c)	and the extent to which in any repurchase offer the Fund repurchased stock pursuant to the procedures in this section.

Advertising: The Fund, or any underwriter for the Fund, must comply, as if the Fund were an open end company, with the provisions of Section 24(b) of the 1940 Act and the rules thereunder and file, if necessary, with FINRA or the SEC any advertisement, pamphlet, circular, form letter, or other sales literature addressed to or intended for distribution to prospective investors.

Involuntary Repurchases

The Fund may, at any time, repurchase at net asset value shares held by a shareholder, or any person acquiring shares from or through a shareholder, without shareholder consent if: the shares have been transferred to or have vested in any other person other than by operation of law as the result of the death, dissolution, bankruptcy or incompetency of a shareholder; ownership of the shares by the shareholder or other person will cause the Fund to be in violation of, or require registration of the shares, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction; continued ownership of the shares may be harmful or injurious to the business or reputation of the Fund or may subject the Fund or any shareholders to an undue risk of adverse tax or other fiscal consequences; the shareholder owns shares having an aggregate net asset value less than an amount determined from time to time by the Trustees; or it would be in the interests of the Fund, as determined by the Board, for the Fund to repurchase the Shares.

Transfers of Shares

No person may become a substituted shareholder without the written consent of the Board, which consent may be withheld for any reason in the Board’s sole and absolute discretion. Shares may be transferred only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a shareholder or (ii) with the written consent of the Board, which may be withheld in its sole and absolute discretion. The Board may, in its discretion, delegate to the Advisor its authority to consent to transfers of shares. Each shareholder and transferee is required to pay all expenses, including attorneys and accountants fees, incurred by the Fund in connection with such transfer.

Other Information About Determination of NAV.

The Fund may hold securities, such as private placements or other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. The Fund will invest in institutional private debt investments in public real estate-related debt instruments and securities (“Investments”). These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team or committee composed of one of more representatives from the Advisor, RREEF America, L.L.C. (a “Sub-Advisor”) and the Fund’s administrator (ALPS Fund Services, Inc.). The team may also enlist any other Sub-Advisor(s) or third party consultants (such as an audit firm or financial officer of a security issuer) on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process. The Fund’s investments are valued collectively via inputs from each group supporting the fair value team. For example, fair value determinations are required for the following Investments: (i) Investments for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) Investments for which, in the judgment of the Advisor or Sub-Advisor(s), the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or Sub-Advisor(s) to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) Investments determined to be illiquid; (iv) Investments with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.

Standards for Fair Value Determinations. As a general principle, the fair value of an Investment is the amount that the Fund might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of the Fund’s investments relating to ASC 820. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities/Investments.

Level 2 – other significant observable inputs (including quoted prices for similar securities/Investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value team takes into account relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the Investment; (ii) whether any dealer quotations for the Investment are available; (iii) possible valuation methodologies that could be used to determine the fair value of the Investment; (iv) the recommendation of Portfolio Manager of the Fund with respect to the valuation of the Investment; (v) whether the same or similar securities are held by other funds managed by the Advisor (or Sub-Advisor) or other funds and the method used to price the Investment in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the Investment.

Board of Trustees Determination. The Board of Trustees meets at least quarterly to consider the valuations provided by fair value team and ratify valuations for the applicable securities. The Board of Trustees considers the reports provided by the fair value team, including follow up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

Management Of The Fund

The Board has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), each as amended from time to time, which have been filed with the Securities and Exchange Commission and are available upon request. The Board consists of five individuals, three of whom are not “interested persons” (as defined under the 1940 Act) of the Trust, the Advisor, any Sub-Advisor or the Trust’s distributor (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees elected officers including a President (Principal Executive Officer), a Secretary, and a Treasurer(Principal Executive Officer). The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Mr. Ramin Kamfar, who has served as the Chairman of the Board since the Trust was organized in 2015. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. The Trust believes that its Chairman, the chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust and each shareholder.

Board Risk Oversight

The Board of Trustees is comprised of five trustees, three of whom are Independent Trustees, with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Mr. Kamfar has over 29 years of experience in various aspects of real estate, mergers and acquisitions, private equity investing, investment banking, public and private financings, and retail operations, and possesses deep institutional knowledge and industry expertise. He also possesses deep corporate finance and operational experience from both the perspective of an investment banker and of an executive. Mr. Kamfar received an M.B.A. degree with distinction in Finance in 1988 from The Wharton School of the University of Pennsylvania, located in Philadelphia, Pennsylvania, and a B.S. degree with distinction in Finance in 1985 from the University of Maryland located in College Park, Maryland.

Mr. Babb has deep real estate acquisition, management, financing and disposition experience, having been involved exclusively in these disciplines for more than 25 years and primarily on behalf of investment funds since 1992. From 1992 to August 2003, Mr. Babb helped lead the residential and office acquisitions initiatives for Starwood Capital Group, which during his tenure raised and invested funds on behalf of institutional investors through seven private real estate funds, and which in the aggregate ultimately invested approximately $8 billion in approximately 250 separate transactions. During this period, Mr. Babb also led or shared investment responsibility for over 75 real estate investment transactions totaling approximately $2.5 billion of asset value in more than 20 million square feet of residential, office and industrial properties located in 25 states and seven foreign countries, including a significant number of transactions that were contributed to the initial public offering of Equity Residential Properties Trust (NYSE: EQR), and to create iStar Financial Inc. (NYSE: SFI). From August 2003 to July 2007, Mr. Babb also founded his own principal investment company, Bluepoint Capital, LLC, a private real estate investment company focused on the acquisition, development and/or redevelopment of residential and commercial properties. Mr. Babb received a B.A. degree in Economics in 1987 from the University of North Carolina at Chapel Hill.

Mr. Majumder is a partner at the law firm of Perkins Coie, where he specializes in corporate and securities transactions with an emphasis on the representation of underwriters, placement agents and issuers in both public and private offerings, private investment in public equity (PIPE) transactions and venture capital and private equity funds. Prior to Perkins Coie, Mr. Majumder was a partner in the law firm of K&L Gates LLP from May 2005 to March 2013. From January 2000 to April 2005, Mr. Majumder was a partner at the firm of Gardere Wynne Sewell LLP. Through his law practice, Mr. Majumder has gained significant experience relating to the acquisition of a number of types of real property assets including raw land, improved real estate and oil and gas interests. He is an active member of the Park Cities Rotary Club, a charter member of the Dallas Chapter of The Indus Entrepreneurs and an Associates Board member of the Cox School of Business at Southern Methodist University. Mr. Majumder received a J.D. degree in 1993 from Washington and Lee University School of Law, located in Lexington, Virginia, and a B.A. degree in 1990 from Trinity University, located in San Antonio, Texas.

Mr. Hosterman contributes substantial expertise in the areas of product distribution, new business development and marketing. A seasoned and senior-level sales executive in the field of merchant card and payment processing technology, Mr. Hosterman helped to build and lead sales teams for JP Morgan Chase’s industry-leading Chase Paymentech’s third–party reseller channel, opening new sales channels and negotiating profitable partnership agreements with banks and Independent Sales Organizations nationally. He is a graduate of Trinity University, earning a B.A. in Economics in 1988, and a graduate of Southern Methodist University’s Edwin L. Cox Southwestern Graduate School of Banking (2012). Mr. Hosterman served in the U.S. Army as a Ranger and Airborne Qualified Infantry Platoon Leader and Company Commander before receiving his Honorable Discharge as a Captain in 2003.

Mr. Tio’s experience serving as a Managing Director of the commercial real estate-related departments of several investment firms has given him strong understanding of the commercial real estate and distressed real estate markets. Prior to serving in these executive positions, Mr. Tio was involved in real estate investment, financing, sales and brokerage for 25 years. Mr. Tio received a B.S. degree in Biochemistry in 1982 from Hofstra University located in Hempstead, New York.

Following is a list of the Trustees and executive officers of the Trust and their principal occupations over the last five years. Unless otherwise noted, the address of each Trustee and Officer is c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

Independent Trustees

Name, Address*, Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During Last Five Years
Bobby Majumder, 1968	Trustee Since 2015	Partner, Perkins Coie LLP (2013 - Present).	2	Bluerock Residential Growth REIT, Inc. (2009 – Present); Bluerock Institutional Mortgage Income Fund (2015 – Present); Total Income+ Real Estate Fund (2012 – Present).
Clayton Hosterman, 1966	Trustee Since 2015	Director of Business Development for Sage Software, Inc. (2015-present); Principal and Director of Business Development for Banking, Accounting and Reseller Partners, Treasurer’s Choice Processing (2013- 2015).	2	Bluerock Institutional Mortgage Income Fund (2015 – Present); Total Income+ Real Estate Fund (2012 – Present).
Romano Tio, 1960	Trustee Since 2015	Co-Founder and Managing Director, RM Capital Management LLC (2009 – Present).	2	Bluerock Residential Growth REIT, Inc. (2009 – Present); Bluerock Institutional Mortgage Income Fund (2015 – Present); Total Income+ Real Estate Fund (2012 – Present).

Interested Trustees and Officers

Name, Address*, Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen*** by Trustee	Other Directorships held by Trustee During Last 5 Years
Ramin Kamfar, 1963	Trustee Since 2015	Chairman, Bluerock Real Estate, LLC (2002 – Present); Chairman, Bluerock Fund Advisor, LLC (2012 – Present); Chairman, Bluerock Credit Fund Advisor, LLC (2018 – Present).	2	Bluerock Residential Growth REIT (2008 – Present); Bluerock Institutional Mortgage Income Fund (2015 – Present); Total Income+ Real Estate Fund (2012 – Present).

Name, Address*, Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen*** by Trustee	Other Directorships held by Trustee During Last 5 Years
James Babb, 1964	Trustee Since 2015	Senior Managing Director, Bluerock Real Estate, LLC (2007 – Present); Chief Investment Officer, Bluerock Fund Advisor, LLC (2012 – Present); Investment Committee Member, Bluerock Credit Fund Advisor, LLC (2018 – Present).	2	Bluerock Residential Growth REIT (2009 – 2014); Bluerock Institutional Mortgage Income Fund (2015 – Present) ; Total Income+ Real Estate Fund (2012 – Present).
Jordan Ruddy, 1963	President Since 2015	President, Bluerock Real Estate, LLC (2002 - Present); Chief Executive Officer, CDI Group, Inc. (tradeshow exhibit manufacturer) 2003 – Present); President, , Bluerock Fund Advisor, LLC (2013 – Present); President, Bluerock Credit Fund Advisor, LLC (2018 – Present).	n/a	n/a
Patrick Kendall, 1977	Treasurer Since 2017	Director Corporate Finance and Accounting, Bluerock Real Estate, LLC (2012 – Present).	n/a	n/a
Michael Konig, 1960	Secretary Since 2015	Attorney / General Counsel, Bluerock Real Estate, LLC (2005 – Present).	n/a	n/a
Patrick Chism, 1966	Chief Compliance Officer Since 2018	Director, Vigilant Compliance, LLC (2016-Present), Compliance Officer, Franklin Square Investments (2015-2016), Complex Supervisory Officer, UBS Financial Services (2011-2015); Chief Compliance Officer, Total Income+ Real Estate Fund (2017 – Present).	n/a	n/a
*	The address for each Trustee and officer listed above is 1290 Broadway, Suite 1100, Denver CO 80203.
**	The term of office for each Trustee and officer listed above will continue indefinitely.
***	The term “Fund Complex” refers to the Fund and the Total Income+ Real Estate Fund.

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees that are not an “interested person” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. Due to the size of the Board, the Audit Committee is also responsible for seeking and reviewing nominee candidates for consideration as Trustees as is from time to time considered necessary or appropriate. The Audit Committee reviews all nominations of potential trustees made by Fund management and by Fund shareholders, which includes all information relating to the recommended nominees that is required to be disclosed in solicitations or proxy statements for the election of directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Audit Committee. The Audit Committee meets to consider nominees as is necessary or appropriate. The Audit Committee is also responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Fund as of the date of this SAI.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
James Babb	None	None
Clay Hosterman	None	None
Bobby Majumder	None	None
Ramin Kamfar	None	Over $100,000
Romano Tio	None	None

*	The “family of investment companies” includes the Fund and Total Income+ Real Estate Fund.

Compensation

Each Trustee who is not affiliated with the Trust or Advisor will receive a quarterly fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending the meetings. None of the executive officers receive compensation from the Trust.

The table below details the estimated amount of compensation the Trustees will earn during the Fund’s initial fiscal year ending September 30, 2018. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust Paid to Directors
James Babb	$0	None	None	$0
Clay Hosterman	$10,000	None	None	$10,000
Bobby Majumder	$10,000	None	None	$10,000
Ramin Kamfar	$0	None	None	$0
Romano Tio	$10,000	None	None	$10,000

Codes Of Ethics

Each of the Fund, the Advisor, the Sub-Advisors, and the Trust’s principal distributor has adopted a code of ethics under Rule 17j-1 of the 1940 Act (collectively the “Ethics Codes”). Rule 17j-1 and the Ethics Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by covered personnel (“Access Persons”). The Ethics Codes permit Access Persons, subject to certain restrictions, to invest in securities, including securities that may be purchased or held by the Fund. Under the Ethics Codes, Access Persons may engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Ethics Codes can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. The codes are available on the EDGAR database on the SEC’s website at www.sec.gov, and also may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549.

Proxy Voting Policies And Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Advisor or Sub-Advisors, subject to the Board’s continuing oversight. The Policies require that the Advisor or Sub-Adviser vote proxies received in a manner consistent with the best interests of the Fund and shareholders. The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor involving a conflict of interest. The Advisor has delegated certain proxy voting responsibilities to RREEF for the portfolio securities that it manages.

Where a proxy proposal raises a material conflict between the interests of the Advisor or Sub-Advisor, any affiliated person(s) of the Advisor / Sub-Advisor, the Fund’s principal underwriter (distributor) or any affiliated person of the principal underwriter (distributor), or any affiliated person of the Trust and the Fund’s or its shareholder’s interests, the Advisor/ Sub-Advisor (as applicable) will resolve the conflict by voting in accordance with the policy guidelines or at the Trust’s directive using the recommendation of an independent third party. If the third party’s recommendations are not received in a timely fashion, the Advisor will abstain from voting. A copy of RREEF’s proxy voting policies are attached hereto as Appendix A.

Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling the Fund toll-free at 1-888-459-1059; and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling toll-free at 1-844-819-8287 and will be sent within three business days of receipt of a request.

Control Persons And Principal Holders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control. As of the date of this SAI, no shareholder of record owned more than 5% of the voting securities of the Fund.

As of the date of this SAI, the Trustees and officers, as a group, owned less than 1.00% of the shares of the Fund.

Investment Advisory And Other Services

The Advisor

Bluerock Credit Fund Advisor, LLC, located at 712 Fifth Avenue, 9th Floor, New York, NY 10019, serves as the Fund’s investment advisor. The Advisor is registered with the SEC as an investment advisor under the Investment Advisers Act of 1940, as amended (“Advisers Act”). The Advisor is a Delaware limited liability company formed in November 2017. The Advisor is a subsidiary of Bluerock Asset Management, LLC (“BAM”) a Delaware limited liability company; BAM’s Managing Member is Bluerock Real Estate Holdings, LLC, which is controlled by Ramin Kamfar because he owns, directly or indirectly, more than 25% of the voting interests of Bluerock Real Estate Holdings, LLC as of the date of this SAI. Mr. Kamfar also serves as a Trustee of the Trust.

Under the general supervision of the Fund’s Board of Trustees, the Advisor will carry out the investment and reinvestment of the net assets of the Fund, will furnish continuously an investment program with respect to the Fund, and will determine which securities should be purchased, sold or exchanged. In addition, the Advisor will supervise and provide oversight of the Fund’s service providers. The Advisor will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund. The Advisor will compensate all Advisor personnel who provide services to the Fund. In return for these services, facilities and payments, the Fund has agreed to pay the Advisor as compensation under the Investment Management Agreement a monthly management fee computed at the annual rate of 1.85% of the Fund’s daily net assets. The Advisor may employ research services and service providers to assist in the Advisor’s market analysis and investment selection.

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund to the extent that they exceed 2.60%, 3.35%, 2.35% and 2.85% per annum (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) of the Fund’s average daily net assets attributable to Class A, Class C, Class I, and Class L shares (the “Expense Limitation”). For the purposes of the Expense Limitation Agreement, acquired fund fees and expenses are calculated in accordance with Form N-2. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees the Advisor previously waived and or Fund expenses reimbursed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses incurred not more than three years from the end of the fiscal year in which they were incurred; (2) the reimbursement may not be made if it would cause the Expense Limitation then in effect or in effect at time of waiver to be exceeded; and (3) the reimbursement is approved by the Fund’s Board of Trustees. The Expense Limitation Agreement will remain in effect, at least until January 31, 2020, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days written notice to the Advisor. After January 31, 2020, the Expense Limitation Agreement may be renewed at the Advisor’s and Board’s discretion.

Sub-Advisor - RREEF

The Advisor has entered into a Sub-Advisory Agreement with RREEF America L.L.C. (“RREEF” or a “Sub-Advisor”), 222 S. Riverside Plaza, Floor 26, Chicago, IL 60606, a registered advisor under the Advisers Act, to provide investment management for the Fund’s portfolio. Under the terms of the Sub-Advisory Agreement, RREEF receives fees from the Advisor (not the Fund) as follows: 0.75% for up to $500 million in total Fund assets, 0.60% for $500 million to $1 billion in total Fund assets, and 0.55% for $1 billion or more in total Fund assets invested in private real estate assets.

Sub-Advisor - Mercer

The Advisor has entered into a Sub-Advisory Agreement with Mercer Investment Management, Inc. (“Mercer” or a “Sub-Advisor”), 99 High Street, Boston, MA 02110, a registered advisor under the Advisers Act, to provide both ongoing marketing and competitive research, strategy selection and portfolio planning, and monitoring and diligence for the Fund, as well as recommendations for the selection of investment funds to the Advisor. Under the terms of the Sub-Advisory Agreement, Mercer receives fees from the Advisor (not the Fund) as follows: 0.07% for up to $250 million in total Fund assets, 0.06% for $250 million to $1 billion in total Fund assets, 0.05% for $1 billion to $1.5 billion in total Fund assets, 0.04% for $1.5 billion to $2 billion in total Fund assets, and 0.03% for $2 billion or more in total Fund assets.

Conflicts of Interest

The Advisor and the Sub-Advisors may provide investment advisory and other services, directly and through affiliates, to various entities and accounts other than the Fund (“Advisor Accounts”). The Fund has no interest in these activities. The Advisor and the Sub-Advisors and the investment professionals, who on behalf of the Advisor or a Sub-Advisor, provide investment advisory services to the Fund, are engaged in substantial activities other than on behalf of the Fund, may have differing economic interests in respect of such activities, and may have conflicts of interest in allocating their time and activity between the Fund and the Advisor Accounts. Such persons devote only so much time to the affairs of the Fund as in their judgment is necessary and appropriate. Set out below are practices that the Advisor follows.

Participation in Investment Opportunities

Directors, principals, officers, employees and affiliates of the Advisor may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on behalf of the Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, principals, officers, employees and affiliates of the Advisor, or by the Advisor for the Advisor Accounts, if any, that are the same as, different from or made at a different time than, positions taken for the Fund.

Conflicts of Interest Regarding RREEF

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

•	Certain investments may be appropriate for the Fund and also for other clients advised by RREEF, including other client accounts managed by the fund’s portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of RREEF may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of RREEF. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by RREEF to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the fund may be combined with those of other clients of RREEF in the interest of achieving the most favorable net results to the fund and the other clients.

•	To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. RREEF attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

•	In some cases, an apparent conflict may arise where RREEF has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. RREEF will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, RREEF has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

•	RREEF and its affiliates and the investment team of the Fund may manage other mutual funds and separate accounts on a long only or a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. RREEF has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts of interest. Included in these procedures are specific guidelines developed to provide fair and equitable treatment for all clients whose accounts are managed by each fund’s portfolio management team. RREEF and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.

RREEF is an indirect subsidiary of Deutsche Bank AG, a multi-national financial services company. Therefore, RREEF is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (“Deutsche Bank”) are engaged in businesses and have interests in addition to managing asset management accounts, such wide ranging activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by Deutsche Bank for its clients’ advisory accounts. RREEF may take investment positions in securities in which other clients or related persons within Deutsche Bank have different investment positions. There may be instances in which RREEF is purchasing or selling for its client accounts, or pursuing an outcome in the context of a workout or restructuring with respect to, securities in which Deutsche Bank is undertaking the same or differing strategy in other businesses or other client accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of RREEF’s advisory clients, including the Fund. RREEF has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund’s Board.

Portfolio Managers

Advisor Investment Committee

The Adviser has established an Investment Committee comprised of five persons (the "Committee") responsible for: (1) setting overall investment policies and strategies for the Fund; (2) establishing allocation targets for the Fund’s investment portfolio as part of the portfolio planning process; (3) approval of private debt investments being considered for the Fund; and (4) generally overseeing the activities of the Fund’s Sub-Advisors.

As of February 1, 2018, the Advisor’s Investment Committee was responsible for the management of the following types of accounts in addition to the Fund:

R. Ramin Kamfar

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	$0
Other Pooled Investment Vehicles	0	0	0	$0
Other Accounts	0	0	0	$0

James G. Babb, III

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	$0
Other Pooled Investment Vehicles	0	0	0	$0
Other Accounts	0	0	0	$0

Jordan B. Ruddy

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	$0
Other Pooled Investment Vehicles	0	0	0	$0
Other Accounts	0	0	0	$0

Adam Lotterman

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	$0
Other Pooled Investment Vehicles	0	0	0	$0
Other Accounts	0	0	0	$0

Ryan MacDonald

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	$0
Other Pooled Investment Vehicles	0	0	0	$0
Other Accounts	0	0	0	$0

RREEF Portfolio Managers

Marc Feliciano, Joseph Rado, and Patrick Kennelly serve as the Fund’s RREEF portfolio managers and, subject to the Advisor’s oversight, oversee investments on behalf of the Fund. Each has served as a RREEF Portfolio Manager to the Fund since its inception.

The RREEF portfolio managers are paid by RREEF on a Total Compensation basis, which includes: (i) fixed pay (base salary), which is linked to job function, responsibilities and internal and external peer comparison; and (ii) variable compensation, which is discretionary and linked to investment performance, individual contribution, and the overall financial results of both RREEF and its parent, Deutsche Bank AG. Variable compensation can be delivered via a short-term and/or long-term vehicle, namely cash, equity upfront awards, restricted equity awards, and/or restricted incentive awards. Additionally, to better align the interests of investors and portfolio managers, a portion of the long-term variable compensation that portfolio managers receive will be designated for investment in shares of the funds they manage, where possible. Variable compensation comprises a greater proportion of total compensation as a portfolio manager’s seniority and total compensation level increase. The proportion of variable compensation delivered via a long-term incentive award, which is subject to clawback, increases significantly as the amount of variable compensation increases. All variable compensation delivered via long-term incentive award is subject to clawback. To evaluate its investment professionals, RREEF reviews investment performance for all accounts managed in relation to the appropriate Morningstar peer group universe with respect to a fund, iMoneyNet peer group with respect to a money market fund or relevant benchmark index(es) set forth in the governing documents with respect to each other account type. The ultimate goal of this process is to evaluate the degree to which investment professionals deliver investment performance that meets or exceeds their clients’ risk and return objectives. When determining Total Compensation, RREEF considers a number of quantitative and qualitative factors: (i) Quantitative measures (e.g. one-, three- and five-year pre-tax returns versus the appropriate Morningstar peer group universe for a fund, or versus the appropriate iMoneyNet peer group for a money market fund, taking risk targets into account) are utilized to measure performance; (ii) Qualitative measures (e.g. adherence to, as well as contributions to, the enhancement of the investment process) are included in the performance review; and (iii) Other factors (e.g. non-investment related performance, teamwork, adherence to compliance rules, risk management and “living the values” of RREEF) are included as part of a discretionary component of the review process, giving management the ability to consider additional markers of performance on a subjective basis.

As of February 1, 2018, RREEF portfolio managers were responsible for the management of the following types of accounts in addition to the Fund:

Marc Feliciano

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in thousands)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in thousands)
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]

Joseph Rado

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in thousands)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in thousands)
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]

Patrick Kennelly

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in thousands)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in thousands)
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]

In addition to the accounts above, RREEF portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. RREEF has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in each fund and other client accounts.

Distributor

ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, Colorado 80203 (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Trust pursuant to an underwriting agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use reasonable efforts to facilitate the sale of the Fund’s shares.

Allocation Of Brokerage

Specific decisions to make investment on behalf of the Fund are made by the Portfolio Managers who are employees of RREEF. The Advisor’s Investment Committee also has approval rights with regard to private debt investments. RREEF is authorized by the Trustees to allocate the orders placed on behalf of the Fund to brokers or dealers who may be recommended by RREEF, but need not, provide research or statistical material or other services to the Fund or the Sub-Advisor for the Fund’s use. Such allocation is to be in such amounts and proportions as RREEF may determine.

In selecting a broker or dealer to execute each particular transaction, RREEF will take the following into consideration: execution capability, trading expertise, accuracy of execution, commission rates, reputation and integrity, fairness in resolving disputes, financial responsibility and responsiveness.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if RREEF, as appropriate, determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Fund. In allocating portfolio brokerage, RREEF may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Advisor and/or RREEF exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

Affiliated Party Brokerage

The Advisor and its affiliates (and the Sub-Advisors) will not purchase securities or other property from, or sell securities or other property to, the Fund, except that the Fund may in accordance with rules under the 1940 Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, advisors, members, managing general partners or common control. These transactions would be effected in circumstances in which the Sub-Advisor determined that it would be appropriate for the Fund to purchase and another client to sell, or the Fund to sell and another client to purchase, the same security or instrument each on the same day.

The Fund places its trades under a policy adopted by the Trustees pursuant to Section 17(e) and Rule 17(e)(1) under the 1940 Act which places limitations on the securities transactions effected through Bluerock Capital Markets, LLC, a broker-dealer that are an affiliate of the Advisor. The Fund may execute portfolio trades through Bluerock Capital Markets, LLC. The policy of the Fund with respect to brokerage is reviewed by the Trustees from time to time, and transactions affected through Bluerock Capital Markets, LLC are reviewed by the Trustees quarterly. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

Tax Status

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in the Fund.

The Fund intends to qualify as regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code. Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income will be made quarterly and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders.

A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FACTA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 30, 2018. FACTA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information relating to certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons or owners or (ii) if it does have such owners, reports the information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FACTA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FACTA.

Other Information

Each share represents a proportional interest in the assets of the Fund. Each share has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to the vote of shareholders. There are no cumulative voting rights. Shares do not have pre-emptive or conversion or redemption provisions. In the event of a liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders after all expenses and debts have been paid.

Compliance Service Provider

Vigilant Compliance, LLC (“Vigilant”), located at Gateway Corporate Center, Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, Pennsylvania 19317, provides a Chief Compliance Officer to the Fund as well as related compliance services pursuant to a consulting agreement between Vigilant and the Fund.

Administrator, Fund Accountant and Transfer Agent

ALPS Fund Services, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203 serves as the Fund’s administrator and fund accountant pursuant to a fund services agreement between ALPS and the Fund. DST Systems, Inc., at PO Box 219169, Kansas City, MO 64121, serves as the Fund’s Transfer Agent. For its services as Transfer Agent, the Fund pays DST the greater of a minimum fee or fees based on the annual net assets of the Fund (with such minimum fees subject to an annual cost of living adjustment) plus out of pocket expenses.

Legal Counsel

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, acts as legal counsel to the Fund.

Custodian

UMB Bank, N.A (“UMB Bank”), with principal offices at 1010 Grand Boulevard, Kansas City, Missouri 64106, serves as custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Trustees. Assets of the Fund are not held by RREEF or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian.

Independent Registered Public Accounting Firm

RSM US LLP is the independent registered public accounting firm for the Fund and audits the Fund's financial statements. RSM US LLP is located at 555 Seventeenth Street, Suite 1000, Denver, CO 80202.

Financial Statements

The Fund has not yet commenced operations and, therefore, has not produced financial statements. Once produced, you can obtain a copy of the financial statements contained in the Fund’s Annual or Semi-Annual Report upon request, without charge, by calling the Fund toll-free at 1-844-819-8287.

Appendix A

RREEF
PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting Policy and Guidelines – AM

1.       Introduction

Deutsche Asset Management (“AM”) has adopted and implemented the following Policies and Guidelines, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of clients and in accordance with its fiduciary duties and local regulation. This Proxy Voting Policy and Guidelines – AM (“Policy and Guidelines”) shall apply to all accounts managed by US domiciled advisers and to all US client accounts managed by non-US regional offices. Non-US regional offices are required to maintain procedures and to vote proxies as may be required by law on behalf of their non-US clients. In addition, AM’s proxy policies reflect the fiduciary standards and responsibilities for ERISA accounts.

The attached guidelines represent a set of global recommendations that were determined by the Global Proxy Voting Sub-Committee (“the GPVSC”). These guidelines were developed to provide AM with a comprehensive list of recommendations that represent how AM will generally vote proxies for its clients. The recommendations derived from the application of these guidelines are not intended to influence the various AM legal entities either directly or indirectly by parent or affiliated companies. In addition, the organizational structures and documents of the various AM legal entities allows, where necessary or appropriate, the execution by individual AM subsidiaries of the proxy voting rights independently of any DB parent or affiliated company. This applies in particular to non US fund management companies. The individuals that make proxy voting decisions are also free to act independently, subject to the normal and customary supervision by the Management/Boards of these AM legal entities.

2.       AM’s Proxy Voting Responsibilities

Proxy votes are the property of AM’s advisory clients.1 As such, AM’s authority and responsibility to vote such proxies depend upon its contractual relationships with its clients or other delegated authority. AM has delegated responsibility for effecting its advisory clients’ proxy votes to Institutional Shareholder Services (“ISS”), an independent third-party proxy voting specialist. ISS votes AM’s advisory clients’ proxies in accordance with AM’s proxy guidelines or AM’s specific instructions. Where a client has given specific instructions as to how a proxy should be voted, AM will notify ISS to carry out those instructions. Where no specific instruction exists, AM will follow the procedures in voting the proxies set forth in this document. Certain Taft-Hartley clients may direct AM to have ISS vote their proxies in accordance with Taft-Hartley Voting Guidelines.

Clients may in certain instances contract with their custodial agent and notify AM that they wish to engage in securities lending transactions. In such cases, it is the responsibility of the custodian to deduct the number of shares that are on loan so that they do not get voted twice. To the extent a security is out on loan and AM determines that a proxy vote (or other shareholder action) is materially important to the client’s account, AM may request that the agent recall the security prior to the record date to allow AM to vote the securities.

1	For purposes of this document, “clients” refers to persons or entities: (i) for which AM serves as investment adviser or sub- adviser; (ii) for which AM votes proxies; and (iii) that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies.

3.          Policies

3.1.       Proxy Voting Activities are Conducted in the Best Economic Interest of Clients

AM has adopted the following Policies and Guidelines to ensure that proxies are voted in accordance with the best economic interest of its clients, as determined by AM in good faith after appropriate review.

3.2.       The Global Proxy Voting Sub-Committee

The Global Proxy Voting Sub-Committee is an internal working group established by the applicable AM’s Investment Risk Oversight Committee pursuant to a written charter. The GPVSC is responsible for overseeing AM’s proxy voting activities, including:

•	Adopting, monitoring and updating guidelines, attached as Attachment A (the “Guidelines”), that provide how AM will generally vote proxies pertaining to a comprehensive list of common proxy voting matters;

•	Voting proxies where: (i) the issues are not covered by specific client instruction or the Guidelines; (ii) the Guidelines specify that the issues are to be determined on a case-by-case basis; or (iii) where an exception to the Guidelines may be in the best economic interest of AM’s clients; and

•	Monitoring Proxy Vendor Oversight’s proxy voting activities (see below).

AM’s Proxy Vendor Oversight, a function of AM’s Operations Group, is responsible for coordinating with ISS to administer AM’s proxy voting process and for voting proxies in accordance with any specific client instructions or, if there are none, the Guidelines, and overseeing ISS’ proxy responsibilities in this regard.

3.3.       Availability of Proxy Voting Policies and Proxy Voting Record

Copies of this Policy, as it may be updated from time to time, is made available to clients as required by law and otherwise at AM’s discretion. Clients may also obtain information on how their proxies were voted by AM as required by law and otherwise at AM’s discretion. Note, however, that AM must not selectively disclose its investment company clients’ proxy voting records. Proxy Vendor Oversight will make proxy voting reports available to advisory clients upon request. The investment companies’ proxy voting records will be disclosed to shareholders by means of publicly-available annual filings of each company’s proxy voting record for the 12-month periods ending June 30 (see Section 5 below), if so required by relevant law.

4.           Procedures

The key aspects of AM’s proxy voting process are delineated below.

4.1.       The GPVSC’s Proxy Voting Guidelines

The Guidelines set forth the GPVSC’s standard voting positions on a comprehensive list of common proxy voting matters. The GPVSC has developed and continues to update the Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and the impact of the matter on issuers and the value of the investments.

The GPVSC will review the Guidelines as necessary to support the best economic interests of AM’s clients and, in any event, at least annually. The GPVSC will make changes to the Guidelines, whether as a result of the annual review or otherwise, taking solely into account the best economic interests of clients. Before changing the Guidelines, the GPVSC will thoroughly review and evaluate the proposed change and the reasons therefore, and the GPVSC Chair will ask GPVSC members whether anyone outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as an AM advisory client has requested or attempted to influence the proposed change and whether any member has a conflict of interest with respect to the proposed change. If any such matter is reported to the GPVSC Chair, the Chair will promptly notify the Conflicts of Interest Management Sub- Committee (see Section 4.4) and will defer the approval, if possible. Lastly, the GPVSC will fully document its rationale for approving any change to the Guidelines.

The Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which AM or an affiliate serves as investment adviser or sponsor. Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. Further, the manner in which AM votes investment company proxies may differ from proposals for which an AM-advised or sponsored investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are generally voted in accordance with the pre-determined guidelines of ISS.

Funds (“Underlying Funds”) in which Topiary Fund Management Fund of Funds (each, a “Fund”) invest may from time to time seek to revise their investment terms (i.e. liquidity, fees, etc.) or investment structure. In such event, the Underlying Funds may require approval/consent from its investors to effect the relevant changes. Topiary Fund Management has adopted Proxy Voting Procedures which outline the process for these approvals.

4.2.       Specific Proxy Voting Decisions Made by the GPVSC

Proxy Vendor Oversight will refer to the GPVSC all proxy proposals: (i) that are not covered by specific client instructions or the Guidelines; or (ii) that, according to the Guidelines, should be evaluated and voted on a case-by-case basis.

Additionally, if Proxy Vendor Oversight, the GPVSC Chair or any member of the GPVSC, a Portfolio Manager, a Research Analyst or a sub-adviser believes that voting a particular proxy in accordance with the Guidelines may not be in the best economic interests of clients, that individual may bring the matter to the attention of the GPVSC Chair and/or Proxy Vendor Oversight.2

If Proxy Vendor Oversight refers a proxy proposal to the GPVSC or the GPVSC determines that voting a particular proxy in accordance with the Guidelines is not in the best economic interests of clients, the GPVSC will evaluate and vote the proxy, subject to the procedures below regarding conflicts.

The GPVSC endeavors to hold meetings to decide how to vote particular proxies sufficiently before the voting deadline so that the procedures below regarding conflicts can be completed before the GPVSC’s voting determination.

4.3.       Certain Proxy Votes May Not Be Cast

In some cases, the GPVSC may determine that it is in the best economic interests of its clients not to vote certain proxies, or that it may not be feasible to vote certain proxies. If the conditions below are met with regard to a proxy proposal, AM will abstain from voting:

›	Neither the Guidelines nor specific client instructions cover an issue;

›	ISS does not make a recommendation on the issue; and

[2]	Proxy Vendor Oversight generally monitors upcoming proxy solicitations for heightened attention from the press or the industry and for novel or unusual proposals or circumstances, which may prompt Proxy Vendor Oversight to bring the solicitation to the attention of the GPVSC Chair. AM Portfolio Managers, AM Research Analysts and sub-advisers also may bring a particular proxy vote to the attention of the GPVSC Chair, as a result of their ongoing monitoring of portfolio securities held by advisory clients and/or their review of the periodic proxy voting record reports that the GPVSC Chair distributes to AM portfolio managers and AM research analysts.

›	The GPVSC cannot convene on the proxy proposal at issue to make a determination as to what would be in the client’s best interest. (This could happen, for example, if the Conflicts of Interest Management Sub-Committee found that there was a material conflict or if despite all best efforts being made, the GPVSC quorum requirement could not be met).

In addition, it is AM’s policy not to vote proxies of issuers subject to laws of those jurisdictions that impose restrictions upon selling shares after proxies are voted, in order to preserve liquidity. In other cases, it may not be possible to vote certain proxies, despite good faith efforts to do so. For example, some jurisdictions do not provide adequate notice to shareholders so that proxies may be voted on a timely basis. Voting rights on securities that have been loaned to third-parties transfer to those third- parties, with loan termination often being the only way to attempt to vote proxies on the loaned securities. Lastly, the GPVSC may determine that the costs to the client(s) associated with voting a particular proxy or group of proxies outweighs the economic benefits expected from voting the proxy or group of proxies.

Proxy Vendor Oversight will coordinate with the GPVSC Chair regarding any specific proxies and any categories of proxies that will not or cannot be voted. The reasons for not voting any proxy shall be documented.

4.4.          Conflict of Interest Procedures

4.4.1.       Procedures to Address Conflicts of Interest and Improper Influence

Overriding Principle. In the limited circumstances where the GPVSC votes proxies,3 the GPVSC will vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of AM’s clients.4

Independence of the GPVSC. As a matter of Compliance policy, the GPVSC and Proxy Vendor Oversight are structured to be independent from other parts of Deutsche Bank. Members of the GPVSC and the employee responsible for Proxy Vendor Oversight are employees of AM. As such, they may not be subject to the supervision or control of any employees of Deutsche Bank Corporate and Investment Banking division (“CIB”). Their compensation cannot be based upon their contribution to any business activity outside of AM without prior approval of Legal and Compliance. They can have no contact with employees of Deutsche Bank outside of the Private Client and Asset Management division (“PCAM”) regarding specific clients, business matters, or initiatives without the prior approval of Legal and Compliance. They furthermore may not discuss proxy votes with any person outside of AM (and within AM only on a need to know basis).

Conflict Review Procedures. The “Conflicts of Interest Management Sub-Committee within AM monitors for potential material conflicts of interest in connection with proxy proposals that are to be evaluated by the GPVSC. Promptly upon a determination that a proxy vote shall be presented to the GPVSC, the GPVSC Chair shall notify the Conflicts of Interest Management Sub-Committee. The Conflicts of Interest Management Sub-Committee shall promptly collect and review any information deemed reasonably appropriate to evaluate, in its reasonable judgment, if AM or any person participating in the proxy voting process has, or has the appearance of, a material conflict of interest. For the purposes of this policy, a conflict of interest shall be considered “material” to the extent that a reasonable person could expect the conflict to influence, or appear to influence, the GPVSC’s decision on the particular vote at issue. GPVSC should provide the Conflicts of Interest Management Sub-Committee a reasonable amount of time (no less than 24 hours) to perform all necessary and appropriate reviews. To the extent that a conflicts review cannot be sufficiently completed by the Conflicts of Interest Management Sub- Committee the proxies will be voted in accordance with the standard Guidelines.

[3]	As mentioned above, the GPVSC votes proxies where: (i) neither a specific client instruction nor a Guideline directs how the proxy should be voted; (ii) where the Guidelines specify that an issue is to be determined on a case-by-case basis; or (iii) where voting in accordance with the Guidelines may not be in the best economic interests of clients.

[4]	Proxy Vendor Oversight, who serves as the non-voting secretary of the GPVSC, may receive routine calls from proxy solicitors and other parties interested in a particular proxy vote. Any contact that attempts to exert improper pressure or influence shall be reported to the Conflicts of Interest Management Sub-Committee.

The information considered by the Conflicts of Interest Management Sub-Committee may include without limitation information regarding: (i) AM client relationships; (ii) any relevant personal conflict known by the Conflicts of Interest Management Sub-Committee or brought to the attention of that sub- committee; and (iii) any communications with members of the GPVSC (or anyone participating or providing information to the GPVSC) and any person outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as an AM advisory client regarding the vote at issue. In the context of any determination, the Conflicts of Interest Management Sub-Committee may consult with and shall be entitled to rely upon all applicable outside experts, including legal counsel.

Upon completion of the investigation, the Conflicts of Interest Management Sub-Committee will document its findings and conclusions. If the Conflicts of Interest Management Sub-Committee determines that: (i) AM has a material conflict of interest that would prevent it from deciding how to vote the proxies concerned without further client consent; or (ii) certain individuals should be recused from participating in the proxy vote at issue, the Conflicts of Interest Management Sub-Committee will so inform the GPVSC Chair.

If notified that AM has a material conflict of interest as described above, the GPVSC chair will obtain instructions as to how the proxies should be voted either from: (i) if time permits, the affected clients; or (ii) in accordance with the standard Guidelines. If notified that certain individuals should be recused from the proxy vote at issue, the GPVSC Chair shall do so in accordance with the procedures set forth below.

Note: Any AM employee who becomes aware of a potential, material conflict of interest in respect of any proxy vote to be made on behalf of clients shall notify Compliance. Compliance shall call a meeting of the Conflict Review Committee to evaluate such conflict and determine a recommended course of action.

Procedures to be followed by the GPVSC. At the beginning of any discussion regarding how to vote any proxy, the GPVSC Chair (or his or her delegate) will inquire as to whether any GPVSC member (whether voting or ex officio) or any person participating in the proxy voting process has a personal conflict of interest or has actual knowledge of an actual or apparent conflict that has not been reported to the Conflicts of Interest Management Sub-Committee.

The GPVSC Chair also will inquire of these same parties whether they have actual knowledge regarding whether any Director, officer, or employee outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as an AM advisory client, has: (i) requested that AM, Proxy Vendor Oversight (or any member thereof), or a GPVSC member vote a particular proxy in a certain manner; (ii) attempted to influence AM, Proxy Vendor Oversight (or any member thereof), a GPVSC member or any other person in connection with proxy voting activities; or (iii) otherwise communicated with a GPVSC member, or any other person participating or providing information to the GPVSC regarding the particular proxy vote at issue and which incident has not yet been reported to the Conflicts of Interest Management Sub-Committee.

If any such incidents are reported to the GPVSC Chair, the Chair will promptly notify the Conflicts of Interest Management Sub-Committee and, if possible, will delay the vote until the Conflicts of Interest Management Sub-Committee can complete the conflicts report. If a delay is not possible, the Conflicts of Interest Management Sub-Committee will instruct the GPVSC” (i) whether anyone should be recused from the proxy voting process or (ii) whether AM should vote the proxy in accordance with the standard guidelines, seek instructions as to how to vote the proxy at issue from ISS or, if time permits, the affected clients. These inquiries and discussions will be properly reflected in the GPVSC’s minutes.

Duty to Report. Any AM employee, including any GPVSC member (whether voting or ex officio), that is aware of any actual or apparent conflict of interest relevant to, or any attempt by any person outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as an AM advisory client to influence how AM votes its proxies has a duty to disclose the existence of the situation to the GPVSC Chair (or his or her designee) and the details of the matter to the Conflicts of Interest Management Sub-Committee. In the case of any person participating in the deliberations on a specific vote, such disclosure should be made before engaging in any activities or participating in any discussion pertaining to that vote.

Recusal of Members. The GPVSC will recuse from participating in a specific proxy vote any GPVSC members (whether voting or ex officio) and/or any other person who: (i) are personally involved in a material conflict of interest; or (ii) who, as determined by the Conflicts of Interest Management Sub- Committee, have actual knowledge of a circumstance or fact that could affect their independent judgment, in respect of such vote. The GPVSC will also exclude from consideration the views of any person (whether requested or volunteered) if the GPVSC or any member thereof knows, or if the Conflicts of Interest Management Sub-Committee has determined, that such other person has a material conflict of interest with respect to the particular proxy or has attempted to influence the vote in any manner prohibited by these policies.

If, after excluding all relevant GPVSC voting members pursuant to the paragraph above, there are three or more GPVSC voting members remaining, those remaining GPVSC members will determine how to vote the proxy in accordance with these Policies and Guidelines. If there are fewer than three GPVSC voting members remaining, the GPVSC Chair will vote the proxy in accordance with the standard Guidelines or will obtain instructions as to how to have the proxy voted from, if time permits, the affected clients and otherwise from ISS.

4.4.2.       Investment Companies and Affiliated Public Companies

Investment Companies. As reflected in the Guidelines, all proxies solicited by open-end and closed-end investment companies are voted in accordance with the pre-determined guidelines of ISS, unless the investment company client directs AM to vote differently on a specific proxy or specific categories of proxies. However, regarding investment companies for which AM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders (i.e., “mirror” or “echo” voting). Master Fund proxies solicited from feeder Funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940 (“Investment Company Act”).

Subject to participation agreements with certain Exchange Traded Funds (“ETF”) issuers that have received exemptive orders from the US Securities and Exchange Commission (“SEC”) allowing investing Deutsche funds to exceed the limits set forth in Section 12(d)(1)(A) and (B) of the Investment Company Act, AM will echo vote proxies for ETFs in which Deutsche Bank holds more than 25% of outstanding voting shares globally when required to do so by participation agreements and SEC orders.

Affiliated Public Companies. For proxies solicited by non-investment company issuers of or within the Deutsche Bank organization (e.g., Deutsche Bank itself), these proxies will be voted in the same proportion as the vote of other shareholders (i.e., “mirror” or “echo” voting).

Note: With respect to the Central Cash Management Fund (registered under the Investment Company Act), the Fund is not required to engage in echo voting and the investment adviser will use these Guidelines and may determine, with respect to the Central Cash Management Fund, to vote contrary to the positions in the Guidelines, consistent with the Fund’s best interest.

4.4.3.       Other Procedures that Limit Conflicts of Interest

AM and other entities in the Deutsche Bank organization have adopted a number of policies, procedures, and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting, including but not limited to:

›	Code of Business Conduct and Ethics – DB Group;

›	Conflicts of Interest Policy – DB Group;
›	Information Sharing Procedures – AWM, GTB & CB&S;
›	Code of Ethics –AWM; and
›	Code of Professional Conduct – US.

The GPVSC expects that these policies, procedures, and internal controls will greatly reduce the chance that the GPVSC (or its members) would be involved in, aware of, or influenced by an actual or apparent conflict of interest.

All impacted business units are required to adopt, implement, and maintain procedures to ensure compliance with this Section. At a minimum, such procedures must: (i) assign roles and responsibilities for carrying out the procedures, including responsibility for periodically updating he procedures; (ii) identify clear escalation paths for identified breaches of the procedures; and (iii) contain a legend or table mapping the procedures to this Section (e.g., cross-referencing Section or page numbers).

5.       Recordkeeping

At a minimum, the following records must be properly maintained and readily accessible in order to evidence compliance with this Policy.

›	AM will maintain a record of each proxy vote cast by AM that includes among other things, company name, meeting date, proposals presented, vote cast, and shares voted.

›	Proxy Vendor Oversight maintains records for each of the proxy ballots it votes. Specifically, the records include, but are not limited to:

•	The proxy statement (and any additional solicitation materials) and relevant portions of annual statements;

•	Any additional information considered in the voting process that may be obtained from an issuing company, its agents, or proxy research firms;

•	Analyst worksheets created for stock option plan and share increase analyses; and

•	Proxy Edge print-screen of actual vote election.

›	AM will: (i) retain this Policy and the Guidelines; (ii) will maintain records of client requests for proxy voting information; and (iii) will retain any documents Proxy Vendor Oversight or the GPVSC prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.

›	The GPVSC also will create and maintain appropriate records documenting its compliance with this Policy, including records of its deliberations and decisions regarding conflicts of interest and their resolution.

›	With respect to AM’s investment company clients, ISS will create and maintain records of each company’s proxy voting record for the 12-month periods ending June 30. AM will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report (and with respect to which the company was entitled to vote):

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security (if the number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of Directors); and

•	Whether the company cast its vote for or against Management.

Note: This list is intended to provide guidance only in terms of the records that must be maintained in accordance with this policy. In addition, please note that records must be maintained in accordance with the Archiving and Record Retention Policy – Deutsche Bank Group and applicable policies and procedures thereunder.

With respect to electronically stored records, “properly maintained” is defined as complete, authentic (unalterable), usable and backed-up. At a minimum, records should be retained for a period of not less than six years (or longer, if necessary to comply with applicable regulatory requirements), the first three years in an appropriate AM office.

6.       The GPVSC’s Oversight Role

In addition to adopting the Guidelines and making proxy voting decisions on matters referred to it as set forth above, the GPVSC monitors the proxy voting process by reviewing summary proxy information presented by ISS. The GPVSC uses this review process to determine, among other things, whether any changes should be made to the Guidelines. This review will take place at least quarterly and is documented in the GPVSC’s minutes.

[NEW LOGO]

STATEMENT OF ADDITIONAL INFORMATION
Class A Shares ([ ]) of Beneficial Interest
Class C Shares ([ ]) of Beneficial Interest
Class I Shares ([ ]) of Beneficial Interest
Class L Shares ([ ]) of Beneficial Interest

[ ], 2018

PART C - OTHER INFORMATION

Item 25. Financial Statements and Exhibits

1. Financial Statements

Part A: None.

Part B: Report of Independent Registered Public Accounting Firm Statement of Assets and Liabilities, Statement of Operations, and Notes to Financial Statements. (To be filed by subsequent amendment)

2. Exhibits

a.	(1) Agreement and Declaration of Trust filed as an exhibit to the Registrant’s Registration Statement on September 17, 2015 and is hereby incorporated by reference. Amended and Restated Agreement and Declaration of Trust dated as of February 1, 2018 to be filed by subsequent amendment.

(2) Certificate of Trust filed as an exhibit to the Registrant’s Registration Statement on September 17, 2015 and is hereby incorporated by reference.

(3) Certificate of Amendment to Certificate of Trust is filed herewith.

b.	By-Laws filed as an exhibit to the Registrant’s Registration Statement on September 17, 2015 and is hereby incorporated by reference.

c.	Voting Trust Agreements: None

d.	Instruments Defining Rights of Security Holders. See Article III, "Shares" and Article V "Shareholders' Voting Powers and Meetings" of the Registrant's Agreement and Declaration of Trust. See also, Article 12, "Meetings" of shareholders of the Registrant's By-Laws.

e.	Dividend reinvestment plan: None

f.	Rights of subsidiaries long-term debt holders: Not applicable.

g.	(1) Management Agreement with Bluerock Credit Fund Advisor, LLC is filed herewith.

(2) Form of Sub-Advisory Agreement with Mercer Investment Management, Inc. is filed herewith.

(3) Form of Sub-Advisory Agreement with RREEF America L.L.C. is filed herewith.

(4) Form of Letter Agreement with RREEF America L.L.C. is filed herewith.

h.	(1) Distribution Agreement (To be filed by subsequent amendment).

(2) Selling Agreement (To be filed by subsequent amendment)

i.	Bonus, profit sharing, pension and similar arrangements for Fund Trustees and Officers: None.

j.	Custodian Agreement (To be filed by subsequent amendment)

k.	(1) Fund Services Agreement (To be filed by subsequent amendment)

(2) Expense Limitation Agreement is filed herewith.

(3) Services Agreement with Vigilant Compliance, LLC is filed herewith.

l.	Opinion and Consent of Counsel (To be filed by subsequent amendment)

m.	Non-resident Trustee Consent to Service of Process: Not applicable

n.	Consent of Independent Registered Public Accounting Firm (To be filed by subsequent amendment)

o.	Omitted Financial Statements: None

p.	Initial Capital Agreement (To be filed by subsequent amendment)

q.	Model Retirement Plan: None

r.	(1) Code of Ethics - Trust is filed herewith.

(2) Code of Ethics – Senior Officers is filed herewith.

(3) Code of Ethics - Advisor is filed herewith.

(4) Code of Ethics - Sub-Advisor (RREEF America L.L.C.) is filed herewith.

(5) Code of Ethics – Sub-Advisor (Mercer Investment Management, Inc.) (To be filed by subsequent amendment).

(6) Code of Ethics-Principal Underwriter is filed herewith

s.	Powers of Attorney for the Trust, the Trustees, the President and Principal Executive Officer and the Treasurer and the Principal Financial Officer are filed herewith.

Item 26. Marketing Arrangements: Not Applicable.

Item 27. Other Expenses of Issuance and Distribution: Not Applicable.

Item 28. Persons Controlled by or Under Common Control with Registrant: None.

Item 29. Number of Holders of Securities as of [   ]:

Title of Class	Number of Record Holders
Shares of Beneficial Ownership- Class A
Shares of Beneficial Ownership- Class C
Shares of Beneficial Ownership- Class I
Shares of Beneficial Ownership- Class L

Item 30. Indemnification

Reference is made to Article VIII Section 2 of the Registrant's Agreement and Declaration of Trust (the "Declaration of Trust"), filed as Exhibit (a)(2) hereto, and to Section [ ] of the Registrant's Underwriting Agreement, to be filed as Exhibit (h)(1) hereto. The Registrant hereby undertakes that it will apply the indemnification provisions of the Declaration of Trust and Underwriting Agreement in a manner consistent with Release 40-11330 of the Securities and Exchange Commission (the "SEC") under the 1940 Act, so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect. The Registrant maintains insurance on behalf of any person who is or was an independent trustee, officer, employee, or agent of the Registrant against certain liability asserted against and incurred by, or arising out of, his or her position. However, in no event will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Advisor

A description of any other business, profession, vocation, or employment of a substantial nature in which the investment advisor of the Registrant, and each member, director, executive officer, or partner of any such investment advisor, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of member, trustee, officer, employee, partner or director, is set forth in the Registrant's prospectus in the section entitled "Management of the Fund." Information as to the members and officers of the Advisor is included in its Form ADV as filed with the SEC (File No. 801- 112392), and is incorporated herein by reference.

Item 32. Location of Accounts and Records

ALPS Fund Services, Inc., the Fund's administrator, maintains certain required accounting related and financial books and records of the Registrant at 1290 Broadway, Suite 1100, Denver, CO 80203. DST Systems, Inc., the Fund’s transfer agent and dividend disbursing agent also maintains certain required financial books and records of the Registrant at 333 West 11th Street, 5th Floor, Kansas City, Missouri 64105. The other required books and records are maintained by the Bluerock Credit Fund Advisor, LLC at 712 Fifth Avenue, 9th Floor, New York, NY 10019 and RREEF America, L.L.C. ..

Item 33. Management Services: Not Applicable.

Item 34. Undertakings

1. The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value of the Fund declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value of the Fund increases to an amount greater than its net proceeds as stated in the prospectus.

2. The Registrant undertakes to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement: (a) (i) to include any prospectus required by Section 10(a)(3) of the 1933 Act; (ii) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement. (b) For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. (c) The Registrant undertakes to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering. (d) The Registrant undertakes that, for the purpose of determining liability under the 1933 Act, if the Registrant is subject to Rule 430C, each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness; provided however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use. (e) The Registrant undertakes that, for the purpose of determining liability under the 1933 Act, in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser: (i) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act; (ii) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and (iii) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

3. For purposes of determining any liability under the 1933 Act the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective. The Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

4. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant's statement of additional information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 7th day of February, 2018.

BLUEROCK INSTITUTIONAL MORTGAGE INCOME FUND

By:	/s/ JoAnn Strasser

Name:	JoAnn Strasser
Title:	Attorney-in-Fact*
*Pursuant to Powers of Attorney

Pursuant to the requirements of the 1933 Act, this amendment to the Registration Statement has been signed below by the following persons in their respective capacities and on the date noted.

Name	Title	Date
Bobby Majumder **	Trustee	February 7, 2018
Clayton Hosterman**	Trustee	February 7, 2018
Romano Tio **	Trustee	February 7, 2018
James Babb **	Trustee	February 7, 2018
Ramin Kamfar**	Trustee	February 7, 2018
Jordan Ruddy**	President and Principal Executive Officer	February 7, 2018
Patrick Kendall **	Treasurer and Principal Financial Officer	February 7, 2018

** By:	/s/ JoAnn Strasser

Date:	February 7, 2018
JoAnn Strasser
Attorney-in-Fact – Pursuant to Powers of Attorney

EXHIBIT INDEX

Description	Exhibit Number
Certificate of Amendment to Certificate of Trust	(a)(3)
Investment Advisory Agreement with Bluerock Credit Fund Advisor, LLC	(g)(1)
Form of Sub-Advisory Agreement with Mercer Investment Management, Inc.	(g)(2)
Form of Sub-Advisory Agreement with RREEF America L.L.C.	(g)(3)
Form of Letter Agreement with RREEF America L.L.C.	(g)(4)
Expense Limitation Agreement with Bluerock Credit Fund Advisor, LLC	(k)(2)
Services Agreement with Vigilant Compliance, LLC	(k)(3)
Code of Ethics – Trust	(r)(1)
Code of Ethics – Senior Officers	(r)(2)
Code of Ethics – Advisor	(r)(3)
Code of Ethics – RREEF America, L.L.C.	(r)(4)
Code of Ethics – Principal Underwriter	(r)(6)
Powers of Attorney	(s)